UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05159

RS Investment Trust

(Exact name of registrant as specified in charter)

One Bush Street, Suite 900 San Francisco, CA	94104
(Address of principal executive offices)	(Zip code)

Matthew H. Scanlan

c/o RS Investments

One Bush Street, Suite 900

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-766-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

RS GROWTH FUNDS

Class A, C, K and Y Shares

RS SMALL CAP GROWTH FUND

RS SELECT GROWTH FUND

RS MID CAP GROWTH FUND

RS GROWTH FUND

RS TECHNOLOGY FUND

RS SMALL CAP EQUITY FUND

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Investments

Value | Growth | International | Natural Resources | Fixed Income

RS Funds provide clients with access to distinct and experienced investment teams — each pursuing investment opportunities consistent with its particular style. The dedicated research team approach assures that our clients benefit from process consistency, investment excellence, and choice across disciplines.

Value	RS Technology Fund	Natural Resources
RS Partners Fund*	RS Small Cap Equity Fund*	RS Global Natural Resources Fund*
RS Value Fund
RS Large Cap Alpha Fund	International	Fixed Income
RS Investors Fund	RS International Fund	RS Investment Quality Bond Fund
	RS Global Fund	RS Low Duration Bond Fund
Growth	RS Emerging Markets Fund	RS High Yield Fund
RS Small Cap Growth Fund	RS Emerging Markets Small Cap Fund	RS Tax-Exempt Fund
RS Select Growth Fund	RS China Fund	RS High Income Municipal Bond Fund
RS Mid Cap Growth Fund		RS Floating Rate Fund
RS Growth Fund		RS Strategic Income Fund

*	Closed to most new investments. Please see the prospectus for more information.

CEO’S LETTER

Matthew H. Scanlan CEO, RS Investments

Dear RS Funds Shareholder,

Despite clear evidence of economic recovery, investors are still reeling from 2008. Though caution remains a high priority, investors are finally beginning to overcome inertia and to realize the need to act with more conviction in this low-return environment.

Thus, the hunt for alpha (a measure of performance on a risk-adjusted basis) continues. We’ve noticed that the concept of high-conviction investing is gaining interest among investors, many of whom are exploring new approaches to produce alpha for their equity portfolios.

I spent most of my career in a quantitative investment environment, so I’ve had to do some serious soul searching over the last two years, asking myself: “Why am I leading a fundamental active investment firm?” I recently co-authored a white paper with my colleague Larry Siegel, Director of Research at the CFA Institute Research Foundation, which explores this concept and provides some answers.

Decades of experience have taught us that portfolios must be broadly diversified to meet long-term investment goals. But that doesn’t mean all managers must be diversified. In “No Fear of Commitment: The Role of High-Conviction Active Management,” we study the role of concentrated managers within a diversified portfolio and how investors should evaluate them.

We started with a philosophical review of active management. There’s a behavioral finance concept called “bounded rationality” that tells us that most managers should specialize, focusing their efforts on segments of the market where they are most confident in their ability to apply insights and earn significant alpha. Why? Because in the end, you can’t be an expert on everything, but you can know a great deal about a few things. Specialization — and conviction — matter!

In our white paper, which will appear in the fall issue of the Journal of Investing, we also took a look at implementation to find out which characteristics matter most with high-conviction managers and how those influence portfolio construction techniques. One key takeaway is that investors can blend the best of index and active exposures to create an optimal portfolio. That includes high-conviction managers, in those cases where the investor has confidence that the manager will exceed expectations.

We appreciate the confidence you’ve placed in us. In the pages that follow, you’ll find an update on the RS Funds. It includes important information about your investment with our firm.

Please visit www.rsinvestments.com for additional insights and the latest commentary from our investment teams.

Sincerely,

Matthew H. Scanlan

Chief Executive Officer

THIS PAGE NOT PART OF YOUR FUND REPORT	www.rsinvestments.com	1

CEO’S LETTER

As with all mutual funds, the value of an investment in a Fund could decline, so you could lose money.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. To obtain a copy, please call 800.766.3863 or visit www.rsinvestments.com.

RS Funds are distributed by RS Funds Distributor LLC, member: FINRA, SIPC. ©2014 RS Investment Management Co. LLC

2	www.rsinvestments.com	THIS PAGE NOT PART OF YOUR FUND REPORT

IMPORTANT INFORMATION CONCERNING FUND PERFORMANCE

Important Information Concerning Fund Performance

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2014. Any mention of specific securities should not be considered a recommendation to buy or sell those securities. A Fund may buy, sell, or hold any security identified herein, on the basis of factors described herein or the basis of other factors or other considerations. Fund holdings will change.

Performance quoted represents past performance and does not guarantee or predict future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any double-digit returns are highly unusual and cannot be sustained. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read a Fund’s prospectus carefully for more information on sales charges as they do not apply in all cases, and if applied, are reduced for larger purchases. Certain share classes are subject to contingent deferred sales charges which are typically paid at time of sale. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge of 1% for periods of 1 year or less. There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Financial Highlights section of this report. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures include the effect of expense limitations in effect during the periods shown, if applicable; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance information, which may be lower or higher than that cited, is available by contacting RS Investments at 800.766.3863 and is periodically updated on our website: www.rsinvestments.com.

www.rsinvestments.com	3

RS SMALL CAP GROWTH FUND

RS Small Cap Growth Fund

Characteristics (unaudited)

Total Net Assets: $1,087,221,166

Top Ten Holdings[1]

Holding	% of Total Net Assets
LogMeIn, Inc.	2.38%
Proofpoint, Inc.	2.27%
Euronet Worldwide, Inc.	2.09%
Microsemi Corp.	1.99%
Portfolio Recovery Associates, Inc.	1.98%
Restoration Hardware Holdings, Inc.	1.75%
Cytec Industries, Inc.	1.70%
The Ultimate Software Group, Inc.	1.66%
The Hain Celestial Group, Inc.	1.61%
Pacira Pharmaceuticals, Inc.	1.60%
Total	19.03%

Sector Allocation[2]

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
2	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.
3

The Russell 2000® Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

4	www.rsinvestments.com

RS SMALL CAP GROWTH FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (11/30/87)
without sales charge	-0.14%	22.60%	13.79%	21.94%	9.02%	13.69%
with sales charge	-4.89%	16.78%	11.96%	20.76%	8.50%	13.48%
Class C Shares (9/6/07)
without sales charge	-0.53%	21.59%	12.62%	20.59%	—	7.04%
with sales charge	-1.52%	20.59%	12.62%	20.59%	—	7.04%
Class K Shares (1/22/07)	-0.36%	22.04%	13.18%	21.23%	—	8.76%
Class Y Shares (5/1/07)	0.00%	22.93%	14.13%	22.34%	—	9.34%
Russell 2000® Growth Index[3]	2.22%	24.73%	14.49%	20.50%	9.04%	9.20%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Small Cap Growth Fund and in the Russell 2000® Growth Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the inception of Class C shares (9/6/07), Class K shares (1/22/07), and Class Y shares (5/1/07) would have the following values as of June 30, 2014: $15,895 (Class C), $18,677 (Class K), and $18,958 (Class Y). While Class C and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

www.rsinvestments.com	5

RS SELECT GROWTH FUND

RS Select Growth Fund

Characteristics (unaudited)

Total Net Assets: $991,868,521

Top Ten Holdings[1]

Holding	% of Total Net Assets
Euronet Worldwide, Inc.	3.16%
Portfolio Recovery Associates, Inc.	3.16%
LogMeIn, Inc.	2.93%
Cytec Industries, Inc.	2.70%
Jazz Pharmaceuticals PLC	2.36%
Clean Harbors, Inc.	2.33%
Restoration Hardware Holdings, Inc.	2.27%
Ligand Pharmaceuticals, Inc.	2.24%
Huron Consulting Group, Inc.	2.23%
Hexcel Corp.	2.18%
Total	25.56%

Sector Allocation[2]

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
2	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.
3

The Russell 2500® Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2500® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

4

The Russell 2000® Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

6	www.rsinvestments.com

RS SELECT GROWTH FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (8/1/96)
without sales charge	-2.08%	17.83%	13.90%	22.73%	8.31%	11.80%
with sales charge	-6.73%	12.22%	12.08%	21.54%	7.78%	11.50%
Class C Shares (11/15/07)
without sales charge	-2.44%	16.89%	12.94%	21.66%	—	8.04%
with sales charge	-3.42%	15.89%	12.94%	21.66%	—	8.04%
Class K Shares (2/12/07)	-2.18%	17.43%	13.13%	21.76%	—	8.78%
Class Y Shares (5/1/09)	-1.95%	18.14%	14.22%	23.07%	—	23.04%
Russell 2500® Growth Index[3]	3.97%	26.26%	14.88%	21.65%	9.94%	8.55%	*
Russell 2000® Growth Index[4]	2.22%	24.73%	14.49%	20.50%	9.04%	6.97%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Select Growth Fund and in the Russell 2500® Growth Index and the Russell 2000® Growth Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the inception of Class C shares (11/15/07), Class K shares (2/12/07), and Class Y shares (5/1/09) would have the following values as of June 30, 2014: $16,687 (Class C), $18,613 (Class K), and $29,170 (Class Y). While Class C and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

www.rsinvestments.com	7

RS MID CAP GROWTH FUND

RS Mid Cap Growth Fund

Characteristics (unaudited)

Total Net Assets: $185,057,956

Top Ten Holdings[1]

Holding	% of Total Net Assets
Affiliated Managers Group, Inc.	2.43%
Chipotle Mexican Grill, Inc.	2.28%
Jazz Pharmaceuticals PLC	2.26%
Hexcel Corp.	2.20%
Keurig Green Mountain, Inc.	2.06%
Micron Technology, Inc.	2.05%
Teledyne Technologies, Inc.	2.02%
The Kroger Co.	2.00%
Gentex Corp.	1.96%
Williams-Sonoma, Inc.	1.94%
Total	21.20%

Sector Allocation[2]

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
2	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.
3

The Russell Midcap® Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

8	www.rsinvestments.com

RS MID CAP GROWTH FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (7/12/95)
without sales charge	1.75%	25.72%	14.84%	21.97%	7.85%	9.76%
with sales charge	-3.09%	19.75%	12.99%	20.80%	7.32%	9.48%
Class C Shares (5/21/07)
without sales charge	1.42%	24.72%	13.81%	20.75%	—	4.35%
with sales charge	0.42%	23.72%	13.81%	20.75%	—	4.35%
Class K Shares (12/4/06)	1.55%	25.10%	14.23%	21.29%	—	5.79%
Class Y Shares (5/1/07)	1.93%	26.03%	15.12%	22.27%	—	6.31%
Russell Midcap® Growth Index[3]	6.51%	26.04%	14.54%	21.16%	9.83%	9.33%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Mid Cap Growth Fund and in the Russell Midcap® Growth Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the inception of Class C shares (5/21/07), Class K shares (12/4/06), and Class Y shares (5/1/07) would have the following values as of June 30, 2014: $13,539 (Class C), $15,315 (Class K), and $15,505 (Class Y). While Class C and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

www.rsinvestments.com	9

RS GROWTH FUND

RS Growth Fund

Characteristics (unaudited)

Total Net Assets: $260,161,696

Top Ten Holdings[1]

Holding	% of Total Net Assets
Gilead Sciences, Inc.	4.91%
Micron Technology, Inc.	3.08%
Facebook, Inc., Class A	3.07%
Affiliated Managers Group, Inc.	3.06%
Google, Inc., Class C	3.06%
Jazz Pharmaceuticals PLC	2.82%
Advance Auto Parts, Inc.	2.55%
Schlumberger Ltd.	2.53%
EOG Resources, Inc.	2.52%
The Home Depot, Inc.	2.49%
Total	30.09%

Sector Allocation[2]

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
2	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.
3

The Russell 1000® Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000® Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

10	www.rsinvestments.com

RS GROWTH FUND

Performance Update (unaudited)

Average Annual Total Returns

	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (5/12/92)
without sales charge	4.09%	32.11%	16.69%	18.75%	7.87%	9.98%
with sales charge	-0.84%	25.83%	14.82%	17.62%	7.35%	9.74%
Class C Shares (6/29/07)
without sales charge	3.65%	30.91%	15.46%	17.41%	—	4.60%
with sales charge	2.65%	29.91%	15.46%	17.41%	—	4.60%
Class K Shares (11/27/06)	3.78%	31.38%	15.96%	18.05%	—	6.01%
Class Y Shares (5/1/07)	4.24%	32.49%	16.97%	19.02%	—	6.57%
Russell 1000® Growth Index[3]	6.31%	26.92%	16.26%	19.24%	8.20%	8.52%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Growth Fund and in the Russell 1000® Growth Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the inception of Class C shares (6/29/07), Class K shares (11/27/06), and Class Y shares (5/1/07) would have the following values as of June 30, 2014: $13,699 (Class C), $15,571 (Class K), and $15,779 (Class Y). While Class C and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

www.rsinvestments.com	11

RS TECHNOLOGY FUND

RS Technology Fund

Characteristics (unaudited)

Total Net Assets: $206,408,395

Top Ten Holdings[1]

Holding	% of Total Net Assets
Google, Inc., Class C	7.15%
Facebook, Inc., Class A	3.96%
Apple, Inc.	3.31%
Mavenir Systems, Inc.	3.26%
Micron Technology, Inc.	3.13%
Finisar Corp.	2.13%
LogMeIn, Inc.	2.12%
Amazon.com, Inc.	2.08%
Bazaarvoice, Inc.	2.04%
NXP Semiconductor N.V.	2.04%
Total	31.22%

Sector Allocation[2]

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
2	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.
3

The S&P North American Technology Sector IndexTM is a modified capitalization–weighted index based on a universe of technology-related stocks. Since inception return for the S&P North American Technology Sector IndexTM reflects, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index return does not reflect the reinvestment of dividends. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

4

The S&P 500® Index is an unmanaged market-capitalization-weighted index generally considered to be representative of U.S. equity market activity. The index consists of 500 stocks representing leading industries of the U.S. economy. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

12	www.rsinvestments.com

RS TECHNOLOGY FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (11/15/95)
without sales charge	-3.43%	26.35%	8.22%	18.07%	8.15%	9.13%
with sales charge	-8.04%	20.36%	6.49%	16.93%	7.63%	8.85%
Class C Shares (5/2/07)
without sales charge	-3.84%	25.26%	7.36%	17.07%	—	7.58%
with sales charge	-4.80%	24.26%	7.36%	17.07%	—	7.58%
Class K Shares (1/19/07)	-3.69%	25.63%	7.65%	17.35%	—	8.77%
Class Y Shares (5/1/07)	-3.30%	26.70%	8.55%	18.43%	—	9.04%
S&P North American Technology Sector IndexTM 3	7.01%	30.19%	16.88%	19.09%	8.57%	8.79%	*
S&P 500® Index[4]	7.14%	24.61%	16.58%	18.83%	7.78%	8.61%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Technology Fund and in the S&P North American Technology Sector IndexTM and the S&P 500® Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the inception of Class C shares (5/2/07), Class K shares (1/19/07), and Class Y shares (5/1/07) would have the following values as of June 30, 2014: $16,875 (Class C), $18,692 (Class K), and $18,585 (Class Y). While Class C and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

www.rsinvestments.com	13

RS SMALL CAP EQUITY FUND

RS Small Cap Equity Fund

Characteristics (unaudited)

Total Net Assets: $122,142,982

Top Ten Holdings[1]

Holding	% of Total Net Assets
LogMeIn, Inc.	2.55%
Proofpoint, Inc.	2.23%
Euronet Worldwide, Inc.	2.11%
Portfolio Recovery Associates, Inc.	2.04%
Microsemi Corp.	1.96%
Restoration Hardware Holdings, Inc.	1.82%
The Ultimate Software Group, Inc.	1.71%
Cytec Industries, Inc.	1.69%
Pacira Pharmaceuticals, Inc.	1.65%
Ligand Pharmaceuticals, Inc.	1.64%
Total	19.40%

Sector Allocation[2]

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
2	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.
3

The Russell 2000® Growth Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, it does not incur fees and expenses.

14	www.rsinvestments.com

RS SMALL CAP EQUITY FUND

Performance Update (unaudited)

Average Annual Total Returns

	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (5/1/97)
without sales charge	0.09%	23.20%	13.88%	21.72%	9.81%	9.89%
with maximum sales charge	-4.66%	17.33%	12.05%	20.53%	9.28%	9.58%
Class C Shares (8/7/00)
without sales charge	-0.38%	22.19%	12.86%	20.61%	8.82%	5.96%
with sales charge	-1.38%	21.22%	12.86%	20.61%	8.82%	5.96%
Class K Shares (5/15/01)	-0.10%	22.82%	13.50%	21.33%	9.45%	8.78%
Class Y Shares (5/1/07)	0.28%	23.56%	14.19%	21.96%	—	8.92%
Russell 2000® Growth Index[3]	2.22%	24.73%	14.49%	20.50%	9.04%	7.29%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Small Cap Equity Fund and in the Russell 2000® Growth Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made 10 years ago in Class C shares and Class K shares and upon the inception of Class Y shares (5/1/07) would have the following values as of June 30, 2014: $23,290 (Class C), $24,667 (Class K), and $18,442 (Class Y). While Class C, and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian Park Avenue Small Cap Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006.

www.rsinvestments.com	15

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014. The following table shows the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the following table. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the following table. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Based on Actual Return		Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
RS Small Cap Growth Fund	Class A	$1,000.00	$998.60	$6.79	1.37%
	Class C	$1,000.00	$994.70	$10.58	2.14%
	Class K	$1,000.00	$996.40	$9.01	1.82%
	Class Y	$1,000.00	$1,000.00	$5.36	1.08%

16	www.rsinvestments.com

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
RS Select Growth Fund	Class A	$1,000.00	$979.20	$6.72	1.37%
	Class C	$1,000.00	$975.60	$10.53	2.15%
	Class K	$1,000.00	$978.20	$9.22	1.88%
	Class Y	$1,000.00	$980.50	$5.45	1.11%
RS Mid Cap Growth Fund	Class A	$1,000.00	$1,017.50	$6.45	1.29%
	Class C	$1,000.00	$1,014.20	$10.44	2.09%
	Class K	$1,000.00	$1,015.50	$8.90	1.78%
	Class Y	$1,000.00	$1,019.30	$5.06	1.01%
RS Growth Fund	Class A	$1,000.00	$1,040.90	$5.92	1.17%
	Class C	$1,000.00	$1,036.50	$10.15	2.01%
	Class K	$1,000.00	$1,037.80	$8.69	1.72%
	Class Y	$1,000.00	$1,042.40	$4.56	0.90%
RS Technology Fund	Class A	$1,000.00	$965.70	$7.26	1.49%
	Class C	$1,000.00	$961.60	$11.33	2.33%
	Class K	$1,000.00	$963.10	$9.83	2.02%
	Class Y	$1,000.00	$967.00	$5.85	1.20%
RS Small Cap Equity Fund	Class A	$1,000.00	$1,000.90	$6.25	1.26%
	Class C	$1,000.00	$996.20	$10.79	2.18%
	Class K	$1,000.00	$999.00	$8.13	1.64%
	Class Y	$1,000.00	$1,002.80	$5.02	1.01%
Based on Hypothetical Return (5% Return Before Expenses)
RS Small Cap Growth Fund	Class A	$1,000.00	$1,018.00	$6.85	1.37%
	Class C	$1,000.00	$1,014.18	$10.69	2.14%
	Class K	$1,000.00	$1,015.77	$9.10	1.82%
	Class Y	$1,000.00	$1,019.44	$5.41	1.08%
RS Select Growth Fund	Class A	$1,000.00	$1,018.00	$6.85	1.37%
	Class C	$1,000.00	$1,014.13	$10.74	2.15%
	Class K	$1,000.00	$1,015.47	$9.39	1.88%
	Class Y	$1,000.00	$1,019.29	$5.56	1.11%
RS Mid Cap Growth Fund	Class A	$1,000.00	$1,018.40	$6.46	1.29%
	Class C	$1,000.00	$1,014.43	$10.44	2.09%
	Class K	$1,000.00	$1,015.97	$8.90	1.78%
	Class Y	$1,000.00	$1,019.79	$5.06	1.01%
RS Growth Fund	Class A	$1,000.00	$1,018.99	$5.86	1.17%
	Class C	$1,000.00	$1,014.83	$10.04	2.01%
	Class K	$1,000.00	$1,016.27	$8.60	1.72%
	Class Y	$1,000.00	$1,020.33	$4.51	0.90%
RS Technology Fund	Class A	$1,000.00	$1,017.41	$7.45	1.49%
	Class C	$1,000.00	$1,013.24	$11.63	2.33%
	Class K	$1,000.00	$1,014.78	$10.09	2.02%
	Class Y	$1,000.00	$1,018.84	$6.01	1.20%
RS Small Cap Equity Fund	Class A	$1,000.00	$1,018.55	$6.31	1.26%
	Class C	$1,000.00	$1,013.98	$10.89	2.18%
	Class K	$1,000.00	$1,016.66	$8.20	1.64%
	Class Y	$1,000.00	$1,019.79	$5.06	1.01%
*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

www.rsinvestments.com	17

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Financial Information

Six-Month Period Ended June 30, 2014

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 93.9%
Advertising Agencies – 0.0%
Constant Contact, Inc.(1)	3,800	$122,018

		122,018
Aerospace – 2.5%
HEICO Corp., Class A	326,898	13,272,059
Teledyne Technologies, Inc.(1)	148,162	14,396,901

		27,668,960
Air Transport – 1.0%
Spirit Airlines, Inc.(1)	172,700	10,921,548

		10,921,548
Asset Management & Custodian – 0.8%
Financial Engines, Inc.	180,600	8,177,568

		8,177,568
Auto Parts – 0.8%
Dorman Products, Inc.(1)	172,031	8,484,569

		8,484,569
Back Office Support, HR and Consulting – 2.4%
Huron Consulting Group, Inc.(1)	241,419	17,097,293
WageWorks, Inc.(1)	182,523	8,799,434

		25,896,727
Banks: Diversified – 2.0%
Customers Bancorp, Inc.(1)	482,385	9,652,524
Signature Bank(1)	95,160	12,007,289

		21,659,813
Biotechnology – 8.3%
Bluebird Bio, Inc.(1)	200,700	7,740,999
Chimerix, Inc.(1)	362,500	7,953,250
KYTHERA Biopharmaceuticals, Inc.(1)	189,400	7,267,278
Ligand Pharmaceuticals, Inc.(1)	273,800	17,055,002
NanoString Technologies, Inc.(1)	391,300	5,849,935
Orexigen Therapeutics, Inc.(1)	1,450,685	8,965,233
Receptos, Inc.(1)	248,892	10,602,799
Revance Therapeutics, Inc.(1)	235,700	8,013,800
Ultragenyx Pharmaceutical, Inc.(1)	136,914	6,146,070
Vital Therapies, Inc.(1)	381,065	10,380,211

		89,974,577
Building Materials – 1.0%
Simpson Manufacturing Co., Inc.	302,200	10,987,992

		10,987,992

20	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Casinos & Gambling – 1.3%
Multimedia Games Holding Co., Inc.(1)	483,811	$14,340,158

		14,340,158
Chemicals: Diversified – 1.7%
Cytec Industries, Inc.	175,255	18,475,382

		18,475,382
Chemicals: Specialty – 1.0%
Quaker Chemical Corp.	139,042	10,677,035

		10,677,035
Communications Technology – 3.5%
Aruba Networks, Inc.(1)	420,819	7,372,749
Finisar Corp.(1)	781,723	15,439,029
RingCentral, Inc., Class A(1)	981,500	14,850,095

		37,661,873
Computer Services, Software & Systems – 7.0%
comScore, Inc.(1)	123,100	4,367,588
Infoblox, Inc.(1)	241,991	3,182,182
LogMeIn, Inc.(1)	555,500	25,897,410
Proofpoint, Inc.(1)	658,185	24,655,610
The Ultimate Software Group, Inc.(1)	130,478	18,028,145

		76,130,935
Consumer Lending – 2.0%
Portfolio Recovery Associates, Inc.(1)	362,407	21,574,089

		21,574,089
Diversified Materials & Processing – 1.4%
Hexcel Corp.(1)	383,366	15,679,669

		15,679,669
Education Services – 2.4%
Capella Education Co.	215,800	11,737,362
Grand Canyon Education, Inc.(1)	308,121	14,164,322

		25,901,684
Electronic Components – 0.3%
InvenSense, Inc.(1)	144,253	3,273,101

		3,273,101
Entertainment – 1.2%
IMAX Corp.(1)	456,387	12,997,902

		12,997,902
Financial Data & Systems – 3.0%
Euronet Worldwide, Inc.(1)	470,500	22,696,920
WEX, Inc.(1)	91,900	9,646,743

		32,343,663

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	21

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Foods – 4.3%
Boulder Brands, Inc.(1)	618,594	$8,771,663
Pinnacle Foods, Inc.	116,235	3,824,132
The Hain Celestial Group, Inc.(1)	197,280	17,506,627
The WhiteWave Foods Co.(1)	530,120	17,159,984

		47,262,406
Health Care Facilities – 0.8%
Surgical Care Affiliates, Inc.(1)	310,100	9,017,708

		9,017,708
Health Care Services – 2.3%
Acadia Healthcare Co., Inc.(1)	289,382	13,166,881
ExamWorks Group, Inc.(1)	370,200	11,746,446

		24,913,327
Hotel/Motel – 0.9%
Belmond Ltd., Class A(1)	686,200	9,977,348

		9,977,348
Household Furnishings – 1.7%
Restoration Hardware Holdings, Inc.(1)	204,600	19,038,030

		19,038,030
Machinery: Industrial – 0.8%
The Middleby Corp.(1)	106,230	8,787,346

		8,787,346
Medical & Dental Instruments & Supplies – 2.1%
AtriCure, Inc.(1)	555,338	10,207,112
West Pharmaceutical Services, Inc.	291,842	12,309,896

		22,517,008
Medical Equipment – 6.8%
Cyberonics, Inc.(1)	169,039	10,558,176
DexCom, Inc.(1)	356,774	14,149,657
Fluidigm Corp.(1)	351,300	10,328,220
K2M Group Holdings, Inc.(1)	562,000	8,362,560
NxStage Medical, Inc.(1)	1,145,100	16,455,087
Zeltiq Aesthetics, Inc.(1)	898,000	13,640,620

		73,494,320
Office Supplies & Equipment – 1.5%
Steelcase, Inc., Class A	1,076,769	16,291,515

		16,291,515
Oil Well Equipment & Services – 2.7%
Geospace Technologies Corp.(1)	138,810	7,645,655
Matrix Service Co.(1)	249,700	8,187,663
RigNet, Inc.(1)	256,711	13,816,186

		29,649,504

22	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Oil: Crude Producers – 2.8%
Athlon Energy, Inc.(1)	186,100	$8,876,970
Bonanza Creek Energy, Inc.(1)	208,000	11,895,520
Carrizo Oil & Gas, Inc.(1)	147,350	10,205,461

		30,977,951
Pharmaceuticals – 2.1%
Aratana Therapeutics, Inc.(1)	381,400	5,953,654
Pacira Pharmaceuticals, Inc.(1)	189,916	17,445,684

		23,399,338
Production Technology Equipment – 1.0%
FEI Co.	118,143	10,719,114

		10,719,114
Recreational Vehicles & Boats – 0.5%
Drew Industries, Inc.	113,508	5,676,535

		5,676,535
Restaurants – 2.2%
Red Robin Gourmet Burgers, Inc.(1)	152,100	10,829,520
Sonic Corp.(1)	605,700	13,373,856

		24,203,376
Scientific Instruments: Electrical – 2.6%
GrafTech International Ltd.(1)	1,269,900	13,283,154
Littelfuse, Inc.	160,100	14,881,295

		28,164,449
Scientific Instruments: Pollution Control – 2.6%
Clean Harbors, Inc.(1)	255,600	16,422,300
Darling Ingredients, Inc.(1)	559,720	11,698,148

		28,120,448
Securities Brokerage & Services – 0.6%
MarketAxess Holdings, Inc.	120,283	6,502,499

		6,502,499
Semiconductors & Components – 4.1%
Ambarella, Inc.(1)	401,700	12,525,006
Microsemi Corp.(1)	808,412	21,633,105
Spansion, Inc., Class A(1)	479,400	10,100,958

		44,259,069
Specialty Retail – 3.7%
Burlington Stores, Inc.(1)	433,079	13,797,897
Lithia Motors, Inc., Class A	140,400	13,207,428
Vitamin Shoppe, Inc.(1)	301,275	12,960,850

		39,966,175

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	23

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Steel – 0.8%
Steel Dynamics, Inc.	459,500	$8,248,025

		8,248,025
Textiles, Apparel & Shoes – 1.6%
G-III Apparel Group Ltd.(1)	207,813	16,970,010

		16,970,010
Truckers – 1.1%
Old Dominion Freight Line, Inc.(1)	182,464	11,619,307

		11,619,307
Utilities: Telecommunications – 0.7%
Cogent Communications Holdings, Inc.	218,800	7,559,540

		7,559,540
Total Common Stocks (Cost $832,718,067)		1,020,283,611

	Principal Amount	Value
Repurchase Agreements – 5.8%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $63,388,000, due 7/1/2014(2)	$63,388,000	63,388,000
Total Repurchase Agreements (Cost $63,388,000)		63,388,000
Total Investments – 99.7% (Cost $896,106,067)		1,083,671,611
Other Assets, Net – 0.3%		3,549,555
Total Net Assets – 100.0%		$1,087,221,166

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.75%	11/15/2043	$64,658,750

24	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP GROWTH FUND

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$1,020,283,611	$—	$—	$1,020,283,611

Repurchase Agreements	—	63,388,000	—	63,388,000

Total	$1,020,283,611	$63,388,000	$—	$1,083,671,611

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	25

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 98.5%
Advertising Agencies – 0.0%
Constant Contact, Inc.(1)	5,402	$173,458

		173,458
Aerospace – 4.0%
HEICO Corp., Class A	478,583	19,430,470
Teledyne Technologies, Inc.(1)	209,552	20,362,168

		39,792,638
Air Transport – 1.6%
Spirit Airlines, Inc.(1)	251,100	15,879,564

		15,879,564
Asset Management & Custodian – 1.2%
Financial Engines, Inc.	261,000	11,818,080

		11,818,080
Auto Parts – 3.3%
Dorman Products, Inc.(1)	267,437	13,189,993
Gentex Corp.	656,400	19,094,676

		32,284,669
Back Office Support, HR and Consulting – 2.9%
Huron Consulting Group, Inc.(1)	311,663	22,071,974
WageWorks, Inc.(1)	148,992	7,182,904

		29,254,878
Banks: Diversified – 1.3%
SVB Financial Group(1)	113,715	13,261,443

		13,261,443
Biotechnology – 3.8%
Cubist Pharmaceuticals, Inc.(1)	217,758	15,203,864
Ligand Pharmaceuticals, Inc.(1)	356,370	22,198,287

		37,402,151
Casinos & Gambling – 1.6%
Multimedia Games Holding Co., Inc.(1)	553,269	16,398,893

		16,398,893
Chemicals: Diversified – 2.7%
Cytec Industries, Inc.	253,900	26,766,138

		26,766,138
Chemicals: Specialty – 1.6%
Quaker Chemical Corp.	212,009	16,280,171

		16,280,171
Communications Technology – 1.7%
Finisar Corp.(1)	849,801	16,783,570

		16,783,570

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SELECT GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Computer Services, Software & Systems – 7.7%
AOL, Inc.(1)	351,700	$13,994,143
Infoblox, Inc.(1)	226,941	2,984,274
LogMeIn, Inc.(1)	624,137	29,097,267
Rackspace Hosting, Inc.(1)	267,800	9,014,148
The Ultimate Software Group, Inc.(1)	151,181	20,888,679

		75,978,511
Consumer Lending – 3.2%
Portfolio Recovery Associates, Inc.(1)	525,830	31,302,660

		31,302,660
Diversified Financial Services – 1.1%
LPL Financial Holdings, Inc.	227,792	11,330,374

		11,330,374
Diversified Materials & Processing – 2.2%
Hexcel Corp.(1)	529,638	21,662,194

		21,662,194
Education Services – 3.2%
Capella Education Co.	258,000	14,032,620
Grand Canyon Education, Inc.(1)	380,429	17,488,321

		31,520,941
Electronic Components – 0.3%
InvenSense, Inc.(1)	138,311	3,138,277

		3,138,277
Entertainment – 1.6%
IMAX Corp.(1)	544,315	15,502,091

		15,502,091
Financial Data & Systems – 4.6%
Euronet Worldwide, Inc.(1)	650,700	31,389,768
WEX, Inc.(1)	134,100	14,076,477

		45,466,245
Foods – 3.7%
The Hain Celestial Group, Inc.(1)	229,623	20,376,745
The WhiteWave Foods Co.(1)	515,600	16,689,972

		37,066,717
Health Care Services – 2.8%
ExamWorks Group, Inc.(1)	544,811	17,286,853
Premier, Inc., Class A(1)	347,400	10,074,600

		27,361,453
Hotel/Motel – 1.4%
Belmond Ltd., Class A(1)	948,200	13,786,828

		13,786,828

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Household Furnishings – 2.3%
Restoration Hardware Holdings, Inc.(1)	242,408	$22,556,064

		22,556,064
Machinery: Industrial – 1.3%
The Middleby Corp.(1)	150,981	12,489,148

		12,489,148
Medical & Dental Instruments & Supplies – 1.5%
West Pharmaceutical Services, Inc.	351,638	14,832,091

		14,832,091
Medical Equipment – 3.9%
Cyberonics, Inc.(1)	241,075	15,057,545
IDEXX Laboratories, Inc.(1)	99,865	13,338,968
PerkinElmer, Inc.	228,900	10,721,676

		39,118,189
Oil Well Equipment & Services – 1.1%
Geospace Technologies Corp.(1)	199,413	10,983,668

		10,983,668
Oil: Crude Producers – 4.5%
Athlon Energy, Inc.(1)	269,000	12,831,300
Bonanza Creek Energy, Inc.(1)	294,900	16,865,331
Carrizo Oil & Gas, Inc.(1)	215,500	14,925,530

		44,622,161
Pharmaceuticals – 2.4%
Jazz Pharmaceuticals PLC(1)	159,217	23,406,491

		23,406,491
Production Technology Equipment – 1.0%
FEI Co.	114,900	10,424,877

		10,424,877
Recreational Vehicles & Boats – 1.5%
Brunswick Corp.	349,800	14,737,074

		14,737,074
Restaurants – 2.0%
Sonic Corp.(1)	911,500	20,125,920

		20,125,920
Scientific Instruments: Electrical – 3.9%
GrafTech International Ltd.(1)	1,764,102	18,452,507
Littelfuse, Inc.	220,686	20,512,764

		38,965,271
Scientific Instruments: Pollution Control – 4.1%
Clean Harbors, Inc.(1)	359,800	23,117,150
Darling Ingredients, Inc.(1)	820,120	17,140,508

		40,257,658

28	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SELECT GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Securities Brokerage & Services – 0.9%
MarketAxess Holdings, Inc.	170,533	$9,219,014

		9,219,014
Semiconductors & Components – 3.2%
Atmel Corp.(1)	1,135,900	10,643,383
Microsemi Corp.(1)	788,813	21,108,636

		31,752,019
Specialty Retail – 3.8%
Vitamin Shoppe, Inc.(1)	420,412	18,086,124
Williams-Sonoma, Inc.	266,922	19,159,661

		37,245,785
Steel – 1.1%
Steel Dynamics, Inc.	636,900	11,432,355

		11,432,355
Telecommunications Equipment – 0.8%
Ubiquiti Networks, Inc.(1)	172,812	7,809,374

		7,809,374
Truckers – 1.7%
Old Dominion Freight Line, Inc.(1)	257,997	16,429,249

		16,429,249
Total Common Stocks (Cost $806,753,241)		976,618,352

	Principal Amount	Value
Repurchase Agreements – 1.6%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $16,198,000, due 7/1/2014(2)	$16,198,000	16,198,000
Total Repurchase Agreements (Cost $16,198,000)		16,198,000
Total Investments – 100.1% (Cost $822,951,241)		992,816,352
Other Liabilities, Net – (0.1)%		(947,831)
Total Net Assets – 100.0%		$991,868,521

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.375%	5/15/2044	$16,523,325

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	29

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$976,618,352	$—	$—	$976,618,352

Repurchase Agreements	—	16,198,000	—	16,198,000

Total	$976,618,352	$16,198,000	$—	$992,816,352

30	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 97.9%
Aerospace – 2.9%
B/E Aerospace, Inc.(1)	18,000	$1,664,820
Teledyne Technologies, Inc.(1)	38,435	3,734,729

		5,399,549
Air Transport – 1.6%
American Airlines Group, Inc.(1)	68,900	2,959,944

		2,959,944
Asset Management & Custodian – 3.9%
Affiliated Managers Group, Inc.(1)	21,902	4,498,671
WisdomTree Investments, Inc.(1)	214,300	2,648,748

		7,147,419
Auto Parts – 3.8%
Gentex Corp.	124,900	3,633,341
LKQ Corp.(1)	127,940	3,414,719

		7,048,060
Banks: Diversified – 2.5%
First Republic Bank	40,000	2,199,600
SVB Financial Group(1)	21,020	2,451,352

		4,650,952
Beverage: Brewers & Distillers – 1.8%
Constellation Brands, Inc., Class A(1)	38,400	3,384,192

		3,384,192
Beverage: Soft Drinks – 2.1%
Keurig Green Mountain, Inc.	30,550	3,806,835

		3,806,835
Biotechnology – 2.7%
Cubist Pharmaceuticals, Inc.(1)	25,900	1,808,338
Intercept Pharmaceuticals, Inc.(1)	3,214	760,529
Ligand Pharmaceuticals, Inc.(1)	37,810	2,355,185

		4,924,052
Chemicals: Diversified – 1.7%
Cytec Industries, Inc.	29,905	3,152,585

		3,152,585
Commercial Services: Rental & Leasing – 1.6%
United Rentals, Inc.(1)	28,955	3,032,457

		3,032,457
Computer Services, Software & Systems – 6.5%
Akamai Technologies, Inc.(1)	48,000	2,930,880
AOL, Inc.(1)	55,400	2,204,366
F5 Networks, Inc.(1)	25,372	2,827,456

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	31

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Computer Services, Software & Systems (continued)
Rackspace Hosting, Inc.(1)	49,500	$1,666,170
Salesforce.com, Inc.(1)	41,800	2,427,744

		12,056,616
Computer Technology – 1.2%
Western Digital Corp.	24,200	2,233,660

		2,233,660
Consumer Lending – 1.2%
FleetCor Technologies, Inc.(1)	16,435	2,166,133

		2,166,133
Containers & Packaging – 1.8%
Rock-Tenn Co., Class A	30,600	3,231,054

		3,231,054
Cosmetics – 1.2%
The Estee Lauder Companies, Inc., Class A	29,500	2,190,670

		2,190,670
Diversified Financial Services – 1.0%
LPL Financial Holdings, Inc.	38,800	1,929,912

		1,929,912
Diversified Materials & Processing – 2.2%
Hexcel Corp.(1)	99,330	4,062,597

		4,062,597
Diversified Media – 1.5%
Discovery Communications, Inc., Class C(1)	37,200	2,700,348

		2,700,348
Diversified Retail – 1.9%
Macy’s, Inc.	59,900	3,475,398

		3,475,398
Drug & Grocery Store Chains – 2.0%
The Kroger Co.	75,000	3,707,250

		3,707,250
Financial Data & Systems – 3.8%
Alliance Data Systems Corp.(1)	10,063	2,830,219
Vantiv, Inc., Class A(1)	38,500	1,294,370
WEX, Inc.(1)	27,110	2,845,736

		6,970,325
Foods – 1.6%
The WhiteWave Foods Co.(1)	91,700	2,968,329

		2,968,329

32	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS MID CAP GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Health Care Services – 3.6%
Cerner Corp.(1)	40,620	$2,095,180
Envision Healthcare Holdings, Inc.(1)	77,000	2,765,070
Premier, Inc., Class A(1)	63,900	1,853,100

		6,713,350
Hotel/Motel – 1.3%
Wynn Resorts Ltd.	11,962	2,482,833

		2,482,833
Leisure Time – 1.7%
Expedia, Inc.	40,900	3,221,284

		3,221,284
Machinery: Industrial – 1.1%
The Middleby Corp.(1)	24,690	2,042,357

		2,042,357
Medical & Dental Instruments & Supplies – 2.9%
West Pharmaceutical Services, Inc.	55,882	2,357,103
Zimmer Holdings, Inc.	28,830	2,994,284

		5,351,387
Medical Equipment – 3.1%
IDEXX Laboratories, Inc.(1)	14,645	1,956,133
Illumina, Inc.(1)	10,350	1,847,889
PerkinElmer, Inc.	42,600	1,995,384

		5,799,406
Oil Well Equipment & Services – 2.9%
Cameron International Corp.(1)	41,000	2,776,110
Superior Energy Services, Inc.	70,700	2,555,098

		5,331,208
Oil: Crude Producers – 3.4%
Oasis Petroleum, Inc.(1)	31,800	1,777,302
Pioneer Natural Resources Co.	9,450	2,171,704
Southwestern Energy Co.(1)	52,700	2,397,323

		6,346,329
Pharmaceuticals – 2.3%
Jazz Pharmaceuticals PLC(1)	28,435	4,180,229

		4,180,229
Recreational Vehicles & Boats – 1.5%
Brunswick Corp.	65,200	2,746,876

		2,746,876
Restaurants – 2.3%
Chipotle Mexican Grill, Inc.(1)	7,114	4,215,116

		4,215,116

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	33

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Scientific Instruments: Control & Filter – 1.3%
Flowserve Corp.	33,400	$2,483,290

		2,483,290
Scientific Instruments: Electrical – 1.5%
AMETEK, Inc.	54,595	2,854,227

		2,854,227
Semiconductors & Components – 5.0%
Avago Technologies Ltd.	38,400	2,767,488
Micron Technology, Inc.(1)	115,100	3,792,545
NXP Semiconductor N.V.(1)	41,700	2,759,706

		9,319,739
Specialty Retail – 6.6%
Advance Auto Parts, Inc.	24,625	3,322,405
Burlington Stores, Inc.(1)	86,300	2,749,518
Tractor Supply Co.	41,150	2,485,460
Williams-Sonoma, Inc.	50,000	3,589,000

		12,146,383
Steel – 1.2%
Steel Dynamics, Inc.	118,100	2,119,895

		2,119,895
Telecommunications Equipment – 0.8%
Ubiquiti Networks, Inc.(1)	31,964	1,444,453

		1,444,453
Textiles, Apparel & Shoes – 2.3%
Michael Kors Holdings Ltd.(1)	31,780	2,817,297
PVH Corp.	12,417	1,447,822

		4,265,119
Tobacco – 1.1%
Lorillard, Inc.	34,200	2,085,174

		2,085,174
Truckers – 1.5%
Old Dominion Freight Line, Inc.(1)	44,155	2,811,790

		2,811,790
Total Common Stocks (Cost $153,591,701)		181,158,782

34	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS MID CAP GROWTH FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.8%

State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $3,288,000, due 7/1/2014(2)	$3,288,000	$3,288,000
Total Repurchase Agreements (Cost $3,288,000)		3,288,000
Total Investments – 99.7% (Cost $156,879,701)		184,446,782
Other Assets, Net – 0.3%		611,174
Total Net Assets – 100.0%		$185,057,956

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.50%	8/31/2018	$3,358,250

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$181,158,782	$—	$—	$181,158,782

Repurchase Agreements	—	3,288,000	—	3,288,000

Total	$181,158,782	$3,288,000	$—	$184,446,782

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	35

SCHEDULE OF INVESTMENTS – RS GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 99.8%
Aerospace – 1.0%
B/E Aerospace, Inc.(1)	28,500	$2,635,965

		2,635,965
Air Transport – 1.9%
American Airlines Group, Inc.(1)	117,300	5,039,208

		5,039,208
Asset Management & Custodian – 3.1%
Affiliated Managers Group, Inc.(1)	38,772	7,963,769

		7,963,769
Auto Parts – 2.3%
LKQ Corp.(1)	220,000	5,871,800

		5,871,800
Beverage: Brewers & Distillers – 2.3%
Constellation Brands, Inc., Class A(1)	68,600	6,045,718

		6,045,718
Beverage: Soft Drinks – 2.1%
Keurig Green Mountain, Inc.	44,345	5,525,831

		5,525,831
Biotechnology – 4.2%
Biogen Idec, Inc.(1)	15,322	4,831,180
Celgene Corp.(1)	70,990	6,096,621

		10,927,801
Casinos & Gambling – 1.6%
Las Vegas Sands Corp.	53,500	4,077,770

		4,077,770
Chemicals: Diversified – 1.4%
Ecolab, Inc.	33,667	3,748,484

		3,748,484
Commercial Services: Rental & Leasing – 1.8%
United Rentals, Inc.(1)	44,965	4,709,184

		4,709,184
Computer Services, Software & Systems – 13.0%
Akamai Technologies, Inc.(1)	63,300	3,865,098
F5 Networks, Inc.(1)	21,696	2,417,802
Facebook, Inc., Class A(1)	118,700	7,987,323
Google, Inc., Class C(1)	13,838	7,960,725
Microsoft Corp.	110,600	4,612,020
Oracle Corp.	112,000	4,539,360
VMware, Inc., Class A(1)	23,930	2,316,663

		33,698,991

36	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Computer Technology – 3.1%
Apple, Inc.	54,137	$5,030,951
Western Digital Corp.	34,000	3,138,200

		8,169,151
Consumer Lending – 1.5%
FleetCor Technologies, Inc.(1)	28,680	3,780,024

		3,780,024
Containers & Packaging – 2.2%
Rock-Tenn Co., Class A	53,615	5,661,208

		5,661,208
Cosmetics – 1.5%
The Estee Lauder Companies, Inc., Class A	51,400	3,816,964

		3,816,964
Diversified Manufacturing Operations – 1.8%
Danaher Corp.	59,411	4,677,428

		4,677,428
Diversified Media – 1.6%
Discovery Communications, Inc., Class C(1)	57,295	4,159,044

		4,159,044
Diversified Retail – 5.8%
Amazon.com, Inc.(1)	9,421	3,059,752
Costco Wholesale Corp.	49,168	5,662,187
Macy’s, Inc.	109,200	6,335,784

		15,057,723
Drug & Grocery Store Chains – 3.1%
The Kroger Co.	74,600	3,687,478
Walgreen Co.	58,800	4,358,844

		8,046,322
Financial Data & Systems – 3.7%
Alliance Data Systems Corp.(1)	17,558	4,938,188
Visa, Inc., Class A	21,707	4,573,882

		9,512,070
Foods – 1.6%
Mondelez International, Inc., Class A	110,030	4,138,228

		4,138,228
Health Care Management Services – 1.2%
UnitedHealth Group, Inc.	38,230	3,125,303

		3,125,303
Health Care Services – 1.1%
Cerner Corp.(1)	53,426	2,755,713

		2,755,713

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	37

SCHEDULE OF INVESTMENTS – RS GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Hotel/Motel – 1.6%
Wynn Resorts Ltd.	20,309	$4,215,336

		4,215,336
Leisure Time – 0.8%
The Priceline Group, Inc.(1)	1,717	2,065,551

		2,065,551
Medical & Dental Instruments & Supplies – 1.4%
Zimmer Holdings, Inc.	34,420	3,574,861

		3,574,861
Metal Fabricating – 1.6%
Precision Castparts Corp.	16,794	4,238,806

		4,238,806
Oil Well Equipment & Services – 2.5%
Schlumberger Ltd.	55,800	6,581,610

		6,581,610
Oil: Crude Producers – 2.5%
EOG Resources, Inc.	56,140	6,560,520

		6,560,520
Pharmaceuticals – 7.7%
Gilead Sciences, Inc.(1)	153,980	12,766,482
Jazz Pharmaceuticals PLC(1)	49,935	7,340,944

		20,107,426
Restaurants – 1.6%
Starbucks Corp.	53,300	4,124,354

		4,124,354
Scientific Instruments: Control & Filter – 1.6%
Flowserve Corp.	56,900	4,230,515

		4,230,515
Scientific Instruments: Electrical – 1.7%
AMETEK, Inc.	82,394	4,307,558

		4,307,558
Semiconductors & Components – 6.5%
Avago Technologies Ltd.	62,000	4,468,340
Micron Technology, Inc.(1)	243,100	8,010,145
NXP Semiconductor N.V.(1)	67,400	4,460,532

		16,939,017
Specialty Retail – 5.0%
Advance Auto Parts, Inc.	49,110	6,625,921
The Home Depot, Inc.	79,990	6,475,991

		13,101,912
Textiles, Apparel & Shoes – 1.0%
PVH Corp.	22,900	2,670,140

		2,670,140

38	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS GROWTH FUND

June 30, 2014 (unaudited)	Shares	Value
Tobacco – 1.4%
Lorillard, Inc.	60,100	$3,664,297

		3,664,297
Total Common Stocks (Cost $192,934,021)		259,525,602

	Principal Amount	Value
Repurchase Agreements – 0.1%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $325,000, due 7/1/2014(2)	$325,000	325,000
Total Repurchase Agreements (Cost $325,000)		325,000
Total Investments – 99.9% (Cost $193,259,021)		259,850,602
Other Assets, Net – 0.1%		311,094
Total Net Assets – 100.0%		$260,161,696

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.75%	11/15/2043	$335,188

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$259,525,602	$—	$—	$259,525,602

Repurchase Agreements	—	325,000	—	325,000

Total	$259,525,602	$325,000	$—	$259,850,602

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	39

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 96.6%
Advertising Agencies – 1.2%
Nielsen N.V.	53,100	$2,570,571

		2,570,571
Cable Television Services – 1.7%
Comcast Corp., Special Class A	66,000	3,519,780

		3,519,780
Communications Technology – 7.4%
Aruba Networks, Inc.(1)	81,708	1,431,524
DigitalGlobe, Inc.(1)	67,200	1,868,160
Finisar Corp.(1)	222,700	4,398,325
Infinera Corp.(1)	251,100	2,310,120
JDS Uniphase Corp.(1)	140,900	1,757,023
RingCentral, Inc., Class A(1)	169,000	2,556,970
ShoreTel, Inc.(1)	145,200	946,704

		15,268,826
Computer Services, Software & Systems – 46.5%
Akamai Technologies, Inc.(1)	54,200	3,309,452
AOL, Inc.(1)	57,400	2,283,946
Bazaarvoice, Inc.(1)	533,900	4,212,471
Concur Technologies, Inc.(1)	23,600	2,202,824
Criteo S.A., ADR(1)	42,500	1,435,225
Endurance International Group Holdings, Inc.(1)	201,400	3,079,406
F5 Networks, Inc.(1)	27,903	3,109,510
Facebook, Inc., Class A(1)	121,600	8,182,464
Google, Inc., Class C(1)	25,664	14,763,986
Guidewire Software, Inc.(1)	78,700	3,199,942
Infoblox, Inc.(1)	47,218	620,917
Informatica Corp.(1)	49,300	1,757,545
Infosys Ltd., ADR	37,100	1,994,867
LinkedIn Corp., Class A(1)	20,465	3,509,133
LogMeIn, Inc.(1)	93,900	4,377,618
Mavenir Systems, Inc.(1)	444,100	6,728,115
Microsoft Corp.	100,400	4,186,680
Oracle Corp.	101,600	4,117,848
Proofpoint, Inc.(1)	110,510	4,139,705
PTC, Inc.(1)	45,700	1,773,160
Qihoo 360 Technology Co. Ltd., ADR(1)	15,505	1,427,080
Rackspace Hosting, Inc.(1)	68,948	2,320,790
RetailMeNot, Inc.(1)	75,900	2,019,699
salesforce.com, Inc.(1)	38,000	2,207,040
ServiceNow, Inc.(1)	35,100	2,174,796

40	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TECHNOLOGY FUND

June 30, 2014 (unaudited)	Shares	Value
Computer Services, Software & Systems (continued)
The Ultimate Software Group, Inc.(1)	10,030	$1,385,845
Twitter, Inc.(1)	63,800	2,613,886
VMware, Inc., Class A(1)	30,200	2,923,662

		96,057,612
Computer Technology – 5.6%
Apple, Inc.	73,598	6,839,462
Silicon Graphics International Corp.(1)	266,300	2,561,806
Synaptics, Inc.(1)	23,600	2,139,104

		11,540,372
Consumer Electronics – 1.0%
Garmin Ltd.	32,800	1,997,520

		1,997,520
Diversified Retail – 2.1%
Amazon.com, Inc.(1)	13,194	4,285,147

		4,285,147
Electronic Components – 0.3%
InvenSense, Inc.(1)	28,500	646,665

		646,665
Energy Equipment – 1.0%
JA Solar Holdings Co. Ltd., ADR(1)	188,600	2,048,196

		2,048,196
Entertainment – 1.1%
IMAX Corp.(1)	80,300	2,286,944

		2,286,944
Leisure Time – 2.6%
Expedia, Inc.	39,800	3,134,648
The Priceline Group, Inc.(1)	1,929	2,320,587

		5,455,235
Pharmaceuticals – 1.4%
Gilead Sciences, Inc.(1)	35,100	2,910,141

		2,910,141
Production Technology Equipment – 2.4%
FEI Co.	23,400	2,123,082
Nanometrics, Inc.(1)	151,800	2,770,350

		4,893,432
Radio & TV Broadcasters – 1.1%
Pandora Media, Inc.(1)	73,600	2,171,200

		2,171,200

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	41

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

June 30, 2014 (unaudited)	Shares	Value
Semiconductors & Components – 18.2%
Ambarella, Inc.(1)	93,400	$2,912,212
Atmel Corp.(1)	386,500	3,621,505
Avago Technologies Ltd.	39,400	2,839,558
Micrel, Inc.	301,425	3,400,074
Micron Technology, Inc.(1)	195,800	6,451,610
Microsemi Corp.(1)	97,600	2,611,776
Monolithic Power Systems, Inc.	65,300	2,765,455
NXP Semiconductor N.V.(1)	63,600	4,209,048
O2Micro International Ltd., ADR(1)	242,312	826,284
OmniVision Technologies, Inc.(1)	138,173	3,037,043
Spansion, Inc., Class A(1)	94,500	1,991,115
Tower Semiconductor Ltd.(1)	324,600	2,947,368

		37,613,048
Technology: Miscellaneous – 1.2%
Fabrinet(1)	122,700	2,527,620

		2,527,620
Telecommunications Equipment – 1.8%
Applied Optoelectronics, Inc.(1)	89,000	2,064,800
Ubiquiti Networks, Inc.(1)	35,632	1,610,210

		3,675,010
Total Common Stocks (Cost $164,957,882)		199,467,319

	Principal Amount	Value
Repurchase Agreements – 3.1%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $6,303,000, due 7/1/2014(2)	$6,303,000	6,303,000
Total Repurchase Agreements (Cost $6,303,000)		6,303,000
Total Investments – 99.7% (Cost $171,260,882)		205,770,319
Other Assets, Net – 0.3%		638,076
Total Net Assets – 100.0%		$206,408,395

(1)	Non-income-producing security.

42	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TECHNOLOGY FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.75%	11/15/2042	$6,430,575

Legend:

ADR – American Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$199,467,319	$—	$—	$199,467,319

Repurchase Agreements	—	6,303,000	—	6,303,000

Total	$199,467,319	$6,303,000	$—	$205,770,319

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	43

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 98.0%
Advertising Agencies – 0.0%
Constant Contact, Inc.(1)	400	$12,844

		12,844
Aerospace – 2.7%
HEICO Corp., Class A	38,391	1,558,674
Teledyne Technologies, Inc.(1)	17,770	1,726,711

		3,285,385
Air Transport – 1.0%
Spirit Airlines, Inc.(1)	20,100	1,271,124

		1,271,124
Asset Management & Custodian – 0.8%
Financial Engines, Inc.	20,900	946,352

		946,352
Auto Parts – 1.1%
Dorman Products, Inc.(1)	26,600	1,311,912

		1,311,912
Back Office Support, HR and Consulting – 3.7%
Huron Consulting Group, Inc.(1)	26,300	1,862,566
Robert Half International, Inc.	36,316	1,733,726
WageWorks, Inc.(1)	20,100	969,021

		4,565,313
Banks: Diversified – 2.1%
Customers Bancorp, Inc.(1)	56,457	1,129,704
Signature Bank(1)	10,976	1,384,952

		2,514,656
Biotechnology – 8.5%
Bluebird Bio, Inc.(1)	23,400	902,538
Chimerix, Inc.(1)	41,700	914,898
KYTHERA Biopharmaceuticals, Inc.(1)	21,400	821,118
Ligand Pharmaceuticals, Inc.(1)	32,160	2,003,247
NanoString Technologies, Inc.(1)	45,800	684,710
Orexigen Therapeutics, Inc.(1)	166,900	1,031,442
Receptos, Inc.(1)	28,600	1,218,360
Revance Therapeutics, Inc.(1)	26,000	884,000
Ultragenyx Pharmaceutical, Inc.(1)	15,897	713,616
Vital Therapies, Inc.(1)	43,950	1,197,198

		10,371,127
Building Materials – 1.0%
Simpson Manufacturing Co., Inc.	35,100	1,276,236

		1,276,236

44	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP EQUITY FUND

June 30, 2014 (unaudited)	Shares	Value
Casinos & Gambling – 1.3%
Multimedia Games Holding Co., Inc.(1)	54,465	$1,614,343

		1,614,343
Chemicals: Diversified – 1.7%
Cytec Industries, Inc.	19,530	2,058,853

		2,058,853
Chemicals: Specialty – 1.4%
Quaker Chemical Corp.	21,400	1,643,306

		1,643,306
Communications Technology – 3.6%
Aruba Networks, Inc.(1)	48,784	854,695
Finisar Corp.(1)	90,377	1,784,946
RingCentral, Inc., Class A(1)	112,400	1,700,612

		4,340,253
Computer Services, Software & Systems – 7.2%
comScore, Inc.(1)	14,400	510,912
Infoblox, Inc.(1)	27,985	368,003
LogMeIn, Inc.(1)	66,900	3,118,878
Proofpoint, Inc.(1)	72,800	2,727,088
The Ultimate Software Group, Inc.(1)	15,083	2,084,018

		8,808,899
Consumer Lending – 2.0%
Portfolio Recovery Associates, Inc.(1)	41,918	2,495,378

		2,495,378
Diversified Materials & Processing – 1.5%
Hexcel Corp.(1)	43,510	1,779,559

		1,779,559
Education Services – 2.4%
Capella Education Co.	24,900	1,354,311
Grand Canyon Education, Inc.(1)	34,180	1,571,255

		2,925,566
Electronic Components – 0.3%
InvenSense, Inc.(1)	16,800	381,192

		381,192
Entertainment – 1.3%
IMAX Corp.(1)	53,500	1,523,680

		1,523,680
Financial Data & Systems – 3.0%
Euronet Worldwide, Inc.(1)	53,500	2,580,840
WEX, Inc.(1)	10,800	1,133,676

		3,714,516

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	45

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

June 30, 2014 (unaudited)	Shares	Value
Foods – 4.3%
Boulder Brands, Inc.(1)	70,800	$1,003,944
Pinnacle Foods, Inc.	13,400	440,860
The Hain Celestial Group, Inc.(1)	22,150	1,965,591
The WhiteWave Foods Co.(1)	58,600	1,896,882

		5,307,277
Health Care Facilities – 0.8%
Surgical Care Affiliates, Inc.(1)	33,900	985,812

		985,812
Health Care Services – 2.4%
Acadia Healthcare Co., Inc.(1)	33,900	1,542,450
ExamWorks Group, Inc.(1)	43,300	1,373,909

		2,916,359
Hotel/Motel – 0.9%
Belmond Ltd., Class A(1)	77,500	1,126,850

		1,126,850
Household Furnishings – 1.8%
Restoration Hardware Holdings, Inc.(1)	23,900	2,223,895

		2,223,895
Machinery: Industrial – 0.8%
The Middleby Corp.(1)	12,096	1,000,581

		1,000,581
Medical & Dental Instruments & Supplies – 2.2%
AtriCure, Inc.(1)	67,529	1,241,183
West Pharmaceutical Services, Inc.	33,370	1,407,547

		2,648,730
Medical Equipment – 7.0%
Cyberonics, Inc.(1)	19,621	1,225,527
DexCom, Inc.(1)	42,577	1,688,604
Fluidigm Corp.(1)	40,900	1,202,460
K2M Group Holdings, Inc.(1)	65,500	974,640
NxStage Medical, Inc.(1)	132,900	1,909,773
Zeltiq Aesthetics, Inc.(1)	104,200	1,582,798

		8,583,802
Office Supplies & Equipment – 1.5%
Steelcase, Inc., Class A	119,000	1,800,470

		1,800,470
Oil Well Equipment & Services – 2.8%
Geospace Technologies Corp.(1)	15,788	869,603
Matrix Service Co.(1)	29,100	954,189
RigNet, Inc.(1)	29,979	1,613,470

		3,437,262

46	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP EQUITY FUND

June 30, 2014 (unaudited)	Shares	Value
Oil: Crude Producers – 2.9%
Athlon Energy, Inc.(1)	21,600	$1,030,320
Bonanza Creek Energy, Inc.(1)	24,200	1,383,998
Carrizo Oil & Gas, Inc.(1)	17,040	1,180,190

		3,594,508
Pharmaceuticals – 2.2%
Aratana Therapeutics, Inc.(1)	42,400	661,864
Pacira Pharmaceuticals, Inc.(1)	21,900	2,011,734

		2,673,598
Production Technology Equipment – 1.0%
FEI Co.	13,795	1,251,620

		1,251,620
Recreational Vehicles & Boats – 0.6%
Drew Industries, Inc.	13,800	690,138

		690,138
Restaurants – 2.3%
Red Robin Gourmet Burgers, Inc.(1)	17,500	1,246,000
Sonic Corp.(1)	71,200	1,572,096

		2,818,096
Scientific Instruments: Electrical – 2.7%
GrafTech International Ltd.(1)	146,800	1,535,528
Littelfuse, Inc.	18,300	1,700,985

		3,236,513
Scientific Instruments: Pollution Control – 2.6%
Clean Harbors, Inc.(1)	28,500	1,831,125
Darling Ingredients, Inc.(1)	65,010	1,358,709

		3,189,834
Securities Brokerage & Services – 0.6%
MarketAxess Holdings, Inc.	13,882	750,461

		750,461
Semiconductors & Components – 4.1%
Ambarella, Inc.(1)	46,900	1,462,342
Microsemi Corp.(1)	89,256	2,388,491
Spansion, Inc., Class A(1)	55,900	1,177,813

		5,028,646
Specialty Retail – 3.7%
Burlington Stores, Inc.(1)	48,900	1,557,954
Lithia Motors, Inc., Class A	16,400	1,542,748
Vitamin Shoppe, Inc.(1)	33,383	1,436,137

		4,536,839

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	47

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

June 30, 2014 (unaudited)	Shares	Value
Steel – 0.8%
Steel Dynamics, Inc.	52,100	$935,195

		935,195
Textiles, Apparel & Shoes – 1.6%
G-III Apparel Group Ltd.(1)	23,700	1,935,342

		1,935,342
Truckers – 1.1%
Old Dominion Freight Line, Inc.(1)	20,823	1,326,009

		1,326,009
Utilities: Telecommunications – 0.7%
Cogent Communications Holdings, Inc.	25,700	887,935

		887,935
Total Common Stocks (Cost $96,269,344)		119,726,266

	Principal Amount	Value
Repurchase Agreements – 1.8%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $2,140,000, due 7/1/2014(2)	$2,140,000	2,140,000
Total Repurchase Agreements (Cost $2,140,000)		2,140,000
Total Investments – 99.8% (Cost $98,409,344)		121,866,266
Other Assets, Net – 0.2%		276,716
Total Net Assets – 100.0%		$122,142,982

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.75%	11/15/2042	$2,183,800

48	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS SMALL CAP EQUITY FUND

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$119,726,266	$—	$—	$119,726,266

Repurchase Agreements	—	2,140,000	—	2,140,000

Total	$119,726,266	$2,140,000	$—	$121,866,266

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	49

FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2014 (unaudited)	RS Small Cap Growth
Assets
Investments, at value	$1,083,671,611
Cash	172
Receivable for investments sold	12,020,399
Receivable for fund shares subscribed	2,025,069
Dividends/interest receivable	153,340
Prepaid expenses	82,424

Total Assets	1,097,953,015

Liabilities
Payable for investments purchased	8,833,330
Payable for fund shares redeemed	906,181
Payable to adviser	800,187
Payable to distributor	22,088
Accrued trustees’ fees	13,692
Accrued expenses/other liabilities	156,371

Total Liabilities	10,731,849

Total Net Assets	$1,087,221,166

Net Assets Consist of:
Paid-in capital	$859,682,039
Accumulated net investment loss	(5,145,234)
Accumulated net realized gain/(loss) from investments	45,118,817
Net unrealized appreciation on investments	187,565,544

Total Net Assets	$1,087,221,166

Investments, at Cost	$896,106,067

Pricing of Shares
Net Assets:
Class A	$600,859,071
Class C	10,174,967
Class K	2,325,683
Class Y	473,861,445
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	9,448,722
Class C	173,830
Class K	38,411
Class Y	7,283,763
Net Asset Value Per Share:
Class A	$63.59
Class C	58.53
Class K	60.55
Class Y	65.06
Sales Charge Class A (Load)	4.75%
Maximum Offering Price Per Class A Share	$66.76

50	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Select Growth	RS Mid Cap Growth	RS Growth	RS Technology	RS Small Cap Equity

$992,816,352	$184,446,782	$259,850,602	$205,770,319	$121,866,266
905	54	665	41,430	561
3,258,624	849,186	2,666,485	1,089,713	1,376,206
2,725,625	1,038,975	96,689	307,818	112,353
180,566	54,030	117,047	37,609	16,027
74,057	45,680	35,627	30,808	37,114

999,056,129	186,434,707	262,767,115	207,277,697	123,408,527

1,900,792	1,110,591	2,232,437	415,200	993,402
4,242,821	99,595	137,661	215,021	122,023
764,928	116,141	139,174	165,908	73,638
27,408	4,800	9,244	7,089	2,827
16,190	1,914	4,304	3,723	2,178
235,469	43,710	82,599	62,361	71,477

7,187,608	1,376,751	2,605,419	869,302	1,265,545

$991,868,521	$185,057,956	$260,161,696	$206,408,395	$122,142,982

$798,853,192	$223,064,522	$173,144,652	$148,778,792	$84,322,925
(5,373,038)	(595,480)	(547,699)	(1,293,545)	(630,761)
28,523,256	(64,978,167)	20,973,162	24,413,711	14,993,896
169,865,111	27,567,081	66,591,581	34,509,437	23,456,922

$991,868,521	$185,057,956	$260,161,696	$206,408,395	$122,142,982

$822,951,241	$156,879,701	$193,259,021	$171,260,882	$98,409,344

$411,956,781	$104,895,866	$214,287,947	$146,085,512	$67,385,326
97,123,789	8,034,814	13,177,313	14,612,202	1,021,304
1,377,660	1,593,025	1,315,405	1,483,104	4,363,565
481,410,291	70,534,251	31,381,031	44,227,577	49,372,787

8,486,124	5,474,207	10,651,382	7,424,821	3,137,133
2,130,262	451,255	703,969	809,536	64,914
30,365	87,108	67,415	79,952	219,704
9,772,762	3,606,500	1,539,316	2,185,648	2,279,899

$48.54	$19.16	$20.12	$19.68	$21.48
45.59	17.81	18.72	18.05	15.73
45.37	18.29	19.51	18.55	19.86
49.26	19.56	20.39	20.24	21.66
4.75%	4.75%	4.75%	4.75%	4.75%
$50.96	$20.12	$21.12	$20.66	$22.55

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	51

FINANCIAL INFORMATION

Statements of Operations For the Six-Month Period Ended June 30, 2014 (unaudited)	RS Small Cap Growth
Investment Income
Dividends	$699,353
Interest	3,490
Withholding taxes on foreign dividends	—

Total Investment Income	702,843

Expenses
Investment advisory fees	4,399,064
Distribution fees	738,876
Transfer agent fees	542,955
Shareholder reports	57,153
Professional fees	55,650
Custodian fees	51,311
Administrative service fees	49,108
Trustees’ fees	25,267
Registration fees	21,302
Insurance expense	10,982
Other expenses	8,900

Total Expenses	5,960,568

Less: Fee waiver by adviser	(112,491)

Total Expenses, Net	5,848,077

Net Investment Loss	(5,145,234)

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Net realized gain from investments	37,942,049
Net change in unrealized appreciation/depreciation on investments	(37,068,514)

Net Gain/(Loss) on Investments	873,535

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(4,271,699)

52	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Select Growth	RS Mid Cap Growth	RS Growth	RS Technology	RS Small Cap Equity

$1,135,964	$321,071	$922,533	$274,808	$104,431
—	—	—	—	—
—	(1,103)	(2,434)	(2,006)	—

1,135,964	319,968	920,099	272,802	104,431

4,945,126	624,777	970,313	1,050,315	466,849
996,887	155,663	322,004	268,731	106,185
552,209	85,126	118,315	145,001	73,339
66,294	9,124	8,553	16,101	9,641
60,140	22,177	26,280	24,796	20,232
52,878	19,693	19,527	18,089	28,589
58,352	7,267	14,428	12,709	7,598
29,855	3,760	7,299	6,462	3,870
25,202	20,914	16,961	15,826	17,416
5,032	1,478	1,225	5,295	2,179
8,621	2,014	3,520	3,022	1,701

6,800,596	951,993	1,508,425	1,566,347	737,599

(291,594)	(36,545)	(40,627)	—	(2,407)

6,509,002	915,448	1,467,798	—	735,192

(5,373,038)	(595,480)	(547,699)	(1,293,545)	(630,761)

20,153,636	2,733,860	22,500,506	19,966,389	10,839,063
(36,889,826)	1,274,709	(11,932,172)	(27,011,498)	(10,315,916)

(16,736,190)	4,008,569	10,568,334	(7,045,109)	523,147

$(22,109,228)	$3,413,089	$10,020,635	$(8,338,654)	$(107,614)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	53

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS Small Cap Growth

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment loss	$(5,145,234)	$(7,286,234)
Net realized gain from investments	37,942,049	157,211,064
Net change in unrealized appreciation/depreciation on investments	(37,068,514)	120,211,968

Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,271,699)	270,136,798

Distributions to Shareholders
Net investment income
Class A	—	(6,180,068)
Class C	—	(72,164)
Class K	—	(17,652)
Class Y	—	(4,310,468)
Net realized gain on investments
Class A	—	(35,295,329)
Class C	—	(477,868)
Class K	—	(131,082)
Class Y	—	(19,745,294)

Total Distributions	—	(66,229,925)

Capital Share Transactions
Proceeds from sales of shares	432,024,520	287,724,268
Reinvestment of distributions	—	63,778,678
Cost of shares redeemed	(133,862,903)	(249,016,004)
In-kind redemptions	—	(131,313,791)
Proceeds from shares issued upon reorganization[1]	—	—

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	298,161,617	(28,826,849)

Net Increase in Net Assets	293,889,918	175,080,024

Net Assets
Beginning of period	793,331,248	618,251,224

End of period	$1,087,221,166	$793,331,248

Accumulated Undistributed Net Investment Loss Included in Net Assets	$(5,145,234)	$—

Other Information:
Shares
Sold	6,718,192	4,691,808
Reinvested	—	1,039,621
Redeemed	(2,146,845)	(4,238,649)
In-kind redemptions	—	(2,321,262)
Issued upon reorganization[1]	—	—

Net Increase/(Decrease)	4,571,347	(828,482)

[1]	RS Capital Appreciation Fund was reorganized into RS Growth Fund on March 25, 2013.

54	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Select Growth		RS Mid Cap Growth		RS Growth

For the Six Months Ended 6/30/14	For the Year Ended 12/31/13	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

$(5,373,038)	$(7,123,534)	$(595,480)	$(616,112)	$(547,699)	$(933,705)
20,153,636	43,484,579	2,733,860	15,346,938	22,500,506	29,921,677
(36,889,826)	169,051,504	1,274,709	13,475,012	(11,932,172)	38,434,903

(22,109,228)	205,412,549	3,413,089	28,205,838	10,020,635	67,422,875

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	(6,229,982)	—	—	—	—
—	(1,320,265)	—	—	—	—
—	(16,089)	—	—	—	—
—	(6,495,856)	—	—	—	—

—	(14,062,192)	—	—	—	—

250,939,347	721,361,109	95,839,828	29,817,066	22,735,964	31,685,064
—	12,286,226	—	—	—	—
(226,561,473)	(237,845,175)	(17,922,652)	(20,427,435)	(18,627,042)	(49,227,529)
—	(8,570,989)	—	—	—	—
—	—	—	—	—	94,358,747

24,377,874	487,231,171	77,917,176	9,389,631	4,108,922	76,816,282

2,268,646	678,581,528	81,330,265	37,595,469	14,129,557	144,239,157

989,599,875	311,018,347	103,727,691	66,132,222	246,032,139	101,792,982

$991,868,521	$989,599,875	$185,057,956	$103,727,691	$260,161,696	$246,032,139

$(5,373,038)	$—	$(595,480)	$—	$(547,699)	$—

5,138,687	16,889,031	5,070,856	1,798,549	1,177,273	1,929,385
—	257,222	—	—	—	—
(4,668,631)	(5,511,383)	(964,896)	(1,348,438)	(965,609)	(3,166,855)
—	(205,244)	—	—	—	—
—	—	—	—	—	6,425,370

470,056	11,429,626	4,105,960	450,111	211,664	5,187,900

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	55

FINANCIAL INFORMATION

Statements of Changes in Net Assets (continued) Six-Months-Ended Numbers are unaudited	RS Technology

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment loss	$(1,293,545)	$(2,113,387)
Net realized gain from investments	19,966,389	44,498,273
Net change in unrealized appreciation/depreciation on investments	(27,011,498)	25,734,231

Net Increase/(Decrease) in Net Assets Resulting from Operations	(8,338,654)	68,119,117

Distributions to Shareholders
Net investment income
Class A	—	(228,161)
Class C	—	—
Class K	—	—
Class Y	—	(144,627)
Net realized gain on investments
Class A	—	(25,932,975)
Class C	—	(2,907,577)
Class K	—	(250,373)
Class Y	—	(6,420,710)

Total Distributions	—	(35,884,423)

Capital Share Transactions
Proceeds from sales of shares	32,068,356	73,683,893
Reinvestment of distributions	—	31,742,555
Cost of shares redeemed	(31,509,018)	(91,708,312)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	559,338	13,718,136

Net Increase/(Decrease) in Net Assets	(7,779,316)	45,952,830

Net Assets
Beginning of period	214,187,711	168,234,881

End of period	$206,408,395	$214,187,711

Accumulated Undistributed Net Investment Loss Included in Net Assets	$(1,293,545)	$—

Other Information:
Shares
Sold	1,570,094	3,537,170
Reinvested	—	1,639,773
Redeemed	(1,602,016)	(4,594,765)

Net Increase/(Decrease)	(31,922)	582,178

56	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Small Cap Equity

For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

$(630,761)	$(1,068,820)
10,839,063	26,462,954
(10,315,916)	19,157,521

(107,614)	44,551,655

—	—
—	—
—	—
—	—

—	(11,321,374)
—	(220,457)
—	(818,391)
—	(8,018,987)

—	(20,379,209)

10,871,192	23,313,823
—	20,067,386
(19,246,658)	(31,805,832)

(8,375,466)	11,575,377

(8,483,080)	35,747,823

130,626,062	94,878,239

$122,142,982	$130,626,062

$(630,761)	$—

506,715	1,079,276
—	981,468
(912,901)	(1,536,740)

(406,186)	524,004

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	57

FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Small Cap Growth Fund
Class A
Six Months Ended 6/30/14[1]	$63.68	$(0.38)[2]	$0.29	$(0.09)	$—	$—	$—
Year Ended 12/31/13	46.71	(0.64)[2]	23.37	22.73	(0.86)	(4.90)	(5.76)
Year Ended 12/31/12	40.70	(0.43)[2]	6.44	6.01	—	—	—
Year Ended 12/31/11	41.67	(0.48)[2]	(0.53)	(1.01)	—	—	—
Year Ended 12/31/10	32.63	(0.35)[2]	9.39	9.04	—	—	—
Year Ended 12/31/09	22.10	(0.33)	10.54	10.21	—	—	—

Class C
Six Months Ended 6/30/14[1]	$58.84	$(0.57)[2]	$0.26	$(0.31)	$—	$—	$—
Year Ended 12/31/13	43.78	(1.09)[2]	21.79	20.70	(0.74)	(4.90)	(5.64)
Year Ended 12/31/12	38.38	(0.66)[2]	6.06	5.40	—	—	—
Year Ended 12/31/11	39.97	(1.12)[2]	(0.51)	(1.63)	—	—	—
Year Ended 12/31/10	31.66	(0.73)[2]	9.04	8.31	—	—	—
Year Ended 12/31/09	21.74	(0.60)	10.20	9.60	—	—	—

Class K
Six Months Ended 6/30/14[1]	$60.77	$(0.50)[2]	$0.28	$(0.22)	$—	$—	$—
Year Ended 12/31/13	44.85	(0.90)[2]	22.38	21.48	(0.66)	(4.90)	(5.56)
Year Ended 12/31/12	39.29	(0.64)[2]	6.20	5.56	—	—	—
Year Ended 12/31/11	40.47	(0.71)[2]	(0.51)	(1.22)	—	—	—
Year Ended 12/31/10	31.86	(0.53)[2]	9.14	8.61	—	—	—
Year Ended 12/31/09	21.76	(0.34)	10.12	9.78	—	—	—

Class Y
Six Months Ended 6/30/14[1]	$65.06	$(0.30)[2]	$0.30	$—	$—	$—	$—
Year Ended 12/31/13	47.65	(0.52)[2]	23.90	23.38	(1.07)	(4.90)	(5.97)
Year Ended 12/31/12	41.38	(0.24)[2]	6.51	6.27	—	—	—
Year Ended 12/31/11	42.24	(0.35)[2]	(0.55)	(0.90)	—	—	—
Year Ended 12/31/10	32.93	(0.22)[2]	9.53	9.31	—	—	—
Year Ended 12/31/09	22.23	(0.32)	10.70	10.38	—	—	—

See notes to Financial Highlights on pages 68-69.

58	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$63.59	(0.14)%		$600,859	1.37%	1.39%	(1.21)%	(1.23)%	49%
—	63.68	49.22%		499,282	1.35%	1.41%	(1.12)%	(1.18)%	115%	[6]
—	46.71	14.77%		523,193	1.35%	1.48%	(0.94)%	(1.07)%	106%
0.04	40.70	(2.33)%	[5]	452,050	1.35%	1.45%	(1.11)%	(1.21)%	105%
—	41.67	27.70%		497,638	1.35%	1.47%	(1.00)%	(1.12)%	120%
0.32	32.63	47.65%	[5]	415,040	1.59%	1.59%	(1.43)%	(1.43)%	142%

$—	$58.53	(0.53)%		$10,175	2.14%	2.21%	(1.99)%	(2.06)%	49%
—	58.84	47.86%		6,608	2.27%	2.32%	(1.98)%	(2.03)%	115%	[6]
—	43.78	14.07%		1,881	1.97%	2.10%	(1.56)%	(1.69)%	106%
0.04	38.38	(3.98)%	[5]	1,328	2.97%	3.07%	(2.73)%	(2.83)%	105%
—	39.97	26.25%		937	2.51%	2.63%	(2.14)%	(2.26)%	120%
0.32	31.66	45.63%	[5]	492	2.98%	2.98%	(2.82)%	(2.82)%	142%

$—	$60.55	(0.36)%		$2,326	1.82%	1.85%	(1.68)%	(1.71)%	49%
—	60.77	48.45%		1,782	1.87%	1.92%	(1.62)%	(1.67)%	115%	[6]
—	44.85	14.15%		1,056	1.88%	2.01%	(1.46)%	(1.59)%	106%
0.04	39.29	(2.92)%	[5]	969	1.94%	2.04%	(1.70)%	(1.80)%	105%
—	40.47	27.02%		931	1.89%	2.01%	(1.54)%	(1.66)%	120%
0.32	31.86	46.42%	[5]	639	2.44%	2.44%	(2.28)%	(2.28)%	142%

$—	$65.06	0.00%		$473,861	1.08%	1.11%	(0.93)%	(0.96)%	49%
—	65.06	49.63%		285,659	1.11%	1.17%	(0.85)%	(0.91)%	115%	[6]
—	47.65	15.15%		92,121	1.01%	1.14%	(0.52)%	(0.65)%	106%
0.04	41.38	(2.04)%	[5]	51,200	1.05%	1.15%	(0.81)%	(0.91)%	105%
—	42.24	28.27%		38,644	0.98%	1.10%	(0.60)%	(0.72)%	120%
0.32	32.93	48.13%	[5]	13,912	1.22%	1.22%	(1.05)%	(1.05)%	142%

See notes to Financial Highlights on pages 68-69.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	59

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period		Net Investment Loss	Net Realized and Unrealized Gain	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Select Growth Fund
Class A
Six Months Ended 6/30/14[1]	$49.57		$(0.27)[2]	$(0.76)	$(1.03)	$—	$—	$—
Year Ended 12/31/13	36.52		(0.50)[2]	14.27	13.77	—	(0.72)	(0.72)
Year Ended 12/31/12	30.79		(0.25)[2]	5.98	5.73	—	—	—
Year Ended 12/31/11	29.24		(0.33)[3]	1.84	1.51	—	—	—
Year Ended 12/31/10	22.23		(0.24)[2]	7.25	7.01	—	—	—
Year Ended 12/31/09	15.08		(0.24)	7.36	7.12	—	—	—

Class C
Six Months Ended 6/30/14[1]	$46.73		$(0.43)[2]	$(0.71)	$(1.14)	$—	$—	$—
Year Ended 12/31/13	34.74		(0.82)[2]	13.53	12.71	—	(0.72)	(0.72)
Year Ended 12/31/12	29.51		(0.47)[2]	5.70	5.23	—	—	—
Year Ended 12/31/11	28.32		(0.58)[2]	1.73	1.15	—	—	—
Year Ended 12/31/10	21.77		(0.43)[2]	6.98	6.55	—	—	—
Year Ended 12/31/09	14.99		(0.16)	6.91	6.75	—	—	—

Class K
Six Months Ended 6/30/14[1]	$46.38		$(0.37)[2]	$(0.64)	$(1.01)	$—	$—	$—
Year Ended 12/31/13	34.43		(0.71)[2]	13.38	12.67	—	(0.72)	(0.72)
Year Ended 12/31/12	29.30		(0.57)[2]	5.70	5.13	—	—	—
Year Ended 12/31/11	28.02		(0.51)[2]	1.75	1.24	—	—	—
Year Ended 12/31/10	21.47		(0.40)[2]	6.95	6.55	—	—	—
Year Ended 12/31/09	14.77		(0.40)	7.07	6.67	—	—	—

Class Y
Six Months Ended 6/30/14[1]	$50.24		$(0.21)[2]	$(0.77)	$(0.98)	$—	$—	$—
Year Ended 12/31/13	36.90		(0.39)[2]	14.45	14.06	—	(0.72)	(0.72)
Year Ended 12/31/12	31.02		(0.13)[2]	6.01	5.88	—	—	—
Year Ended 12/31/11	29.37		(0.22)[2]	1.83	1.61	—	—	—
Year Ended 12/31/10	22.24	[8]	(0.14)[2]	7.27	7.13	—	—	—
Period From 5/1/09[7] to 12/31/09[1]	17.14		(0.09)	5.16	5.07	—	—	—

See notes to Financial Highlights on pages 68-69.

60	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$48.54	(2.08)%		$411,957	1.37%	1.42%	(1.14)%	(1.19)%	50%
—	49.57	37.79%		438,084	1.35%	1.45%	(1.14)%	(1.24)%	105%	[6]
—	36.52	18.61%		192,954	1.35%	1.55%	(0.72)%	(0.92)%	112%
0.04	30.79	5.30%	[5]	90,223	1.35%	1.61%	(1.07)%	(1.33)%	104%
—	29.24	31.53%		70,100	1.35%	1.66%	(0.98)%	(1.29)%	137%
0.03	22.23	47.41%	[5]	61,480	1.85%	1.86%	(1.25)%	(1.26)%	149%

$—	$45.59	(2.44)%		$97,124	2.15%	2.22%	(1.92)%	(1.99)%	50%
—	46.73	36.67%		88,208	2.16%	2.26%	(1.94)%	(2.04)%	105%	[6]
—	34.74	17.72%		21,322	2.15%	2.35%	(1.43)%	(1.63)%	112%
0.04	29.51	4.20%	[5]	2,253	2.26%	2.52%	(1.94)%	(2.20)%	104%
—	28.32	30.09%		223	2.23%	2.54%	(1.80)%	(2.11)%	137%
0.03	21.77	45.23%	[5]	78	2.38%	2.39%	(1.65)%	(1.66)%	149%

$—	$45.37	(2.18)%		$1,378	1.88%	1.93%	(1.65)%	(1.70)%	50%
—	46.38	36.89%		1,052	1.92%	2.02%	(1.71)%	(1.81)%	105%	[6]
—	34.43	17.51%		302	2.31%	2.51%	(1.75)%	(1.95)%	112%
0.04	29.30	4.57%	[5]	170	1.99%	2.25%	(1.72)%	(1.98)%	104%
—	28.02	30.51%		128	2.11%	2.42%	(1.73)%	(2.04)%	137%
0.03	21.47	45.36%	[5]	96	3.36%	3.37%	(2.71)%	(2.72)%	149%

$—	$49.26	(1.95)%		$481,410	1.11%	1.16%	(0.88)%	(0.93)%	50%
—	50.24	38.19%		462,256	1.09%	1.19%	(0.87)%	(0.97)%	105%	[6]
—	36.90	18.96%		96,440	1.07%	1.27%	(0.37)%	(0.57)%	112%
0.04	31.02	5.62%	[5]	17,504	1.04%	1.30%	(0.72)%	(0.98)%	104%
—	29.37	32.06%		3,192	0.97%	1.28%	(0.58)%	(0.89)%	137%
0.03	22.24[8]	29.75%	[5]	2,518	1.41%	1.42%	(0.69)%	(0.70)%	149%

See notes to Financial Highlights on pages 68-69.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	61

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Mid Cap Growth Fund
Class A
Six Months Ended 6/30/14[1]	$18.83	$(0.08)[2]	$0.41	$0.33	$—	$—	$—
Year Ended 12/31/13	13.07	(0.12)[2]	5.88	5.76	—	—	—
Year Ended 12/31/12	11.38	(0.08)[2]	1.77	1.69	—	—	—
Year Ended 12/31/11	11.26	(0.09)[2]	0.21	0.12	—	—	—
Year Ended 12/31/10	9.00	(0.06)[2]	2.32	2.26	—	—	—
Year Ended 12/31/09	6.46	(0.06)	2.60	2.54	—	—	—

Class C
Six Months Ended 6/30/14[1]	$17.56	$(0.14)[2]	$0.39	$0.25	$—	$—	$—
Year Ended 12/31/13	12.30	(0.24)[2]	5.50	5.26	—	—	—
Year Ended 12/31/12	10.81	(0.18)[2]	1.67	1.49	—	—	—
Year Ended 12/31/11	10.79	(0.19)[2]	0.21	0.02	—	—	—
Year Ended 12/31/10	8.73	(0.16)[2]	2.22	2.06	—	—	—
Year Ended 12/31/09	6.36	(0.16)	2.53	2.37	—	—	—

Class K
Six Months Ended 6/30/14[1]	$18.01	$(0.12)[2]	$0.40	$0.28	$—	$—	$—
Year Ended 12/31/13	12.56	(0.19)[2]	5.64	5.45	—	—	—
Year Ended 12/31/12	11.00	(0.15)[2]	1.71	1.56	—	—	—
Year Ended 12/31/11	10.94	(0.15)[2]	0.21	0.06	—	—	—
Year Ended 12/31/10	8.80	(0.11)[2]	2.25	2.14	—	—	—
Year Ended 12/31/09	6.37	(0.07)	2.50	2.43	—	—	—

Class Y
Six Months Ended 6/30/14[1]	$19.19	$(0.05)[2]	$0.42	$0.37	$—	$—	$—
Year Ended 12/31/13	13.29	(0.09)[2]	5.99	5.90	—	—	—
Year Ended 12/31/12	11.54	(0.02)[2]	1.77	1.75	—	—	—
Year Ended 12/31/11	11.39	(0.07)[2]	0.22	0.15	—	—	—
Year Ended 12/31/10	9.08	(0.03)[2]	2.34	2.31	—	—	—
Year Ended 12/31/09	6.50	(0.04)	2.62	2.58	—	—	—

See notes to Financial Highlights on pages 68-69.

62	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$19.16	1.75%	$104,896	1.29%	1.35%	(0.86)%	(0.92)%	75%
18.83	44.07%	78,612	1.28%	1.45%	(0.78)%	(0.95)%	119%
13.07	14.85%	55,023	1.34%	1.51%	(0.60)%	(0.77)%	110%
11.38	1.07%	50,540	1.48%	1.48%	(0.81)%	(0.81)%	85%
11.26	25.11%	56,677	1.49%	1.51%	(0.66)%	(0.68)%	125%
9.00	39.32%	58,218	1.46%	1.51%	(0.68)%	(0.73)%	144%

$17.81	1.42%	$8,035	2.09%	2.15%	(1.66)%	(1.72)%	75%
17.56	42.76%	4,851	2.14%	2.31%	(1.63)%	(1.80)%	119%
12.30	13.78%	2,071	2.30%	2.47%	(1.52)%	(1.69)%	110%
10.81	0.19%	1,178	2.41%	2.41%	(1.73)%	(1.73)%	85%
10.79	23.60%	786	2.71%	2.73%	(1.79)%	(1.81)%	125%
8.73	37.26%	496	2.83%	2.88%	(2.01)%	(2.06)%	144%

$18.29	1.55%	$1,593	1.78%	1.83%	(1.35)%	(1.40)%	75%
18.01	43.39%	1,451	1.77%	1.94%	(1.27)%	(1.44)%	119%
12.56	14.18%	797	1.92%	2.09%	(1.18)%	(1.35)%	110%
11.00	0.55%	804	2.00%	2.00%	(1.31)%	(1.31)%	85%
10.94	24.32%	854	2.08%	2.10%	(1.19)%	(1.21)%	125%
8.80	38.15%	615	2.23%	2.28%	(1.36)%	(1.41)%	144%

$19.56	1.93%	$70,534	1.01%	1.04%	(0.57)%	(0.60)%	75%
19.19	44.39%	18,814	1.05%	1.23%	(0.55)%	(0.73)%	119%
13.29	15.16%	8,241	1.07%	1.24%	(0.13)%	(0.30)%	110%
11.54	1.32%	2,685	1.24%	1.24%	(0.55)%	(0.55)%	85%
11.39	25.44%	2,508	1.16%	1.18%	(0.27)%	(0.29)%	125%
9.08	39.69%	1,459	1.21%	1.26%	(0.39)%	(0.44)%	144%

See notes to Financial Highlights on pages 68-69.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	63

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Growth Fund
Class A
Six Months Ended 6/30/14[1]	$19.33	$(0.04)	$0.83	$0.79	$—	$—	$—
Year Ended 12/31/13	13.46	(0.07)	5.94	5.87	—	—	—
Year Ended 12/31/12	11.77	—[9]	1.69	1.69	—	—	—
Year Ended 12/31/11	11.85	(0.05)	(0.04)	(0.09)	—	—	—
Year Ended 12/31/10	10.47	(0.04)	1.42	1.38	—	—	—
Year Ended 12/31/09	7.96	(0.01)	2.51	2.50	—	—	—

Class C
Six Months Ended 6/30/14[1]	$18.06	$(0.08)	$0.74	$0.66	$—	$—	$—
Year Ended 12/31/13	12.70	0.20	5.16	5.36	—	—	—
Year Ended 12/31/12	11.20	(0.02)	1.52	1.50	—	—	—
Year Ended 12/31/11	11.44	(0.15)	(0.10)	(0.25)	—	—	—
Year Ended 12/31/10	10.23	(0.13)	1.34	1.21	—	—	—
Year Ended 12/31/09	7.91	(0.09)	2.40	2.31	—	—	—

Class K
Six Months Ended 6/30/14[1]	$18.80	$(0.12)	$0.83	$0.71	$—	$—	$—
Year Ended 12/31/13	13.18	(0.10)	5.72	5.62	—	—	—
Year Ended 12/31/12	11.59	(0.16)	1.75	1.59	—	—	—
Year Ended 12/31/11	11.73	(0.21)	0.06	(0.15)	—	—	—
Year Ended 12/31/10	10.43	(0.06)	1.36	1.30	—	—	—
Year Ended 12/31/09	7.98	(0.04)	2.48	2.44	—	—	—

Class Y
Six Months Ended 6/30/14[1]	$19.56	$(0.02)	$0.85	$0.83	$—	$—	$—
Year Ended 12/31/13	13.60	(0.09)	6.05	5.96	—	—	—
Year Ended 12/31/12	11.85	(0.05)	1.80	1.75	—	—	—
Year Ended 12/31/11	11.91	(0.02)	(0.05)	(0.07)	—	—	—
Year Ended 12/31/10	10.49	(0.02)	1.44	1.42	—	—	—
Year Ended 12/31/09	7.98	(0.01)	2.51	2.50	—	—	—

See notes to Financial Highlights on pages 68-69.

64	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[4]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$20.12	4.09%	$214,288	1.17%	1.21%	(0.43)%	(0.47)%	68%
—	19.33	43.61%	208,309	1.26%	1.26%	(0.49)%	(0.49)%	101%
—	13.46	14.36%	95,563	1.37%	1.37%	(0.01)%	(0.01)%	93%
0.01	11.77	(0.68)%[5]	92,825	1.34%	1.34%	(0.38)%	(0.38)%	86%
—	11.85	13.18%	104,758	1.35%	1.35%	(0.35)%	(0.35)%	109%
0.01	10.47	31.53%[5]	109,272	1.40%	1.40%	(0.10)%	(0.10)%	128%

$—	$18.72	3.65%	$13,177	2.01%	2.04%	(1.25)%	(1.28)%	68%
—	18.06	42.20%	10,415	2.15%	2.16%	(1.39)%	(1.40)%	101%
—	12.70	13.39%	756	2.32%	2.32%	(0.92)%	(0.92)%	93%
0.01	11.20	(2.10)%[5]	529	2.81%	2.81%	(1.81)%	(1.81)%	86%
—	11.44	11.83%	475	2.51%	2.51%	(1.51)%	(1.51)%	109%
0.01	10.23	29.33%[5]	375	3.06%	3.06%	(1.78)%	(1.78)%	128%

$—	$19.51	3.78%	$1,316	1.72%	1.82%	(0.99)%	(1.09)%	68%
—	18.80	42.64%	1,340	1.74%	1.84%	(1.11)%	(1.21)%	101%
—	13.18	13.72%	674	1.94%	1.94%	(0.63)%	(0.63)%	93%
0.01	11.59	(1.19)%[5]	741	1.86%	1.86%	(0.91)%	(0.91)%	86%
—	11.73	12.46%	1,087	1.91%	1.91%	(0.92)%	(0.92)%	109%
0.01	10.43	30.70%[5]	692	2.10%	2.10%	(0.81)%	(0.81)%	128%

$—	$20.39	4.24%	$31,381	0.90%	0.93%	(0.15)%	(0.18)%	68%
—	19.56	43.82%	25,968	0.98%	0.98%	(0.24)%	(0.24)%	101%
—	13.60	14.77%	4,800	1.13%	1.13%	0.49%	0.49%	93%
0.01	11.85	(0.50)%[5]	1,508	1.11%	1.11%	(0.13)%	(0.13)%	86%
—	11.91	13.54%	1,431	1.03%	1.03%	(0.04)%	(0.04)%	109%
0.01	10.49	31.45%[5]	1,074	1.45%	1.45%	(0.17)%	(0.17)%	128%

See notes to Financial Highlights on pages 68-69.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	65

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Technology Fund
Class A
Six Months Ended 6/30/14[1]	$20.38	$(0.12)[2]	$(0.58)	$(0.70)	$—	$—	$—
Year Ended 12/31/13	16.95	(0.23)[2]	7.76	7.53	(0.04)	(4.06)	(4.10)
Year Ended 12/31/12	16.54	(0.20)[2]	1.56	1.36	—	(0.95)	(0.95)
Year Ended 12/31/11	19.60	(0.24)[2]	(2.10)	(2.34)	—	(0.72)	(0.72)
Year Ended 12/31/10	14.89	(0.20)[2]	5.58	5.38	—	(0.67)	(0.67)
Year Ended 12/31/09	8.50	(0.13)	6.52	6.39	—	—	—

Class C
Six Months Ended 6/30/14[1]	$18.77	$(0.19)[2]	$(0.53)	$(0.72)	$—	$—	$—
Year Ended 12/31/13	15.96	(0.37)[2]	7.24	6.87	—	(4.06)	(4.06)
Year Ended 12/31/12	15.74	(0.33)[2]	1.50	1.17	—	(0.95)	(0.95)
Year Ended 12/31/11	18.83	(0.36)[2]	(2.01)	(2.37)	—	(0.72)	(0.72)
Year Ended 12/31/10	14.45	(0.33)[2]	5.38	5.05	—	(0.67)	(0.67)
Year Ended 12/31/09	8.37	(0.02)	6.10	6.08	—	—	—

Class K
Six Months Ended 6/30/14[1]	$19.26	$(0.16)[2]	$(0.55)	$(0.71)	$—	$—	$—
Year Ended 12/31/13	16.24	(0.32)[2]	7.40	7.08	—	(4.06)	(4.06)
Year Ended 12/31/12	15.96	(0.28)[2]	1.51	1.23	—	(0.95)	(0.95)
Year Ended 12/31/11	19.06	(0.35)[2]	(2.03)	(2.38)	—	(0.72)	(0.72)
Year Ended 12/31/10	14.59	(0.31)[2]	5.45	5.14	—	(0.67)	(0.67)
Year Ended 12/31/09	8.39	(0.21)	6.41	6.20	—	—	—

Class Y
Six Months Ended 6/30/14[1]	$20.93	$(0.09)[2]	$(0.60)	$(0.69)	$—	$—	$—
Year Ended 12/31/13	17.32	(0.18)[2]	7.94	7.76	(0.09)	(4.06)	(4.15)
Year Ended 12/31/12	16.82	(0.15)[2]	1.60	1.45	—	(0.95)	(0.95)
Year Ended 12/31/11	19.86	(0.18)[2]	(2.14)	(2.32)	—	(0.72)	(0.72)
Year Ended 12/31/10	15.04	(0.14)[2]	5.63	5.49	—	(0.67)	(0.67)
Year Ended 12/31/09	8.55	(0.17)	6.66	6.49	—	—	—

See notes to Financial Highlights on pages 68-69.

.

66	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Net Asset Value, End of Period	Total Return[3]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$19.68	(3.43)%	$146,085	1.49%	1.49%	(1.23)%	(1.23)%	92%
20.38	45.59%	156,011	1.49%	1.49%	(1.15)%	(1.15)%	141%
16.95	8.30%	123,343	1.59%	1.59%	(1.11)%	(1.11)%	84%
16.54	(11.91)%	156,795	1.53%	1.53%	(1.21)%	(1.21)%	121%
19.60	36.15%	278,856	1.52%	1.52%	(1.21)%	(1.21)%	117%
14.89	75.18%	170,830	1.60%	1.60%	(1.35)%	(1.35)%	128%

$18.05	(3.84)%	$14,612	2.33%	2.33%	(2.07)%	(2.07)%	92%
18.77	44.30%	16,402	2.34%	2.34%	(2.00)%	(2.00)%	141%
15.96	7.51%	15,660	2.36%	2.36%	(1.88)%	(1.88)%	84%
15.74	(12.56)%	15,977	2.32%	2.32%	(1.99)%	(1.99)%	121%
18.83	34.97%	6,210	2.38%	2.38%	(2.02)%	(2.02)%	117%
14.45	72.64%	1,386	2.81%	2.81%	(2.60)%	(2.60)%	128%

$18.55	(3.69)%	$1,483	2.02%	2.02%	(1.76)%	(1.76)%	92%
19.26	44.82%	1,438	2.02%	2.02%	(1.68)%	(1.68)%	141%
16.24	7.79%	1,077	2.08%	2.08%	(1.60)%	(1.60)%	84%
15.96	(12.46)%	998	2.16%	2.16%	(1.84)%	(1.84)%	121%
19.06	35.25%	1,016	2.18%	2.18%	(1.89)%	(1.89)%	117%
14.59	73.90%	415	2.47%	2.47%	(2.23)%	(2.23)%	128%

$20.24	(3.30)%	$44,228	1.20%	1.20%	(0.93)%	(0.93)%	92%
20.93	46.00%	40,337	1.22%	1.22%	(0.88)%	(0.88)%	141%
17.32	8.70%	28,154	1.27%	1.27%	(0.79)%	(0.79)%	84%
16.82	(11.66)%	29,709	1.24%	1.24%	(0.91)%	(0.91)%	121%
19.86	36.52%	16,674	1.19%	1.19%	(0.81)%	(0.81)%	117%
15.04	75.91%	1,572	1.39%	1.39%	(1.15)%	(1.15)%	128%

See notes to Financial Highlights on pages 68-69.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	67

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Small Cap Equity Fund
Class A
Six Months Ended 6/30/14[1]	$21.46	$(0.11)[2]	$0.13	$0.02	$—	$—	$—
Year Ended 12/31/13	17.12	(0.22)[2]	8.51	8.29	—	(3.95)	(3.95)
Year Ended 12/31/12	15.54	(0.16)[2]	2.44	2.28	—	(0.70)	(0.70)
Year Ended 12/31/11	15.92	(0.17)[2]	(0.23)	(0.40)	—	—	—
Year Ended 12/31/10	12.44	(0.12)[2]	3.60	3.48	—	—	—
Year Ended 12/31/09	9.10	(0.07)	3.41	3.34	—	—	—
Class C
Six Months Ended 6/30/14[1]	$15.79	$(0.16)[2]	$0.10	$(0.06)	$—	$—	$—
Year Ended 12/31/13	13.43	(0.30)[2]	6.61	6.31	—	(3.95)	(3.95)
Year Ended 12/31/12	12.43	(0.25)[2]	1.95	1.70	—	(0.70)	(0.70)
Year Ended 12/31/11	12.86	(0.26)[2]	(0.19)	(0.45)	—	—	—
Year Ended 12/31/10	10.14	(0.20)[2]	2.92	2.72	—	—	—
Year Ended 12/31/09	7.49	(1.87)	4.52	2.65	—	—	—
Class K
Six Months Ended 6/30/14[1]	$19.88	$(0.14)[2]	$0.12	$(0.02)	$—	$—	$—
Year Ended 12/31/13	16.12	(0.27)[2]	7.98	7.71	—	(3.95)	(3.95)
Year Ended 12/31/12	14.70	(0.20)[2]	2.32	2.12	—	(0.70)	(0.70)
Year Ended 12/31/11	15.12	(0.21)[2]	(0.23)	(0.44)	—	—	—
Year Ended 12/31/10	11.85	(0.16)[2]	3.43	3.27	—	—	—
Year Ended 12/31/09	8.69	(0.20)	3.36	3.16	—	—	—
Class Y
Six Months Ended 6/30/14[1]	$21.60	$(0.09)[2]	$0.15	$0.06	$—	$—	$—
Year Ended 12/31/13	17.17	(0.16)[2]	8.54	8.38	—	(3.95)	(3.95)
Year Ended 12/31/12	15.54	(0.12)[2]	2.45	2.33	—	(0.70)	(0.70)
Year Ended 12/31/11	15.88	(0.11)[2]	(0.25)	(0.36)	—	—	—
Year Ended 12/31/10	12.40	(0.12)[2]	3.60	3.48	—	—	—
Year Ended 12/31/09	9.06	(0.10)	3.44	3.34	—	—	—

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[4]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

[5]

Without the effect of the income from the regulatory settlements, the total returns would have been for RS Small Cap Growth Fund for 2011 (2.44)%, (4.07)%, (3.02)%, and (2.18)%; for 2009 46.38%, 44.39%, 45.40%, and 47.10% for Class A, Class C, Class K and Class Y, respectively; for

68	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[3]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[4]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[4]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$21.48	0.09%		$67,385	1.26%	1.26%	(1.09)%	(1.09)%	46%
—	21.46	49.48%		72,843	1.29%	1.29%	(1.03)%	(1.03)%	107%
—	17.12	14.78%		54,669	1.35%	1.35%	(0.93)%	(0.93)%	98%
0.02	15.54	(2.39)%	[5]	55,180	1.26%	1.26%	(1.05)%	(1.05)%	100%
—	15.92	27.97%		95,631	1.27%	1.36%	(0.92)%	(1.01)%	121%
—	12.44	36.70%		81,629	1.27%	1.40%	(0.74)%	(0.87)%	177%

$—	$15.73	(0.38)%		$1,021	2.18%	2.31%	(2.01)%	(2.14)%	46%
—	15.79	48.32%		1,091	2.08%	2.08%	(1.85)%	(1.85)%	107%
—	13.43	13.81%		1,904	2.22%	2.24%	(1.78)%	(1.80)%	98%
0.02	12.43	(3.34)%	[5]	1,523	2.19%	2.19%	(1.97)%	(1.97)%	100%
—	12.86	26.82%		1,804	2.19%	2.19%	(1.84)%	(1.84)%	121%
—	10.14	35.38%		1,529	2.10%	2.10%	(1.58)%	(1.58)%	177%

$—	$19.86	(0.10)%		$4,364	1.64%	1.72%	(1.48)%	(1.56)%	46%
—	19.88	48.95%		4,898	1.60%	1.69%	(1.35)%	(1.44)%	107%
—	16.12	14.53%		4,714	1.60%	1.77%	(1.23)%	(1.40)%	98%
0.02	14.70	(2.78)%	[5]	9,717	1.60%	1.78%	(1.38)%	(1.56)%	100%
—	15.12	27.59%		11,020	1.60%	1.76%	(1.25)%	(1.41)%	121%
—	11.85	36.36%		9,168	1.60%	1.82%	(1.09)%	(1.31)%	177%

$—	$21.66	0.28%		$49,373	1.01%	1.01%	(0.84)%	(0.84)%	46%
—	21.60	49.84%		51,794	1.00%	1.00%	(0.74)%	(0.74)%	107%
—	17.17	15.10%		33,591	1.08%	1.08%	(0.67)%	(0.67)%	98%
0.02	15.54	(2.14)%	[5]	32,690	0.96%	0.96%	(0.68)%	(0.68)%	100%
—	15.88	28.06%		504	1.29%	1.29%	(0.91)%	(0.91)%	121%
—	12.40	36.87%		460	1.24%	1.24%	(0.84)%	(0.84)%	177%

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	69
RS Select Growth Fund for 2011 5.21%, 4.14%, 4.49% and 5.55%; for 2009 47.15%, 45.23%, 45.16% and 29.58% for Class A, Class C, Class K and Class Y, respectively; for RS Growth Fund for 2011 (0.78)%, (2.18)%, (1.27)% and (0.57)%; for 2009 31.53%, 29.20%, 30.58% and 31.45% for Class A, Class C, Class K and Class Y, respectively; for RS Small Cap Equity Fund (2.51)%, (3.46)%, (2.87)% and (2.26)% for Class A, Class C, Class K and Class Y, respectively.

[6]	Excludes portfolio securities delivered as a result of processing in-kind redemptions.

[7]	Inception date.

[8]	The NAV, as presented, has been adjusted from the NAV, as reported on December 31, 2009, due to a reprocessing of shareholder transactions.

[9]	Rounds to $0.00 per share.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2014 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to six series offered by the Trust: RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, RS Technology Fund and RS Small Cap Equity Fund (each a “Fund,” collectively the “Funds”). All of the Funds are diversified funds. The financial statements for the other remaining series of the Trust are presented in separate reports.

The Funds offer Class A, C, K and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and ask prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

70	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2014, the Funds had no securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2014, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange- traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2014, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Operations. For the six months ended June 30, 2014, the Funds did not incur any such interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state authorities for tax years before 2009.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

f. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders Each Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Small Cap Growth Fund	0.95%
RS Select Growth Fund	1.00%
RS Mid Cap Growth Fund	0.85%
RS Growth Fund	0.75%	*
RS Technology Fund	1.00%
RS Small Cap Equity Fund	0.75%
*	The investment advisory fee in effect from January 1, 2014, through April 30, 2014, was 0.80%.

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect from May 1, 2014, through April 30, 2015, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses [e.g., brokerage commissions], and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A	Class C	Class K	Class Y
RS Small Cap Growth Fund	1.40%	2.16%	1.86%	1.13%
RS Select Growth Fund	1.40%	2.18%	1.91%	1.14%
RS Mid Cap Growth Fund	1.30%	2.11%	1.80%	1.05%
RS Growth Fund	1.10%	1.93%	1.71%	0.83%
RS Small Cap Equity Fund	1.35%	2.10%	1.75%	1.10%

The expense limitation in effect for RS Small Cap Growth Fund and RS Select Growth Fund from January 1, 2014, through April 30, 2014, was 1.35% for Class A shares, and the fee waiver for each of the other classes of the Fund was equal to the level of fee waiver for Class A shares.

The expense limitation in effect for RS Mid Cap Growth Fund from January 1, 2014, through April 30, 2014, was 1.28% for Class A shares, and the fee waiver for each of the other classes of the Fund was equal to the level of fee waiver for Class A shares.

The expense limitations in effect for RS Growth Fund and RS Small Cap Equity Fund from January 1, 2014, through April 30, 2014, were at the following rates:

Fund	Expense Limitation
	Class A	Class C	Class K	Class Y
RS Growth Fund	1.25%	2.13%	1.72%	0.99%
RS Small Cap Equity Fund	1.35%	2.22%	1.60%	N/A

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RS Investments and GIS do not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. Prior to June 1, 2014, GIS served as the principal underwriter for shares of the Funds. For the six months ended June 30, 2014, RSFD and GIS received distribution fees as follows:

Fund		Annual Rate	Distribution Fees Received by RSFD	Distribution Fees Received by GIS
RS Small Cap Growth Fund	Class A	0.25%	$120,721	$568,733
	Class C	1.00%	8,120	34,538
	Class K	0.65%	1,203	5,561
	Class Y	0.00%	—	—
RS Select Growth Fund	Class A	0.25%	83,986	443,606
	Class C	1.00%	78,724	386,511
	Class K	0.65%	719	3,341
	Class Y	0.00%	—	—
RS Mid Cap Growth Fund	Class A	0.25%	21,189	97,271
	Class C	1.00%	6,224	25,893
	Class K	0.65%	858	4,228
	Class Y	0.00%	—	—
RS Growth Fund	Class A	0.25%	43,570	214,911
	Class C	1.00%	10,688	48,575
	Class K	0.65%	687	3,573
	Class Y	0.00%	—	—
RS Technology Fund	Class A	0.25%	$29,259	$157,726
	Class C	1.00%	11,855	65,221
	Class K	0.65%	764	3,906
	Class Y	0.00%	—	—
RS Small Cap Equity Fund	Class A	0.25%	13,564	72,395
	Class C	1.00%	841	4,425
	Class K	0.65%	2,266	12,694
	Class Y	0.00%	—	—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts are included in the Statement of Operations under the caption “Transfer agent fees.”

Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2014, PAS informed the Trust it received $885,200 directly or indirectly from RSFD and GIS as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

For the six months ended June 30, 2014, aggregate front-end sales charges for the sale of Class A shares paid to RSFD and GIS were as follows:

Fund	Sales Charges Received by RSFD	Sales Charges Received by GIS
RS Small Cap Growth Fund	$1,690	$9,567
RS Select Growth Fund	1,975	24,478
RS Mid Cap Growth Fund	1,366	5,752
RS Growth Fund	832	6,535
RS Technology Fund	991	8,025
RS Small Cap Equity Fund	141	718

RSFD and GIS are entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2014, RSFD and GIS received CDSL charges as follows:

Fund	CDSL Received by RSFD	CDSL Received by GIS
RS Small Cap Growth Fund	$—	$3,080
RS Select Growth Fund	—	14,124
RS Mid Cap Growth Fund	—	917
RS Growth Fund	—	1,606
RS Technology Fund	—	622
RS Small Cap Equity Fund	—	—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2013, which is the most recently completed tax year, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains
RS Small Cap Growth Fund	$11,095,755	$55,134,170
RS Select Growth Fund	1,436,346	12,625,847
RS Technology Fund	14,455,969	21,428,454
RS Small Cap Equity Fund	4,007,968	16,371,241

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2013, the Funds made the following reclassifications of permanent book and tax basis differences:

Fund	Paid-in Capital	Undistributed Net Investment Loss	Accumulated Net Realized Gain/(Loss)
RS Small Cap Growth Fund	$40,444,022	$17,866,586	$(58,310,608)
RS Select Growth Fund	3,384,004	7,123,534	(10,507,538)
RS Mid Cap Growth Fund	(618,158)	616,112	2,046
RS Growth Fund	(916,201)	933,705	(17,504)
RS Technology Fund	—	2,486,175	(2,486,175)
RS Small Cap Equity Fund	—	1,068,820	(1,068,820)

The tax basis of distributable earnings as of December 31, 2013, was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
RS Small Cap Growth Fund	$—	$9,492,420
RS Select Growth Fund	9,089,513	3,717,465
RS Technology Fund	3,650,233	1,377,337
RS Small Cap Equity Fund	1,425,870	3,208,831

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2013, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS Small Cap Growth Fund	$27,424,861
RS Select Growth Fund	7,308,308
RS Mid Cap Growth Fund	15,074,908
RS Growth Fund	28,928,877

See the chart below for capital loss carryovers available to the Funds at December 31, 2013.

	Expiring
Fund	2016	2017	No Expiration*	Total
RS Mid Cap Growth Fund	$20,571,595	$46,802,596	$—	$67,374,191
RS Growth Fund	—	807,953	—	807,953
*	For tax years beginning in 2011, revisions to capital loss carryforward rules allow for capital losses to be carried forward to one or more subsequent taxable years without expiration.

In determining their taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the Funds had no such losses.

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2014, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Small Cap Growth Fund	$896,106,067	$187,565,544	$210,023,033	$(22,457,489)
RS Select Growth Fund	822,951,241	169,865,111	191,025,476	(21,160,365)
RS Mid Cap Growth Fund	156,879,701	27,567,081	28,762,787	(1,195,706)
RS Growth Fund	193,259,021	66,591,581	67,071,979	(480,398)
RS Technology Fund	171,260,882	34,509,437	39,235,645	(4,726,208)
RS Small Cap Equity Fund	98,409,344	23,456,922	26,461,656	(3,004,734)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

Transactions in Capital Shares

RS Small Cap Growth Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,734,349	$176,030,181	1,240,617	$74,951,264
Shares reinvested	—	—	656,416	39,988,855
Shares redeemed	(1,126,347)	(69,656,567)	(5,258,181)[1]	(300,232,523)[1]

Net increase/(decrease)	1,608,002	$106,373,614	(3,361,148)	$(185,292,404)

Class C
Shares sold	76,068	$4,455,362	76,525	$4,571,103
Shares reinvested	—	—	7,868	443,015
Shares redeemed	(14,543)	(821,628)	(15,063)	(811,952)

Net increase	61,525	$3,633,734	69,330	$4,202,166

Class K
Shares sold	13,928	$842,385	15,175	$859,633
Shares reinvested	—	—	2,558	148,734
Shares redeemed	(4,839)	(284,701)	(11,951)	(661,666)

Net increase	9,089	$557,684	5,782	$346,701

Class Y
Shares sold	3,893,847	$250,696,592	3,359,491	$207,342,268
Shares reinvested	—	—	372,779	23,198,074
Shares redeemed	(1,001,116)	(63,100,007)	(1,274,716)	(78,623,654)

Net increase	2,892,731	$187,596,585	2,457,554	$151,916,688

[1]	Includes in-kind redemptions of 2,321,262 shares amounting to $131,313,791.

RS Select Growth Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,520,206	$73,808,250	6,671,590	$280,587,668
Shares reinvested	—	—	124,340	5,937,213
Shares redeemed	(1,871,674)	(90,318,642)	(3,242,183)[1]	(135,511,199)[1]

Net increase/(decrease)	(351,468)	$(16,510,392)	3,553,747	$151,013,682

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Select Growth Fund — continued

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class C
Shares sold	420,004	$19,269,924	1,403,845	$58,476,338
Shares reinvested	—	—	23,433	1,055,205
Shares redeemed	(177,172)	(7,991,649)	(153,693)	(6,442,304)

Net increase	242,832	$11,278,275	1,273,585	$53,089,239

Class K
Shares sold	8,139	$369,568	18,485	$756,075
Shares reinvested	—	—	360	16,089
Shares redeemed	(455)	(20,681)	(4,936)	(197,634)

Net increase	7,684	$348,887	13,909	$574,530

Class Y
Shares sold	3,190,338	$157,491,605	8,795,111	$381,541,028
Shares reinvested	—	—	109,089	5,277,719
Shares redeemed	(2,619,330)	(128,230,501)	(2,315,815)	(104,265,027)

Net increase	571,008	$29,261,104	6,588,385	$282,553,720

[1]	Includes in-kind redemptions of 205,244 shares amounting to $8,570,989.

RS Mid Cap Growth Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,805,204	$33,731,942	790,074	$13,019,353
Shares redeemed	(506,737)	(9,425,256)	(825,352)	(12,625,072)

Net increase/(decrease)	1,298,467	$24,306,686	(35,278)	$394,281

Class C
Shares sold	235,832	$4,132,175	161,986	$2,532,024
Shares redeemed	(60,757)	(1,054,584)	(54,226)	(802,900)

Net increase	175,075	$3,077,591	107,760	$1,729,124

Class K
Shares sold	24,961	$448,817	47,426	$709,576
Shares redeemed	(18,441)	(328,277)	(30,313)	(478,535)

Net increase	6,520	$120,540	17,113	$231,041

Class Y
Shares sold	3,004,859	$57,526,894	799,063	$13,556,113
Shares redeemed	(378,961)	(7,114,535)	(438,547)	(6,520,928)

Net increase	2,625,898	$50,412,359	360,516	$7,035,185

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RS Growth Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	502,673	$9,761,618	933,678	$15,089,943
Shares redeemed	(626,440)	(12,110,320)	(1,436,999)	(23,064,839)
Shares issued upon reorganization[1]	—	—	4,179,658	61,615,671

Net increase/(decrease)	(123,767)	$(2,348,702)	3,676,337	$53,640,775

Class C
Shares sold	186,694	$3,362,329	369,994	$5,895,040
Shares redeemed	(59,370)	(1,059,004)	(392,354)	(5,802,589)
Shares issued upon reorganization[1]	—	—	539,447	7,480,622

Net increase	127,324	$2,303,325	517,087	$7,573,073

Class K
Shares sold	10,700	$201,916	42,239	$672,560
Shares redeemed	(14,594)	(269,127)	(315,505)	(4,645,420)
Shares issued upon reorganization[1]	—	—	293,470	4,231,873

Net increase/(decrease)	(3,894)	$(67,211)	20,204	$259,013

Class Y
Shares sold	477,206	$9,410,101	583,474	$10,027,521
Shares redeemed	(265,205)	(5,188,591)	(1,021,997)	(15,714,681)
Shares issued upon reorganization[1]	—	—	1,412,795	21,030,581

Net increase	212,001	$4,221,510	974,272	$15,343,421

[1]	RS Capital Appreciation Fund was reorganized into RS Growth Fund on March 25, 2013.

RS Technology Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	754,568	$15,256,990	2,101,189	$44,422,488
Shares reinvested	—	—	1,290,818	25,054,842
Shares redeemed	(985,705)	(19,309,893)	(3,012,617)	(60,361,820)

Net increase/(decrease)	(231,137)	$(4,052,903)	379,390	$9,115,510

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Technology Fund — continued

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class C
Shares sold	58,175	$1,070,957	164,943	$3,178,342
Shares reinvested	—	—	119,708	2,140,368
Shares redeemed	(122,364)	(2,210,067)	(392,355)	(6,839,099)

Net decrease	(64,189)	$(1,139,110)	(107,704)	$(1,520,389)

Class K
Shares sold	20,383	$388,061	21,902	$425,193
Shares reinvested	—	—	13,644	250,373
Shares redeemed	(15,103)	(288,750)	(27,175)	(524,254)

Net increase	5,280	$99,311	8,371	$151,312

Class Y
Shares sold	736,968	$15,352,348	1,249,136	$25,657,870
Shares reinvested	—	—	215,603	4,296,972
Shares redeemed	(478,844)	(9,700,308)	(1,162,618)	(23,983,139)

Net increase	258,124	$5,652,040	302,121	$5,971,703

RS Small Cap Equity Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	89,363	$1,899,611	298,310	$6,361,004
Shares reinvested	—	—	547,722	11,244,801
Shares redeemed	(347,226)	(7,332,526)	(644,100)	(13,320,305)

Net increase/(decrease)	(257,863)	$(5,432,915)	201,932	$4,285,500

Class C
Shares sold	258	$4,147	20,058	$383,758
Shares reinvested	—	—	13,617	205,757
Shares redeemed	(4,434)	(68,709)	(106,337)	(1,981,460)

Net decrease	(4,176)	$(64,562)	(72,662)	$(1,391,945)

Class K
Shares sold	17,793	$351,453	40,710	$792,929
Shares reinvested	—	—	43,028	818,391
Shares redeemed	(44,514)	(855,368)	(129,834)	(2,755,036)

Net decrease	(26,721)	$(503,915)	(46,096)	$(1,143,716)

Class Y
Shares sold	399,301	$8,615,981	720,198	$15,776,132
Shares reinvested	—	—	377,101	7,798,437
Shares redeemed	(516,727)	(10,990,055)	(656,469)	(13,749,031)

Net increase/(decrease)	(117,426)	$(2,374,074)	440,830	$9,825,538

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Shareholder Concentration As of June 30, 2014, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders	Percentage of Net Assets
RS Small Cap Growth Fund	2	46.95%
RS Select Growth Fund	7	68.44%
RS Mid Cap Growth Fund	5	46.75%
RS Growth Fund	2	24.49%
RS Technology Fund	5	47.15%
RS Small Cap Equity Fund	3	60.67%

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended June 30, 2014, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
RS Small Cap Growth Fund	$690,210,490	$447,630,970
RS Select Growth Fund	520,499,289	481,801,376
RS Mid Cap Growth Fund	187,412,949	109,155,030
RS Growth Fund	175,306,868	169,749,868
RS Technology Fund	190,363,620	190,142,194
RS Small Cap Equity Fund	56,636,214	66,859,916

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, share in a $400 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2014, the Funds which borrowed under the facility were as follows:

Fund	Amount Outstanding at 6/30/14	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
RS Growth Fund	$—	139,257	1	1.34%
RS Technology Fund	—	115,171	1	1.35%
RS Small Cap Equity Fund	—	92,291	2	1.34%
*	For the six months ended June 30, 2014, based on the number of days borrowings were outstanding.

Note 7 In-Kind Redemptions

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Funds recognize a gain on an in-kind redemption to the extent the values of the distributed securities exceed their costs; the Funds recognize a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from accumulated realized gain (loss) to paid-in capital. During the six months ended June 30, 2014, the Funds had no in-kind redemptions.

Note 8 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 9 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Supplemental Information (unaudited)

Approval of the Investment Advisory Agreements for RS Investment Trust

The investment advisory agreements (the “Investment Advisory Agreements”) between the RS Funds (the “Funds”) and RS Investment Management Co. LLC (“RS Investments”) are subject to annual approval by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940) of each affected Fund, and (ii) the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of RS Investment Trust or RS Variable Products Trust (together, the “Trusts”) or RS Investments (the “Independent Trustees”). Each Investment Advisory Agreement is terminable with respect to a Fund by RS Investments, the applicable Trust, or a vote of a majority of the outstanding voting securities of the affected Fund, without penalty, on 60 days’ written notice and will terminate automatically in the event of its assignment.

The Investment Advisory Agreements also provide that RS Investments may, at its own expense, delegate certain of its responsibilities under the Investment Advisory Agreements to sub-advisers for the Funds, who would be required to furnish an investment program and make investment decisions for the Funds. The sub-advisory agreements (the “Sub-Advisory Agreements, and collectively with the Investment Advisory Agreements, the “Advisory Agreements”) between RS Investments and Guardian Investor Services LLC (“GIS”), the sub-adviser with respect to various Funds that employ certain fixed income strategies, are also subject to annual approval by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940) of each affected Fund, and (ii) the vote of a majority of the Independent Trustees.

The Trustees meet over the course of the year with investment advisory personnel from RS Investments and GIS, and regularly review detailed information regarding the investment program and performance of each Fund.

The Board of Trustees of the Trusts, including all the Independent Trustees, met in person on August 1, 2013, to consider the continuation of the Advisory Agreements for all of the Funds, for the one-year period commencing August 31, 2013. Before the Board meeting on August 1, the Independent Trustees met among themselves and with the Independent Trustees’ counsel several times to prepare for the meeting. The Trustees considered and reviewed the information they requested from RS Investments and confirmed their view that no further requests for information from RS Investments were necessary at that time and that RS Investments appeared to have provided complete responses to all of the Trustees’ information requests and questions in connection with their consideration of the annual continuation of the Advisory Agreements.

The Trustees were assisted in their review by the Chief Compliance Officer of the Trusts, who previously reviewed a preliminary copy of all of the information presented to the Trustees and, with the Independent Trustees’ counsel’s assistance, prepared a written report on the key factors for the Trustees to consider in determining whether to

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SUPPLEMENTAL INFORMATION (UNAUDITED)

continue the Advisory Agreements. The Chief Compliance Officer concluded in the written report that the information that RS Investments had provided to the Trustees provided a reasonable basis for the Trustees to conclude that the advisory fees proposed in connection with the continuation of the Advisory Agreements were reasonable with respect to each Fund. The Independent Trustees took that report into consideration, along with the other information presented for their review, but did not regard it as conclusive or determinative.

The Trustees considered the nature, extent, and quality of the services provided and expected to be provided by RS Investments and GIS. In this regard, the Trustees took into account the experience of the Funds’ portfolio management teams and of RS Investments’ senior management, and the time and attention devoted by each to the Funds. The Trustees considered RS Investments’ significant responsibilities in monitoring the services provided by GIS and by other service providers such as the custodian, transfer agent, fund accountant and others.

The Trustees also considered that RS Investments had explained its view that the fees charged by RS Investments to the Funds reflect a number of factors, such as, for example, the generally high quality of the investment management teams at RS Investments, the research-intensive styles employed for various strategies, the high levels of compensation that are needed to retain the firm’s investment professionals and that are needed to fall within the ranges for compensation in this industry, and the alternative employment opportunities available to many of those professionals. The Trustees also noted that RS Investments had reported that, in the case of the Funds sub-advised by GIS, RS Investments had traditionally paid the majority, in most cases the large majority, of the advisory fees it received to GIS, but that an amendment to the Sub-Advisory Agreements, effective as of January 1, 2013, changed the allocation of the advisory fees for such sub-advised Funds to increase the portion of the advisory fees retained by RS Investments with respect to those Funds. The Trustees approved that re-allocation as requested by RS Investments based on its explanation that the new allocation would better reflect the current and expected respective responsibilities of RS Investments and GIS, as well as the commitment of The Guardian Life Insurance Company of America, RS Investments’ ultimate parent company, to supporting RS Investments as it grows and enhances its services.

The Trustees were assisted in their review by an independent consultant retained by the Independent Trustees. The Trustees reviewed information compiled by the independent consultant from the independent Morningstar organization showing a comparison of RS Investments’ advisory fee rate (which includes the sub-advisory fee paid to GIS for the sub-advised Funds) for each Fund compared to peer mutual funds having similar objectives and strategies, and within the same broad range of asset sizes. The Trustees were assisted in developing what they considered generally to be a representative group of comparable mutual funds, and in analyzing the resulting comparisons, by an analysis prepared by the independent consultant. The independent consultant’s report provided data showing RS Investments’ advisory fees generally to be within the range of comparable mutual funds, with a few exceptions analyzed in more depth by the Independent Trustees. The Trustees noted that certain of the Funds with advisory fees at the higher end of the range were already subject to expense limitations on those

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Funds’ total expenses, and they planned to continue to monitor the relevant Funds. For those few Funds at the highest end of the range, the Independent Trustees considered supplemental information presented by RS Investments that management considered relevant in demonstrating the appropriateness of the advisory fees for those Funds, such as favorable performance, total expense levels, and whether the Fund is closed to new investors.

The Trustees reviewed information from the independent consultant’s report showing total expenses for the Funds in comparison to peer funds. The Trustees considered the total expense ratios of the Funds and the various components of those expenses. For the RS Floating Rate Fund, which was identified as having an advisory fee at the highest end of the range, the Trustees noted that RS Investments had agreed to competitive limitations on the Fund’s total expenses that resulted in total expenses below the peer group median, even with the recent increase to the maximum expense ratio. For the RS Global Natural Resources Fund, which was identified as having an advisory fee and total expenses within the most expensive quartile of its peer group, the Trustees noted that there would remain in place an expense limitation and that the Fund has enjoyed a strong long and near term relative performance record. For the RS Partners Fund, which was identified as having an advisory fee and total expenses within the most expensive quartile of its peer group, the Trustees noted that the Fund’s expense limitation was increased further (lowering the Fund’s net expenses) on May 1, 2013, and it has enjoyed a strong long and near term relative performance record. The Independent Trustees also noted that the RS Partners Fund is closed to new investors. The Trustees noted that the RS Small Cap Growth Fund has an advisory fee within the most expensive quartile of its peer group, but its expense limitation places it at the median of its peer group for total expenses based on the level stated in the prospectus.

The Trustees considered information provided by RS Investments as to the fees charged by RS Investments to clients other than the Funds, including institutional separate accounts. The information provided by RS Investments shows that those accounts generally pay a lower overall fee rate but that, in a number of cases, such an account pays fees at the same rate as the comparable Fund on assets up to a specified level, and then at lower rates on additional assets; in some cases, an account’s fee rate will be lower at all levels than that of the comparable Fund. The Trustees considered that RS Investments had reported that administrative, compliance, reporting, and other legal burdens of providing investment advice to mutual funds exceed those required to provide advisory services to non-mutual fund clients such as institutional accounts for retirement or pension plans. The Trustees also considered that RS Investments had explained that there are substantially greater legal and other responsibilities and risks to RS Investments in managing public mutual funds than in managing institutional private accounts, and that the services and resources required of RS Investments are substantially less than in the case of the Funds because many of the administrative and compliance responsibilities related to the management function are retained by the institutional account and its other service providers.

The Trustees reviewed performance information for each Fund for various periods. Their review included an examination of comparisons of the performance of the Funds to relevant securities indexes and various peer groups of mutual funds prepared by the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

independent consultant and based on data from Morningstar with respect to various periods, and relative rankings of the Funds compared to peer funds during various periods. The Trustees noted that in the reports presented to them no Fund appeared to have substantially lagged all peer mutual funds and indexes for all relevant periods, but that several Funds had experienced relatively low performance for multiple periods, including: (1) RS Emerging Markets Fund, which was ranked in the lowest quartile for the one and three-year periods and below the median for the five-year period, but above the median for the ten-year period; (2) RS High Income Municipal Bond Fund, which was ranked in the lowest quartile for the one and three-year periods, (3) RS Tax-Exempt Fund, which was ranked in the lowest quartile for the one and three-year periods, but near the top quartile for the five and ten-year periods; and (4) RS Value Fund, which was ranked in the lowest quartile for the three and five-year periods, but in the top quartile for the one-year and ten-year periods. The Trustees agreed to monitor closely the performance of these Funds, taking into consideration the following additional considerations: The RS Emerging Markets Fund had recently undergone a change in portfolio management responsibility, which would be followed closely by the Trustees. The Independent Trustees accepted management’s explanation that the RS High Income Municipal Bond Fund and the RS Tax-Exempt Fund have experienced underperformance largely related to the Funds’ generally higher credit quality and shorter duration portfolios than those of many of their peers, which management believes is prudent to avoid excessive risk. The Trustees noted that the RS Value Fund’s performance has improved substantially over the past year, reflecting, in part, management’s substantial efforts in that regard, with the one-year and year-to-date relative performance well into the top quartile. RS Investments has assured the Independent Trustees that performance of all the Funds, particularly those showing periods of below median results, remains a high priority for RS Investments, and that good success in improving the performance of certain Funds had been shown over the past year.

The Trustees reviewed financial information provided to them by RS Investments, showing the substantial costs to RS Investments of providing services to the Funds. The Trustees reviewed the information presented by RS Investments describing the basis for the allocation of RS Investments’ expenses in the cost analysis for the Funds and did not object to management’s view that the allocation methodology and resulting allocations were reasonable. The Trustees also considered RS Investments’ detailed profitability analysis with respect to each Fund for the year ended December 31, 2012, and for the three months ended March 31, 2013. RS Investments stated that it continued to invest in the business to maintain high quality services for the Funds. The Trustees also took into account management’s view that a comparable or higher profit margin relating to RS Investments’ services to the Funds compared to institutional separate accounts appeared justified by the higher risk and responsibilities associated with the mutual fund business. The Trustees also considered the information that had been provided to them regarding the profitability of GIS, as the sub-adviser to certain Funds. The Independent Trustees additionally reviewed pro forma profitability information intended to show the effect on profitability of the new allocation of advisory fees between RS Investments and GIS.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Trustees discussed with RS Investments whether economies of scale would likely be realized as the Funds grow and whether a reduction in the advisory fees paid by the Funds by means of breakpoints would be appropriate. The Independent Trustees noted information presented by the independent consultant that a majority of mutual funds within the applicable peer groups do not necessarily have advisory fee breakpoints, and that the popularity of breakpoints for mutual funds has declined somewhat because some groups recognize that an appropriately set limitation on overall expenses can be equally effective in sharing economies of scale and maintaining a competitive position for a mutual fund. The Independent Trustees also noted management’s discussion of the substantial resources devoted over the past year to additional portfolio management professionals and analysts, such as for the RS Emerging Markets Fund, as well as senior operational and legal professionals. For larger Funds such as the RS Global Natural Resources Fund, the RS Floating Rate Fund and the RS Partners Fund, the Trustees and RS Investments agreed that an appropriately structured total expense limitation can provide an acceptable sharing of economies of scale to substitute for a breakpoint in the advisory fee.

The Trustees considered the research and other similar services RS Investments receives from many of the broker-dealers with which it places the Funds’ (as well as other RS Investments clients’) portfolio transactions and from third parties with which these broker-dealers have arrangements. The Trustees considered the benefit to RS Investments and its affiliates from such services including that (1) the services are of value to RS Investments and its affiliates in advising RS Investments’ clients (including the Funds) and (2) RS Investments might otherwise be required to purchase some of these services for cash. On the basis of the information provided to the Trustees at the meeting and throughout the year, the Trustees concluded that the benefit to RS Investments of these “soft dollar” relationships did not appear unreasonable and that the Funds appeared to benefit from them.

The Trustees reviewed the detailed information provided to them regarding GIS, as the sub-adviser to various Funds, including information as to capabilities and experience of portfolio management personnel, certain financial and profitability information, information as to trading practices, and general information as to investment strategies and resources, compliance activities and resources, contingency planning, and various other areas. On the basis of that information, information provided to them throughout the year, and their periodic meetings with representatives of GIS, the Trustees determined that the services provided by GIS as the sub-adviser to certain Funds were generally acceptable.

The Trustees considered generally the nature and quality of the administrative services provided to the Funds by RS Investments and by GIS, including, among other things, their performance during the course of the preceding year and the responsiveness of senior management to the Trustees’ requests. The Trustees were generally satisfied with the administrative services currently being provided by the two firms.

After reviewing and considering all of the information described above, including the Chief Compliance Officer’s written report, the Trustees voted unanimously to approve the continuation of the various Advisory Agreements, including the advisory fees proposed in connection with that continuation, for the one-year period commencing August 31, 2013.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Investment Trust (the “Trust”) was held on May 23, 2014. At the meeting, the shareholders of the Trust elected Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons, Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin, Jr., Gloria S. Nelund, and Matthew H. Scanlan as trustees of the Trust.

Proposal to Elect Trustees

Nominee	Votes For	Votes Against/ Withheld	Abstentions
Judson Bergman	550,801,232.965	9,280,122.985	0.000
Dennis M. Bushe	550,597,774.166	9,483,581.784	0.000
Margherita L. DiManni	550,787,370.938	9,293,985.012	0.000
Kenneth R. Fitzsimmons	550,425,719.024	9,655,636.926	0.000
Anne M. Goggin	550,954,630.766	9,126,725.184	0.000
Lawrence E. Harris	550,636,278.980	9,445,076.970	0.000
Christopher C. Melvin, Jr.	550,776,574.483	9,304,781.467	0.000
Gloria S. Nelund	550,067,457.888	9,013,898.888	0.000
Matthew H. Scanlan	550,564,139.160	9,517,216.790	0.000

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at http://www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800.766.3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

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One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	EB 015097 (06/14)

RS VALUE FUNDS

Class A, C, K, and Y Shares

RS PARTNERS FUND

RS VALUE FUND

RS LARGE CAP ALPHA FUND

RS INVESTORS FUND

RS GLOBAL NATURAL RESOURCES FUND

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Investments

Value | Growth | International | Natural Resources | Fixed Income

RS Funds provide clients with access to distinct and experienced investment teams—each pursuing investment opportunities consistent with its particular style. The dedicated research team approach assures that our clients benefit from process consistency, investment excellence, and choice across disciplines.

Value	RS Growth Fund	Natural Resources
RS Partners Fund*	RS Technology Fund	RS Global Natural Resources Fund*
RS Value Fund	RS Small Cap Equity Fund*
RS Large Cap Alpha Fund		Fixed Income
RS Investors Fund	International	RS Investment Quality Bond Fund
	RS International Fund	RS Low Duration Bond Fund
Growth	RS Global Fund	RS High Yield Fund
RS Small Cap Growth Fund	RS Emerging Markets Fund	RS Tax-Exempt Fund
RS Select Growth Fund	RS Emerging Markets Small Cap Fund	RS High Income Municipal Bond Fund
RS Mid Cap Growth Fund	RS China Fund	RS Floating Rate Fund
RS Strategic Income Fund

*	Closed to most new investments. Please see the prospectus for more information.

CEO’S LETTER

Matthew H. Scanlan CEO, RS Investments

Dear RS Funds Shareholder,

Despite clear evidence of economic recovery, investors are still reeling from 2008. Though caution remains a high priority, investors are finally beginning to overcome inertia and to realize the need to act with more conviction in this low-return environment.

Thus, the hunt for alpha (a measure of performance on a risk-adjusted basis) continues. We’ve noticed that the concept of high-conviction investing is gaining interest among investors, many of whom are exploring new approaches to produce alpha for their equity portfolios.

I spent most of my career in a quantitative investment environment, so I’ve had to do some serious soul searching over the last two years, asking myself: “Why am I leading a fundamental active investment firm?” I recently co-authored a white paper with my colleague Larry Siegel, Director of Research at the CFA Institute Research Foundation, which explores this concept and provides some answers.

Decades of experience have taught us that portfolios must be broadly diversified to meet long-term investment goals. But that doesn’t mean all managers must be diversified. In “No Fear of Commitment: The Role of High-Conviction Active Management,” we study the role of concentrated managers within a diversified portfolio and how investors should evaluate them.

We started with a philosophical review of active management. There’s a behavioral finance concept called “bounded rationality” that tells us that most managers should specialize, focusing their efforts on segments of the market where they are most confident in their ability to apply insights and earn significant alpha. Why? Because in the end, you can’t be an expert on everything, but you can know a great deal about a few things. Specialization — and conviction — matter!

In our white paper, which will appear in the fall issue of the Journal of Investing, we also took a look at implementation to find out which characteristics matter most with high-conviction managers and how those influence portfolio construction techniques. One key takeaway is that investors can blend the best of index and active exposures to create an optimal portfolio. That includes high-conviction managers, in those cases where the investor has confidence that the manager will exceed expectations.

We appreciate the confidence you’ve placed in us. In the pages that follow, you’ll find an update on the RS Funds. It includes important information about your investment with our firm.

Please visit www.rsinvestments.com for additional insights and the latest commentary from our investment teams.

Sincerely,

Matthew H. Scanlan

Chief Executive Officer

THIS PAGE NOT PART OF YOUR FUND REPORT	www.rsinvestments.com	1

CEO’S LETTER

As with all mutual funds, the value of an investment in a Fund could decline, so you could lose money.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. To obtain a copy, please call 800.766.3863 or visit www.rsinvestments.com.

RS Funds are distributed by RS Funds Distributor LLC, member: FINRA, SIPC.

©2014 RS Investment Management Co. LLC

2	www.rsinvestments.com	THIS PAGE NOT PART OF YOUR FUND REPORT

IMPORTANT INFORMATION CONCERNING FUND PERFORMANCE

Important Information Concerning Fund Performance

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2014. Any mention of specific securities should not be considered a recommendation to buy or sell those securities. A Fund may buy, sell, or hold any security identified herein, on the basis of factors described herein or the basis of other factors or other considerations. Fund holdings will change.

Performance quoted represents past performance and does not guarantee or predict future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any double-digit returns are highly unusual and cannot be sustained. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read a Fund’s prospectus carefully for more information on sales charges as they do not apply in all cases, and if applied, are reduced for larger purchases. Certain share classes are subject to contingent deferred sales charges which are typically paid at time of sale. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge of 1% for periods of 1 year or less. There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Financial Highlights section of this report. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures include the effect of expense limitations in effect during the periods shown, if applicable; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance and other information, which may be lower or higher than that cited, is available by contacting RS Investments at 800.766.3863 and is periodically updated on our website: www.rsinvestments.com.

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RS PARTNERS FUND

RS Partners Fund

Characteristics (unaudited)

Total Net Assets: $2,159,499,858

Top Ten Holdings[1]

Holding	% of Total Net Assets
SeaWorld Entertainment, Inc.	3.94%
Dana Holding Corp.	3.68%
HMS Holdings Corp.	3.33%
Peyto Exploration & Development Corp.	3.05%
First American Financial Corp.	2.91%
First Horizon National Corp.	2.88%
Questar Corp.	2.79%
StanCorp Financial Group, Inc.	2.55%
AOL, Inc.	2.36%
Rosetta Resources, Inc.	2.33%
Total	29.82%

Sector Allocation[2]

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
2	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.
3

The Russell 2000® Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. (The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

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RS PARTNERS FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (7/12/95)
without sales charge	3.67%	24.64%	16.03%	20.59%	10.30%	12.82%
with maximum sales charge	-1.26%	18.73%	14.17%	19.42%	9.76%	12.53%
Class K Shares (10/13/06)	3.48%	24.26%	15.55%	20.08%	—	7.86%
Class Y Shares (5/1/07)	3.84%	25.13%	16.40%	20.98%	—	7.44%
Russell 2000® Value Index[3]	4.20%	22.54%	14.65%	19.88%	8.24%	10.70%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Partners Fund and in the Russell 2000® Value Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the inception of Class K shares (10/13/06) and Class Y shares (5/1/07) would have the following values as of June 30, 2014: $17,929 (Class K) and $16,722 (Class Y). While Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

www.rsinvestments.com	5

RS VALUE FUND

RS Value Fund

Characteristics (unaudited)

Total Net Assets: $1,332,591,884

Top Ten Holdings[1]

Holding	% of Total Net Assets
Liberty Interactive Corp., Class A	5.15%
Actavis PLC	4.38%
Clean Harbors, Inc.	4.05%
Iron Mountain, Inc.	3.75%
Intuitive Surgical, Inc.	3.15%
Dollar Tree, Inc.	3.11%
Fidelity National Financial, Inc., Class A	2.85%
Questar Corp.	2.85%
Dolby Laboratories, Inc., Class A	2.79%
TRW Automotive Holdings Corp.	2.78%
Total	34.86%

Sector Allocation[2]

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
2	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.
3

The Russell Midcap® Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values. (The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which consists of the 1,000 largest U.S. companies based on total market capitalization.) Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

6	www.rsinvestments.com

RS VALUE FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (6/30/93)
without sales charge	7.31%	25.28%	13.64%	18.22%	9.61%	7.91%
with maximum sales charge	2.22%	19.34%	11.81%	17.08%	9.08%	7.66%
Class C Shares (5/1/07)
without sales charge	6.87%	24.32%	12.78%	17.35%	—	4.30%
with sales charge	5.87%	23.32%	12.78%	17.35%	—	4.30%
Class K Shares (12/4/06)	7.09%	24.75%	13.19%	17.76%	—	5.69%
Class Y Shares (5/1/07)	7.40%	25.55%	13.90%	18.56%	—	5.39%
Russell Midcap® Value Index[3]	11.14%	27.76%	17.56%	22.97%	10.66%	11.82%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Value Fund and in the Russell Midcap® Value Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the inception of Class C shares (5/1/07), Class K shares (12/4/06), and Class Y shares (5/1/07) would have the following values as of June 30, 2014: $13,522 (Class C), $15,206 (Class K), and $14,569 (Class Y). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

www.rsinvestments.com	7

RS LARGE CAP ALPHA FUND

RS Large Cap Alpha Fund

Characteristics (unaudited)

Total Net Assets: $864,147,546

Top Ten Holdings[1]

Holding	% of Total Net Assets
Liberty Interactive Corp., Class A	5.17%
Actavis PLC	4.91%
Microsoft Corp.	4.41%
Twenty-First Century Fox, Inc., Class A	4.00%
Prudential Financial, Inc.	3.78%
Pfizer, Inc.	3.07%
Occidental Petroleum Corp.	2.88%
JPMorgan Chase & Co.	2.79%
DIRECTV	2.68%
Aflac, Inc.	2.64%
Total	36.33%

Sector Allocation[2]

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
2	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.
3

The Russell 1000® Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those companies in the Russell 1000® Index (which consists of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. Index results assume the reinvestment of dividends paid on stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

4

The S&P 500® Index is an unmanaged market-capitalization-weighted index generally considered to be representative of U.S. equity market activity. The index consists of 500 stocks representing leading industries of the U.S. economy. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

8	www.rsinvestments.com

RS LARGE CAP ALPHA FUND

Performance Update (unaudited)

Average Annual Total Returns

Inception Date	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (6/1/72)
without sales charge	7.13%	25.37%	15.47%	17.23%	8.97%	12.10%
with maximum sales charge	2.03%	19.41%	13.61%	16.09%	8.44%	11.97%
Class C Shares (8/7/00)
without sales charge	6.69%	24.33%	14.54%	16.31%	8.03%	1.41%
with sales charge	5.69%	23.33%	14.54%	16.31%	8.03%	1.41%
Class K Shares (5/15/01)	6.92%	24.87%	15.03%	16.78%	8.56%	5.00%
Class Y Shares (5/1/07)	7.25%	25.68%	15.79%	17.55%	—	8.07%
Russell 1000® Value Index[3]	8.28%	23.81%	16.92%	19.23%	8.03%	n/a
S&P 500® Index[4]	7.14%	24.61%	16.58%	18.83%	7.78%	10.41%	*

*	Since Class A shares inception. Since inception performance of the S&P 500® Index is measured from 5/31/72, the month end prior to the Fund’s commencement of operations.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Large Cap Alpha Fund and in the Russell 1000® Value Index and the S&P 500® Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made 10 years ago in Class C Shares and Class K shares, and upon the inception of Class Y shares (5/1/07) would have the following values as of June 30, 2014: $21,641 (Class C), $22,725 (Class K), and $17,435 (Class Y). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

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RS INVESTORS FUND

RS Investors Fund

Characteristics (unaudited)

Total Net Assets: $251,173,334

Top Ten Holdings[1]

Holding	% of Total Net Assets
Liberty Interactive Corp., Class A	5.64%
SeaWorld Entertainment, Inc.	4.90%
HMS Holdings Corp.	4.75%
Actavis PLC	4.31%
Twenty-First Century Fox, Inc., Class A	4.10%
Clean Harbors, Inc.	4.08%
Owens Corning	3.64%
Iron Mountain, Inc.	3.38%
First American Financial Corp.	3.32%
Dana Holding Corp.	3.20%
Total	41.32%

Sector Allocation[2]

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
2	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.
3

The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

10	www.rsinvestments.com

RS INVESTORS FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (11/15/05)
without sales charge	8.29%	31.33%	20.07%	22.31%	—	9.11%
with maximum sales charge	3.15%	25.07%	18.15%	21.13%	—	8.49%
Class C Shares (7/24/07)
without sales charge	7.90%	30.33%	19.16%	21.31%	—	6.20%
with sales charge	6.90%	29.33%	19.16%	21.31%	—	6.20%
Class K Shares (1/3/07)	8.05%	30.69%	19.55%	21.81%	—	6.92%
Class Y Shares (5/1/07)	8.46%	31.66%	20.40%	22.49%	—	7.11%
Russell 3000® Value Index[3]	7.95%	23.71%	16.73%	19.28%	—	7.40%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made on 11/15/05 in Class A shares of RS Investors Fund and the Russell 3000® Value Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the inception of Class C shares (7/24/07), Class K shares (1/3/07), and Class Y shares (5/1/07) would have the following values as of June 30, 2014: $15,172 (Class C), $16,505 (Class K), and $16,353 (Class Y). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

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RS GLOBAL NATURAL RESOURCES FUND

RS Global Natural Resources Fund

Characteristics (unaudited)

Total Net Assets: $5,208,319,839

Top Ten Holdings[1]
Holding	% of Total Net Assets
Turquoise Hill Resources Ltd.	6.21%
First Quantum Minerals Ltd.	6.11%
Sociedad Quimica y Minera de Chile S.A., ADR	5.57%
The Mosaic Co.	4.68%
Goldcorp, Inc.	4.65%
Cabot Oil & Gas Corp.	4.58%
Peyto Exploration & Development Corp.	4.02%
Noble Energy, Inc.	3.97%
Rosetta Resources, Inc.	3.90%
Denbury Resources, Inc.	3.76%
Total	47.45%

Sector Allocation[2]

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.
2	The Fund’s holdings are allocated to each sector based on their Russell Global Sector classification. If a holding is not classified by Russell, it is assigned a Russell designation by RS Investments. Cash includes short-term investments and net other assets and liabilities.
3

The S&P North American Natural Resources Sector IndexTM is a modified capitalization-weighted index designed as a benchmark for U.S.-traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

4

The MSCI World Commodity Producers Index is an equity-based index designed to reflect the performance related to commodity producers stocks. The index is a free float-adjusted market- capitalization-weighted index composed of commodity producer companies based on the Global Industry Classification Standard (GICS®). “(Gross)” index results assume the reinvestment of dividends paid on the stocks constituting the index without any deduction of withholding taxes. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

5

The S&P 500® Index is an unmanaged market-capitalization-weighted index generally considered to be representative of U.S. equity market activity. The index consists of 500 stocks representing leading industries of the U.S. economy. Index results assume the reinvestment of dividends paid on the stocks constituting the index. You may not invest in the index, and, unlike the Fund, the index does not incur fees or expenses.

12	www.rsinvestments.com

RS GLOBAL NATURAL RESOURCES FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (11/15/95)
without sales charge	10.45%	13.03%	1.11%	11.43%	10.66%	9.98%
with maximum sales charge	5.19%	7.67%	-0.52%	10.35%	10.12%	9.70%
Class C Shares (5/1/07)
without sales charge	10.02%	12.13%	0.36%	10.60%	—	2.30%
with sales charge	9.02%	11.13%	0.36%	10.60%	—	2.30%
Class K Shares (12/4/06)	10.25%	12.62%	0.74%	10.97%	—	3.64%
Class Y Shares (5/1/07)	10.63%	13.38%	1.46%	11.81%	—	3.45%
S&P North American Natural Resources Sector IndexTM [3]	16.43%	33.14%	6.73%	14.76%	12.01%	n/a
MSCI World Commodity Producers Index (Gross)[4]	10.83%	28.07%	2.60%	9.65%	10.15%	n/a
S&P 500® Index[5]	7.14%	24.61%	16.58%	18.83%	7.78%	8.61%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Global Natural Resources Fund, the S&P North American Natural Resources Sector IndexTM, the MSCI World Commodity Producers Index (Gross), and the S&P 500® Index. The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75% that an investor may have to pay when purchasing Class A shares of the Fund. Hypothetical $10,000 investments made upon the inception of Class C shares (5/1/07), Class K shares (12/4/06), and Class Y shares (5/1/07) would have the following values as of June 30, 2014: $11,767 (Class C), $13,106 (Class K), and $12,749 (Class Y). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

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UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, Including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014. The following table shows the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the following table. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the following table. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

14	www.rsinvestments.com

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
RS Partners Fund	Class A	$1,000.00	$1,036.70	$7.32	1.45%
	Class K	$1,000.00	$1,034.80	$9.08	1.80%
	Class Y	$1,000.00	$1,038.40	$5.61	1.11%
RS Value Fund	Class A	$1,000.00	$1,073.10	$6.63	1.29%
	Class C	$1,000.00	$1,068.70	$10.46	2.04%
	Class K	$1,000.00	$1,070.90	$8.63	1.68%
	Class Y	$1,000.00	$1,074.00	$5.35	1.04%
RS Large Cap Alpha Fund	Class A	$1,000.00	$1,071.30	$4.67	0.91%
	Class C	$1,000.00	$1,066.90	$8.87	1.73%
	Class K	$1,000.00	$1,069.20	$6.77	1.32%
	Class Y	$1,000.00	$1,072.50	$3.49	0.68%
RS Investors Fund	Class A	$1,000.00	$1,082.90	$6.77	1.31%
	Class C	$1,000.00	$1,079.00	$10.62	2.06%
	Class K	$1,000.00	$1,080.50	$9.34	1.81%
	Class Y	$1,000.00	$1,084.60	$5.43	1.05%
RS Global Natural Resources Fund	Class A	$1,000.00	$1,104.50	$7.62	1.46%
	Class C	$1,000.00	$1,100.20	$11.66	2.24%
	Class K	$1,000.00	$1,102.50	$9.54	1.83%
	Class Y	$1,000.00	$1,106.30	$5.90	1.13%
Based on Hypothetical Return (5% Return Before Expenses)
RS Partners Fund	Class A	$1,000.00	$1,017.60	$7.25	1.45%
	Class K	$1,000.00	$1,015.87	$9.00	1.80%
	Class Y	$1,000.00	$1,019.29	$5.56	1.11%
RS Value Fund	Class A	$1,000.00	$1,018.40	$6.46	1.29%
	Class C	$1,000.00	$1,014.68	$10.19	2.04%
	Class K	$1,000.00	$1,016.46	$8.40	1.68%
	Class Y	$1,000.00	$1,019.64	$5.21	1.04%
RS Large Cap Alpha Fund	Class A	$1,000.00	$1,020.28	$4.56	0.91%
	Class C	$1,000.00	$1,016.22	$8.65	1.73%
	Class K	$1,000.00	$1,018.25	$6.61	1.32%
	Class Y	$1,000.00	$1,021.42	$3.41	0.68%
RS Investors Fund	Class A	$1,000.00	$1,018.30	$6.56	1.31%
	Class C	$1,000.00	$1,014.58	$10.29	2.06%
	Class K	$1,000.00	$1,015.82	$9.05	1.81%
	Class Y	$1,000.00	$1,019.59	$5.26	1.05%
RS Global Natural Resources Fund	Class A	$1,000.00	$1,017.55	$7.30	1.46%
	Class C	$1,000.00	$1,013.69	$11.18	2.24%
	Class K	$1,000.00	$1,015.72	$9.15	1.83%
	Class Y	$1,000.00	$1,019.19	$5.66	1.13%
*	Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Financial Information

Six-Month Period Ended June 30, 2014

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 95.6%
Air Transport – 1.8%
Bristow Group, Inc.	475,305	$38,319,089

		38,319,089
Auto Parts – 3.7%
Dana Holding Corp.	3,252,585	79,428,126

		79,428,126
Back Office Support, HR and Consulting – 1.0%
Performant Financial Corp.(1)	2,222,303	22,445,260

		22,445,260
Banks: Diversified – 8.4%
Associated Banc-Corp.	2,674,791	48,360,221
Banner Corp.	264,281	10,473,456
Boston Private Financial Holdings., Inc.	836,951	11,248,622
First Horizon National Corp.	5,240,573	62,153,196
FirstMerit Corp.	657,536	12,986,336
Hancock Holding Co.	129,497	4,573,834
Synovus Financial Corp.	858,914	20,940,323
UMB Financial Corp.	184,283	11,681,699

		182,417,687
Building Materials – 1.4%
Masonite International Corp.(1)	536,596	30,188,891

		30,188,891
Chemicals: Diversified – 1.4%
Olin Corp.	1,156,369	31,129,453

		31,129,453
Commercial Services: Rental & Leasing – 0.7%
PHH Corp.(1)	643,915	14,797,167

		14,797,167
Commercial Vehicles & Parts – 1.4%
Navistar International Corp.(1)	812,525	30,453,437

		30,453,437
Computer Services, Software & Systems – 3.9%
Acxiom Corp.(1)	378,200	8,203,158
AOL, Inc.(1)	1,280,174	50,938,124
TIBCO Software, Inc.(1)	1,295,513	26,130,497

		85,271,779
Containers & Packaging – 1.7%
Sealed Air Corp.	1,059,065	36,188,251

		36,188,251

18	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS PARTNERS FUND

June 30, 2014 (unaudited)	Shares	Value
Cosmetics – 0.8%
Elizabeth Arden, Inc.(1)	772,443	$16,545,729

		16,545,729
Diversified Manufacturing Operations – 2.6%
ITT Corp.	816,446	39,271,053
TriMas Corp.(1)	435,809	16,617,397

		55,888,450
Electronic Entertainment – 2.0%
Dolby Laboratories, Inc., Class A(1)	991,211	42,820,315

		42,820,315
Financial Data & Systems – 1.2%
Euronet Worldwide, Inc.(1)	557,217	26,880,148

		26,880,148
Gold – 0.7%
New Gold, Inc.(1)	2,467,874	15,720,358

		15,720,358
Health Care Management Services – 1.6%
Magellan Health Services, Inc.(1)	565,333	35,186,326

		35,186,326
Health Care Services – 6.1%
Allscripts Healthcare Solutions, Inc.(1)	2,969,013	47,652,659
Healthways, Inc.(1)	692,280	12,142,591
HMS Holdings Corp.(1)	3,524,520	71,935,453

		131,730,703
Home Building – 0.7%
William Lyon Homes, Class A(1)	469,304	14,285,614

		14,285,614
Household Equipment & Products – 2.1%
Tupperware Brands Corp.	540,380	45,229,806

		45,229,806
Insurance: Life – 5.4%
StanCorp Financial Group, Inc.	860,243	55,055,552
Symetra Financial Corp.	800,377	18,200,573
Torchmark Corp.	522,150	42,774,528

		116,030,653
Insurance: Multi-Line – 1.8%
eHealth, Inc.(1)(2)	1,003,440	38,100,617

		38,100,617
Insurance: Property-Casualty – 5.5%
Endurance Specialty Holdings Ltd.	598,333	30,867,999
Essent Group Ltd.(1)	1,056,313	21,221,328

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	19

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

June 30, 2014 (unaudited)	Foreign Currency	Shares	Value
Insurance: Property-Casualty (continued)
First American Financial Corp.		2,264,925	$62,942,266
Stewart Information Services Corp.		140,769	4,365,247

			119,396,840
Leisure Time – 3.9%
SeaWorld Entertainment, Inc.		3,006,386	85,170,915

			85,170,915
Metal Fabricating – 1.8%
MRC Global, Inc.(1)		1,343,222	37,999,750

			37,999,750
Office Supplies & Equipment – 1.8%
Avery Dennison Corp.		770,856	39,506,370

			39,506,370
Oil Well Equipment & Services – 1.0%
TETRA Technologies, Inc.(1)		1,810,504	21,327,737

			21,327,737
Oil: Crude Producers – 8.1%
Approach Resources, Inc.(1)		937,781	21,315,762
Laredo Petroleum, Inc.(1)		1,214,084	37,612,322
Peyto Exploration & Development Corp.	CAD	1,746,175	65,965,338
Rosetta Resources, Inc.(1)		918,637	50,387,240

			175,280,662
Pharmaceuticals – 1.1%
Impax Laboratories, Inc.(1)		525,041	15,745,980
The Medicines Co.(1)		275,399	8,003,095

			23,749,075
Precious Metals & Minerals – 1.9%
Horsehead Holding Corp.(1)		2,205,574	40,273,781

			40,273,781
Real Estate Investment Trusts – 3.3%
Ares Commercial Real Estate Corp.		982,498	12,192,800
CBL & Associates Properties, Inc.		1,097,153	20,845,907
MFA Financial, Inc.		1,191,442	9,781,739
PennyMac Mortgage Investment Trust		339,375	7,445,888
Washington Prime Group, Inc.(1)		1,108,700	20,777,038

			71,043,372
Real Estate Services – 2.0%
Jones Lang LaSalle, Inc.		349,433	44,164,837

			44,164,837
Scientific Instruments: Electrical – 0.8%
GrafTech International Ltd.(1)		1,566,922	16,390,004

			16,390,004

20	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS PARTNERS FUND

June 30, 2014 (unaudited)	Shares	Value
Scientific Instruments: Pollution Control – 2.8%
Clean Harbors, Inc.(1)	411,137	$26,415,552
Waste Connections, Inc.	696,295	33,805,123

		60,220,675
Securities Brokerage & Services – 1.8%
Interactive Brokers Group, Inc., Class A	1,660,332	38,669,132

		38,669,132
Semiconductors & Components – 0.7%
Integrated Device Technology, Inc.(1)	942,137	14,565,438

		14,565,438
Shipping – 0.7%
Huntington Ingalls Industries, Inc.	168,430	15,931,794

		15,931,794
Specialty Retail – 3.1%
FTD Cos., Inc.(1)(2)	1,306,841	41,544,475
Vitamin Shoppe, Inc.(1)	608,249	26,166,872

		67,711,347
Utilities: Gas Distributors – 2.8%
Questar Corp.	2,429,039	60,240,167

		60,240,167
Utilities: Miscellaneous – 2.1%
Calpine Corp.(1)	1,878,817	44,734,633

		44,734,633
Total Common Stocks (Cost $1,574,343,861)		2,065,434,388

	Principal Amount	Value
Repurchase Agreements – 4.6%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $98,321,000, due 7/1/2014(3)	$98,321,000	98,321,000
Total Repurchase Agreements (Cost $98,321,000)		98,321,000
Total Investments – 100.2% (Cost $1,672,664,861)		2,163,755,388
Other Liabilities, Net – (0.2)%		(4,255,530)
Total Net Assets – 100.0%		$2,159,499,858

(1)	Non-income-producing security.
(2)	Affiliated issuer. See 2d in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	21

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.75%	11/15/2042	$100,289,225

Legend:

Foreign-Denominated Security

CAD – Canadian Dollar

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$2,065,434,388	$—	$—	$2,065,434,388

Repurchase Agreements	—	98,321,000	—	98,321,000

Total	$2,065,434,388	$98,321,000	$—	$2,163,755,388

22	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 98.6%
Advertising Agencies – 1.9%
The Interpublic Group of Companies, Inc.	1,325,315	$25,856,896

		25,856,896
Auto Parts – 2.8%
TRW Automotive Holdings Corp.(1)	413,963	37,057,968

		37,057,968
Back Office Support, HR and Consulting – 3.7%
Iron Mountain, Inc.	1,408,677	49,937,600

		49,937,600
Banks: Diversified – 5.4%
Comerica, Inc.	449,900	22,566,984
First Horizon National Corp.	1,164,105	13,806,285
KeyCorp	1,596,861	22,883,018
Zions Bancorporation	454,200	13,385,274

		72,641,561
Biotechnology – 1.9%
Charles River Laboratories International, Inc.(1)	464,100	24,838,632

		24,838,632
Building Materials – 2.5%
Owens Corning	852,530	32,975,860

		32,975,860
Chemicals: Diversified – 1.8%
Axiall Corp.	499,405	23,606,874

		23,606,874
Commercial Vehicles & Parts – 2.6%
Allison Transmission Holdings, Inc.	256,900	7,989,590
Navistar International Corp.(1)	718,540	26,930,879

		34,920,469
Computer Services, Software & Systems – 2.1%
AOL, Inc.(1)	295,915	11,774,458
TIBCO Software, Inc.(1)	803,800	16,212,646

		27,987,104
Containers & Packaging – 2.4%
Crown Holdings, Inc.(1)	631,152	31,406,123

		31,406,123
Diversified Financial Services – 3.7%
Ameriprise Financial, Inc.	239,272	28,712,640
Raymond James Financial, Inc.	394,134	19,994,418

		48,707,058

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	23

SCHEDULE OF INVESTMENTS — RS VALUE FUND

June 30, 2014 (unaudited)	Shares	Value
Diversified Media – 2.0%
Liberty Media Corp., Class A(1)	197,984	$27,060,453

		27,060,453
Diversified Retail – 8.3%
Dollar Tree, Inc.(1)	762,100	41,503,966
Liberty Interactive Corp., Class A(1)	2,337,280	68,622,541

		110,126,507
Drug & Grocery Store Chains – 2.4%
GNC Holdings, Inc., Class A	955,968	32,598,509

		32,598,509
Electronic Entertainment – 2.8%
Dolby Laboratories, Inc., Class A(1)	859,580	37,133,856

		37,133,856
Fertilizers – 1.9%
The Mosaic Co.	510,446	25,241,555

		25,241,555
Financial Data & Systems – 2.5%
Fidelity National Information Services, Inc.	614,632	33,644,956

		33,644,956
Gas Pipeline – 2.1%
Kinder Morgan Management LLC(1)	353,048	27,866,079

		27,866,079
Home Building – 2.0%
NVR, Inc.(1)	23,163	26,651,348

		26,651,348
Insurance: Multi-Line – 1.9%
Reinsurance Group of America, Inc.	167,196	13,191,764
Voya Financial, Inc.	333,035	12,102,492

		25,294,256
Insurance: Property-Casualty – 5.5%
Fidelity National Financial, Inc., Class A	1,161,260	38,042,878
XL Group PLC	1,082,461	35,428,948

		73,471,826
Leisure Time – 0.6%
SeaWorld Entertainment, Inc.	260,200	7,371,466

		7,371,466
Machinery: Engines – 1.2%
Cummins, Inc.	105,500	16,277,595

		16,277,595

24	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS VALUE FUND

June 30, 2014 (unaudited)	Shares	Value
Medical Equipment – 3.2%
Intuitive Surgical, Inc.(1)	102,046	$42,022,543

		42,022,543
Oil Well Equipment & Services – 0.7%
Rowan Companies PLC, Class A	304,008	9,706,975

		9,706,975
Oil: Crude Producers – 4.6%
Concho Resources, Inc.(1)	146,059	21,105,525
Denbury Resources, Inc.	1,124,998	20,767,463
Rosetta Resources, Inc.(1)	364,160	19,974,176

		61,847,164
Pharmaceuticals – 8.0%
Actavis PLC(1)	261,953	58,428,617
Cardinal Health, Inc.	280,214	19,211,472
Zoetis, Inc.	892,012	28,785,227

		106,425,316
Real Estate Investment Trusts – 4.6%
American Campus Communities, Inc.	504,079	19,275,981
Gaming and Leisure Properties, Inc.	878,605	29,846,212
Washington Prime Group, Inc.(1)	685,800	12,851,892

		61,974,085
Real Estate Services – 1.8%
CBRE Group, Inc., Class A(1)	760,519	24,367,029

		24,367,029
Rental & Leasing Services: Consumer – 1.0%
Avis Budget Group, Inc.(1)	228,800	13,657,072

		13,657,072
Scientific Instruments: Pollution Control – 4.1%
Clean Harbors, Inc.(1)	840,907	54,028,275

		54,028,275
Utilities: Electrical – 1.1%
NRG Energy, Inc.	383,400	14,262,480

		14,262,480
Utilities: Gas Distributors – 2.8%
Questar Corp.	1,529,432	37,929,913

		37,929,913
Utilities: Miscellaneous – 2.7%
Calpine Corp.(1)	1,488,912	35,450,995

		35,450,995
Total Common Stocks (Cost $1,013,442,030)		1,314,346,398

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	25

SCHEDULE OF INVESTMENTS — RS VALUE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.7%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $22,753,000, due 7/1/2014(2)	$22,753,000	$22,753,000
Total Repurchase Agreements (Cost $22,753,000)		22,753,000
Total Investments – 100.3% (Cost $1,036,195,030)		1,337,099,398
Other Liabilities, Net – (0.3)%		(4,507,514)
Total Net Assets – 100.0%		$1,332,591,884

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.75%	11/15/2042	$12,471,825
U.S. Treasury Bond	3.75%	11/15/2043	10,736,813

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$1,314,346,398	$—	$—	$1,314,346,398

Repurchase Agreements	—	22,753,000	—	22,753,000

Total	$1,314,346,398	$22,753,000	$—	$1,337,099,398

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 95.8%
Advertising Agencies – 1.5%
The Interpublic Group of Companies, Inc.	667,600	$13,024,876

		13,024,876
Aerospace – 0.8%
Lockheed Martin Corp.	41,677	6,698,744

		6,698,744
Asset Management & Custodian – 1.5%
State Street Corp.	197,213	13,264,546

		13,264,546
Automobiles – 2.1%
General Motors Co.	494,200	17,939,460

		17,939,460
Back Office Support, HR and Consulting – 2.5%
Iron Mountain, Inc.	599,300	21,245,185

		21,245,185
Banks: Diversified – 5.6%
KeyCorp	1,378,438	19,753,017
The PNC Financial Services Group, Inc.	142,300	12,671,815
Wells Fargo & Co.	302,400	15,894,144

		48,318,976
Cable Television Services – 2.7%
DIRECTV(1)	272,300	23,148,223

		23,148,223
Cement – 1.2%
Cemex S.A.B. de C.V., ADR(1)	775,564	10,260,712

		10,260,712
Chemicals: Specialty – 1.4%
Praxair, Inc.	93,939	12,478,857

		12,478,857
Computer Services, Software & Systems – 4.4%
Microsoft Corp.	913,400	38,088,780

		38,088,780
Diversified Financial Services – 6.7%
Capital One Financial Corp.	105,689	8,729,911
Citigroup, Inc.	340,500	16,037,550
JPMorgan Chase & Co.	418,000	24,085,160
Raymond James Financial, Inc.	179,900	9,126,327

		57,978,948

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

June 30, 2014 (unaudited)	Shares	Value
Diversified Media – 4.0%
Twenty-First Century Fox, Inc., Class A	982,775	$34,544,541

		34,544,541
Diversified Retail – 6.1%
Dollar General Corp.(1)	144,400	8,282,784
Liberty Interactive Corp., Class A(1)	1,521,721	44,677,729

		52,960,513
Drug & Grocery Store Chains – 2.3%
CVS Caremark Corp.	260,225	19,613,158

		19,613,158
Fertilizers – 2.2%
The Mosaic Co.	378,415	18,712,622

		18,712,622
Financial Data & Systems – 2.1%
Fidelity National Information Services, Inc.	331,950	18,170,943

		18,170,943
Foods – 2.6%
Mondelez International, Inc., Class A	600,500	22,584,805

		22,584,805
Gas Pipeline – 2.2%
Kinder Morgan Management LLC(1)	243,500	19,219,455

		19,219,455
Gold – 1.3%
Goldcorp, Inc.	385,986	10,772,869

		10,772,869
Health Care Management Services – 1.7%
UnitedHealth Group, Inc.	176,722	14,447,024

		14,447,024
Insurance: Life – 6.4%
Aflac, Inc.	365,800	22,771,050
Prudential Financial, Inc.	367,500	32,622,975

		55,394,025
Insurance: Property-Casualty – 3.8%
Fidelity National Financial, Inc., Class A	358,900	11,757,564
The Allstate Corp.	365,100	21,438,672

		33,196,236
Machinery: Engines – 1.6%
Cummins, Inc.	89,290	13,776,554

		13,776,554

28	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LARGE CAP ALPHA FUND

June 30, 2014 (unaudited)	Foreign Currency	Shares	Value
Medical Equipment – 2.1%
Intuitive Surgical, Inc.(1)		44,218	$18,208,972

			18,208,972
Oil: Crude Producers – 8.1%
ARC Resources Ltd.	CAD	406,690	12,383,073
Cabot Oil & Gas Corp.		320,100	10,928,214
Concho Resources, Inc.(1)		96,514	13,946,273
Occidental Petroleum Corp.		242,080	24,844,670
Southwestern Energy Co.(1)		180,193	8,196,980

			70,299,210
Oil: Integrated – 0.9%
Marathon Oil Corp.		204,400	8,159,648

			8,159,648
Pharmaceuticals – 12.6%
Actavis PLC(1)		190,411	42,471,174
Merck & Co., Inc.		366,804	21,219,611
Pfizer, Inc.		892,605	26,492,516
Zoetis, Inc.		584,439	18,859,847

			109,043,148
Rental & Leasing Services: Consumer – 1.4%
Hertz Global Holdings, Inc.(1)		442,300	12,397,669

			12,397,669
Scientific Instruments: Control & Filter – 2.0%
Parker Hannifin Corp.		134,545	16,916,343

			16,916,343
Securities Brokerage & Services – 1.0%
CME Group, Inc.		116,651	8,276,388

			8,276,388
Utilities: Electrical – 1.0%
NRG Energy, Inc.		238,200	8,861,040

			8,861,040
Total Common Stocks (Cost $636,895,910)			828,002,470

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	29

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements – 3.1%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $26,830,000, due 7/1/2014(2)	$26,830,000	$26,830,000
Total Repurchase Agreements (Cost $26,830,000)		26,830,000
Total Investments – 98.9% (Cost $663,725,910)		854,832,470
Other Assets, Net – 1.1%		9,315,076
Total Net Assets – 100.0%		$864,147,546

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.75%	11/15/2043	$27,371,844

Legend:

ADR – American Depositary Receipt.

Foreign-Denominated Security

CAD – Canadian Dollar

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$828,002,470	$—	$—	$828,002,470

Repurchase Agreements	—	26,830,000	—	26,830,000

Total	$828,002,470	$26,830,000	$—	$854,832,470

30	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 95.0%
Advertising Agencies – 1.7%
The Interpublic Group of Companies, Inc.	221,400	$4,319,514

		4,319,514
Auto Parts – 3.2%
Dana Holding Corp.	329,223	8,039,626

		8,039,626
Back Office Support, HR and Consulting – 6.4%
Iron Mountain, Inc.	239,400	8,486,730
Performant Financial Corp.(1)	747,353	7,548,265

		16,034,995
Banks: Diversified – 6.0%
First Horizon National Corp.	627,800	7,445,708
KeyCorp	540,000	7,738,200

		15,183,908
Building Materials – 3.6%
Owens Corning	236,600	9,151,688

		9,151,688
Computer Services, Software & Systems – 2.9%
Microsoft Corp.	174,700	7,284,990

		7,284,990
Diversified Financial Services – 4.9%
JPMorgan Chase & Co.	130,700	7,530,934
Raymond James Financial, Inc.	95,400	4,839,642

		12,370,576
Diversified Media – 4.1%
Twenty-First Century Fox, Inc., Class A	293,300	10,309,495

		10,309,495
Diversified Retail – 8.6%
Dollar Tree, Inc.(1)	134,700	7,335,762
Liberty Interactive Corp., Class A(1)	482,600	14,169,136

		21,504,898
Fertilizers – 1.7%
The Mosaic Co.	85,137	4,210,025

		4,210,025
Health Care Services – 7.9%
Allscripts Healthcare Solutions, Inc.(1)	490,208	7,867,838
HMS Holdings Corp.(1)	584,662	11,932,952

		19,800,790

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	31

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

June 30, 2014 (unaudited)	Foreign Currency	Shares	Value
Insurance: Multi-Line – 2.6%
eHealth, Inc.(1)		169,521	$6,436,712

			6,436,712
Insurance: Property-Casualty – 8.9%
Fidelity National Financial, Inc., Class A		194,400	6,368,544
First American Financial Corp.		300,300	8,345,337
XL Group PLC		231,900	7,590,087

			22,303,968
Leisure Time – 4.9%
SeaWorld Entertainment, Inc.		434,823	12,318,536

			12,318,536
Medical Equipment – 3.2%
Intuitive Surgical, Inc.(1)		19,416	7,995,509

			7,995,509
Metal Fabricating – 2.4%
MRC Global, Inc.(1)		213,700	6,045,573

			6,045,573
Oil: Crude Producers – 5.7%
Occidental Petroleum Corp.		72,775	7,468,898
Peyto Exploration & Development Corp.	CAD	181,080	6,840,668

			14,309,566
Pharmaceuticals – 6.3%
Actavis PLC(1)		48,527	10,823,947
Pfizer, Inc.		166,500	4,941,720

			15,765,667
Precious Metals & Minerals – 3.1%
Horsehead Holding Corp.(1)		422,779	7,719,944

			7,719,944
Real Estate Investment Trusts – 2.8%
Gaming and Leisure Properties, Inc.		210,537	7,151,942

			7,151,942
Scientific Instruments: Pollution Control – 4.1%
Clean Harbors, Inc.(1)		159,553	10,251,280

			10,251,280
Total Common Stocks (Cost $221,225,486)			238,509,202

32	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTORS FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Repurchase Agreements – 4.4%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $11,061,000, due 7/1/2014(2)	$11,061,000	$11,061,000
Total Repurchase Agreements (Cost $11,061,000)		11,061,000
Total Investments – 99.4% (Cost $232,286,486)		249,570,202
Other Assets, Net – 0.6%		1,603,132
Total Net Assets – 100.0%		$251,173,334

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.75%	11/15/2042	$11,285,950

Legend:

Foreign-Denominated Security

CAD – Canadian Dollar

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks	$238,509,202	$—	$—	$238,509,202

Repurchase Agreements	—	11,061,000	—	11,061,000

Total	$238,509,202	$11,061,000	$—	$249,570,202

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	33

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

June 30, 2014 (unaudited)	Foreign Currency	Shares	Value
Common Stocks – 94.0%
Chemicals: Diversified – 5.6%
Sociedad Quimica y Minera de Chile S.A., ADR(1)		9,888,968	$289,845,652

			289,845,652
Copper – 12.2%
Antofagasta PLC	GBP	12,711,832	165,990,855
First Quantum Minerals Ltd.	CAD	14,890,660	318,452,613
HudBay Minerals, Inc.(1)		9,888,981	91,868,633
Taseko Mines Ltd.(1)(2)		23,460,435	58,651,088

			634,963,189
Fertilizers – 4.7%
The Mosaic Co.		4,929,814	243,779,302

			243,779,302
Gold – 7.7%
Goldcorp, Inc.		8,675,994	242,146,992
New Gold, Inc.(2)		25,036,664	159,483,550

			401,630,542
Metals & Minerals: Diversified – 16.1%
Compass Minerals International, Inc.(1)		1,788,565	171,237,213
Iluka Resources Ltd.(1)	AUD	25,382,463	194,586,549
Mineral Resources Ltd.(1)	AUD	16,559,820	149,748,585
Turquoise Hill Resources Ltd.(2)		96,824,272	323,393,069

			838,965,416
Oil: Crude Producers – 44.0%
Antero Resources Corp.(2)		812,600	53,330,938
ARC Resources Ltd.	CAD	2,595,477	79,028,206
Cabot Oil & Gas Corp.		6,992,024	238,707,699
Concho Resources, Inc.(2)		729,597	105,426,767
Denbury Resources, Inc.		10,604,928	195,766,971
Kosmos Energy Ltd.(2)		7,338,177	82,407,728
Laredo Petroleum, Inc.(2)		4,113,549	127,437,748
Noble Energy, Inc.		2,666,865	206,575,363
Oil Search Ltd.	AUD	15,062,697	137,346,540
Ophir Energy PLC(1)(2)	GBP	36,557,285	137,828,779
Painted Pony Petroleum Ltd.(1)(2)	CAD	3,207,900	41,036,348
Painted Pony Petroleum Ltd.(1)(2)(3)(4)	CAD	2,681,890	34,307,482
Peyto Exploration & Development Corp.	CAD	5,546,900	209,545,512
Range Resources Corp.		1,772,453	154,114,788
Rosetta Resources, Inc.(1)(2)		3,700,891	202,993,871
Salamander Energy PLC(1)(2)	GBP	23,989,659	57,478,257

34	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS GLOBAL NATURAL RESOURCES FUND

June 30, 2014 (unaudited)	Foreign Currency	Shares	Value
Oil: Crude Producers (continued)
Southwestern Energy Co.(2)		2,191,538	$99,693,064
Tourmaline Oil Corp.(2)	CAD	114,800	6,052,807
Tullow Oil PLC	GBP	8,281,384	120,964,498

			2,290,043,366
Precious Metals & Minerals – 0.5%
Stillwater Mining Co.(2)		1,502,180	26,363,259

			26,363,259
Utilities: Miscellaneous – 3.2%
Calpine Corp.(2)		7,033,236	167,461,349

			167,461,349
Total Common Stocks (Cost $4,420,029,509)			4,893,052,075

		Principal Amount	Value
Repurchase Agreements – 6.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $330,328,000, due 7/1/2014(5)		$330,328,000	330,328,000
Total Repurchase Agreements (Cost $330,328,000)			330,328,000
Total Investments – 100.3% (Cost $4,750,357,509)			5,223,380,075
Other Liabilities, Net – (0.3)%			(15,060,236)
Total Net Assets – 100.0%			$5,208,319,839

(1)	Affiliated issuer. See 2d in Notes to Financial Statements.
(2)	Non-income-producing security.
(3)	Fair valued security. See 1a in Notes to Financial Statements.
(4)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2014, the aggregate market value of these securities amounted to $34,307,482, representing 0.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.75%	11/15/2043	$324,056,031
U.S. Treasury Bond	3.375%	5/15/2044	12,881,738

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	35

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

Legend:

ADR – American Depositary Receipt.

Foreign-Denominated Security

AUD – Australian Dollar

CAD – Canadian Dollar

GBP – Great British Pound

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total

Common Stocks

Other	$4,858,744,593	$—	$—	$4,858,744,593

Painted Pony Petroleum Ltd.	—	34,307,482	—	34,307,482

Repurchase Agreements	—	330,328,000	—	330,328,000

Total	$4,858,744,593	$364,635,482	$—	$5,223,380,075

36	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

www.rsinvestments.com	37

FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2014 (unaudited)	RS Partners
Assets
Investments in unaffiliated issuers, at value	$2,084,110,296
Investments in affiliated issuers, at value	79,645,092

Investments in securities, at value	2,163,755,388
Cash	631
Foreign currency, at value	—
Receivable for investments sold	3,563,297
Dividends receivable	2,396,816
Receivable for fund shares subscribed	2,159,890
Prepaid expenses	76,785
Other receivables	—

Total Assets	2,171,952,807

Liabilities
Payable for investments purchased	5,017,406
Payable for fund shares redeemed	4,715,500
Payable to adviser	1,633,475
Payable to distributor	43,634
Accrued trustees’ fees	36,932
Accrued expenses/other liabilities	1,006,002

Total Liabilities	12,452,949

Total Net Assets	$2,159,499,858

Net Assets Consist of:
Paid-in capital	$1,313,802,041
Accumulated net investment income/(loss)	(3,631,059)
Accumulated net realized gain from investments, foreign currency transactions and in-kind redemptions	358,237,868
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	491,091,008

Total Net Assets	$2,159,499,858

Investments in Unaffiliated Issuers, at Cost	$1,606,203,852

Investments in Affiliated Issuers, at Cost	$66,461,009

Foreign Currency, at Cost	$—

Pricing of Shares
Net Assets:
Class A	$1,265,684,668
Class C	—
Class K	4,903,565
Class Y	888,911,625
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	30,451,757
Class C	—
Class K	122,067
Class Y	20,952,333
Net Asset Value Per Share:
Class A	$41.56
Class C	—
Class K	40.17
Class Y	42.43
Sales Charge Class A (Load)	4.75%
Maximum Offering Price Per Class A Share	$43.63

38	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Value	RS Large Cap Alpha	RS Investors	RS Global Natural Resources

$1,337,099,398	$854,832,470	$249,570,202	$3,793,797,618
—	—	—	1,429,582,457

1,337,099,398	854,832,470	249,570,202	5,223,380,075
173,425	773	34,019	919
—	—	—	7
11,698,014	10,102,486	—	10,837,880
771,560	807,243	248,826	686,241
968,606	327,131	2,142,218	12,546,758
68,988	46,796	37,968	152,108
—	—	8,732	—

1,350,779,991	866,116,899	252,041,965	5,247,603,988

9,003,890	506,817	478,461	22,380,084
7,792,258	853,060	196,222	11,243,028
869,333	353,350	174,159	4,218,042
25,898	28,057	6,674	59,709
21,177	14,106	1,099	84,478
475,551	213,963	12,016	1,298,808

18,188,107	1,969,353	868,631	39,284,149

$1,332,591,884	$864,147,546	$251,173,334	$5,208,319,839

$888,790,469	$620,023,942	$225,559,927	$4,479,146,625
5,918,225	2,598,116	1,423,193	(5,588,103)
136,978,822	50,418,816	6,906,448	261,734,554
300,904,368	191,106,672	17,283,766	473,026,763

$1,332,591,884	$864,147,546	$251,173,334	$5,208,319,839

$1,036,195,030	$663,725,910	$232,286,486	$3,178,478,367

$—	$—	$—	$1,571,879,142

$—	$—	$—	$7

$619,314,487	$633,426,235	$89,809,298	$1,235,072,783
31,801,733	35,219,012	25,819,135	123,343,617
4,452,460	17,074,090	1,815,756	8,151,222
677,023,204	178,428,209	133,729,145	3,841,752,217

16,605,242	10,011,114	6,369,591	31,933,031
889,079	606,448	1,929,866	3,383,178
121,768	270,822	135,157	218,348
18,015,569	2,823,752	9,398,413	97,108,927

$37.30	$63.27	$14.10	$38.68
35.77	58.07	13.38	36.46
36.57	63.05	13.43	37.33
37.58	63.19	14.23	39.56
4.75%	4.75%	4.75%	4.75%
$39.16	$66.43	$14.80	$40.61

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	39

FINANCIAL INFORMATION

Statements of Operations For the Six-Month Period Ended June 30, 2014 (unaudited)	RS Partners
Investment Income
Dividends	$10,993,487
Dividends from affiliated issuers	—
Interest	—
Withholding taxes on foreign dividends	(124,150)

Total Investment Income	10,869,337

Expenses
Investment advisory fees	11,102,813
Transfer agent fees	1,997,239
Distribution fees	1,594,600
Shareholder reports	144,257
Administrative service fees	133,336
Professional fees	121,608
Custodian fees	109,992
Trustees’ fees	67,360
Insurance expense	39,221
Registration fees	12,745
Other expenses	26,425

Total Expenses	15,349,596

Less: Fee waiver by adviser	(877,503)

Total Expenses, Net	14,472,093

Net Investment Income/(Loss)	(3,602,756)

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Foreign Currency Transactions and In-Kind Redemptions
Net realized gain from investments	255,670,630
Net realized gain from investments in affiliated issuers	1,408,190
Net realized gain/(loss) from foreign currency transactions	(24,175)
Net realized gain from in-kind redemptions	38,277,220
Net change in unrealized appreciation/depreciation on investments	(198,119,965)
Net change in unrealized appreciation/depreciation on investments in affiliated issuers	(16,878,058)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	(117)

Net Gain on Investments, Foreign Currency Transactions and In-Kind Redemptions	80,333,725

Net Increase in Net Assets Resulting from Operations	$76,730,969

40	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Value	RS Large Cap Alpha	RS Investors	RS Global Natural Resources

$13,567,840	$6,429,496	$2,511,305	$26,313,734
—	—	—	7,921,886
10,543	194	—	26
—	(55,592)	(11,155)	(1,586,394)

13,578,383	6,374,098	2,500,150	32,649,252

5,509,252	2,085,932	874,937	24,479,687
1,230,848	435,798	53,095	2,580,392
928,414	987,808	151,220	2,157,749
87,905	49,950	6,367	295,626
77,206	49,398	7,233	280,671
76,860	52,967	23,222	235,168
60,365	45,443	15,595	355,970
38,457	25,062	3,438	143,481
34,009	13,885	1,077	48,655
20,824	16,321	22,249	34,152
14,337	8,851	1,811	54,840

8,078,477	3,771,415	1,160,244	30,666,391

(418,319)	—	(85,048)	(375,596)

7,660,158	3,771,415	1,075,196	30,290,795

5,918,225	2,602,683	1,424,954	2,358,457

109,603,014	51,122,354	7,185,744	126,727,094
—	—	—	—
—	(1,902)	2,461	(101,630)
—	—	—	—
(22,539,295)	4,582,240	7,978,591	285,190,380
—	—	—	83,368,265
—	(98)	3	(1,043)

87,063,719	55,702,594	15,166,799	495,183,066

$92,981,944	$58,305,277	$16,591,753	$497,541,523

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	41

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS Partners

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income/(loss)	$(3,602,756)	$(5,017,413)
Net realized gain from investments, foreign currency transactions and in-kind redemptions	295,331,865	308,912,788
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	(214,998,140)	398,954,686

Net Increase in Net Assets Resulting from Operations	76,730,969	702,850,061

Distributions to Shareholders
Net investment income
Class A	—	—
Class C	—	—
Class K	—	—
Class Y	—	(806,086)
Net realized gain on investments
Class A	—	(153,254,449)
Class C	—	—
Class K	—	(590,584)
Class Y	—	(109,159,197)

Total Distributions	—	(263,810,316)

Capital Share Transactions
Proceeds from sales of shares	177,776,223	464,351,284
Reinvestment of distributions	—	256,798,544
Cost of shares redeemed	(285,263,317)	(610,085,790)
In-kind redemptions	(120,417,164)	—

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(227,904,258)	111,064,038

Net Increase/(Decrease) in Net Assets	(151,173,289)	550,103,783

Net Assets
Beginning of period	2,310,673,147	1,760,569,364

End of period	$2,159,499,858	$2,310,673,147

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(28,303)

Accumulated Undistributed Net Investment Income/(Loss) Included in Net Assets	$(3,631,059)	$—

Other Information:
Shares
Sold	4,393,556	12,023,911
Reinvested	—	6,511,481
Redeemed	(7,097,081)	(16,224,329)
In-kind redemptions	(2,954,297)	—

Net Increase/(Decrease)	(5,657,822)	2,311,063

42	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Value		RS Large Cap Alpha

For the Six Months Ended 6/30/14	For the Year Ended 12/31/13	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

$5,918,225	$(918,710)	$2,602,683	$6,752,629
109,603,014	187,317,981	51,120,452	101,705,070
(22,539,295)	196,624,646	4,582,142	136,970,302

92,981,944	383,023,917	58,305,277	245,428,001

—	(1,053,473)	—	(4,752,909)
—	—	—	(68,116)
—	—	—	(70,679)
—	(2,539,539)	—	(1,857,804)

—	(15,480,455)	—	(11,780,767)
—	(761,575)	—	(709,927)
—	(97,799)	—	(335,747)
—	(15,310,507)	—	(3,474,882)

—	(35,243,348)	—	(23,050,831)

91,884,884	301,163,964	29,620,222	81,874,599
—	34,084,571	—	22,203,055
(172,702,945)	(445,489,560)	(69,437,445)	(143,726,504)
—	—	—	—

(80,818,061)	(110,241,025)	(39,817,223)	(39,648,850)

12,163,883	237,539,544	18,488,054	182,728,320

1,320,428,001	1,082,888,457	845,659,492	662,931,172

$1,332,591,884	$1,320,428,001	$864,147,546	$845,659,492

$—	$—	$—	$(4,567)

$5,918,225	$—	$2,598,116	$—

2,599,403	9,646,048	498,957	1,584,994
—	1,005,649	—	387,267
(4,869,129)	(14,440,666)	(1,162,532)	(2,734,202)
—	—	—	—

(2,269,726)	(3,788,969)	(663,575)	(761,941)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	43

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS Investors

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income/(loss)	$1,424,954	$(57,808)
Net realized gain from investments and foreign currency transactions	7,188,205	4,893,251
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	7,978,594	7,170,100

Net Increase/(Decrease) in Net Assets Resulting from Operations	16,591,753	12,005,543

Distributions to Shareholders
Net investment income
Class A	—	(507)
Class C	—	(88)
Class K	—	(10)
Class Y	—	(55,843)
Net realized gain on investments
Class A	—	(159,171)
Class C	—	(27,593)
Class K	—	(3,059)
Class Y	—	(333,997)

Total Distributions	—	(580,268)

Capital Share Transactions
Proceeds from sales of shares	143,572,703	99,663,148
Reinvestment of distributions	—	544,826
Cost of shares redeemed	(22,993,861)	(12,994,813)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	120,578,842	87,213,161

Net Increase in Net Assets	137,170,595	98,638,436

Net Assets
Beginning of period	114,002,739	15,364,303

End of period	$251,173,334	$114,002,739

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(1,761)

Accumulated Undistributed Net Investment Income/(Loss) Included in Net Assets	$1,423,193	$—

Other Information:
Shares
Sold	10,817,693	8,125,153
Reinvested	—	42,997
Redeemed	(1,724,754)	(1,145,196)

Net Increase/(Decrease)	9,092,939	7,022,954

44	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Global Natural Resources

For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

$2,358,457	$364,373
126,625,464	274,961,268
368,557,602	(310,673,217)

497,541,523	(35,347,576)

—	—
—	—
—	—
—	—

—	(45,921,954)
—	(5,022,226)
—	(284,620)
—	(120,136,747)

—	(171,365,547)

644,996,399	2,648,854,448
—	154,071,166
(721,718,478)	(1,949,378,341)

(76,722,079)	853,547,273

420,819,444	646,834,150

4,787,500,395	4,140,666,245

$5,208,319,839	$4,787,500,395

$—	$—

$(5,588,103)	$(7,946,560)

17,395,006	70,559,651
—	4,508,492
(19,660,103)	(52,356,575)

(2,265,097)	22,711,568

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	45

FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Partners Fund
Class A
Six Months Ended 6/30/14[1]	$40.09	$(0.10)	$1.57	$1.47	$—	$—
Year Ended 12/31/13	31.93	(0.15)	13.48	13.33	—	(5.17)
Year Ended 12/31/12	29.28	(0.09)	5.74	5.65	—	(3.00)
Year Ended 12/31/11	33.09	(0.27)	(2.28)	(2.55)	—	(1.26)
Year Ended 12/31/10	25.86	(0.33)	7.56	7.23	—	—
Year Ended 12/31/09	18.00	(0.16)	8.02	7.86	—	—

Class K
Six Months Ended 6/30/14[1]	$38.82	$(0.16)	$1.51	$1.35	$—	$—
Year Ended 12/31/13	31.14	(0.18)	13.03	12.85	—	(5.17)
Year Ended 12/31/12	28.75	(0.39)	5.78	5.39	—	(3.00)
Year Ended 12/31/11	32.67	(0.51)	(2.15)	(2.66)	—	(1.26)
Year Ended 12/31/10	25.66	(1.21)	8.22	7.01	—	—
Year Ended 12/31/09	17.91	(0.22)	7.97	7.75	—	—

Class Y
Six Months Ended 6/30/14[1]	$40.86	$(0.03)	$1.60	$1.57	$—	$—
Year Ended 12/31/13	32.38	(0.06)	13.75	13.69	(0.04)	(5.17)
Year Ended 12/31/12	29.58	0.02	5.78	5.80	—	(3.00)
Year Ended 12/31/11	33.31	(0.16)	(2.31)	(2.47)	—	(1.26)
Year Ended 12/31/10	25.95	(0.21)	7.57	7.36	—	—
Year Ended 12/31/09	17.99	(0.09)	8.05	7.96	—	—

See notes to Financial Highlights on pages 54–55.

46	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$41.56	3.67%	$1,265,685	1.45%	1.53%	(0.46)%	(0.54)%	29%
(5.17)	40.09	42.15%	1,335,819	1.45%	1.51%	(0.39)%	(0.45)%	49%
(3.00)	31.93	19.39%	1,137,349	1.45%	1.48%	(0.21)%	(0.24)%	39%
(1.26)	29.28	(7.59)%	1,290,313	1.47%	1.47%	(0.77)%	(0.77)%	40%
—	33.09	27.96%	1,675,852	1.49%	1.50%	(1.07)%	(1.08)%	61%
—	25.86	43.67%	1,442,762	1.49%	1.56%	(0.72)%	(0.79)%	64%

$—	$40.17	3.48%	$4,903	1.80%	1.87%	(0.80)%	(0.87)%	29%
(5.17)	38.82	41.68%	4,920	1.79%	1.85%	(0.73)%	(0.79)%	49%
(3.00)	31.14	18.84%	3,770	1.90%	1.93%	(0.65)%	(0.68)%	39%
(1.26)	28.75	(8.03)%	3,976	1.96%	1.96%	(1.25)%	(1.25)%	40%
—	32.67	27.32%	4,905	1.86%	1.87%	(1.44)%	(1.45)%	61%
—	25.66	43.27%	12,508	1.82%	1.89%	(1.05)%	(1.12)%	64%

$—	$42.43	3.84%	$888,912	1.11%	1.18%	(0.14)%	(0.21)%	29%
(5.21)	40.86	42.68%	969,934	1.11%	1.17%	(0.04)%	(0.10)%	49%
(3.00)	32.38	19.70%	619,450	1.16%	1.19%	0.13%	0.10%	39%
(1.26)	29.58	(7.30)%	507,063	1.18%	1.18%	(0.47)%	(0.47)%	40%
—	33.31	28.36%	538,428	1.13%	1.14%	(0.71)%	(0.72)%	61%
—	25.95	44.25%	270,892	1.10%	1.17%	(0.31)%	(0.38)%	64%

See notes to Financial Highlights on pages 54–55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	47

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Value Fund
Class A
Six Months Ended 6/30/14[1]	$34.76	$0.15	$2.39	$2.54	$—	$—
Year Ended 12/31/13	25.93	(0.07)	9.82	9.75	(0.06)	(0.86)
Year Ended 12/31/12	23.04	0.26	2.92	3.18	(0.29)	—
Year Ended 12/31/11	25.91	(0.14)	(2.73)	(2.87)	—	—
Year Ended 12/31/10	20.65	(0.13)	5.39	5.26	—	—
Year Ended 12/31/09	14.99	—	5.70	5.70	(0.04)	—

Class C
Six Months Ended 6/30/14[1]	$33.47	$0.01	$2.29	$2.30	$—	$—
Year Ended 12/31/13	25.13	(0.35)	9.55	9.20	—	(0.86)
Year Ended 12/31/12	22.35	(0.04)	2.94	2.90	(0.12)	—
Year Ended 12/31/11	25.33	(0.27)	(2.71)	(2.98)	—	—
Year Ended 12/31/10	20.33	(0.21)	5.21	5.00	—	—
Year Ended 12/31/09	14.86	(0.06)	5.57	5.51	(0.04)	—

Class K
Six Months Ended 6/30/14[1]	$34.15	$0.07	$2.35	$2.42	$—	$—
Year Ended 12/31/13	25.54	(0.31)	9.78	9.47	—	(0.86)
Year Ended 12/31/12	22.73	0.21	2.83	3.04	(0.23)	—
Year Ended 12/31/11	25.66	(0.16)	(2.77)	(2.93)	—	—
Year Ended 12/31/10	20.53	(0.13)	5.26	5.13	—	—
Year Ended 12/31/09	14.95	(0.06)	5.68	5.62	(0.04)	—

Class Y
Six Months Ended 6/30/14[1]	$34.99	$0.19	$2.40	$2.59	$—	$—
Year Ended 12/31/13	26.09	0.02	9.88	9.90	(0.14)	(0.86)
Year Ended 12/31/12	23.19	0.43	2.84	3.27	(0.37)	—
Year Ended 12/31/11	26.01	(0.02)	(2.80)	(2.82)	—	—
Year Ended 12/31/10	20.66	(0.05)	5.40	5.35	—	—
Year Ended 12/31/09	14.93	0.08	5.69	5.77	(0.04)	—

See notes to Financial Highlights on pages 54–55.

48	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$37.30	7.31%	$619,315	1.29%	1.34%	0.83%	0.78%	29%
(0.92)	34.76	37.68%	642,364	1.28%	1.35%	(0.17)%	(0.24)%	48%
(0.29)	25.93	13.83%	584,056	1.28%	1.37%	0.94%	0.85%	58%
—	23.04	(11.08)%	805,042	1.28%	1.31%	(0.35)%	(0.38)%	40%
—	25.91	25.47%	1,484,732	1.28%	1.38%	(0.49)%	(0.59)%	51%
(0.04)	20.65	38.01%	1,641,551	1.41%	1.45%	(0.02)%	(0.06)%	63%

$—	$35.77	6.87%	$31,802	2.04%	2.10%	0.04%	(0.02)%	29%
(0.86)	33.47	36.69%	30,534	2.03%	2.11%	(0.92)%	(1.00)%	48%
(0.12)	25.13	12.98%	25,402	2.03%	2.11%	0.28%	0.20%	58%
—	22.35	(11.76)%	27,851	2.03%	2.10%	(1.07)%	(1.14)%	40%
—	25.33	24.59%	31,447	2.03%	2.09%	(1.23)%	(1.29)%	51%
(0.04)	20.33	37.07%	19,890	2.10%	2.14%	(0.77)%	(0.81)%	63%

$—	$36.57	7.09%	$4,452	1.68%	1.72%	0.40%	0.36%	29%
(0.86)	34.15	37.16%	3,948	1.68%	1.70%	(0.55)%	(0.57)%	48%
(0.23)	25.54	13.38%	4,116	1.68%	1.74%	0.71%	0.65%	58%
—	22.73	(11.42)%	3,184	1.68%	1.81%	(0.71)%	(0.84)%	40%
—	25.66	24.99%	3,298	1.68%	1.77%	(0.87)%	(0.96)%	51%
(0.04)	20.53	37.58%	1,940	1.77%	1.82%	(0.39)%	(0.44)%	63%

$—	$37.58	7.40%	$677,023	1.04%	1.11%	1.03%	0.96%	29%
(1.00)	34.99	38.05%	643,582	1.03%	1.14%	0.08%	(0.03)%	48%
(0.37)	26.09	14.12%	469,314	1.03%	1.12%	1.23%	1.14%	58%
—	23.19	(10.84)%	613,636	1.03%	1.14%	(0.06)%	(0.17)%	40%
—	26.01	25.90%	566,518	0.95%	0.95%	(0.17)%	(0.17)%	51%
(0.04)	20.66	38.63%	109,121	0.99%	1.01%	(0.39)%	(0.37)%	63%

See notes to Financial Highlights on pages 54–55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	49

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Large Cap Alpha Fund
Class A
Six Months Ended 6/30/14[1]	$59.06	$0.18	[4]	$4.03	$4.21	$—	$—	$—
Year Ended 12/31/13	43.95	0.45	[4]	16.28	16.73	(0.47)	(1.15)	(1.62)
Year Ended 12/31/12	38.48	0.67	[4]	5.58	6.25	(0.78)	—	(0.78)
Year Ended 12/31/11	42.51	0.24	[4]	(4.09)	(3.85)	(0.23)	—	(0.23)
Year Ended 12/31/10	37.04	0.12	[4]	6.03	6.15	(0.68)	—	(0.68)
Year Ended 12/31/09	29.70	0.36		7.02	7.38	(0.05)	—	(0.05)

Class C
Six Months Ended 6/30/14[1]	$54.43	$(0.06)[4]		$3.70	$3.64	$—	$—	$—
Year Ended 12/31/13	40.66	0.02	[4]	15.01	15.03	(0.11)	(1.15)	(1.26)
Year Ended 12/31/12	35.63	0.30	[4]	5.17	5.47	(0.44)	—	(0.44)
Year Ended 12/31/11	39.44	(0.08)[4]		(3.78)	(3.86)	—	—	—
Year Ended 12/31/10	34.57	(0.15)[4]		5.59	5.44	(0.57)	—	(0.57)
Year Ended 12/31/09	27.93	0.18		6.50	6.68	(0.05)	—	(0.05)

Class K
Six Months Ended 6/30/14[1]	$58.97	$0.06	[4]	$4.02	$4.08	$—	$—	$—
Year Ended 12/31/13	43.88	0.25	[4]	16.23	16.48	(0.24)	(1.15)	(1.39)
Year Ended 12/31/12	38.42	0.53	[4]	5.55	6.08	(0.62)	—	(0.62)
Year Ended 12/31/11	42.35	0.06	[4]	(4.04)	(3.98)	—	—	—
Year Ended 12/31/10	36.94	(0.01)[4]		5.99	5.98	(0.57)	—	(0.57)
Year Ended 12/31/09	29.75	0.14		7.09	7.23	(0.05)	—	(0.05)

Class Y
Six Months Ended 6/30/14[1]	$58.92	$0.25	[4]	$4.02	$4.27	$—	$—	$—
Year Ended 12/31/13	43.83	0.59	[4]	16.27	16.86	(0.62)	(1.15)	(1.77)
Year Ended 12/31/12	38.38	0.77	[4]	5.59	6.36	(0.91)	—	(0.91)
Year Ended 12/31/11	42.46	0.38	[4]	(4.12)	(3.74)	(0.39)	—	(0.39)
Year Ended 12/31/10	37.00	0.25	[4]	6.03	6.28	(0.82)	—	(0.82)
Year Ended 12/31/09	29.62	0.31		7.11	7.42	(0.05)	—	(0.05)

See notes to Financial Highlights on pages 54–55.

50	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$63.27	7.13%	$633,427	0.91%	0.91%	0.62%	0.62%	19%
—	59.06	38.17%	618,893	0.92%	0.92%	0.86%	0.86%	48%
—	43.95	16.26%	491,082	0.98%	0.98%	1.59%	1.59%	51%
0.05	38.48	(8.92)%[5]	485,820	0.92%	0.92%	0.58%	0.58%	41%
—	42.51	16.63%	734,834	0.95%	0.96%	0.31%	0.30%	50%
0.01	37.04	24.89%[5]	698,280	0.93%	1.04%	0.98%	0.87%	145%

$—	$58.07	6.69%	$35,219	1.73%	1.73%	(0.21)%	(0.21)%	19%
—	54.43	37.06%	34,506	1.74%	1.74%	0.04%	0.04%	48%
—	40.66	15.37%	23,824	1.75%	1.75%	0.78%	0.78%	51%
0.05	35.63	(9.66)%[5]	27,323	1.69%	1.69%	(0.22)%	(0.22)%	41%
—	39.44	15.76%	48,829	1.70%	1.70%	(0.42)%	(0.42)%	50%
0.01	34.57	23.97%[5]	38,885	1.77%	1.77%	0.06%	0.06%	145%

$—	$63.05	6.92%	$17,074	1.32%	1.32%	0.20%	0.20%	19%
—	58.97	37.66%	16,785	1.31%	1.31%	0.48%	0.48%	48%
—	43.88	15.84%	13,911	1.33%	1.33%	1.26%	1.26%	51%
0.05	38.42	(9.28)%[5]	13,667	1.33%	1.33%	0.13%	0.13%	41%
—	42.35	16.21%	28,458	1.30%	1.33%	(0.02)%	(0.05)%	50%
0.01	36.94	24.35%[5]	22,179	1.28%	1.40%	0.52%	0.40%	145%

$—	$63.19	7.25%	$178,428	0.68%	0.68%	0.85%	0.85%	19%
—	58.92	38.58%	175,475	0.65%	0.65%	1.13%	1.13%	48%
—	43.83	16.58%	134,114	0.69%	0.69%	1.84%	1.84%	51%
0.05	38.38	(8.65)%[5]	144,642	0.63%	0.63%	0.98%	0.98%	41%
—	42.46	17.01%	22,250	0.63%	0.63%	0.65%	0.65%	50%
0.01	37.00	25.10%[5]	3,239	0.76%	0.76%	1.12%	1.12%	145%

See notes to Financial Highlights on pages 54–55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	51

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Investors Fund

Class A
Six Months Ended 6/30/14[1]	$13.02	$0.09 [4]	$0.99	$1.08	$—	$—
Year Ended 12/31/13	8.96	(0.02)[4]	4.14	4.12	— [6]	(0.06)
Year Ended 12/31/12	7.48	0.12 [4]	1.48	1.60	(0.12)	—
Year Ended 12/31/11	7.88	(0.01)[4]	(0.39)	(0.40)	—	—
Year Ended 12/31/10	6.31	(0.01)[4]	1.58	1.57	—	—
Year Ended 12/31/09	4.17	(0.08)	2.22	2.14	—	—

Class C
Six Months Ended 6/30/14[1]	$12.40	$0.02 [4]	$0.96	$0.98	$—	$—
Year Ended 12/31/13	8.60	(0.11)[4]	3.97	3.86	— [6]	(0.06)
Year Ended 12/31/12	7.16	0.05 [4]	1.42	1.47	(0.03)	—
Year Ended 12/31/11	7.60	(0.06)[4]	(0.38)	(0.44)	—	—
Year Ended 12/31/10	6.09	(0.03)[4]	1.54	1.51	—	—
Year Ended 12/31/09	4.21	(0.22)	2.10	1.88	—	—

Class K
Six Months Ended 6/30/14[1]	$12.43	$0.06 [4]	$0.94	$1.00	$—	$—
Year Ended 12/31/13	8.59	(0.07)[4]	3.97	3.90	— [6]	(0.06)
Year Ended 12/31/12	7.16	0.09 [4]	1.42	1.51	(0.08)	—
Year Ended 12/31/11	7.57	(0.03)[4]	(0.38)	(0.41)	—	—
Year Ended 12/31/10	6.07	(0.01)[4]	1.51	1.50	—	—
Year Ended 12/31/09	4.06	(0.11)	2.12	2.01	—	—

Class Y
Six Months Ended 6/30/14[1]	$13.12	$0.13 [4]	$0.98	$1.11	$—	$—
Year Ended 12/31/13	9.01	0.01 [4]	4.17	4.18	(0.01)	(0.06)
Year Ended 12/31/12	7.52	0.11 [4]	1.53	1.64	(0.15)	—
Year Ended 12/31/11	7.92	— [4,6]	(0.40)	(0.40)	—	—
Year Ended 12/31/10	6.35	(0.01)[4]	1.58	1.57	—	—
Year Ended 12/31/09	4.18	(0.14)	2.31	2.17	—	—

See notes to Financial Highlights on pages 54–55.

52	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets[3]	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$—	$14.10	8.29%	$89,809	1.31%	1.44%	1.35%	1.22%	43%
(0.06)	13.02	46.04%	35,159	1.30%	1.89%	(0.23)%	(0.82)%	128%
(0.12)	8.96	21.46%	12,183	1.30%	2.28%	1.42%	0.44%	97%
—	7.48	(5.08)%	11,715	1.22%	2.07%	(0.11)%	(0.96)%	55%
—	7.88	24.88%	13,004	1.05%	2.18%	(0.18)%	(1.31)%	62%
—	6.31	51.32%	10,696	2.22%	2.34%	(1.44)%	(1.56)%	84%

$—	$13.38	7.90%	$25,819	2.06%	2.19%	0.34%	0.21%	43%
(0.06)	12.40	44.94%	6,473	2.05%	2.66%	(0.99)%	(1.59)%	128%
(0.03)	8.60	20.59%	588	2.05%	3.31%	0.62%	(0.64)%	97%
—	7.16	(5.79)%	642	1.87%	2.99%	(0.75)%	(1.87)%	55%
—	7.60	24.79%	548	1.34%	3.57%	(0.43)%	(2.66)%	62%
—	6.09	44.66%	139	4.57%	5.15%	(3.83)%	(4.41)%	84%

$—	$13.43	8.05%	$1,816	1.81%	1.97%	0.96%	0.80%	43%
(0.06)	12.43	45.46%	628	1.70%	2.56%	(0.66)%	(1.51)%	128%
(0.08)	8.59	21.04%	211	1.70%	3.22%	1.17%	(0.35)%	97%
—	7.16	(5.42)%	151	1.52%	2.65%	(0.40)%	(1.53)%	55%
—	7.57	24.71%	133	1.05%	2.83%	(0.16)%	(1.94)%	62%
—	6.07	49.51%	97	3.46%	3.90%	(2.70)%	(3.14)%	84%

$—	$14.23	8.46%	$133,729	1.05%	1.12%	1.99%	1.92%	43%
(0.07)	13.12	46.45%	71,743	1.05%	1.44%	0.04%	(0.34)%	128%
(0.15)	9.01	21.86%	2,382	1.05%	1.91%	1.38%	0.52%	97%
—	7.52	(5.05)%	2,954	1.05%	1.72%	0.05%	(0.62)%	55%
—	7.92	24.72%	3,778	1.05%	1.80%	(0.17)%	(0.92)%	62%
—	6.35	51.91%	2,519	1.94%	2.04%	(1.16)%	(1.26)%	84%

See notes to Financial Highlights on pages 54–55.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	53

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Global Natural Resources Fund
Class A
Six Months Ended 6/30/14[1]	$35.02	$(0.02)[4]	$3.68	$3.66	$—	$—
Year Ended 12/31/13	36.60	(0.07)[4]	(0.20)	(0.27)	—	(1.31)
Year Ended 12/31/12	34.60	(0.10)[4]	2.21	2.11	—	(0.11)
Year Ended 12/31/11	37.58	(0.15)[4]	(2.60)	(2.75)	—	(0.23)
Year Ended 12/31/10	29.94	(0.14)[4]	7.78	7.64	—	—
Year Ended 12/31/09	20.05	(0.04)	9.93	9.89	—	—
Class C
Six Months Ended 6/30/14[1]	$33.14	$(0.16)[4]	$3.48	$3.32	$—	$—
Year Ended 12/31/13	34.98	(0.34)[4]	(0.19)	(0.53)	—	(1.31)
Year Ended 12/31/12	33.30	(0.33)[4]	2.12	1.79	—	(0.11)
Year Ended 12/31/11	36.45	(0.40)[4]	(2.52)	(2.92)	—	(0.23)
Year Ended 12/31/10	29.26	(0.38)[4]	7.57	7.19	—	—
Year Ended 12/31/09	19.75	0.06	9.45	9.51	—	—
Class K
Six Months Ended 6/30/14[1]	$33.86	$(0.09)[4]	$3.56	$3.47	$—	$—
Year Ended 12/31/13	35.57	(0.18)[4]	(0.22)	(0.40)	—	(1.31)
Year Ended 12/31/12	33.74	(0.22)[4]	2.16	1.94	—	(0.11)
Year Ended 12/31/11	36.81	(0.30)[4]	(2.54)	(2.84)	—	(0.23)
Year Ended 12/31/10	29.46	(0.28)[4]	7.63	7.35	—	—
Year Ended 12/31/09	19.84	(0.05)	9.67	9.62	—	—
Class Y
Six Months Ended 6/30/14[1]	$35.76	$0.04[4]	$3.76	$3.80	$—	$—
Year Ended 12/31/13	37.23	0.06[4]	(0.22)	(0.16)	—	(1.31)
Year Ended 12/31/12	35.10	0.04[4]	2.25	2.29	(0.05)	(0.11)
Year Ended 12/31/11	38.00	(0.01)[4]	(2.66)	(2.67)	—	(0.23)
Year Ended 12/31/10	30.17	(0.02)[4]	7.85	7.83	—	—
Year Ended 12/31/09	20.14	(0.05)	10.08	10.03	—	—

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[3]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

54	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$38.68	10.45%	$1,235,073	1.46%	1.48%	(0.13)%	(0.15)%	12%
(1.31)	35.02	(0.60)%	1,254,213	1.43%	1.46%	(0.18)%	(0.21)%	39%
(0.11)	36.60	6.10%	1,561,862	1.45%	1.52%	(0.27)%	(0.34)%	36%
(0.23)	34.60	(7.31)%	1,397,688	1.45%	1.48%	(0.41)%	(0.44)%	25%
—	37.58	25.52%	1,341,020	1.45%	1.47%	(0.44)%	(0.46)%	27%
—	29.94	49.33%	998,909	1.46%	1.50%	(0.10)%	(0.14)%	34%

$—	$36.46	10.02%	$123,344	2.24%	2.25%	(0.91)%	(0.92)%	12%
(1.31)	33.14	(1.37)%	128,948	2.21%	2.24%	(0.95)%	(0.98)%	39%
(0.11)	34.98	5.38%	147,154	2.14%	2.21%	(0.96)%	(1.03)%	36%
(0.23)	33.30	(8.01)%	105,206	2.18%	2.21%	(1.11)%	(1.14)%	25%
—	36.45	24.57%	57,883	2.23%	2.25%	(1.23)%	(1.25)%	27%
—	29.26	48.15%	13,467	2.27%	2.29%	(0.99)%	(1.01)%	34%

$—	$37.33	10.25%	$8,151	1.83%	1.84%	(0.49)%	(0.50)%	12%
(1.31)	33.86	(0.98)%	7,596	1.79%	1.82%	(0.51)%	(0.54)%	39%
(0.11)	35.57	5.75%	8,892	1.80%	1.87%	(0.64)%	(0.71)%	36%
(0.23)	33.74	(7.71)%	5,439	1.87%	1.90%	(0.83)%	(0.86)%	25%
—	36.81	24.95%	5,542	1.90%	1.92%	(0.89)%	(0.91)%	27%
—	29.46	48.49%	2,685	2.02%	2.05%	(0.70)%	(0.73)%	34%

$—	$39.56	10.63%	$3,841,752	1.13%	1.14%	0.21%	0.20%	12%
(1.31)	35.76	(0.29)%	3,396,743	1.12%	1.15%	0.14%	0.11%	39%
(0.16)	37.23	6.52%	2,422,758	1.06%	1.13%	0.12%	0.05%	36%
(0.23)	35.10	(7.02)%	1,581,690	1.12%	1.15%	(0.03)%	(0.06)%	25%
—	38.00	25.95%	613,662	1.11%	1.13%	(0.08)%	(0.10)%	27%
—	30.17	49.80%	130,968	1.10%	1.12%	0.19%	0.17%	34%
[4]	Calculated based on the average shares outstanding during the period.

[5]

Without the effect of the increase from the regulatory settlements, the total returns would have been for RS Large Cap Alpha Fund for 2011 (9.05)%, (9.78)%, (9.42)% and (8.79)%; for 2009 24.86%, 23.93%, 24.32% and 25.10% for Class A, Class C, Class K and Class Y, respectively.

[6]	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	55

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2014 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to five series offered by the Trust: RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund and RS Global Natural Resources Fund (each a “Fund,” collectively the “Funds”). All of the Funds are diversified funds, other than RS Investors Fund, which is a non-diversified fund. The financial statements for the other remaining series of the Trust are presented in separate reports.

RS Partners Fund offers Class A, K and Y shares. RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund and RS Global Natural Resources Fund offer Class A, C, K and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and ask prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates at the close of the New York Stock Exchange (“NYSE”).

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, if there has been a movement in the U.S. markets that exceeds a specified threshold, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2014, the Funds had no securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. For the six months ended June 30, 2014, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2014, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2014, the Funds did not incur any such interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state authorities for tax years before 2009.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

f. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

g. Distributions to Shareholders Each Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

h. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Partners Fund	1.00%
RS Value Fund	0.85%
RS Large Cap Alpha Fund	0.50%
RS Investors Fund	1.00%
RS Global Natural Resources Fund	1.00%

On June 1, 2014, SailingStone Capital Partners LLC (“SailingStone”) began serving as sub-adviser to RS Global Natural Resources Fund, and in that capacity is responsible for the day-to-day portfolio management of the Fund subject to the oversight of the Board of Trustees of the Trust and RS Investments. SailingStone was recently organized by individuals who were, through May 31, 2014, members of the Fund’s portfolio management team at RS Investments responsible for the day-to-day management of the Fund. RS Investments pays sub-advisory fees to SailingStone out of the investment advisory fees RS Investments receives from the Fund.
Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect from May 1, 2014, through April 30, 2015, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses [e.g., brokerage commissions], and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A	Class C	Class K	Class Y
RS Partners Fund	1.45%	N/A	1.81%	1.12%
RS Value Fund	1.30%	2.07%	1.69%	1.06%
RS Investors Fund	1.33%	2.07%	1.95%	1.05%
RS Global Natural Resources Fund	1.48%	2.28%	1.86%	1.15%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The expense limitations in effect for RS Value Fund and RS Investors Fund from January 1, 2014, through April 30, 2014, were at the following rates:

Fund	Expense Limitation
	Class A	Class C	Class K	Class Y
RS Value Fund	1.28%	2.03%	1.68%	1.03%
RS Investors Fund	1.30%	2.05%	1.70%	1.05%

Expense limitations were imposed pursuant to a written agreement between RS Investments and the Trust in effect from January 1, 2014, through April 30, 2014, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses [e.g., brokerage commissions], and extraordinary expenses) for Class A or Y shares to the rates shown in the table below and to limit the total annual fund operating expenses of each of the other classes of the Fund so that each of those classes benefits from a level of fee waiver and/or expense reimbursement (as expressed in basis points) that is the same as the level of fee waiver and/or expense reimbursement for Class A or Y shares during the period.

Fund	Expense Limitation
RS Partners Fund, Class A	1.45%
RS Large Cap Alpha Fund, Class A	0.99%
RS Global Natural Resources Fund, Class Y	1.12%

RS Investments and GIS do not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. Prior to June 1, 2014, GIS served as the principal underwriter for shares of the Funds. For the six months ended June 30, 2014, RSFD and GIS received distribution fees as follows:

Fund		Annual Rate	Distribution Fees Received by RSFD	Distribution Fees Received by GIS
RS Partners Fund	Class A	0.25%	$258,431	$1,320,649
	Class K	0.65%	2,581	12,939
	Class Y	0.00%	—	—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund		Annual Rate	Distribution Fees Received by RSFD	Distribution Fees Received by GIS
RS Value Fund	Class A	0.25%	$126,235	$637,990
	Class C	1.00%	25,782	125,380
	Class K	0.65%	2,343	10,684
	Class Y	0.00%	—	—
RS Large Cap Alpha Fund	Class A	0.25%	$129,464	$633,446
	Class C	1.00%	29,054	142,820
	Class K	0.65%	9,022	44,002
	Class Y	0.00%	—	—
RS Investors Fund	Class A	0.25%	$17,523	$57,502
	Class C	1.00%	19,418	53,514
	Class K	0.65%	909	2,354
	Class Y	0.00%	—	—
RS Global Natural Resources Fund	Class A	0.25%	$252,772	$1,259,514
	Class C	1.00%	101,652	518,683
	Class K	0.65%	4,297	20,831
	Class Y	0.00%	—	—

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts are included in the Statement of Operations under the caption “Transfer agent fees.”

Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2014, PAS informed the Trust it received $885,200 directly or indirectly from RSFD and GIS as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

For the six months ended June 30, 2014, aggregate front-end sales charges for the sale of Class A shares paid to RSFD and GIS were as follows:

Fund	Sales Charges Received by RSFD	Sales Charges Received by GIS
RS Partners Fund	$295	$3,793
RS Value Fund	1,062	8,030
RS Large Cap Alpha Fund	1,908	12,621
RS Investors Fund	6,486	26,670
RS Global Natural Resources Fund	398	6,370

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RSFD and GIS are entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. For the six months ended June 30, 2014, RSFD and GIS received CDSL charges as follows:

Fund	CDSL Received by RSFD	CDSL Received by GIS
RS Partners Fund	$—	$1
RS Value Fund	—	1,307
RS Large Cap Alpha Fund	—	1,896
RS Investors Fund	—	31,574
RS Global Natural Resources Fund	—	18,174

d. Affiliated Issuers If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the six months ended June 30, 2014, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
RS Partners Fund	eHealth, Inc.	588,585	473,287	58,432	1,003,440	$—	$38,100,617
	FTD Cos., Inc.	983,583	407,058	83,800	1,306,841	—	41,544,475
	Integrated Device Technology, Inc.	7,779,713	—	6,837,576	942,137	—	*
							$79,645,092
RS Global Natural Resources Fund	Compass Minerals International, Inc.	1,788,565	—	—	1,788,565	$2,146,278	$171,237,213
	HudBay Minerals, Inc.	9,888,981	—	—	9,888,981	75,512	91,868,633
	Iluka Resources Ltd.	23,032,815	2,349,648	—	25,382,463	822,963	194,586,549
	Mineral Resources Ltd.	14,185,372	2,374,448	—	16,559,820	3,846,435	149,748,585
	Ophir Energy PLC	29,593,197	6,964,088	—	36,557,285	—	137,828,779
	Painted Pony Petroleum Ltd.	5,889,790	—	—	5,889,790	—	75,343,830
	Rosetta Resources, Inc.	3,259,984	440,907	—	3,700,891	—	202,993,871
	Salamander Energy PLC	23,989,659	—	—	23,989,659	—	57,478,257
	Sociedad Quimica y Minera de Chile S.A., ADR	9,878,268	10,700	—	9,888,968	1,030,698	289,845,652
	Taseko Mines Ltd.	23,460,435	—	—	23,460,435	—	58,651,088
							$1,429,582,457
*	Issuer was not an affiliated issuer at end of period.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2013, which is the most recently completed tax year, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains
RS Partners Fund	$100,232,158	$163,578,158
RS Value Fund	3,593,012	31,650,336
RS Large Cap Alpha Fund	6,749,508	16,301,323
RS Investors Fund	56,448	523,820
RS Global Natural Resources Fund	44,273,138	127,092,409

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2013, the Funds made the following reclassifications of permanent book and tax basis differences:

Fund	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
RS Partners Fund	$(39,069)	$5,852,886	$(5,813,817)
RS Value Fund	(4,732,061)	4,461,912	270,149
RS Large Cap Alpha Fund	—	(7,688)	7,688
RS Investors Fund	(113,717)	111,476	2,241
RS Global Natural Resources Fund	—	(1,010,050)	1,010,050

The tax basis of distributable earnings as of December 31, 2013, was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
RS Partners Fund	$24,173,140	$38,991,486
RS Value Fund	—	27,375,871
RS Large Cap Alpha Fund	—	6,809,226
RS Investors Fund	—	197,442
RS Global Natural Resources Fund	6,166,094	147,540,728

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2013, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS Value Fund	$128,237,521
RS Large Cap Alpha Fund	79,304,409
RS Investors Fund	4,359,019

See the chart below for capital loss carryovers available to the Funds at December 31, 2013.

	- Expiring -
Fund	2016	Total
RS Large Cap Alpha Fund	$6,563,778	$6,563,778

In determining their taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the Funds elected to defer net capital and currency losses as follows:

Fund	Deferred Net Capital Losses
RS Partners Fund	$28,303
RS Large Cap Alpha Fund	4,248
RS Investors Fund	1,761

b. Tax Basis of Investments The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at June 30, 2014, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,672,923,464	$490,831,924	$518,937,171	$(28,105,247)
RS Value Fund	1,038,229,661	298,869,737	313,733,449	(14,863,712)
RS Large Cap Alpha Fund	663,852,105	190,980,365	198,648,233	(7,667,868)
RS Investors Fund	233,208,777	16,361,425	18,896,139	(2,534,714)
RS Global Natural Resources Fund	4,779,362,695	444,017,380	818,597,226	(374,579,846)

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Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

RS Partners Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,902,713	$76,042,514	4,920,082	$186,781,456
Shares reinvested	—	—	3,849,057	150,652,098
Shares redeemed	(4,767,674)	(190,514,482)	(11,075,633)	(412,851,322)

Net decrease	(2,864,961)	$(114,471,968)	(2,306,494)	$(75,417,768)

Class K
Shares sold	7,836	$302,455	22,764	$830,010
Shares reinvested	—	—	15,587	590,584
Shares redeemed	(12,508)	(481,074)	(32,710)	(1,220,553)

Net increase/(decrease)	(4,672)	$(178,619)	5,641	$200,041

Class Y
Shares sold	2,483,007	$101,431,254	7,081,065	$276,739,818
Shares reinvested	—	—	2,646,837	105,555,862
Shares redeemed	(5,271,196)[1]	(214,684,925)[1]	(5,115,986)	(196,013,915)

Net increase/(decrease)	(2,788,189)	$(113,253,671)	4,611,916	$186,281,765

[1]	Includes in-kind redemptions of 2,954,297 shares amounting to $120,417,164 (see Note 7).

RS Value Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	550,156	$19,373,550	2,708,920	$80,650,680
Shares reinvested	—	—	472,755	15,983,853
Shares redeemed	(2,422,780)	(85,466,943)	(7,230,385)	(222,546,043)

Net decrease	(1,872,624)	$(66,093,393)	(4,048,710)	$(125,911,510)

Class C
Shares sold	69,492	$2,354,357	95,107	$2,867,668
Shares reinvested	—	—	21,267	692,433
Shares redeemed	(92,812)	(3,120,090)	(214,874)	(6,371,390)

Net decrease	(23,320)	$(765,733)	(98,500)	$(2,811,289)

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RS Value Fund — continued

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class K
Shares sold	17,937	$615,187	33,353	$1,017,390
Shares reinvested	—	—	2,944	97,800
Shares redeemed	(11,781)	(404,798)	(81,856)	(2,509,849)

Net increase/(decrease)	6,156	$210,389	(45,559)	$(1,394,659)

Class Y
Shares sold	1,961,818	$69,541,790	6,808,668	$216,628,226
Shares reinvested	—	—	508,683	17,310,485
Shares redeemed	(2,341,756)	(83,711,114)	(6,913,551)	(214,062,278)

Net increase/(decrease)	(379,938)	$(14,169,324)	403,800	$19,876,433

RS Large Cap Alpha Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	258,465	$15,425,810	770,222	$39,863,641
Shares reinvested	—	—	279,779	16,087,204
Shares redeemed	(726,089)	(43,522,421)	(1,746,067)	(91,479,380)

Net decrease	(467,624)	$(28,096,611)	(696,066)	$(35,528,535)

Class C
Shares sold	42,670	$2,359,392	118,542	$5,844,907
Shares reinvested	—	—	11,716	621,052
Shares redeemed	(70,152)	(3,895,683)	(82,261)	(3,960,342)

Net increase/(decrease)	(27,482)	$(1,536,291)	47,997	$2,505,617

Class K
Shares sold	27,253	$1,630,050	90,115	$4,631,831
Shares reinvested	—	—	7,078	406,427
Shares redeemed	(41,064)	(2,446,691)	(129,586)	(6,911,987)

Net decrease	(13,811)	$(816,641)	(32,393)	$(1,873,729)

Class Y
Shares sold	170,569	$10,204,970	606,115	$31,534,220
Shares reinvested	—	—	88,694	5,088,372
Shares redeemed	(325,227)	(19,572,650)	(776,288)	(41,374,795)

Net decrease	(154,658)	$(9,367,680)	(81,479)	$(4,752,203)

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Transactions in Capital Shares (continued)

RS Investors Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,624,150	$61,443,951	2,138,974	$25,576,182
Shares reinvested	—	—	10,883	137,449
Shares redeemed	(954,988)	(12,644,839)	(809,323)	(9,290,055)

Net increase	3,669,162	$48,799,112	1,340,534	$16,423,576

Class C
Shares sold	1,435,112	$18,208,367	476,299	$5,415,512
Shares reinvested	—	—	1,806	21,734
Shares redeemed	(27,307)	(343,159)	(24,383)	(253,293)

Net increase	1,407,805	$17,865,208	453,722	$5,183,953

Class K
Shares sold	86,282	$1,104,264	36,992	$393,733
Shares reinvested	—	—	255	3,068
Shares redeemed	(1,593)	(20,497)	(11,335)	(122,380)

Net increase	84,689	$1,083,767	25,912	$274,421

Class Y
Shares sold	4,672,149	$62,816,121	5,472,888	$68,277,721
Shares reinvested	—	—	30,053	382,575
Shares redeemed	(740,866)	(9,985,366)	(300,155)	(3,329,085)

Net increase	3,931,283	$52,830,755	5,202,786	$65,331,211

RS Global Natural Resources Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,287,363	$83,677,346	11,551,050	$430,041,427
Shares reinvested	—	—	1,286,043	43,391,080
Shares redeemed	(6,166,784)	(223,090,936)	(19,693,027)	(731,678,879)

Net decrease	(3,879,421)	$(139,413,590)	(6,855,934)	$(258,246,372)

Class C
Shares sold	121,936	$4,201,996	927,207	$33,078,644
Shares reinvested	—	—	126,597	4,042,266
Shares redeemed	(629,834)	(21,698,571)	(1,369,068)	(47,815,297)

Net decrease	(507,898)	$(17,496,575)	(315,264)	$(10,694,387)

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RS Global Natural Resources Fund — continued

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class K
Shares sold	25,454	$899,874	76,086	$2,744,077
Shares reinvested	—	—	7,800	254,440
Shares redeemed	(31,425)	(1,101,520)	(109,577)	(3,976,650)

Net decrease	(5,971)	$(201,646)	(25,691)	$(978,133)

Class Y
Shares sold	14,960,253	$556,217,183	58,005,308	$2,182,990,300
Shares reinvested	—	—	3,088,052	106,383,380
Shares redeemed	(12,832,060)	(475,827,451)	(31,184,903)	(1,165,907,515)

Net increase	2,128,193	$80,389,732	29,908,457	$1,123,466,165

b. Shareholder Concentration As of June 30, 2014, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders	Percentage of Net Assets
RS Partners Fund	3	53.56%
RS Value Fund	4	65.20%
RS Large Cap Alpha Fund	2	24.32%
RS Investors Fund	6	64.85%
RS Global Natural Resources Fund	3	46.21%

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended June 30, 2014, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
RS Partners Fund	$600,736,456	$671,679,411	*
RS Value Fund	368,670,615	389,010,316
RS Large Cap Alpha Fund	154,910,203	201,440,707
RS Investors Fund	187,826,716	71,254,242
RS Global Natural Resources Fund	570,405,939	632,048,965
*	Excludes in-kind redemptions (see Note 7).

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic

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developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, share in a $400 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. For the six months ended June 30, 2014, the Funds did not borrow from the facility.

Note 7 In-Kind Redemptions

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Funds recognize a gain on an in-kind redemption to the extent the values of the distributed securities exceed their costs; the Funds recognize a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from accumulated realized gain (loss) to paid-in capital. During the six months ended June 30, 2014, RS Partners Fund realized $38,277,220 of net capital gain attributable to an in-kind redemption.

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Note 8 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure.

Note 9 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Supplemental Information (unaudited)

Approval of the Investment Advisory Agreements for RS Investment Trust

The investment advisory agreements (the “Investment Advisory Agreements”) between the RS Funds (the “Funds”) and RS Investment Management Co. LLC (“RS Investments”) are subject to annual approval by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940) of each affected Fund, and (ii) the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of RS Investment Trust or RS Variable Products Trust (together, the “Trusts”) or RS Investments (the “Independent Trustees”). Each Investment Advisory Agreement is terminable with respect to a Fund by RS Investments, the applicable Trust, or a vote of a majority of the outstanding voting securities of the affected Fund, without penalty, on 60 days’ written notice and will terminate automatically in the event of its assignment.

The Investment Advisory Agreements also provide that RS Investments may, at its own expense, delegate certain of its responsibilities under the Investment Advisory Agreements to sub-advisers for the Funds, who would be required to furnish an investment program and make investment decisions for the Funds. The sub-advisory agreements (the “Sub-Advisory Agreements, and collectively with the Investment Advisory Agreements, the “Advisory Agreements”) between RS Investments and Guardian Investor Services LLC (“GIS”), the sub-adviser with respect to various Funds that employ certain fixed income strategies, are also subject to annual approval by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940) of each affected Fund, and (ii) the vote of a majority of the Independent Trustees.

The Trustees meet over the course of the year with investment advisory personnel from RS Investments and GIS, and regularly review detailed information regarding the investment program and performance of each Fund.

The Board of Trustees of the Trusts, including all the Independent Trustees, met in person on August 1, 2013, to consider the continuation of the Advisory Agreements for all of the Funds, for the one-year period commencing August 31, 2013. Before the Board meeting on August 1, the Independent Trustees met among themselves and with the Independent Trustees’ counsel several times to prepare for the meeting. The Trustees considered and reviewed the information they requested from RS Investments and confirmed their view that no further requests for information from RS Investments were necessary at that time and that RS Investments appeared to have provided complete responses to all of the Trustees’ information requests and questions in connection with their consideration of the annual continuation of the Advisory Agreements.

The Trustees were assisted in their review by the Chief Compliance Officer of the Trusts, who previously reviewed a preliminary copy of all of the information presented to the Trustees and, with the Independent Trustees’ counsel’s assistance, prepared a written report on the key factors for the Trustees to consider in determining whether to

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continue the Advisory Agreements. The Chief Compliance Officer concluded in the written report that the information that RS Investments had provided to the Trustees provided a reasonable basis for the Trustees to conclude that the advisory fees proposed in connection with the continuation of the Advisory Agreements were reasonable with respect to each Fund. The Independent Trustees took that report into consideration, along with the other information presented for their review, but did not regard it as conclusive or determinative.

The Trustees considered the nature, extent, and quality of the services provided and expected to be provided by RS Investments and GIS. In this regard, the Trustees took into account the experience of the Funds’ portfolio management teams and of RS Investments’ senior management, and the time and attention devoted by each to the Funds. The Trustees considered RS Investments’ significant responsibilities in monitoring the services provided by GIS and by other service providers such as the custodian, transfer agent, fund accountant and others.

The Trustees also considered that RS Investments had explained its view that the fees charged by RS Investments to the Funds reflect a number of factors, such as, for example, the generally high quality of the investment management teams at RS Investments, the research-intensive styles employed for various strategies, the high levels of compensation that are needed to retain the firm’s investment professionals and that are needed to fall within the ranges for compensation in this industry, and the alternative employment opportunities available to many of those professionals. The Trustees also noted that RS Investments had reported that, in the case of the Funds sub-advised by GIS, RS Investments had traditionally paid the majority, in most cases the large majority, of the advisory fees it received to GIS, but that an amendment to the Sub-Advisory Agreements, effective as of January 1, 2013, changed the allocation of the advisory fees for such sub-advised Funds to increase the portion of the advisory fees retained by RS Investments with respect to those Funds. The Trustees approved that re-allocation as requested by RS Investments based on its explanation that the new allocation would better reflect the current and expected respective responsibilities of RS Investments and GIS, as well as the commitment of The Guardian Life Insurance Company of America, RS Investments’ ultimate parent company, to supporting RS Investments as it grows and enhances its services.

The Trustees were assisted in their review by an independent consultant retained by the Independent Trustees. The Trustees reviewed information compiled by the independent consultant from the independent Morningstar organization showing a comparison of RS Investments’ advisory fee rate (which includes the sub-advisory fee paid to GIS for the sub-advised Funds) for each Fund compared to peer mutual funds having similar objectives and strategies, and within the same broad range of asset sizes. The Trustees were assisted in developing what they considered generally to be a representative group of comparable mutual funds, and in analyzing the resulting comparisons, by an analysis prepared by the independent consultant. The independent consultant’s report provided data showing RS Investments’ advisory fees generally to be within the range of comparable mutual funds, with a few exceptions analyzed in more depth by the Independent Trustees. The Trustees noted that certain of the Funds with advisory fees

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SUPPLEMENTAL INFORMATION (UNAUDITED)

at the higher end of the range were already subject to expense limitations on those Funds’ total expenses, and they planned to continue to monitor the relevant Funds. For those few Funds at the highest end of the range, the Independent Trustees considered supplemental information presented by RS Investments that management considered relevant in demonstrating the appropriateness of the advisory fees for those Funds, such as favorable performance, total expense levels, and whether the Fund is closed to new investors.

The Trustees reviewed information from the independent consultant’s report showing total expenses for the Funds in comparison to peer funds. The Trustees considered the total expense ratios of the Funds and the various components of those expenses. For the RS Floating Rate Fund, which was identified as having an advisory fee at the highest end of the range, the Trustees noted that RS Investments had agreed to competitive limitations on the Fund’s total expenses that resulted in total expenses below the peer group median, even with the recent increase to the maximum expense ratio. For the RS Global Natural Resources Fund, which was identified as having an advisory fee and total expenses within the most expensive quartile of its peer group, the Trustees noted that there would remain in place an expense limitation and that the Fund has enjoyed a strong long and near term relative performance record. For the RS Partners Fund, which was identified as having an advisory fee and total expenses within the most expensive quartile of its peer group, the Trustees noted that the Fund’s expense limitation was increased further (lowering the Fund’s net expenses) on May 1, 2013, and it has enjoyed a strong long and near term relative performance record. The Independent Trustees also noted that the RS Partners Fund is closed to new investors. The Trustees noted that the RS Small Cap Growth Fund has an advisory fee within the most expensive quartile of its peer group, but its expense limitation places it at the median of its peer group for total expenses based on the level stated in the prospectus.

The Trustees considered information provided by RS Investments as to the fees charged by RS Investments to clients other than the Funds, including institutional separate accounts. The information provided by RS Investments shows that those accounts generally pay a lower overall fee rate but that, in a number of cases, such an account pays fees at the same rate as the comparable Fund on assets up to a specified level, and then at lower rates on additional assets; in some cases, an account’s fee rate will be lower at all levels than that of the comparable Fund. The Trustees considered that RS Investments had reported that administrative, compliance, reporting, and other legal burdens of providing investment advice to mutual funds exceed those required to provide advisory services to non-mutual fund clients such as institutional accounts for retirement or pension plans. The Trustees also considered that RS Investments had explained that there are substantially greater legal and other responsibilities and risks to RS Investments in managing public mutual funds than in managing institutional private accounts, and that the services and resources required of RS Investments are substantially less than in the case of the Funds because many of the administrative and compliance responsibilities related to the management function are retained by the institutional account and its other service providers.

The Trustees reviewed performance information for each Fund for various periods. Their review included an examination of comparisons of the performance of the Funds to

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relevant securities indexes and various peer groups of mutual funds prepared by the independent consultant and based on data from Morningstar with respect to various periods, and relative rankings of the Funds compared to peer funds during various periods. The Trustees noted that in the reports presented to them no Fund appeared to have substantially lagged all peer mutual funds and indexes for all relevant periods, but that several Funds had experienced relatively low performance for multiple periods, including: (1) RS Emerging Markets Fund, which was ranked in the lowest quartile for the one and three-year periods and below the median for the five-year period, but above the median for the ten-year period; (2) RS High Income Municipal Bond Fund, which was ranked in the lowest quartile for the one and three-year periods, (3) RS Tax-Exempt Fund, which was ranked in the lowest quartile for the one and three-year periods, but near the top quartile for the five and ten-year periods; and (4) RS Value Fund, which was ranked in the lowest quartile for the three and five-year periods, but in the top quartile for the one-year and ten-year periods. The Trustees agreed to monitor closely the performance of these Funds, taking into consideration the following additional considerations: The RS Emerging Markets Fund had recently undergone a change in portfolio management responsibility, which would be followed closely by the Trustees. The Independent Trustees accepted management’s explanation that the RS High Income Municipal Bond Fund and the RS Tax-Exempt Fund have experienced underperformance largely related to the Funds’ generally higher credit quality and shorter duration portfolios than those of many of their peers, which management believes is prudent to avoid excessive risk. The Trustees noted that the RS Value Fund’s performance has improved substantially over the past year, reflecting, in part, management’s substantial efforts in that regard, with the one-year and year-to-date relative performance well into the top quartile. RS Investments has assured the Independent Trustees that performance of all the Funds, particularly those showing periods of below median results, remains a high priority for RS Investments, and that good success in improving the performance of certain Funds had been shown over the past year.

The Trustees reviewed financial information provided to them by RS Investments, showing the substantial costs to RS Investments of providing services to the Funds. The Trustees reviewed the information presented by RS Investments describing the basis for the allocation of RS Investments’ expenses in the cost analysis for the Funds and did not object to management’s view that the allocation methodology and resulting allocations were reasonable. The Trustees also considered RS Investments’ detailed profitability analysis with respect to each Fund for the year ended December 31, 2012, and for the three months ended March 31, 2013. RS Investments stated that it continued to invest in the business to maintain high quality services for the Funds. The Trustees also took into account management’s view that a comparable or higher profit margin relating to RS Investments’ services to the Funds compared to institutional separate accounts appeared justified by the higher risk and responsibilities associated with the mutual fund business. The Trustees also considered the information that had been provided to them regarding the profitability of GIS, as the sub-adviser to certain Funds. The Independent Trustees additionally reviewed pro forma profitability information intended to show the effect on profitability of the new allocation of advisory fees between RS Investments and GIS.

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The Trustees discussed with RS Investments whether economies of scale would likely be realized as the Funds grow and whether a reduction in the advisory fees paid by the Funds by means of breakpoints would be appropriate. The Independent Trustees noted information presented by the independent consultant that a majority of mutual funds within the applicable peer groups do not necessarily have advisory fee breakpoints, and that the popularity of breakpoints for mutual funds has declined somewhat because some groups recognize that an appropriately set limitation on overall expenses can be equally effective in sharing economies of scale and maintaining a competitive position for a mutual fund. The Independent Trustees also noted management’s discussion of the substantial resources devoted over the past year to additional portfolio management professionals and analysts, such as for the RS Emerging Markets Fund, as well as senior operational and legal professionals. For larger Funds such as the RS Global Natural Resources Fund, the RS Floating Rate Fund and the RS Partners Fund, the Trustees and RS Investments agreed that an appropriately structured total expense limitation can provide an acceptable sharing of economies of scale to substitute for a breakpoint in the advisory fee.

The Trustees considered the research and other similar services RS Investments receives from many of the broker-dealers with which it places the Funds’ (as well as other RS Investments clients’) portfolio transactions and from third parties with which these broker-dealers have arrangements. The Trustees considered the benefit to RS Investments and its affiliates from such services including that (1) the services are of value to RS Investments and its affiliates in advising RS Investments’ clients (including the Funds) and (2) RS Investments might otherwise be required to purchase some of these services for cash. On the basis of the information provided to the Trustees at the meeting and throughout the year, the Trustees concluded that the benefit to RS Investments of these “soft dollar” relationships did not appear unreasonable and that the Funds appeared to benefit from them.

The Trustees reviewed the detailed information provided to them regarding GIS, as the sub-adviser to various Funds, including information as to capabilities and experience of portfolio management personnel, certain financial and profitability information, information as to trading practices, and general information as to investment strategies and resources, compliance activities and resources, contingency planning, and various other areas. On the basis of that information, information provided to them throughout the year, and their periodic meetings with representatives of GIS, the Trustees determined that the services provided by GIS as the sub-adviser to certain Funds were generally acceptable.

The Trustees considered generally the nature and quality of the administrative services provided to the Funds by RS Investments and by GIS, including, among other things, their performance during the course of the preceding year and the responsiveness of senior management to the Trustees’ requests. The Trustees were generally satisfied with the administrative services currently being provided by the two firms.

After reviewing and considering all of the information described above, including the Chief Compliance Officer’s written report, the Trustees voted unanimously to approve the continuation of the various Advisory Agreements, including the advisory fees proposed in connection with that continuation, for the one-year period commencing August 31, 2013.

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Approval of the Sub-Advisory Agreement for RS Global Natural Resources Fund

The Board of Trustees of RS Investment Trust (the “Trust”), including all of the Independent Trustees, met in person on February 13, 2014 to consider the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) in respect of RS Global Natural Resources Fund (the “Fund”) for a two-year period commencing on its date of execution. Before the meeting, the Independent Trustees met among themselves and with independent counsel to prepare for the meeting. In determining to approve the Sub-Advisory Agreement, the Trustees considered and reviewed all of the information provided to them in connection with this matter by RS Investment Management Co. LLC (“RS Investments”) and SailingStone Capital Partners LLC (“SailingStone”) prior to and at their February 13, 2014 meeting. In all of their deliberations, the Independent Trustees were advised by independent counsel for the Independent Trustees.

The Trustees met with representatives of RS Investments and SailingStone, who discussed with the Trustees the capabilities of SailingStone. Those representatives also discussed with the Trustees their expectations as to the management and operations of the Fund by members of the “Global Natural Resources Team” (the “GNR Team”), which had been managing the day-to-day investment activities of the Fund, (i) as employees of RS Investments prior to the separation of the investment management business of the GNR Team from the investment management business of RS Investments (the “Separation”) and (ii) the continuing role of the GNR Team in the management of the Fund as employees and managers of SailingStone after the Separation. In this regard, the Trustees recognized the potential benefits to RS Investments of the continuous portfolio management services of the GNR Team before and SailingStone after the Separation.

The Trustees considered the terms of the Sub-Advisory Agreement. The Trustees also took into consideration other arrangements agreed to by RS Investments and SailingStone with respect to SailingStone’s services as sub-adviser to RS Investments.

The Trustees received and considered various data and information regarding the expected nature, extent, and quality of services to be provided to the Fund by SailingStone under the Sub-Advisory Agreement. This information included, among other things, information about the background and experience of the portfolio managers and other investment professionals at SailingStone, as well as the investment strategies that SailingStone would utilize as sub-adviser to the Fund. Specifically, the Trustees were advised that the investment strategies that SailingStone would utilize were expected to be the same as those that were being utilized by the GNR Team in providing advisory services to the Fund.

Because SailingStone would be led by the same portfolio managers and other investment professionals that were leading the GNR Team under RS Investments, the Trustees took into consideration information prepared by the independent Morningstar organization with respect to various periods, and the relative ranking of the Fund compared to various peer groups of mutual funds during those periods, which was originally provided to the Trustees in connection with the annual approval of the continuation of the investment advisory agreements between RS Investments and shareholders of all series of the Trust, including the Fund. The review included

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SUPPLEMENTAL INFORMATION (UNAUDITED)

comparisons of the performance of the Fund to relevant securities indices. The Trustees also noted that the Fund had enjoyed long-term favorable performance. The Trustees determined that because the investment professionals that were leading the GNR Team would continue to manage the Fund pursuant to the Sub-Advisory Agreement and no change was anticipated in the investment strategy or program of the Fund, the sub-advisory services to be provided by SailingStone, and the Fund’s prospects for satisfactory performance under the Sub-Advisory Agreement, appeared reasonable.

The Trustees considered the nature and extent of SailingStone’s compliance program, the qualifications of the firm’s compliance and financial personnel, and the legal and compliance resources otherwise available to the firm. They also considered information as to back-office and operational resources currently available to SailingStone and as to steps SailingStone was taking to ensure the availability to it of the full complement of resources necessary for SailingStone’s performance of its obligations to the Fund as of the date SailingStone would commence service as the Fund’s sub-adviser, and discussions with SailingStone regarding its internal control environment. The Trustees determined that the back-office and operational resources expected to be fully in place by the date SailingStone would commence service as the Fund’s sub-adviser appeared adequate to permit SailingStone to meet its obligations to the Fund, and determined in addition to meet with representatives of RS Investments and SailingStone before such date to obtain final confirmation of the nature and extent of those resources.

The Trustees also considered the sub-advisory fee rates payable by RS Investments to SailingStone for the sub-advisory services to be provided to the Fund. The Trustees considered that the investment advisory fee rate payable by the Fund to RS Investments would not change, and that the sub-advisory fees payable to SailingStone would be paid by RS Investments out of the investment advisory fees received by RS Investments for the Fund.

The Trustees noted that the sub-advisory fee rates payable by RS Investments under the Sub-Advisory Agreement contain breakpoints that reduce the sub-advisory fee rate on assets above specified levels. The Trustees considered statements by RS Investments and SailingStone that those sub-advisory fee breakpoints were proposed not in respect of economies of scale that the Fund might achieve, but rather to achieve an overall level of compensation for RS Investments and SailingStone at anticipated asset levels, using a fee structure that is consistent with other fee arrangements implemented by SailingStone.

The Trustees also considered preliminary estimates provided by SailingStone regarding its profitability and profit margins generally, but noted that the estimates were of limited utility in light of the fact that the firm was only just commencing operations. On the basis of these factors and considerations, the Trustees determined that the fee to be paid under the Sub-Advisory Agreement appeared reasonable and appropriate.

The Trustees also considered the resources RS Investments intended to devote to the oversight of SailingStone’s services to the Fund and steps RS Investments intended to take in the oversight process in light of SailingStone’s status as a recently organized investment advisory company, and concluded that these resources appeared to be appropriate.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

On the basis of these factors, the Board of Trustees of the Trust voted unanimously, including the unanimous vote of the Independent Trustees, to approve the Sub-Advisory Agreement, including the sub-advisory fees set forth in the Sub-Advisory Agreement, for a two-year period from its date of execution.

Meeting of Shareholders

A special meeting of the shareholders of RS Investment Trust (the “Trust”) was held on May 23, 2014. At the meeting, the shareholders of the Trust elected Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons, Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin, Jr., Gloria S. Nelund, and Matthew H. Scanlan as trustees of the Trust.

The shareholders of RS Global Natural Resources Fund approved a sub-advisory agreement between RS Investment Management Co. LLC and SailingStone Capital Partners LLC (“SailingStone”), pursuant to which SailingStone would serve as sub-adviser to RS Global Natural Resources Fund.

Proposal 1: Election of Trustees

Nominee	Votes For	Votes Against/ Withheld	Abstentions
Judson Bergman	550,801,232.965	9,280,122.985	0.000
Dennis M. Bushe	550,597,774.166	9,483,581.784	0.000
Margherita L. DiManni	550,787,370.938	9,293,985.012	0.000
Kenneth R. Fitzsimmons	550,425,719.024	9,655,636.926	0.000
Anne M. Goggin	550,954,630.766	9,126,725.184	0.000
Lawrence E. Harris	550,636,278.980	9,445,076.970	0.000
Christopher C. Melvin, Jr.	550,776,574.483	9,304,781.467	0.000
Gloria S. Nelund	550,067,457.888	9,013,898.888	0.000
Matthew H. Scanlan	550,564,139.160	9,517,216.790	0.000

Proposal 2: Approval of sub-advisory agreement (RS Global Natural Resources Fund)

Votes For	Votes Against/ Withheld	Broker Non-Votes	Abstentions
62,608,193.113	535,294.646	25,433,033.901	804,126.203

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at http://www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-766-3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

80	www.rsinvestments.com

One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	EB 015096 (06/14)

RS FIXED INCOME FUNDS

Class A, C, K, and Y Shares

RS INVESTMENT QUALITY BOND FUND

RS LOW DURATION BOND FUND

RS HIGH YIELD FUND

RS TAX-EXEMPT FUND

RS HIGH INCOME MUNICIPAL BOND FUND

RS FLOATING RATE FUND

RS STRATEGIC INCOME FUND

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Investments

Value | Growth | International | Natural Resources | Fixed Income

RS Funds provide clients with access to distinct and experienced investment teams — each pursuing investment opportunities consistent with its particular style. The dedicated research team approach assures that our clients benefit from process consistency, investment excellence, and choice across disciplines.

Value	International	Fixed Income
RS Partners Fund*	RS International Fund	RS Investment Quality Bond Fund
RS Value Fund	RS Global Fund	RS Low Duration Bond Fund
RS Large Cap Alpha Fund	RS Emerging Markets Fund	RS High Yield Fund
RS Investors Fund	RS Emerging Markets Small Cap Fund	RS Tax-Exempt Fund
	RS China Fund	RS High Income Municipal Bond Fund
Growth		RS Floating Rate Fund
RS Small Cap Growth Fund	Natural Resources	RS Strategic Income Fund
RS Select Growth Fund	RS Global Natural Resources Fund*
RS Mid Cap Growth Fund
RS Growth Fund
RS Technology Fund
RS Small Cap Equity Fund*

*	Closed to most new investments. Please see prospectus for more information.

CEO’S LETTER

Matthew H. Scanlan CEO, RS Investments

Dear RS Funds Shareholder,

Despite clear evidence of economic recovery, investors are still reeling from 2008. Though caution remains a high priority, investors are finally beginning to overcome inertia and to realize the need to act with more conviction in this low-return environment.

Thus, the hunt for alpha (a measure of performance on a risk-adjusted basis) continues. We’ve noticed that the concept of high-conviction investing is gaining interest among investors, many of whom are exploring new approaches to produce alpha for their equity portfolios.

I spent most of my career in a quantitative investment environment, so I’ve had to do some serious soul searching over the last two years, asking myself: “Why am I leading a fundamental active investment firm?” I recently co-authored a white paper with my colleague Larry Siegel, Director of Research at the CFA Institute Research Foundation, which explores this concept and provides some answers.

Decades of experience have taught us that portfolios must be broadly diversified to meet long-term investment goals. But that doesn’t mean all managers must be diversified. In “No Fear of Commitment: The Role of High-Conviction Active Management,” we study the role of concentrated managers within a diversified portfolio and how investors should evaluate them.

We started with a philosophical review of active management. There’s a behavioral finance concept called “bounded rationality” that tells us that most managers should specialize, focusing their efforts on segments of the market where they are most confident in their ability to apply insights and earn significant alpha. Why? Because in the end, you can’t be an expert on everything, but you can know a great deal about a few things. Specialization — and conviction — matter!

In our white paper, which will appear in the fall issue of the Journal of Investing, we also took a look at implementation to find out which characteristics matter most with high-conviction managers and how those influence portfolio construction techniques. One key takeaway is that investors can blend the best of index and active exposures to create an optimal portfolio. That includes high-conviction managers, in those cases where the investor has confidence that the manager will exceed expectations.

We appreciate the confidence you’ve placed in us. In the pages that follow, you’ll find an update on the RS Funds. It includes important information about your investment with our firm.

Please visit www.rsinvestments.com for additional insights and the latest commentary from our investment teams.

Sincerely,

Matthew H. Scanlan

Chief Executive Officer

THIS PAGE NOT PART OF YOUR FUND REPORT	www.rsinvestments.com	1

CEO’S LETTER

As with all mutual funds, the value of an investment could decline, so you could lose money.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. To obtain a copy, please call 800.766.3863 or visit www.rsinvestments.com.

RS Funds are distributed by RS Funds Distributor LLC, member: FINRA, SIPC.

©2014 RS Investment Management Co. LLC

2	www.rsinvestments.com	THIS PAGE NOT PART OF YOUR FUND REPORT

IMPORTANT INFORMATION CONCERNING FUND PERFORMANCE

Important Information Concerning Fund Performance

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2014. Any mention of specific securities should not be considered a recommendation to buy or sell those securities. A Fund may buy, sell, or hold any security identified herein, on the basis of factors described herein or on the basis of other factors or other considerations. Fund holdings will change.

Performance quoted represents past performance and does not guarantee or predict future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any double-digit returns are highly unusual and cannot be sustained. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 3.75% (2.25% for RS Low Duration Bond Fund and RS Floating Rate Fund). Please read a Fund’s prospectus carefully for more information on sales charges as they do not apply in all cases, and if applied, are reduced for larger purchases. Certain share classes are subject to contingent deferred sales charges which are typically paid at time of sale. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge of 1% for periods of 1 year or less. There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Financial Highlights section of this report. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures include the effect of expense limitations in effect during the periods shown, if applicable; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance and other information, which may be lower or higher than that cited, is available by contacting RS Investments at 800.766.3863 and is periodically updated on our website: www.rsinvestments.com.

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RS INVESTMENT QUALITY BOND FUND

RS Investment Quality Bond Fund

Characteristics (unaudited)

Total Net Assets: $120,569,153

Sector Allocation

Bond Quality Allocation[2]

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RS INVESTMENT QUALITY BOND FUND

Top Ten Holdings[3]

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Bonds	0.875%	9/15/2016	3.34%
FNMA — Mortgage Pass-Through	4.500%	7/14/2044	1.62%
Crown Castle Towers LLC	6.113%	1/15/2020	1.46%
FNMA — Mortgage Pass-Through	3.000%	5/1/2043	1.38%
JPMorgan Chase Commercial Mortgage Securities Corp.	3.364%	11/13/2044	1.35%
Morgan Stanley Capital I Trust	5.230%	9/15/2042	1.31%
Citigroup, Inc.	1.700%	7/25/2016	1.26%
Morgan Stanley	5.950%	12/28/2017	1.25%
Fairway Outdoor Funding LLC	4.212%	10/15/2042	1.20%
Verizon Communications, Inc.	6.550%	9/15/2043	1.20%
Total			15.37%

1	The Barclays U.S. Aggregate Bond Index is generally considered to be representative of U.S. bond market activity. The Barclays U.S. Aggregate Bond Index is an unmanaged index that is not available for direct investment. There are no expenses associated with the index, while there are expenses associated with the Fund. Statistical data for the index is as of June 30, 2014.
2	The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s, Standard & Poor’s and Fitch. When a rating from only two of the rating agencies is available the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Funds, GIS develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
3	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.

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RS INVESTMENT QUALITY BOND FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (2/16/93)
without sales charge	4.62%	6.16%	4.31%	5.83%	4.89%	5.38%
with maximum sales charge	0.70%	2.19%	2.98%	5.02%	4.49%	5.19%
Class C Shares (8/7/00)
without sales charge	4.21%	5.36%	3.52%	5.06%	4.11%	4.68%
with sales charge	3.21%	4.36%	3.52%	5.06%	4.11%	4.68%
Class K Shares (5/15/01)	4.41%	5.74%	3.89%	5.41%	4.47%	4.77%
Class Y Shares (5/12/09)	4.72%	6.48%	4.54%	6.05%	—	6.12%
Barclays U.S Aggregate Bond Index[1]	3.93%	4.37%	3.67%	4.85%	4.93%	5.89%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Investment Quality Bond Fund and in the Barclays U.S. Aggregate Bond Index. The starting point of $9,625 for Class A shares reflects the current maximum sales charge of 3.75%. Hypothetical $10,000 investments made 10 years ago in Class C shares and Class K shares and upon the inception of Class Y shares (5/12/09) would have the following values as of June 30, 2014: $14,954 (Class C), $15,488 (Class K), and $13,565 (Class Y). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian Investment Quality Bond Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006.

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RS LOW DURATION BOND FUND

RS Low Duration Bond Fund

Characteristics (unaudited)

Total Net Assets: $1,147,690,815

Sector Allocation

Bond Quality Allocation[2]

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RS LOW DURATION BOND FUND

Top Ten Holdings[3]

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Notes	1.500%	5/31/2019	2.19%
Bear Stearns Commercial Mortgage Securities Trust	5.405%	12/11/2040	1.28%
American Express Credit Account Master Trust	0.680%	3/15/2018	1.27%
Banc of America Merrill Lynch Commercial Mortgage, Inc.	5.115%	10/10/2045	1.26%
GE Capital Credit Card Master Note Trust	1.360%	8/17/2020	1.20%
CS Commercial Mortgage Trust	5.982%	6/15/2038	1.18%
JPMorgan Chase Commercial Mortgage Securities Corp.	5.440%	6/12/2047	1.14%
Wachovia Bank Commercial Mortgage Trust	5.308%	11/15/2048	1.14%
SBA Tower Trust	2.240%	4/16/2018	1.12%
Avis Budget Rental Car Funding AESOP LLC	2.054%	8/20/2016	1.08%
Total			12.86%

1	The Barclays U.S. Government 1-3 Year Bond Index is generally considered to be representative of U.S. government bonds with maturities between one and three years. The Barclays U.S. Government 1-3 Year Bond Index is an unmanaged index that is not available for direct investment. There are no expenses associated with the index, while there are expenses associated with the Fund. Statistical data for the index is as of June 30, 2014.
2	The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s, Standard & Poor’s and Fitch. When a rating from only two of the rating agencies is available the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Funds, GIS develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
3	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.

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RS LOW DURATION BOND FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (7/30/03)
without sales charge	1.03%	1.64%	1.44%	2.58%	3.09%	2.94%
with maximum sales charge	-1.21%	-0.61%	0.67%	2.11%	2.85%	2.72%
Class C Shares (7/30/03)
without sales charge	0.64%	0.85%	0.67%	1.80%	2.31%	2.17%
with sales charge	-0.36%	-0.15%	0.67%	1.80%	2.31%	2.17%
Class K Shares (7/30/03)	0.81%	1.20%	1.02%	2.16%	2.67%	2.52%
Class Y Shares (5/12/09)	1.16%	1.89%	1.66%	2.79%	—	2.86%
Barclays U.S. Government 1-3 Year Bond Index[1]	0.42%	0.78%	0.66%	1.24%	2.72%	2.57%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Low Duration Bond Fund and in the Barclays U.S. Government 1-3 Year Bond Index. The starting point of $9,775 for Class A shares reflects the current maximum sales charge of 2.25%. Hypothetical $10,000 investments made 10 years ago in Class C shares and Class K shares and upon the inception of Class Y shares (5/12/09) would have the following values as of June 30, 2014: $12,571 (Class C), $13,018 (Class K) and $11,560 (Class Y). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian Low Duration Bond Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006.

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RS HIGH YIELD FUND

RS High Yield Fund

Characteristics (unaudited)

Total Net Assets: $114,834,665

Bond Quality Allocation[1]

Top Ten Holdings[3]

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
First Data Corp.	12.625%	1/15/2021	1.88%
AES Corp.	7.375%	7/1/2021	1.58%
Tenet Healthcare Corp.	8.125%	4/1/2022	1.46%
Calumet Specialty Products Partners LP	7.625%	1/15/2022	1.45%
Energy XXI Gulf Coast, Inc.	6.875%	3/15/2024	1.42%
Hexion U.S. Finance Corp.	8.875%	2/1/2018	1.40%
DaVita HealthCare Partners, Inc.	5.125%	7/15/2024	1.40%
Monitronics International, Inc.	9.125%	4/1/2020	1.39%
Golden Nugget Escrow, Inc.	8.500%	12/1/2021	1.37%
JLL/Delta Dutch Newco B.V.	7.500%	2/1/2022	1.35%
Total			14.70%

1	The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s, Standard & Poor’s and Fitch. When a rating from only two of the rating agencies is available the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Funds, GIS develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
2	The Barclays U.S. Corporate High-Yield Index is generally considered to be representative of the investable universe of the U.S.-dominated high yield debt market. The Barclays U.S. Corporate High-Yield Index is not available for direct investment. There are no expenses associated with the index, while there are expenses associated with the Fund. Statistical data for the index is as of June 30, 2014.
3	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.

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RS HIGH YIELD FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (9/1/98)
without sales charge	5.42%	11.68%	8.87%	12.35%	7.65%	6.46%
with maximum sales charge	1.53%	7.45%	7.50%	11.49%	7.25%	6.20%
Class C Shares (8/7/00)
without sales charge	5.03%	10.85%	8.06%	11.49%	6.84%	5.96%
with sales charge	4.03%	9.85%	8.06%	11.49%	6.84%	5.96%
Class K Shares (5/15/01)	5.21%	11.23%	8.43%	11.91%	7.21%	6.99%
Class Y Shares (5/12/09)	5.54%	11.96%	9.05%	12.52%	—	12.92%
Barclays U.S. Corporate High-Yield Index[2]	5.46%	11.73%	9.49%	13.98%	9.05%	7.62%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS High Yield Fund and in the Barclays U.S. Corporate High-Yield Index. The starting point of $9,625 for Class A shares reflects the current maximum sales charge of 3.75%. Hypothetical $10,000 investments made 10 years ago in Class C shares and Class K shares and upon the inception of Class Y shares (5/12/09) would have the following values as of June 30, 2014: $19,380 (Class C), $20,064 (Class K) and $18,659 (Class Y). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian High Yield Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006.

www.rsinvestments.com	11

RS TAX-EXEMPT FUND

RS Tax-Exempt Fund

Characteristics (unaudited)

Total Net Assets: $254,659,525

Sector Allocation

Revenue Bond Allocation	% of Total Net Assets	% Index
Special Tax	2.9%	11.2%
Housing	1.1%	1.3%
Education	7.2%	7.3%
Water and Sewer	10.4%	8.8%
Transportation	21.9%	16.5%
Power	3.5%	6.4%
Leasing	8.7%	6.8%
Resource Recovery	0.0%	0.2%
Hospital / Nursing Home / Health Care	7.3%	8.9%
Industrial Revenue	2.2%	3.0%

Revenue Total	65.2%	70.4%
AA Insured Bonds	0.0%	0.3%
Prerefunded	6.4%	4.6%
Total Insured Bonds	2.2%	18.4%

12	www.rsinvestments.com

RS TAX-EXEMPT FUND

Bond Quality Allocation[2]

Top Ten Holdings[3]

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
Illinois St. G.O.	5.000%	1/1/2019	1.48%
Tex. Private Activity Bd. Surface Transn. Corp. Rev.	6.875%	12/31/2039	1.44%
Illinois St. G.O.	5.000%	3/1/2017	1.29%
Wayne Cnty. MI Arpt. Auth. Rev.	5.000%	12/1/2020	1.19%
Prince Georges Cnty. MD G.O.	5.000%	9/15/2029	1.04%
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev.	6.000%	1/1/2025	1.02%
New Jersey St. Economic Dev. Auth. Rev.	1.310%	9/1/2025	0.97%
California St. Var. Purp. G.O.	6.000%	3/1/2033	0.96%
California St. Var. Purp. G.O.	6.500%	4/1/2033	0.96%
Charleston Cnty. SC G.O.	5.000%	11/1/2022	0.94%
Total			11.29%

1	The Barclays Municipal Bond Index is generally considered to be representative of the municipal bond market. The Barclays Municipal Bond Index is an unmanaged index that is not available for direct investment. There are no expenses associated with the index, while there are expenses associated with the Fund. Statistical data for the index is as of June 30, 2014.
2	The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s, Standard & Poor’s and Fitch. When a rating from only two of the rating agencies is available the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Funds, GIS develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
3	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.

www.rsinvestments.com	13

RS TAX-EXEMPT FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (2/16/93)
without sales charge	5.57%	4.76%	4.76%	5.18%	4.71%	4.88%
with maximum sales charge	1.62%	0.84%	3.42%	4.38%	4.31%	4.69%
Class C Shares (8/7/00)
without sales charge	5.06%	3.83%	3.89%	4.33%	3.89%	4.30%
with sales charge	4.06%	2.83%	3.89%	4.33%	3.89%	4.30%
Class Y Shares (5/12/09)	5.63%	4.86%	4.85%	5.30%	—	4.94%
Barclays Municipal Bond Index[1]	6.00%	6.14%	5.35%	5.81%	4.97%	5.56%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Tax-Exempt Fund and in the Barclays Municipal Bond Index. The starting point of $9,625 for Class A shares reflects the maximum sales charge of 3.75%. A hypothetical $10,000 investment made 10 years ago in Class C shares and upon the inception of Class Y shares (5/12/09) would have the following values as of June 30, 2014: $14,649 (Class C) and $12,806 (Class Y). While Class C shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian Tax-Exempt Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006.

14	www.rsinvestments.com

RS HIGH INCOME MUNICIPAL BOND FUND

RS High Income Municipal Bond Fund

Characteristics (unaudited)

Total Net Assets: $111,427,110

Sector Allocation

Bond Quality Allocation[2]

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RS HIGH INCOME MUNICIPAL BOND FUND

Top Ten Holdings[3]
Holding	Coupon Rate	Maturity Date	% of Total Net Assets
Tex. Private Activity Bd. Surface Transn. Corp.	7.000%	6/30/2040	3.31%
Tex. Private Activity Bd. Surface Transn. Corp.	7.500%	6/30/2033	2.20%
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev.	6.125%	5/1/2040	2.11%
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev.	6.125%	5/1/2039	2.09%
District of Columbia Rev.	6.875%	7/1/2040	2.07%
Colorado Regl. Trans. Dist. Private Activity Rev.	6.000%	1/15/2034	1.99%
North Tex. Twy. Auth. Rev.	5.750%	1/1/2033	1.99%
Farmington NM Poll. Ctrl. Rev.	5.900%	6/1/2040	1.98%
New Jersey Economic Dev. Auth. Rev.	5.875%	6/1/2042	1.96%
Tulare Calif. Redev. Agy. Tax Allocation	6.125%	8/1/2035	1.95%
Total			21.65%

1	The Barclays Municipal Bond Index is generally considered to be representative of the municipal bond market. The Barclays Municipal Bond Index is an unmanaged index that is not available for direct investment. There are no expenses associated with the index, while there are expenses associated with the Fund. Statistical data for the index is as of June 30, 2014.
2	The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s, Standard & Poor’s and Fitch. When a rating from only two of the rating agencies is available the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Funds, GIS develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
3	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.
4	The Barclays High Yield Municipal Bond Index is generally considered to be representative of the investable universe of the U.S high-yield municipal debt market. The Barclays High Yield Municipal Bond Index is not available for direct investment. There are no expenses associated with the index, while there are expenses associated with the Fund. Statistical data for the index is as of December 31, 2013.

16	www.rsinvestments.com

RS HIGH INCOME MUNICIPAL BOND FUND

Performance Update (unaudited)

Average Annual Total Returns

	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (12/31/09)
without sales charge	8.02%	4.39%	5.91%	—	—	6.01%
with maximum sales charge	3.97%	0.50%	4.58%	—	—	5.12%
Class C Shares (12/31/09)
without sales charge	7.61%	3.68%	5.10%	—	—	5.35%
with sales charge	6.61%	2.68%	5.10%	—	—	5.35%
Class Y Shares (12/31/09)	8.26%	4.71%	6.19%	—	—	6.22%
Barclays Municipal Bond Index[1]	6.00%	6.14%	5.35%	—	—	5.08%
Barclays High Yield Municipal Bond Index[4]	7.53%	3.87%	7.70%	—	—	7.99%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made on 12/31/09 in Class A shares of RS High Income Municipal Bond Fund, the Barclays Municipal Bond Index, and the Barclays High Yield Municipal Bond Index. The starting point of $9,625 for Class A shares reflects the current maximum sales charge of 3.75%. Hypothetical $10,000 investments made on 12/31/09 in Class C shares and Class Y shares would have the following values as of June 30, 2014: $12,641 (Class C) and $13,116 (Class Y). While Class C shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

www.rsinvestments.com	17

RS FLOATING RATE FUND

RS Floating Rate Fund

Characteristics (unaudited)

Total Net Assets: $2,631,094,858

Sector Allocation

Top Ten Holdings[2]

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
Big Heart Pet Brands	3.500%	3/8/2020	1.38%
Seadrill Partners Finco LLC	4.000%	2/21/2021	1.35%
Tribune Co.	4.000%	12/27/2020	1.33%
Univision Communications, Inc.	4.000%	3/1/2020	1.27%
Viva Alamo LLC	4.750%	2/20/2021	1.20%
Millennium Laboratories, Inc.	5.250%	4/16/2021	1.15%
Drillships Financing Holding, Inc.	6.000%	3/31/2021	1.15%
Kindred Healthcare, Inc.	4.000%	4/9/2021	1.14%
The Neiman Marcus Group, Inc.	4.250%	10/25/2020	1.13%
Rexnord LLC	4.000%	8/21/2020	1.13%
Total			12.23%

1	The S&P/LSTA (Loan Syndications and Trading Association) U.S. Leveraged Loan Index covers more than 1,100 loan facilities and reflects the market-value-weighted performance of U.S. dollar denominated institutional leveraged loans. The S&P/LSTA U.S. Leveraged Loan Index is not available for direct investment and there are no expenses associated with it, while there are expenses associated with the Fund. Statistical data for the index is as of June 30, 2014.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.

18	www.rsinvestments.com

RS FLOATING RATE FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (12/31/09)
without sales charge	2.12%	5.54%	5.23%	—	—	5.87%
with maximum sales charge	-0.20%	3.12%	4.43%	—	—	5.33%
Class C Shares (12/31/09)
without sales charge	1.71%	4.70%	4.39%	—	—	5.20%
with sales charge	0.71%	3.70%	4.39%	—	—	5.20%
Class K Shares (12/31/09)	1.85%	5.03%	4.70%	—	—	5.45%
Class Y Shares (12/31/09)	2.23%	5.76%	5.47%	—	—	6.01%
S&P/LSTA U.S. Leveraged Loan Index[1]	2.60%	5.59%	5.43%	—	—	6.45%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made on 12/31/09 in Class A shares of RS Floating Rate Fund and in the S&P/LSTA U.S. Leveraged Loan Index. The starting point of $9,775 for Class A shares reflects the current maximum sales charge of 2.25%. Hypothetical $10,000 investments made on 12/31/09 in Class C shares, Class K shares and Class Y shares would have the following values as of June 30, 2014: $12,559 (Class C), $12,696 (Class K) and $13,002 (Class Y). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

www.rsinvestments.com	19

RS STRATEGIC INCOME FUND

RS Strategic Income Fund

Characteristics (unaudited)

Total Net Assets: $86,186,727

Sector Allocation

Bond Quality Allocation[2]

20	www.rsinvestments.com

RS STRATEGIC INCOME FUND

Top Ten Holdings[3]

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Notes	0.875%	12/31/2016	2.33%
Sinopec Group Overseas Development 2014 Ltd.	1.750%	4/10/2017	1.74%
AT&T, Inc.	6.300%	1/15/2038	1.40%
Energy Transfer Partners LP	6.700%	7/1/2018	1.36%
Bank of America Corp.	5.875%	1/5/2021	1.36%
HSBC Holdings PLC	5.100%	4/5/2021	1.32%
Petroleous Mexicanos	5.750%	3/1/2008	1.31%
Republic Of Panama	5.200%	1/30/2020	1.29%
Morgan Stanley	5.500%	7/28/2021	1.27%
Petrobras International Finance Co.	5.875%	3/1/2018	1.26%
Total			14.64%

1	The Barclays U.S. Aggregate Bond Index is generally considered to be representative of U.S. bond market activity. The Barclays U.S. Aggregate Bond Index is an unmanaged index that is not available for direct investment. There are no expenses associated with the index while there are expenses associated with the Fund. Statistical data for the index is as of June 30, 2014.
2	The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s, Standard & Poor’s and Fitch. When a rating from only two of the rating agencies is available the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Funds, GIS develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
3	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Top ten holdings are determined at the unique security level. For this reason, the securities included above, their order, and the percentages they represent of the Fund’s total net assets may differ from similar data calculated directly from the Schedule of Investments, where certain securities of the same issuer with the same coupon rate may be aggregated.

www.rsinvestments.com	21

RS STRATEGIC INCOME FUND

Performance Update (unaudited)

Average Annual Total Returns

	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (12/31/09)
without sales charge	3.27%	6.30%	5.05%	—	—	6.02%
with maximum sales charge	-0.58%	2.30%	3.73%	—	—	5.12%
Class C Shares (12/31/09)
without sales charge	2.86%	5.50%	4.19%	—	—	5.39%
with sales charge	1.86%	4.50%	4.19%	—	—	5.39%
Class K Shares (12/31/09)	3.04%	5.81%	4.58%	—	—	5.68%
Class Y Shares (12/31/09)	3.38%	6.56%	5.23%	—	—	6.19%
Barclays U.S Aggregate Bond Index[1]	3.93%	4.37%	3.67%	—	—	4.50%	*

*	Since Class A shares inception.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made on 12/31/09 in Class A shares of RS Strategic Income Fund and in the Barclays U.S. Aggregate Bond Index. The starting point of $9,625 for Class A shares reflects the current maximum sales charge of 3.75%. Hypothetical $10,000 investments made on 12/31/09 in Class C shares, Class K shares and Class Y shares would have the following values as of June 30, 2014: $12,663 (Class C), $12,820 (Class K) and $13,097 (Class Y). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

22	www.rsinvestments.com

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014. The table below shows the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Based on Actual Return		Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
RS Investment Quality Bond Fund	Class A	$1,000.00	$1,046.20	$4.41	0.87%
	Class C	$1,000.00	$1,042.10	$8.41	1.66%
	Class K	$1,000.00	$1,044.10	$6.44	1.27%
	Class Y	$1,000.00	$1,047.20	$3.35	0.66%

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UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
RS Low Duration Bond Fund	Class A	$1,000.00	$1,010.30	$4.44	0.89%
	Class C	$1,000.00	$1,006.40	$8.26	1.66%
	Class K	$1,000.00	$1,008.10	$6.62	1.33%
	Class Y	$1,000.00	$1,011.60	$3.09	0.62%
RS High Yield Fund	Class A	$1,000.00	$1,054.20	$4.94	0.97%
	Class C	$1,000.00	$1,050.30	$8.64	1.70%
	Class K	$1,000.00	$1,052.10	$6.87	1.35%
	Class Y	$1,000.00	$1,055.40	$3.87	0.76%
RS Tax-Exempt Fund	Class A	$1,000.00	$1,055.70	$4.08	0.80%
	Class C	$1,000.00	$1,050.60	$8.13	1.60%
	Class Y	$1,000.00	$1,056.30	$3.52	0.69%
RS High Income Municipal Bond Fund	Class A	$1,000.00	$1,080.20	$3.97	0.77%
	Class C	$1,000.00	$1,076.10	$7.88	1.53%
	Class Y	$1,000.00	$1,082.60	$2.63	0.51%
RS Floating Rate Fund	Class A	$1,000.00	$1,021.20	$4.96	0.99%
	Class C	$1,000.00	$1,017.10	$8.95	1.79%
	Class K	$1,000.00	$1,018.50	$7.71	1.54%
	Class Y	$1,000.00	$1,022.30	$3.86	0.77%
RS Strategic Income Fund	Class A	$1,000.00	$1,032.70	$4.44	0.88%
	Class C	$1,000.00	$1,028.60	$8.40	1.67%
	Class K	$1,000.00	$1,030.40	$6.44	1.28%
	Class Y	$1,000.00	$1,033.80	$3.33	0.66%
Based on Hypothetical Return (5% Return Before Expenses)
RS Investment Quality Bond Fund	Class A	$1,000.00	$1,020.48	$4.36	0.87%
	Class C	$1,000.00	$1,016.56	$8.30	1.66%
	Class K	$1,000.00	$1,018.50	$6.36	1.27%
	Class Y	$1,000.00	$1,021.52	$3.31	0.66%
RS Low Duration Bond Fund	Class A	$1,000.00	$1,020.38	$4.46	0.89%
	Class C	$1,000.00	$1,016.56	$8.30	1.66%
	Class K	$1,000.00	$1,018.20	$6.66	1.33%
	Class Y	$1,000.00	$1,021.72	$3.11	0.62%
RS High Yield Fund	Class A	$1,000.00	$1,019.98	$4.86	0.97%
	Class C	$1,000.00	$1,016.36	$8.50	1.70%
	Class K	$1,000.00	$1,018.10	$6.76	1.35%
	Class Y	$1,000.00	$1,021.03	$3.81	0.76%
RS Tax-Exempt Fund	Class A	$1,000.00	$1,020.83	$4.01	0.80%
	Class C	$1,000.00	$1,016.86	$8.00	1.60%
	Class Y	$1,000.00	$1,021.37	$3.46	0.69%
RS High Income Municipal Bond Fund	Class A	$1,000.00	$1,020.98	$3.86	0.77%
	Class C	$1,000.00	$1,017.21	$7.65	1.53%
	Class Y	$1,000.00	$1,022.27	$2.56	0.51%
RS Floating Rate Fund	Class A	$1,000.00	$1,019.89	$4.96	0.99%
	Class C	$1,000.00	$1,015.92	$8.95	1.79%
	Class K	$1,000.00	$1,017.16	$7.70	1.54%
	Class Y	$1,000.00	$1,020.98	$3.86	0.77%
RS Strategic Income Fund	Class A	$1,000.00	$1,020.43	$4.41	0.88%
	Class C	$1,000.00	$1,016.51	$8.35	1.67%
	Class K	$1,000.00	$1,018.45	$6.41	1.28%
	Class Y	$1,000.00	$1,021.52	$3.31	0.66%
*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

24	www.rsinvestments.com

Financial Information

Six-Month Period Ended June 30, 2014

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Asset-Backed Securities – 2.0%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.452% due 4/25/2033(1)	$288,849	$294,961
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(1)	100,844	105,856
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(2)	1,072,538	1,152,572
Miramax LLC 2011-1A A 6.25% due 10/20/2021(2)(3)	808,066	830,843
Total Asset-Backed Securities (Cost $2,293,049)		2,384,232

	Principal Amount	Value
Collateralized Mortgage Obligations – 11.5%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	681,189	721,999
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	875,438	944,349
Countrywide Alternative Loan Trust 2006-19CB A15 6.00% due 8/25/2036	290,353	254,311
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	157,200	158,951
2003-11 A31 5.50% due 5/25/2033	405,503	417,676
2003-J7 2A12 5.00% due 8/25/2033	349,726	362,357
2004-5 2A9 5.25% due 5/25/2034	507,984	533,938
FHLMC 1534 Z 5.00% due 6/15/2023	129,768	140,194
2663 VQ 5.00% due 6/15/2022	56,526	56,635
3227 PR 5.50% due 9/15/2035(3)	1,310,880	1,394,419
FNMA 2002-77 QG 5.50% due 12/25/2032	537,366	593,627

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
GSR Mortgage Loan Trust 2004-10F 6A1 5.00% due 9/25/2034	$54,530	$56,466
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019	271,248	273,193
2005-A3 11A2 2.917% due 6/25/2035(1)	812,615	818,285
Master Adjustable Rate Mortgages Trust 2004-13 3A7 2.636% due 11/21/2034(1)	781,045	797,033
Master Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	205,858	215,937
2003-5 2A1 5.00% due 6/25/2018	113,923	118,037
2003-7 4A33 5.25% due 9/25/2033(3)	623,203	653,977
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.47% due 2/25/2035(1)	311,053	311,816
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	536,911	536,501
2004-2 A3 5.25% due 11/25/2019	78,134	81,479
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	74,878	76,938
Residential Funding Mortgage Securities I 2005-S3 A1 4.75% due 3/25/2020	333,422	339,133
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.414% due 5/25/2034(1)	870,139	877,510
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	769,119	779,845
2004-21XS 2A6A 4.74% due 12/25/2034(1)	85,123	87,069
Wells Fargo Mortgage Backed Securities Trust 2003-17 1A14 5.25% due 1/25/2034	318,553	338,490
2004-6 A4 5.50% due 6/25/2034	138,995	145,871
2004-Y 3A1 2.616% due 11/25/2034(1)	376,251	381,140

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
2005-2 2A1 4.75% due 4/25/2020(3)	$159,838	$165,517
2005-AR12 2A6 2.618% due 6/25/2035(1)(3)	694,668	700,947
2006-1 A3 5.00% due 3/25/2021	220,346	225,374
2007-13 A7 6.00% due 9/25/2037	276,517	274,792
Total Collateralized Mortgage Obligations (Cost $13,555,116)		13,833,806

	Principal Amount	Value
Senior Secured Loans – 6.5%
Building Materials – 0.5%
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(1)	294,750	292,392
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	372,187	372,303

		664,695
Finance Companies – 0.2%
Guggenheim Partners LLC Term Loan 4.25% due 7/22/2020(1)	297,750	298,197

		298,197
Food And Beverage – 0.5%
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(1)	257,505	255,171
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(1)	345,507	345,867

		601,038
Gaming – 1.4%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(1)	299,065	300,187
MGM Resorts International Term Loan B 3.50% due 12/20/2019(1)	742,462	739,908
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(1)	597,000	590,188

		1,630,283

28	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Healthcare – 0.6%
Fresenius Medical Care AG & Co. KGaA USD Term Loan A 1.975% due 10/30/2017(1)	$738,462	$738,462

		738,462
Pharmaceuticals – 2.0%
Amgen, Inc. Term Loan 1.234% due 9/18/2018(1)	740,000	738,150
RPI Finance Trust Term Loan B1 2.484% due 11/9/2016(1)	1,427,399	1,429,783
Term Loan B2 3.25% due 5/9/2018(1)	194,380	194,525

		2,362,458
Refining – 0.3%
Tesoro Corp. Term Loan B 2.401% due 5/30/2016(1)	318,000	318,397

		318,397
Wireless – 0.8%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(1)	990,017	989,532

		989,532
Wirelines – 0.2%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(1)	296,985	296,242

		296,242
Total Senior Secured Loans (Cost $7,900,491)		7,899,304

	Principal Amount	Value
Commercial Mortgage-Backed Securities – 15.1%
Banc of America Commercial Mortgage Trust 2006-2 A4 5.919% due 5/10/2045(1)	927,000	993,436
Bear Stearns Commercial Mortgage Securities 2005-PW10 AM 5.449% due 12/11/2040(1)(3)	810,000	855,032
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(1)(2)	10,831	10,816

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	29

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049	$409,000	$443,633
2013-375P B 3.635% due 5/10/2035(1)(2)(3)	900,000	908,260
2014-388G B 1.205% due 6/15/2033(1)(2)	600,000	601,509
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2040(2)(3)	1,500,000	1,765,539
CS Commercial Mortgage Trust 2006-C3 A3 5.982% due 6/15/2038(1)	771,580	828,614
CS First Boston Mortgage Securities Corp. 2005-C5 AM 5.10% due 8/15/2038(1)(3)	335,000	349,922
DBUBS Mortgage Trust 2011-LC1A A3 5.002% due 11/10/2046(2)(3)	500,000	565,987
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(2)	1,431,325	1,451,822
GMAC Commercial Mortgage Securities, Inc. 2006-C1 AM 5.29% due 11/10/2045(1)(3)	572,000	600,597
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 AM 6.057% due 4/15/2045(1)	960,000	1,045,710
2011-PLSD A2 3.364% due 11/13/2044(2)(3)	1,550,000	1,622,193
2012-HSBC A 3.093% due 7/5/2032(2)(3)	1,150,000	1,159,498
LB UBS Commercial Mortgage Trust 2006-C6 AM 5.413% due 9/15/2039(3)	455,000	494,900
Morgan Stanley Capital I Trust 2005-IQ10 A4A 5.23% due 9/15/2042(1)(3)	1,528,398	1,580,492
NCUA Guaranteed Notes Trust 2010-C1 A2 2.90% due 10/29/2020(3)	560,000	581,181
Queens Center Mortgage Trust 2013-QCA A 3.275% due 1/11/2037(2)	1,150,000	1,131,636

30	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
SBA Tower Trust 2.24% due 4/15/2043(2)	$500,000	$496,109
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4 4.935% due 4/15/2042(3)	705,000	718,714

Total Commercial Mortgage-Backed Securities (Cost $17,866,445)		18,205,600

	Principal Amount	Value
Corporate Bonds – 48.5%
Aerospace & Defense – 0.2%
Northrop Grumman Space & Mission Systems Corp. 7.75% due 6/1/2029	150,000	196,427

		196,427
Automotive – 1.0%
BorgWarner, Inc. Sr. Nt. 4.625% due 9/15/2020	500,000	545,369
Ford Motor Credit Co. LLC Sr. Nt. 4.25% due 9/20/2022	250,000	266,658
RCI Banque S.A. Sr. Nt. 4.60% due 4/12/2016(2)	350,000	370,704

		1,182,731
Banking – 11.6%
Bank of America Corp. Sr. Nt. 5.70% due 1/24/2022(3)	850,000	986,326
Citigroup, Inc. Sr. Nt. 1.70% due 7/25/2016	1,500,000	1,519,716
4.50% due 1/14/2022	400,000	434,801
6.125% due 11/21/2017	350,000	400,311
Credit Suisse/New York NY Sr. Nt. 5.30% due 8/13/2019	350,000	400,383
Discover Bank Sub. Nt. 7.00% due 4/15/2020	400,000	480,465
Huntington BancShares, Inc. Sub. Nt. 7.00% due 12/15/2020	400,000	485,128

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	31

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Banking (continued)
Intesa Sanpaolo S.p.A. Sr. Nt. 3.875% due 1/16/2018	$600,000	$632,362
JPMorgan Chase & Co. Sub. Nt. 3.375% due 5/1/2023(3)	300,000	294,456
Lloyds Bank PLC 5.80% due 1/13/2020(2)	350,000	406,315
Macquarie Bank Ltd. Sr. Nt. 2.00% due 8/15/2016(2)(3)	1,000,000	1,018,162
Morgan Stanley Sr. Nt. 3.75% due 2/25/2023	300,000	305,184
5.95% due 12/28/2017(3)	1,325,000	1,508,471
Rabobank Nederland 3.95% due 11/9/2022(3)	400,000	406,651
Regions Bank Sub. Nt. 7.50% due 5/15/2018(3)	500,000	595,106
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022	400,000	437,494
Standard Chartered PLC Sub. Nt. 3.95% due 1/11/2023(2)(3)	600,000	596,849
The Goldman Sachs Group, Inc. Sub. Nt. 5.625% due 1/15/2017	680,000	748,367
Sr. Nt. 5.75% due 1/24/2022(3)	500,000	578,592
The Huntington National Bank Sr. Nt. 1.35% due 8/2/2016(3)	1,300,000	1,309,131
UBS AG/Stamford CT Sr. Nt. 4.875% due 8/4/2020(3)	400,000	448,398

		13,992,668
Brokerage – 0.6%
KKR Group Finance Co. 6.375% due 9/29/2020(2)(3)	600,000	706,614

		706,614

32	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Building Materials – 0.7%
CRH America, Inc. 6.00% due 9/30/2016	$350,000	$388,329
Owens Corning, Inc. 4.20% due 12/15/2022(3)	500,000	513,420

		901,749
Cable Satellite – 0.8%
Comcast Corp. 6.45% due 3/15/2037	250,000	318,873
Time Warner Cable, Inc. 5.85% due 5/1/2017(3)	550,000	618,568

		937,441
Chemicals – 2.3%
Cabot Corp. Sr. Nt. 3.70% due 7/15/2022	500,000	502,207
Celanese U.S. Holdings LLC 5.875% due 6/15/2021(3)	750,000	826,875
Ecolab, Inc. Sr. Nt. 5.50% due 12/8/2041	200,000	233,259
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	100,000	111,523
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(3)	700,000	789,583
NOVA Chemicals Corp. Sr. Nt. 5.25% due 8/1/2023(2)	250,000	273,125

		2,736,572
Diversified Manufacturing – 0.6%
ABB Finance U.S.A., Inc. 2.875% due 5/8/2022(3)	500,000	496,478
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(2)	200,000	248,558

		745,036
Electric – 1.0%
Alabama Power Co. Sr. Nt. 5.65% due 3/15/2035(3)	300,000	308,430
Nevada Power Co. 6.65% due 4/1/2036(3)	250,000	336,324
PPL Electric Utilities Corp. 6.25% due 5/15/2039	220,000	286,739

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	33

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Electric (continued)
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	$200,000	$331,675

		1,263,168
Energy - Integrated – 0.3%
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	300,000	385,325

		385,325
Finance Companies – 2.4%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019(2)	400,000	403,000
CIT Group, Inc. Sr. Nt. 4.75% due 2/15/2015(2)	800,000	816,000
General Electric Capital Corp. Sr. Nt. 6.75% due 3/15/2032(3)	200,000	263,832
International Lease Finance Corp. Sr. Nt. 4.625% due 4/15/2021	950,000	980,875
4.875% due 4/1/2015	400,000	410,000

		2,873,707
Food And Beverage – 1.3%
Anheuser-Busch InBev Worldwide, Inc. 3.75% due 7/15/2042(3)	625,000	567,437
Constellation Brands, Inc. 4.25% due 5/1/2023	700,000	702,625
Mead Johnson Nutrition Co. Sr. Nt. 4.90% due 11/1/2019	300,000	333,345

		1,603,407
Government Related – 2.6%
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(2)	463,125	512,911
Petrobras International Finance Co. 5.875% due 3/1/2018(3)	800,000	871,719
Petroleos Mexicanos 5.75% due 3/1/2018	1,000,000	1,127,500
Ras Laffan Liquefied Natural Gas Co. Ltd. III Sr. Sec. Nt. 6.75% due 9/30/2019(2)	550,000	662,750

		3,174,880

34	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Health Insurance – 0.1%
UnitedHealth Group, Inc. Sr. Nt. 6.50% due 6/15/2037	$125,000	$163,555

		163,555
Healthcare – 0.9%
Amsurg Corp. 5.625% due 11/30/2020	500,000	505,000
Bio-Rad Laboratories, Inc. Sr. Nt. 4.875% due 12/15/2020	200,000	211,782
Fresenius Medical Care U.S. Finance, Inc. 6.875% due 7/15/2017	300,000	339,750

		1,056,532
Home Construction – 0.7%
Toll Brothers Finance Corp. 5.875% due 2/15/2022(3)	750,000	815,625

		815,625
Independent Energy – 3.4%
Anadarko Petroleum Corp. Sr. Nt. 5.95% due 9/15/2016(3)	1,000,000	1,107,557
Bonanza Creek Energy, Inc. 6.75% due 4/15/2021	500,000	535,000
Chesapeake Energy Corp. 7.25% due 12/15/2018	650,000	767,000
Kodiak Oil & Gas Corp. 5.50% due 2/1/2022	720,000	747,000
Talisman Energy, Inc. Sr. Nt. 5.50% due 5/15/2042	500,000	542,120
Whiting Petroleum Corp. 6.50% due 10/1/2018	400,000	417,000

		4,115,677
Insurance - Life – 1.3%
American International Group, Inc. Sr. Nt. 5.85% due 1/16/2018	250,000	285,395
MetLife, Inc. Jr. Sub. Nt. 6.40% due 12/15/2066	125,000	139,688
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	300,000	371,520

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	35

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Insurance - Life (continued)
Symetra Financial Corp. Sr. Nt. 6.125% due 4/1/2016(2)	$300,000	$321,970
Teachers Insurance & Annuity Association of America Sub. Nt. 6.85% due 12/16/2039(2)	300,000	400,081

		1,518,654
Insurance: Property - Casualty – 0.9%
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040	225,000	269,759
Markel Corp. Sr. Nt. 3.625% due 3/30/2023	500,000	498,829
ZFS Finance U.S.A. Trust II Jr. Sub. Nt. 6.45% due 12/15/2065(1)(2)	300,000	323,250

		1,091,838
Media - Entertainment – 0.4%
Time Warner Cos., Inc. 7.57% due 2/1/2024	350,000	453,261

		453,261
Metals And Mining – 1.3%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	400,000	496,247
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 3.55% due 3/1/2022	450,000	445,635
Steel Dynamics, Inc. 5.25% due 4/15/2023	250,000	258,750
Vale Overseas Ltd. 6.25% due 1/23/2017	300,000	335,700

		1,536,332
Midstream – 2.1%
Atlas Pipeline Partners LP 4.75% due 11/15/2021	560,000	548,800
El Paso Pipeline Partners Operating Co. LLC 5.00% due 10/1/2021	400,000	437,299
Energy Transfer Partners LP Sr. Nt. 5.15% due 2/1/2043	275,000	282,451
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(1)	400,000	450,240

36	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Midstream (continued)
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020(3)	$750,000	$846,001

		2,564,791
Oil Field Services – 1.7%
Nabors Industries, Inc. 4.625% due 9/15/2021(3)	750,000	812,389
Transocean, Inc. 6.00% due 3/15/2018(3)	500,000	564,764
Weatherford Bermuda 5.125% due 9/15/2020	350,000	392,012
6.50% due 8/1/2036	250,000	297,165

		2,066,330
Packaging – 1.3%
Ball Corp. 5.00% due 3/15/2022(3)	900,000	922,500
Sealed Air Corp. 8.125% due 9/15/2019(2)	120,000	132,150
Silgan Holdings, Inc. Sr. Nt. 5.00% due 4/1/2020	500,000	512,500

		1,567,150
Paper – 1.6%
Fibria Overseas Finance Ltd. 5.25% due 5/12/2024	250,000	248,750
Georgia-Pacific LLC 5.40% due 11/1/2020(2)(3)	670,000	773,344
Rock Tenn Co. 4.90% due 3/1/2022(3)	800,000	873,197

		1,895,291
Railroads – 0.2%
CSX Corp. Sr. Nt. 4.75% due 5/30/2042	175,000	183,410

		183,410
REITs – 1.7%
CommonWealth REIT Sr. Nt. 5.875% due 9/15/2020	300,000	326,662
DDR Corp. Sr. Nt. 4.75% due 4/15/2018(3)	1,000,000	1,088,330
ProLogis LP 6.875% due 3/15/2020	145,000	174,216

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	37

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
REITs (continued)
Simon Property Group LP Sr. Nt. 4.125% due 12/1/2021(3)	$400,000	$433,207

		2,022,415
Technology – 1.8%
Apple, Inc. Sr. Nt. 3.85% due 5/4/2043(3)	500,000	459,914
First Data Corp. Sr. Sec. Nt. 7.375% due 6/15/2019(2)(3)	620,000	665,725
Hewlett-Packard Co. Sr. Nt. 3.75% due 12/1/2020(3)	1,000,000	1,045,249

		2,170,888
Wireless – 1.3%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(3)	700,000	786,982
Sprint Communications, Inc. Sr. Nt. 6.00% due 12/1/2016(3)	648,000	705,510
Vodafone Group PLC Sr. Nt. 6.15% due 2/27/2037(3)	100,000	118,826

		1,611,318
Wirelines – 2.4%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038	300,000	363,053
Deutsche Telekom International Finance B.V. 8.75% due 6/15/2030	250,000	365,624
Orange S.A. Sr. Nt. 9.00% due 3/1/2031	115,000	173,081
Telecom Italia Capital S.A. 5.25% due 10/1/2015	150,000	156,750
Verizon Communications, Inc. Sr. Nt. 6.40% due 2/15/2038	350,000	427,468
6.55% due 9/15/2043(3)	1,150,000	1,447,207

		2,933,183
Total Corporate Bonds (Cost $54,543,099)		58,465,975

38	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Hybrid ARMS – 0.2%
FNMA 2.41% due 12/1/2036(1)(3)	$129,875	$139,598
2.44% due 8/1/2046(1)	73,698	74,112
Total Hybrid ARMS (Cost $204,746)		213,710

	Principal Amount	Value
Mortgage Pass-Through Securities – 4.0%
FHLMC 5.50% due 6/1/2038	134,369	149,776
7.00% due 9/1/2038	42,298	48,073
FNMA 3.00% due 5/1/2043	1,677,189	1,658,821
3.50% due 11/1/2042	7,487	7,719
4.50% due 7/14/2044(4)	1,800,000	1,949,344
5.00% due 12/1/2034 - 11/1/2036	60,266	67,066
5.50% due 4/1/2022 - 1/1/2038(3)	544,530	607,926
6.00% due 8/1/2021	84,041	90,968
7.00% due 9/1/2014 - 6/1/2032	58,831	66,562
7.50% due 12/1/2029 - 2/1/2031	80,960	92,550
8.00% due 6/1/2030 - 9/1/2030	34,586	39,985
GNMA 6.00% due 12/15/2033	47,132	53,018
Total Mortgage Pass-Through Securities (Cost $4,697,228)		4,831,808

	Principal Amount	Value
Municipal Bonds – 2.3%
Chicago Illinois Metropolitan Wtr. Reclamation Dist. Greater Chicago G.O. Build America Bonds Taxable Direct Payment 5.72% due 12/1/2038	400,000	479,508
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Build America Bonds Ser. A 6.184% due 1/1/2034	300,000	376,209
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	600,000	679,686
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	340,000	394,301

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	39

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Municipal Bonds (continued)
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Build America Bonds Ser. EE 6.011% due 6/15/2042	$300,000	$387,639
San Diego Cnty. California Wtr. Auth. Fing. Agcy. Wtr. Rev. Build America Bonds Ser. B 6.138% due 5/1/2049	400,000	525,528
Total Municipal Bonds (Cost $2,372,943)		2,842,871

	Principal Amount	Value
U.S. Government Securities – 5.6%
U.S. Treasury Bonds
3.625% due 2/15/2044	1,200,000	1,266,374
3.75% due 11/15/2043	700,000	756,000
U.S. Treasury Notes
0.875% due 9/15/2016	4,000,000	4,029,064
2.50% due 5/15/2024	700,000	699,016
Total U.S. Government Securities (Cost $6,706,718)		6,750,454

	Principal Amount	Value
Repurchase Agreements – 5.1%

State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $6,119,000, due 7/1/2014(5)	6,119,000	6,119,000
Total Repurchase Agreements (Cost $6,119,000)		6,119,000
Total Investments – 100.8% (Cost $116,258,835)		121,546,760
Other Liabilities, Net – (0.8)%		(977,607)
Total Net Assets – 100.0%		$120,569,153

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2014.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2014, the aggregate market value of these securities amounted to $20,328,292, representing 16.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

40	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INVESTMENT QUALITY BOND FUND

(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(4)	TBA — To be announced.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	1.375%	6/30/2018	$6,241,681

The table below presents futures contracts as of June 30, 2014:

Description (unaudited)	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation (Depreciation)
Purchased Futures Contracts
10 YR U.S. Treasury Notes	Goldman Sachs & Co.	70	9/19/2014	$8,762	$15,691
5 YR U.S. Treasury Notes	Goldman Sachs & Co.	80	9/30/2014	9,557	(10,594)
U.S. Long Bond	Goldman Sachs & Co.	7	9/19/2014	960	3,859
U.S. Ultra Bond	Goldman Sachs & Co.	7	9/19/2014	1,050	21,632
Total					$30,588

At June 30, 2014, the Fund had entered into the following open option contracts:

Number of Contracts	Written Call Options	Expiration Date	Premiums Received	Current Value	Unrealized Depreciation
60	10 YR U.S. Treasury Note, strike @ $126	August 2014	$20,414	$(26,250)	$(5,836)

Number of Contracts	Written Put Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation
20	30 YR U.S. Treasury Note, strike @ $129	August 2014	$10,242	$(937)	$9,305

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	41

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,384,232	$—	$2,384,232
Collateralized Mortgage Obligations	—	13,833,806	—	13,833,806
Senior Secured Loans	—	7,899,304	—	7,899,304
Commercial Mortgage-Backed Securities	—	18,205,600	—	18,205,600
Corporate Bonds	—	58,465,975	—	58,465,975
Hybrid ARMS	—	213,710	—	213,710
Mortgage Pass-Through Securities	—	4,831,808	—	4,831,808
Municipal Bonds	—	2,842,871	—	2,842,871
U.S. Government Securities	—	6,750,454	—	6,750,454
Repurchase Agreements	—	6,119,000	—	6,119,000
Other Financial Instruments:
Financial Futures Contracts	30,588	—	—	30,588
Written Call Options	(26,250)	—	—	(26,250)
Written Put Options	(937)	—	—	(937)
Total	$3,401	$121,546,760	$—	$121,550,161

42	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Asset-Backed Securities – 10.9%
Ally Master Owner Trust 2012-1 A2 1.44% due 2/15/2017	$3,900,000	$3,923,946
American Express Credit Account Master Trust 2012-2 A 0.68% due 3/15/2018(1)	14,500,000	14,547,690
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.452% due 4/25/2033(2)	65,691	67,081
Avis Budget Rental Car Funding AESOP LLC 2012-1A A 2.054% due 8/20/2016(1)(3)	12,275,000	12,433,667
2014-1A A 2.46% due 7/20/2020(3)	6,000,000	6,043,014
Barclays Dryrock Issuance Trust 2012-2 A 0.64% due 8/15/2018	6,200,000	6,201,054
BMW Vehicle Lease Trust 2013-1 A4 0.66% due 6/20/2016	4,500,000	4,507,394
Capital Auto Receivables Asset Trust 2013-1 A3 0.79% due 6/20/2017	6,300,000	6,313,293
Citibank Credit Card Issuance Trust 2014-A2 A2 1.02% due 2/22/2019	3,000,000	2,998,476
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 5.053% due 8/25/2033(2)	75,579	79,335
CNH Equipment Trust 2014-B A4 1.61% due 5/17/2021	4,500,000	4,500,369
Enterprise Fleet Financing LLC 2012-2 A2 0.72% due 4/20/2018(3)	3,624,590	3,626,403
Ford Credit Floorplan Master Owner Trust 2010-3 A2 1.852% due 2/15/2017(2)(3)	6,015,000	6,073,460
GE Capital Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(1)	13,805,000	13,744,272
Hertz Fleet Lease Funding LP 2014-1 A 0.554% due 4/10/2028(2)(3)	6,500,000	6,503,185
Hertz Vehicle Financing LLC 2009-2A A2 5.29% due 3/25/2016(1)(3)	8,200,000	8,397,333

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	43

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust 2014-B A4 1.26% due 9/17/2018(3)	$3,600,000	$3,607,045
Kubota Credit Owner Trust 2014-1A A3 1.16% due 5/15/2018(3)	5,400,000	5,401,404
Mercedes-Benz Auto Lease Trust 2013-B A4 0.76% due 7/15/2019	4,500,000	4,511,074
Miramax LLC 2011-1A A 6.25% due 10/20/2021(3)	6,712,162	6,901,358
Nissan Auto Receivables Owner Trust 2013-A A3 0.50% due 5/15/2017	2,560,000	2,562,022
Residential Asset Mortgage Products, Inc. 2002-RS4 AI5 6.163% due 8/25/2032(2)	25,408	22,728
Wheels SPV LLC 2012-1 A2 1.19% due 3/20/2021(3)	1,768,178	1,772,687
Total Asset-Backed Securities (Cost $124,735,661)		124,738,290

	Principal Amount	Value
Collateralized Mortgage Obligations – 13.6%
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	1,598,121	1,723,919
2005-D A1 2.689% due 5/25/2035(2)	3,980,205	4,082,572
Banc of America Mortgage Securities Trust 2003-J 2A2 2.846% due 11/25/2033(2)	1,582,347	1,590,446
Bear Stearns ALT-A Trust 2003-3 2A 2.599% due 10/25/2033(2)	5,349,959	5,416,261
2004-4 A1 0.752% due 6/25/2034(2)	4,156,069	3,994,930
2004-7 2A1 2.493% due 8/25/2034(2)	3,032,537	3,071,757
Chase Mortgage Finance Corp. 2007-A1 2A1 2.498% due 2/25/2037(2)	2,404,311	2,416,597
Countrywide Home Loans Mortgage Pass-Through Trust 2003-11 A31 5.50% due 5/25/2033	1,786,161	1,839,778

44	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
CS First Boston Mortgage Securities Corp. 2003-11 1A31 5.50% due 6/25/2033	$820,164	$855,741
2003-23 2A8 4.50% due 10/25/2018	402,430	404,276
2003-8 2A1 5.00% due 4/25/2018	340,477	343,759
2004-5 5A1 5.00% due 8/25/2019	595,043	606,870
2004-AR5 3A1 2.448% due 6/25/2034(2)	5,366,933	5,396,113
2004-AR5 6A1 2.561% due 6/25/2034(2)	9,076,936	9,130,880
2004-AR7 4A1 2.507% due 11/25/2034(2)	5,566,997	5,711,628
FHLMC 1534 Z 5.00% due 6/15/2023	54,240	58,598
20 H 5.50% due 10/25/2023	28,578	31,082
First Horizon Asset Securities, Inc. 2004-4 2A3 4.50% due 7/25/2019	310,416	317,487
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020	1,270,641	1,305,481
Impac CMB Trust 2004-7 1A1 0.892% due 11/25/2034(2)	5,977,737	5,753,129
JPMorgan Mortgage Trust 2004-S1 1A7 5.00% due 9/25/2034	904,991	943,038
2004-S2 1A3 4.75% due 11/25/2019	491,034	494,555
2005-A1 3A1 2.971% due 2/25/2035(2)	2,228,491	2,242,938
2005-A1 6T1 2.952% due 2/25/2035(2)	739,404	734,648
2006-A2 5A1 2.547% due 11/25/2033(2)	2,984,996	3,006,139
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.642% due 4/21/2034(2)	3,228,684	3,267,038
2004-13 3A7 2.636% due 11/21/2034(2)	6,560,498	6,694,785
Master Asset Securitization Trust 2003-2 2A10 4.50% due 3/25/2018	644,616	644,953

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	45

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
2003-5 2A1 5.00% due 6/25/2018	$263,636	$273,156
2003-9 5A2 4.75% due 10/25/2018	3,263,956	3,330,645
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.47% due 2/25/2035(2)	10,140,090	10,164,974
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018	537,431	545,333
2004-7AR 2A1 2.461% due 9/25/2034(2)	7,190,942	7,158,755
MortgageIT Trust 2004-1 A1 0.932% due 11/25/2034(2)	3,752,605	3,657,037
Prime Mortgage Trust 2003-3 A9 5.50% due 1/25/2034	1,119,171	1,118,318
2004-2 A2 4.75% due 11/25/2019	459,024	476,228
2004-2 A3 5.25% due 11/25/2019	274,225	285,963
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	12,420	12,761
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033(1)	1,301,462	1,302,168
Residential Funding Mortgage Securities I, Inc. 2005-S3 A1 4.75% due 3/25/2020	1,213,939	1,234,732
Structured Adjustable Rate Mortgage Loan Trust 2004-6 4A1 2.387% due 6/25/2034(2)	7,407,592	7,513,120
Structured Asset Mortgage Investments II Trust 2004-AR7 A1A 0.855% due 4/19/2035(2)	2,257,002	2,247,925
Structured Asset Securities Corp. 2003-29 2A1 5.25% due 9/25/2023	1,730,223	1,755,727
2004-21XS 2A6A 4.74% due 12/25/2034(2)	441,439	451,528
2004-3 3A1 5.50% due 3/25/2019	895,932	918,771
Thornburg Mortgage Securities Trust 2003-4 A1 0.792% due 9/25/2043(2)	5,965,459	5,864,887

46	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
2004-4 3A 2.018% due 12/25/2044(2)	$7,727,924	$7,761,332
Wells Fargo Mortgage Backed Securities Trust 2003-J 2A1 2.504% due 10/25/2033(2)	635,702	646,263
2003-N 2A1 2.491% due 12/25/2033(2)	1,283,203	1,284,241
2004-M A7 2.615% due 8/25/2034(2)	4,873,088	4,975,437
2004-O A1 4.857% due 8/25/2034(2)	2,397,891	2,446,566
2004-Z 2A2 2.615% due 12/25/2034(2)	2,515,182	2,561,854
2005-2 2A1 4.75% due 4/25/2020	235,056	243,407
2005-AR10 2A6 2.614% due 6/25/2035(2)	5,671,414	5,741,439
2005-AR12 2A5 2.618% due 6/25/2035(2)	4,632,833	4,685,629
2005-AR12 2A6 2.618% due 6/25/2035(2)	5,162,493	5,209,157
Total Collateralized Mortgage Obligations (Cost $154,789,102)		155,946,751

	Principal Amount	Value
Senior Secured Loans – 10.1%
Building Materials – 0.7%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(2)	4,218,125	4,203,615
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(2)	3,424,125	3,425,186

		7,628,801
Consumer Products – 0.6%
Bombardier Recreational Products, Inc. New Term Loan B 4.00% due 1/30/2019(2)	6,794,286	6,796,188

		6,796,188
Finance Companies – 0.2%
Guggenheim Partners LLC Term Loan 4.25% due 7/22/2020(2)	2,779,000	2,783,168

		2,783,168

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	47

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Food And Beverage – 0.6%
H.J. Heinz Co. Term Loan B1 3.25% due 6/7/2019(2)	$7,227,000	$7,234,516

		7,234,516
Gaming – 2.2%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(2)	3,887,843	3,902,423
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(2)	4,935,667	4,946,772
MGM Resorts International Term Loan B 3.50% due 12/20/2019(2)	7,028,643	7,004,465
Pinnacle Entertainment, Inc. Term Loan B2 3.75% due 8/13/2020(2)	3,297,049	3,302,522
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(2)	5,970,000	5,901,882

		25,058,064
Healthcare – 1.4%
DaVita HealthCare Partners, Inc. Term Loan B 3.50% due 6/24/2021(2)	3,000,000	3,012,270
Fresenius Medical Care AG & Co. KGaA USD Term Loan A 1.975% due 10/30/2017(2)	3,780,996	3,780,996
Fresenius SE & Co. KGaA USD Term Loan B 2.234% due 8/7/2019(2)	8,932,500	8,947,417

		15,740,683
Leisure – 1.0%
Kasima LLC New Term Loan B 3.25% due 5/17/2021(2)	7,050,000	7,019,191
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(2)	5,210,625	5,122,722

		12,141,913
Media - Entertainment – 0.4%
CBS Outdoor Americas Capital LLC Term Loan B 3.00% due 1/31/2021(2)	1,000,000	996,000

48	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Media - Entertainment (continued)
Tribune Co. 2013 Term Loan 4.00% due 12/27/2020(2)	$3,482,500	$3,487,933

		4,483,933
Pharmaceuticals – 1.6%
Amgen, Inc. Term Loan 1.234% due 9/18/2018(2)	8,325,000	8,304,188
Quintiles Transnational Corp. Term Loan B3 3.75% due 6/8/2018(2)	3,250,000	3,246,750
RPI Finance Trust Term Loan A 2.234% due 8/9/2016(2)	3,180,748	3,174,800
Term Loan B2 3.25% due 5/9/2018(2)	3,833,658	3,836,533

		18,562,271
Refining – 0.5%
Citgo Petroleum Corp. Term Loan C 9.00% due 6/23/2017(2)	2,096,429	2,122,634
Tesoro Corp. Term Loan B 2.401% due 5/30/2016(2)	3,577,500	3,581,972

		5,704,606
Wireless – 0.7%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(2)	7,605,943	7,602,216

		7,602,216
Wirelines – 0.2%
Windstream Corp. Term Loan B4 3.50% due 1/23/2020(2)	2,771,859	2,764,930

		2,764,930
Total Senior Secured Loans (Cost $116,625,837)		116,501,289

	Principal Amount	Value
Commercial Mortgage-Backed Securities – 21.9%
American Tower Trust I 13 1A 1.551% due 3/15/2043(1)(3)	7,000,000	6,971,517

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	49

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage Trust 2006-1 A4 5.372% due 9/10/2045(2)	$255,000	$268,930
2007-3 AM 5.775% due 6/10/2049(2)	4,050,000	4,461,168
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-4 A5B 4.997% due 7/10/2045(1)(2)	10,000,000	10,383,390
2005-5 A4 5.115% due 10/10/2045(1)(2)	13,879,174	14,445,402
Bear Stearns Commercial Mortgage Securities Trust 2005-PW10 A4 5.405% due 12/11/2040(1)(2)	14,110,000	14,677,448
2006-T24 AM 5.568% due 10/12/2041(2)	9,300,000	10,105,222
2007-PW16 AM 5.898% due 6/11/2040(2)	2,800,000	3,107,205
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(2)(3)	13,988	13,968
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049	4,515,000	4,897,317
2014-388G B 1.205% due 6/15/2033(2)(3)	4,775,000	4,787,009
Commercial Mortgage Trust 2005-C6 AJ 5.209% due 6/10/2044(2)	2,443,000	2,536,999
Crown Castle Towers LLC Sr. Sec. Nt. 3.214% due 8/15/2015(3)	3,650,000	3,708,196
CS Commercial Mortgage Trust 2006-C3 A3 5.982% due 6/15/2038(2)	12,569,807	13,498,954
Hilton U.S.A. Trust 2013-HLT AFX 2.662% due 11/5/2030(2)(3)	8,000,000	8,101,800
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A4 5.038% due 3/15/2046(2)	6,067,238	6,113,367
2005-LDP5 AM 5.447% due 12/15/2044(2)	2,420,000	2,569,154
2006-LDP7 AM 6.057% due 4/15/2045(2)	6,400,000	6,971,398
2007-CB18 A4 5.44% due 6/12/2047	12,044,212	13,137,959

50	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD12 AM 6.218% due 2/15/2051(2)	$4,000,000	$4,487,376
LB-UBS Commercial Mortgage Trust 2005-C3 AJ 4.843% due 7/15/2040	2,520,000	2,587,879
2006-C6 A4 5.372% due 9/15/2039	11,250,000	12,175,954
Merrill Lynch Mortgage Trust 2005-LC1 A4 5.291% due 1/12/2044(2)	2,736,691	2,879,418
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A2 1.689% due 12/15/2048	8,500,000	8,411,073
Morgan Stanley Capital I Trust 2005-IQ10 A4A 5.23% due 9/15/2042(1)(2)	10,660,575	11,023,930
2006-HQ8 A4 5.598% due 3/12/2044(2)	9,156,457	9,630,267
Motel 6 Trust 2012-MTL6 A2 1.948% due 10/5/2025(3)	11,600,000	11,613,178
SBA Tower Trust 2.24% due 4/16/2018(3)	13,000,000	12,898,847
2.933% due 12/15/2017(3)	5,000,000	5,095,520
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5 5.215% due 1/15/2041(2)	1,285,676	1,287,258
2005-C18 A4 4.935% due 4/15/2042	4,500,000	4,587,534
2005-C18 AJ2 5.022% due 4/15/2042(2)	4,000,000	4,121,656
2005-C21 A4 5.414% due 10/15/2044(2)	4,758,305	4,967,313
2006-C28 AM 5.603% due 10/15/2048(2)	5,000,000	5,398,885
2006-C29 A4 5.308% due 11/15/2048	12,080,031	13,091,855
2007-C33 AM 6.14% due 2/15/2051(2)	5,250,000	5,854,795
Total Commercial Mortgage-Backed Securities (Cost $257,591,167)		250,869,141

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	51

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Corporate Bonds – 37.8%
Aerospace & Defense – 0.7%
Bombardier, Inc. Sr. Nt. 4.25% due 1/15/2016(3)	$3,250,000	$3,355,625
Textron, Inc. Sr. Nt. 6.20% due 3/15/2015	4,600,000	4,787,616

		8,143,241
Automotive – 0.9%
Ford Motor Credit Co. LLC Sr. Nt. 1.70% due 5/9/2016	2,600,000	2,633,106
2.75% due 5/15/2015	4,000,000	4,076,796
General Motors Financial Co., Inc. 3.25% due 5/15/2018	4,000,000	4,060,000

		10,769,902
Banking – 10.3%
Ally Financial, Inc. 2.75% due 1/30/2017	2,900,000	2,932,625
3.125% due 1/15/2016	2,000,000	2,052,500
Amsouth Bank Sub. Nt. Series AI 5.20% due 4/1/2015	3,000,000	3,094,791
Bank of America Corp. Sr. Nt. 4.50% due 4/1/2015	6,500,000	6,693,888
Barclays Bank PLC Sub. Nt. 6.05% due 12/4/2017(3)	4,500,000	5,104,863
Capital One Financial Corp. Sr. Nt. 1.00% due 11/6/2015	3,000,000	3,008,226
Capital One N.A. Sr. Nt. 1.50% due 3/22/2018	4,000,000	3,962,704
Citigroup, Inc. Sr. Nt. 1.25% due 1/15/2016	8,500,000	8,551,195
Sub. Nt. 5.00% due 9/15/2014	1,500,000	1,513,281
Credit Agricole S.A. Sr. Nt. 1.625% due 4/15/2016(3)	4,500,000	4,559,711
Intesa Sanpaolo S.p.A. 3.125% due 1/15/2016	9,000,000	9,251,136

52	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Banking (continued)
JPMorgan Chase & Co. Sr. Nt. 1.10% due 10/15/2015	$4,000,000	$4,016,624
Macquarie Bank Ltd. Sr. Nt. 3.45% due 7/27/2015(3)	4,750,000	4,887,085
Morgan Stanley Sr. Nt. 1.75% due 2/25/2016	4,700,000	4,766,749
3.45% due 11/2/2015	3,750,000	3,880,129
Regions Bank Sub. Nt. 7.50% due 5/15/2018	4,500,000	5,355,954
Royal Bank of Scotland Group PLC Sr. Nt. 1.875% due 3/31/2017	3,750,000	3,783,409
2.55% due 9/18/2015	7,000,000	7,144,368
Standard Chartered PLC Sr. Nt. 3.85% due 4/27/2015(3)	4,500,000	4,616,550
Sumitomo Mitsui Banking Corp. Sr. Nt. 1.90% due 1/12/2015(3)	4,500,000	4,526,483
SunTrust Banks, Inc. Sr. Nt. 3.60% due 4/15/2016	4,600,000	4,822,511
The Goldman Sachs Group, Inc. Sr. Nt. 1.60% due 11/23/2015	2,500,000	2,525,940
3.30% due 5/3/2015	6,750,000	6,899,917
The Huntington National Bank Sr. Nt. 1.30% due 11/20/2016	4,000,000	4,017,400
U.S. Bancorp Jr. Sub. Nt. 3.442% due 2/1/2016	5,000,000	5,207,495
Wells Fargo Bank N.A. Sub. Nt. 5.75% due 5/16/2016	800,000	872,422

		118,047,956
Brokerage – 1.6%
E*Trade Financial Corp. Sr. Nt. 6.75% due 6/1/2016(1)	5,000,000	5,425,000
Jefferies Group LLC Sr. Nt. 3.875% due 11/9/2015	6,000,000	6,191,700

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	53

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Brokerage (continued)
Nomura Holdings, Inc. Sr. Nt. 2.00% due 9/13/2016	$7,000,000	$7,114,240

		18,730,940
Building Materials – 0.5%
Martin Marietta Materials, Inc. Sr. Nt. 6.60% due 4/15/2018	4,500,000	5,155,376

		5,155,376
Cable Satellite – 0.7%
DISH DBS Corp. 6.625% due 10/1/2014	3,500,000	3,543,750
Time Warner Cable, Inc. 5.85% due 5/1/2017	4,000,000	4,498,676

		8,042,426
Chemicals – 0.6%
Ashland, Inc. Sr. Nt. 3.00% due 3/15/2016	2,700,000	2,754,000
Yara International ASA Sr. Nt. 5.25% due 12/15/2014(3)	4,500,000	4,593,983

		7,347,983
Construction Machinery – 0.5%
CNH Industrial Capital LLC
3.25% due 2/1/2017	2,500,000	2,534,375
3.875% due 11/1/2015	2,750,000	2,805,000

		5,339,375
Consumer Cyclical Services – 0.4%
The ADT Corp. Sr. Nt. 2.25% due 7/15/2017	4,500,000	4,443,750

		4,443,750
Diversified Manufacturing – 0.5%
Pentair Finance S.A.
1.35% due 12/1/2015	1,750,000	1,763,556
1.875% due 9/15/2017	3,750,000	3,790,841

		5,554,397
Electric – 1.1%
DPL, Inc. Sr. Nt. 6.50% due 10/15/2016	1,800,000	1,939,500

54	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Electric (continued)
FirstEnergy Corp. Sr. Nt. Series A 2.75% due 3/15/2018	$2,400,000	$2,428,721
GenOn Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	2,750,000	2,921,875
The Dayton Power & Light Co. 1.875% due 9/15/2016(3)	5,800,000	5,898,234

		13,188,330
Finance Companies – 0.6%
AerCap Ireland Capital Ltd. 2.75% due 5/15/2017(3)	2,900,000	2,918,125
CIT Group, Inc. Sr. Nt. 4.25% due 8/15/2017	3,250,000	3,390,156

		6,308,281
Financial - Other – 0.2%
Icahn Enterprises LP 3.50% due 3/15/2017	2,700,000	2,730,375

		2,730,375
Food And Beverage – 0.5%
Pernod Ricard S.A. Sr. Nt. 2.95% due 1/15/2017(3)	5,000,000	5,199,640

		5,199,640
Government Related – 1.8%
Abu Dhabi National Energy Co. Sr. Nt. 2.50% due 1/12/2018(3)	4,500,000	4,565,484
CNOOC Nexen Finance ULC 1.625% due 4/30/2017	8,500,000	8,521,819
Petrobras Global Finance B.V.
2.00% due 5/20/2016	1,000,000	1,001,444
3.25% due 3/17/2017	4,250,000	4,357,482
Petrobras International Finance Co. 2.875% due 2/6/2015	2,250,000	2,274,008

		20,720,237
Healthcare – 0.9%
McKesson Corp. Sr. Nt. 0.95% due 12/4/2015	1,750,000	1,757,061
Owens & Minor, Inc. 6.35% due 4/15/2016	4,100,000	4,416,934

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	55

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Healthcare (continued)
Thermo Fisher Scientific, Inc. Sr. Nt. 1.30% due 2/1/2017	$4,500,000	$4,506,633

		10,680,628
Home Construction – 0.7%
DR Horton, Inc. 3.625% due 2/15/2018	4,500,000	4,606,875
MDC Holdings, Inc. 5.375% due 7/1/2015	3,500,000	3,640,000

		8,246,875
Industrial - Other – 0.4%
URS Corp. 3.85% due 4/1/2017	4,500,000	4,690,035

		4,690,035
Insurance - Life – 0.5%
Lincoln National Corp. Sr. Nt. 4.30% due 6/15/2015	2,965,000	3,064,120
Prudential Financial, Inc. Sr. Nt. 4.75% due 9/17/2015	3,000,000	3,148,545

		6,212,665
Insurance: Property - Casualty – 1.6%
Assurant, Inc. Sr. Nt. 2.50% due 3/15/2018	4,500,000	4,533,345
Axis Capital Holdings Ltd. Sr. Nt. 5.75% due 12/1/2014	4,700,000	4,799,997
Willis Group Holdings PLC 4.125% due 3/15/2016	4,500,000	4,705,205
XLIT Ltd. 2.30% due 12/15/2018	4,000,000	3,978,212

		18,016,759
Media - Entertainment – 1.1%
21st Century Fox America, Inc. 5.30% due 12/15/2014	4,500,000	4,601,304
RR Donnelley & Sons Co. Sr. Nt. 5.50% due 5/15/2015	3,000,000	3,097,500
Time Warner, Inc. 3.15% due 7/15/2015	4,500,000	4,624,106

		12,322,910

56	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Metals And Mining – 1.9%
ArcelorMittal Sr. Nt. 4.25% due 2/25/2015	$3,900,000	$3,963,375
FMG Resources August 2006 Pty. Ltd. 6.00% due 4/1/2017(3)	3,000,000	3,097,500
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 1.40% due 2/13/2015	2,700,000	2,710,687
Glencore Finance Canada Ltd. 2.05% due 10/23/2015(3)	750,000	758,496
2.85% due 11/10/2014(3)	3,500,000	3,520,058
Plains Exploration & Production Co. 8.625% due 10/15/2019	4,275,000	4,574,250
Steel Dynamics, Inc. 7.625% due 3/15/2020	2,500,000	2,678,125

		21,302,491
Midstream – 1.7%
Buckeye Partners LP Sr. Nt. 2.65% due 11/15/2018	3,400,000	3,456,698
Enterprise Products Operating LLC Series A 8.375% due 8/1/2066(2)	1,800,000	2,026,080
Midcontinent Express Pipeline LLC Sr. Nt. 5.45% due 9/15/2014(3)	4,500,000	4,527,207
Rockies Express Pipeline LLC Sr. Nt. 3.90% due 4/15/2015(3)	4,700,000	4,747,000
Williams Partners LP Sr. Nt. 3.80% due 2/15/2015	4,500,000	4,586,558

		19,343,543
Office - REITs – 0.2%
BioMed Realty LP 3.85% due 4/15/2016	1,700,000	1,778,564

		1,778,564
Oil Field Services – 1.1%
Nabors Industries, Inc. 2.35% due 9/15/2016	3,400,000	3,470,951
Transocean, Inc. 2.50% due 10/15/2017	5,000,000	5,105,960
Weatherford International LLC 6.35% due 6/15/2017	4,000,000	4,545,112

		13,122,023

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	57

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Pharmaceuticals – 1.4%
AbbVie, Inc. Sr. Nt. 1.20% due 11/6/2015	$6,500,000	$6,543,888
Mallinckrodt International Finance S.A. 3.50% due 4/15/2018	3,500,000	3,482,500
Mylan, Inc. Sr. Nt. 1.35% due 11/29/2016	2,250,000	2,253,749
Zoetis, Inc. Sr. Nt. 1.15% due 2/1/2016	3,400,000	3,421,355

		15,701,492
Refining – 0.2%
Phillips 66 1.95% due 3/5/2015	2,700,000	2,727,019

		2,727,019
Retail - REITs – 1.5%
ARC Properties Operating Partnership LP 2.00% due 2/6/2017(3)	3,500,000	3,508,421
Realty Income Corp. Sr. Nt. 5.375% due 9/15/2017	4,000,000	4,450,264
Tanger Properties LP Sr. Nt. 6.15% due 11/15/2015	4,500,000	4,824,756
WEA Finance LLC 5.75% due 9/2/2015(3)	4,600,000	4,974,389

		17,757,830
Retailers – 0.2%
CVS Caremark Corp. Sr. Nt. 1.20% due 12/5/2016	2,500,000	2,515,280

		2,515,280
Supermarkets – 0.2%
Tesco PLC Sr. Nt. 2.00% due 12/5/2014(3)	1,800,000	1,810,422

		1,810,422
Technology – 1.1%
Avnet, Inc. Sr. Nt. 6.00% due 9/1/2015	3,650,000	3,855,572

58	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Technology (continued)
Hewlett-Packard Co. Sr. Nt. 2.35% due 3/15/2015	$5,500,000	$5,571,692
NXP B.V. 3.50% due 9/15/2016(3)	3,400,000	3,463,750

		12,891,014
Transportation Services – 0.6%
Heathrow Funding Ltd. Sr. Sec. Nt. 2.50% due 6/25/2015(3)	3,846,000	3,908,801
Ryder System, Inc. Sr. Nt. 3.60% due 3/1/2016	2,500,000	2,614,840

		6,523,641
Wireless – 1.1%
America Movil S.A.B. de C.V. 3.625% due 3/30/2015	8,500,000	8,682,750
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018	3,602,000	3,924,710

		12,607,460
Wirelines – 0.5%
Verizon Communications, Inc. Sr. Nt. 2.50% due 9/15/2016	5,800,000	5,978,309

		5,978,309
Total Corporate Bonds (Cost $427,248,840)		433,951,169

	Principal Amount	Value
Hybrid ARMS – 0.0%
FNMA 2.44% due 8/1/2046(2)	25,808	25,953

Total Hybrid ARMS (Cost $26,023)		25,953

	Principal Amount	Value
Mortgage-Backed Securities – 0.0%
FHLMC 7.00% due 9/1/2038	20,303	23,075

Total Mortgage-Backed Securities (Cost $21,032)		23,075

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	59

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Municipal Bonds – 0.4%
Illinois St. G.O. 4.511% due 3/1/2015	$4,400,000	$4,516,600

Total Municipal Bonds (Cost $4,456,389)		4,516,600

	Principal Amount	Value
U.S. Agencies – 0.0%
FHLMC 2.00% due 8/25/2016	400,000	412,041

Total U.S. Agencies (Cost $406,970)		412,041

	Principal Amount	Value
U.S. Government Securities – 4.3%
U.S. Treasury Notes 0.375% due 3/31/2016	3,250,000	3,250,634
1.50% due 5/31/2019	25,250,000	25,123,750
1.625% due 3/31/2019 - 6/30/2019	21,000,000	21,034,692
Total U.S. Government Securities (Cost $49,431,135)		49,409,076

	Principal Amount	Value
Repurchase Agreements – 1.6%

State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $17,922,000, due 7/1/2014(4)	17,922,000	17,922,000
Total Repurchase Agreements (Cost $17,922,000)		17,922,000
Total Investments – 100.6% (Cost $1,153,254,156)		1,154,315,385
Other Liabilities, Net – (0.6)%		(6,624,570)
Total Net Assets – 100.0%		$1,147,690,815

(1)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2014.
(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2014, the aggregate market value of these securities amounted to $198,491,418, representing 17.3% of net assets.

60	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS LOW DURATION BOND FUND

These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	6/30/2018	$18,284,219

The table below presents futures contracts as of June 30, 2014:

Description (unaudited)	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts

2 YR U.S. Treasury Note	Goldman Sachs & Co.	280	9/30/2014	$61,486	$(62,238)

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$124,738,290	$—	$124,738,290
Collateralized Mortgage Obligations	—	155,946,751	—	155,946,751
Senior Secured Loans	—	116,501,289	—	116,501,289
Commercial Mortgage-Backed Securities	—	250,869,141	—	250,869,141
Corporate Bonds	—	433,951,169	—	433,951,169
Hybrid ARMS	—	25,953	—	25,953
Mortgage-Backed Securities	—	23,075	—	23,075
Municipal Bonds	—	4,516,600	—	4,516,600
U.S. Agencies	—	412,041	—	412,041
U.S. Government Securities	—	49,409,076	—	49,409,076
Repurchase Agreements	—	17,922,000	—	17,922,000
Other Financial Instruments:
Financial Futures Contracts	(62,238)	—	—	(62,238)
Total	$(62,238)	$1,154,315,385	$—	$1,154,253,147

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	61

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Senior Secured Loans – 30.9%
Cable Satellite – 1.0%
Grande Communications Holdings Term Loan B 4.50% due 5/22/2020(1)	$1,196,981	$1,192,493

		1,192,493
Chemicals – 1.2%
Arysta LifeScience Corp. 2nd Lien Term Loan 8.25% due 11/30/2020(1)	1,350,000	1,370,250

		1,370,250
Electric – 1.3%
Viva Alamo LLC Term Loan B 4.75% due 2/20/2021(1)	1,496,250	1,511,212

		1,511,212
Food And Beverage – 3.1%
Aramark Corp. USD Term Loan F 3.25% due 2/24/2021(1)	1,197,000	1,188,023
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(1)	1,197,000	1,186,155
H.J. Heinz Co. Term Loan B2 3.50% due 6/5/2020(1)	1,189,496	1,197,870

		3,572,048
Healthcare – 3.8%
CareCore National LLC Term Loan B 5.50% due 3/5/2021(1)	1,496,250	1,508,415
Connolly Corp. 2nd Lien Term Loan 8.00% due 5/14/2022(1)	1,500,000	1,521,255
Phillips-Medisize Corp. 2nd Lien Term Loan 8.25% due 5/30/2022(1)	1,350,000	1,355,062

		4,384,732
Independent Energy – 2.6%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	1,500,000	1,530,000
Fieldwood Energy LLC 2nd Lien Term Loan 8.375% due 9/30/2020(1)	1,350,000	1,391,175

		2,921,175

62	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Industrial - Other – 0.9%
Road Infrastructure Investment LLC New 2nd Lien Term Loan 7.75% due 9/21/2021(1)	$1,000,000	$993,330

		993,330
Insurance: Property - Casualty – 2.5%
Asurion LLC New 2nd Lien Term Loan 8.50% due 3/3/2021(1)	1,350,000	1,399,275
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	1,496,231	1,497,174

		2,896,449
Leisure – 1.0%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	1,196,985	1,176,792

		1,176,792
Media - Entertainment – 3.3%
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	993,750	990,023
IMG Worldwide Holdings LLC 2nd Lien Term Loan 8.25% due 5/1/2022(1)	1,350,000	1,371,938
Media General, Inc. Delayed Draw Term Loan B 4.25% due 7/31/2020(1)	1,448,824	1,454,242

		3,816,203
Oil Field Services – 5.4%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/2/2021(1)	1,000,000	983,330
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	1,400,000	1,421,882
Floatel international Ltd. USD Term Loan B 6.00% due 5/2/2020(1)	1,500,000	1,508,445
Stallion Oilfield Services Ltd. Term Loan B 8.00% due 6/19/2018(1)	725,315	735,288
UTEX Industries, Inc. 2nd Lien Term Loan 2014 8.25% due 5/22/2022(1)	1,500,000	1,513,125

		6,162,070

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	63

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Technology – 4.8%
Applied Systems, Inc. New 2nd Lien Term Loan 7.50% due 1/23/2022(1)	$500,000	$509,000
Avaya, Inc. Term Loan B6 6.50% due 3/30/2018(1)	997,074	997,213
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	1,350,000	1,360,975
ION Trading Technologies S.a.r.l. New 2nd Lien Term Loan 7.25% due 5/15/2022(1)	1,350,000	1,354,496
Renaissance Learning, Inc. New 2nd Lien Term Loan 8.00% due 4/1/2022(1)	1,250,000	1,243,750

		5,465,434
Total Senior Secured Loans (Cost $35,238,924)		35,462,188

	Principal Amount	Value
Corporate Bonds – 65.6%
Automotive – 0.7%
American Axle & Manufacturing, Inc. 7.75% due 11/15/2019(2)	730,000	841,325

		841,325
Cable Satellite – 2.2%
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(3)	1,200,000	1,275,000
Intelsat Luxembourg S.A. 8.125% due 6/1/2023	1,200,000	1,297,500

		2,572,500
Chemicals – 2.1%
Axalta Coating Systems U.S. Holdings, Inc. 7.375% due 5/1/2021(2)(3)	750,000	817,500
Hexion U.S. Finance Corp. Sr. Sec. Nt. 8.875% due 2/1/2018	1,550,000	1,612,000

		2,429,500
Consumer Cyclical Services – 1.4%
Monitronics International, Inc. 9.125% due 4/1/2020(2)	1,500,000	1,601,250

		1,601,250

64	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Consumer Products – 0.6%
PC Nextco Holdings LLC Sr. Nt. 8.75% due 8/15/2019(3)(4)	$670,000	$684,238

		684,238
Diversified Manufacturing – 1.2%
Gates Global LLC Sr. Nt. 6.00% due 7/15/2022(3)	1,330,000	1,330,000

		1,330,000
Electric – 2.7%
AES Corp. Sr. Nt. 7.375% due 7/1/2021	1,550,000	1,813,500
Calpine Corp. Sr. Sec. Nt. 5.875% due 1/15/2024(3)	1,200,000	1,266,000

		3,079,500
Gaming – 3.7%
Boyd Gaming Corp. 9.00% due 7/1/2020	1,400,000	1,543,500
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	1,500,000	1,575,000
Scientific Games International, Inc. 6.625% due 5/15/2021(3)	1,200,000	1,188,000

		4,306,500
Government Related – 0.9%
Citgo Petroleum Corp. Sr. Sec. Nt. 11.50% due 7/1/2017(3)	945,000	1,001,700

		1,001,700
Healthcare – 6.8%
Amsurg Corp. 5.625% due 11/30/2020(2)	1,300,000	1,313,000
ConvaTec Finance International S.A. Sr. Nt. 8.25% due 1/15/2019(3)(4)	1,200,000	1,227,000
DaVita HealthCare Partners, Inc. 5.125% due 7/15/2024	1,600,000	1,610,000
INC Research LLC Sr. Nt. 11.50% due 7/15/2019(3)	630,000	715,050
Tenet Healthcare Corp. Sr. Nt. 8.125% due 4/1/2022	1,450,000	1,678,375

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	65

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Healthcare (continued)
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	$1,200,000	$1,257,000

		7,800,425
Home Construction – 4.4%
Meritage Homes Corp. 7.15% due 4/15/2020	850,000	947,750
WCI Communities, Inc. 6.875% due 8/15/2021	1,000,000	1,030,000
6.875% due 8/15/2021(3)	670,000	690,100
Weekley Homes LLC Sr. Nt. 6.00% due 2/1/2023	1,200,000	1,200,000
Woodside Homes Co. LLC Sr. Nt. 6.75% due 12/15/2021(2)(3)	1,200,000	1,224,000

		5,091,850
Independent Energy – 11.2%
Alta Mesa Holdings LP 9.625% due 10/15/2018	1,120,000	1,176,000
Bonanza Creek Energy, Inc. 6.75% due 4/15/2021	420,000	449,400
BreitBurn Energy Partners LP 7.875% due 4/15/2022	560,000	606,200
Eagle Rock Energy Partners LP 8.375% due 6/1/2019	780,000	842,400
Energy XXI Gulf Coast, Inc. 6.875% due 3/15/2024(3)	1,600,000	1,632,000
EV Energy Partners LP 8.00% due 4/15/2019	680,000	714,000
Halcon Resources Corp. 9.75% due 7/15/2020	1,310,000	1,429,538
Linn Energy LLC Sr. Nt. 6.25% due 11/1/2019	600,000	628,500
Memorial Production Partners LP 7.625% due 5/1/2021	800,000	837,000
Midstates Petroleum Co., Inc. 9.25% due 6/1/2021	1,365,000	1,498,087
Northern Blizzard Resources, Inc. 7.25% due 2/1/2022(3)	600,000	618,000
Samson Investment Co. 10.75% due 2/15/2020(2)(3)	1,470,000	1,549,012
Sanchez Energy Corp. 6.125% due 1/15/2023(3)	330,000	340,725

66	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Independent Energy (continued)
SandRidge Energy, Inc. 7.50% due 3/15/2021	$500,000	$541,875

		12,862,737
Industrial - Other – 0.7%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(3)	800,000	848,000

		848,000
Insurance: Property - Casualty – 1.1%
Hockey Merger Sub 2, Inc. Sr. Nt. 7.875% due 10/1/2021(3)	1,200,000	1,285,500

		1,285,500
Media - Entertainment – 4.2%
AMC Networks, Inc. 4.75% due 12/15/2022	1,200,000	1,200,000
Getty Images, Inc. Sr. Nt. 7.00% due 10/15/2020(3)	1,200,000	1,099,500
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024(2)(3)	1,100,000	1,149,500
Univision Communications, Inc. Sr. Sec. Nt. 6.75% due 9/15/2022(3)	1,214,000	1,342,987

		4,791,987
Metals And Mining – 0.6%
TMS International Corp. 7.625% due 10/15/2021(3)	600,000	640,500

		640,500
Midstream – 3.3%
Gibson Energy, Inc. Sr. Nt. 6.75% due 7/15/2021(2)(3)	800,000	866,000
Martin Midstream Partners LP 7.25% due 2/15/2021	850,000	901,000
NGL Energy Partners LP 6.875% due 10/15/2021(3)	450,000	479,250
Targa Resources Partners LP 6.875% due 2/1/2021	500,000	541,250
Tesoro Logistics LP 5.875% due 10/1/2020(3)	928,000	979,040

		3,766,540

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	67

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Oil Field Services – 1.4%
Exterran Partners LP 6.00% due 4/1/2021	$1,050,000	$1,060,500
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023	500,000	507,500

		1,568,000
Paper – 1.1%
Millar Western Forest Products Ltd. Sr. Nt. 8.50% due 4/1/2021	1,200,000	1,281,000

		1,281,000
Pharmaceuticals – 2.0%
JLL/Delta Dutch Newco B.V. Sr. Nt. 7.50% due 2/1/2022(3)	1,500,000	1,552,500
Par Pharmaceutical Cos., Inc. 7.375% due 10/15/2020	670,000	720,250

		2,272,750
Refining – 2.1%
Calumet Specialty Products Partners LP 7.625% due 1/15/2022(2)	1,550,000	1,666,250
Northern Tier Energy LLC Sr. Sec. Nt. 7.125% due 11/15/2020	670,000	726,113

		2,392,363
REITs – 0.8%
Sabra Health Care LP 5.50% due 2/1/2021	850,000	892,500

		892,500
Retailers – 2.1%
Neiman Marcus Group Ltd. LLC 8.75% due 10/15/2021(3)(4)	1,050,000	1,144,500
The Pantry, Inc. 8.375% due 8/1/2020	1,200,000	1,296,000

		2,440,500
Supermarkets – 1.1%
BI-LO LLC Sr. Nt. 8.625% due 9/15/2018(3)(4)	1,200,000	1,218,000

		1,218,000
Technology – 3.8%
Advanced Micro Devices, Inc. Sr. Nt. 7.00% due 7/1/2024(3)	1,200,000	1,225,500

68	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH YIELD FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Technology (continued)
Amkor Technology, Inc. 7.375% due 5/1/2018	$250,000	$259,375
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(3)	830,000	765,675
First Data Corp. 12.625% due 1/15/2021(2)	1,750,000	2,154,687

		4,405,237
Wireless – 2.3%
SBA Communications Corp. Sr. Nt. 4.875% due 7/15/2022(3)	1,370,000	1,352,875
Wind Acquisition Finance S.A. Sr. Sec. Nt. 4.75% due 7/15/2020(3)	1,330,000	1,339,975

		2,692,850
Wirelines – 1.1%
EarthLink Holdings Corp. Sr. Sec. Nt. 7.375% due 6/1/2020	1,200,000	1,279,500

		1,279,500
Total Corporate Bonds (Cost $73,113,939)		75,376,752

	Principal Amount	Value
Repurchase Agreements – 6.4%

State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $7,339,000, due 7/1/2014(5)	7,339,000	7,339,000
Total Repurchase Agreements (Cost $7,339,000)		7,339,000
Total Investments – 102.9% (Cost $115,691,863)		118,177,940
Other Liabilities, Net – (2.9)%		(3,343,275)
Total Net Assets – 100.0%		$114,834,665

(1)	Variable rate security. The rate shown is the rate in effect at June 30, 2014.
(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(3)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2014, the aggregate market value of these securities amounted to $34,422,627, representing 30.0% of net assets.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	69

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)

Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2014, interest payments had been made in cash.

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	6/30/2018	$7,489,016

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$35,462,188	$—	$35,462,188
Corporate Bonds	—	75,376,752	—	75,376,752
Repurchase Agreements	—	7,339,000	—	7,339,000
Total	$—	$118,177,940	$—	$118,177,940

70	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Municipal Bonds – 98.6%
Arizona – 0.7%
Chandler AZ G.O. 5.00% due 7/1/2021	$1,500,000	$1,723,560

		1,723,560
California – 7.6%
California St. Pub. Wrks. Brd. Lease Rev. Dept. Dev. Svcs. Porterville Ser. C 6.50% due 4/1/2029	1,500,000	1,788,270
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A 6.125% due 4/1/2028	1,000,000	1,180,320
Trustees Calif. St. Univ. Ser. D 6.125% due 4/1/2028	1,245,000	1,481,276
Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029	1,875,000	2,237,813
California St. Var. Purp. G.O. 6.00% due 3/1/2033 - 11/1/2035	5,000,000	6,032,730
6.50% due 4/1/2033	2,000,000	2,434,720
San Diego Cnty. CA Regl. Arpt. Auth. Rev. AMT-Senior-Ser. B 5.00% due 7/1/2038	1,200,000	1,289,904
San Francisco City & Cnty. Arpt. Commn. Intl. Rev. Ref-AMT-Second-Ser. C 5.00% due 5/1/2025	1,500,000	1,678,020
Univ. of California Revs. Ser. O 5.75% due 5/15/2029	1,000,000	1,189,410

		19,312,463
Colorado – 1.2%
Colorado Hsg. & Fin. Auth. Rev. Single Family Mtg. Ser. A FHA Insured 5.50% due 11/1/2029	885,000	924,701
Colorado St. Health Facs. Auth. Rev. Catholic Health-Ser. A 5.25% due 2/1/2031	2,000,000	2,237,640

		3,162,341
Connecticut – 3.9%
Connecticut St. G.O. Ser. C 5.75% due 11/1/2019	1,500,000	1,804,545
Ser. D 0.83% due 9/15/2018(1)	1,000,000	1,014,650
5.00% due 11/1/2030	2,000,000	2,265,520
Ser. E 5.00% due 9/15/2032	1,000,000	1,128,110
Sifma Index Ser. A 0.91% due 3/1/2022(1)	2,000,000	2,009,620

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	71

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Connecticut (continued)
Connecticut St. Spl. Tax Oblig. Rev. Transn. Infrastructure Ser. A 5.00% due 11/1/2027	$1,500,000	$1,676,385

		9,898,830
Delaware – 0.6%
Wilmington Delaware G.O. Ser. A 5.00% due 12/1/2018(2)	1,195,000	1,398,496
5.00% due 12/1/2028	55,000	61,390

		1,459,886
District Of Columbia – 0.6%
Metropolitan Washington DC Arpt. Auth. Sys. Rev. AMT-Ser.C 5.00% due 10/1/2028	1,500,000	1,658,970

		1,658,970
Florida – 2.7%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj. 7.00% due 4/1/2039	1,500,000	1,712,070
Florida St. G.O. Dept. Trans. Right of Way 5.375% due 7/1/2027	1,500,000	1,705,770
Miami-Dade Cnty. FLA Aviation Rev. Ser. A 6.00% due 10/1/2027	1,500,000	1,784,085
Palm Beach Cnty. FLA Wtr. & Swr. Rev. FPL Reclaimed Wtr. Proj. 5.25% due 10/1/2033	1,500,000	1,718,190

		6,920,115
Georgia – 3.8%
Atlanta GA Arpt. Rev. Ref-Gen-Ser. C 5.25% due 1/1/2030	1,000,000	1,144,560
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.00% due 11/1/2027 - 11/1/2029	3,000,000	3,582,585
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2018(2)	1,760,000	2,018,843
5.00% due 2/1/2032 - 2/1/2036	2,740,000	3,005,407

		9,751,395
Illinois – 5.7%
Cook Cnty. IL G.O. Ref-Ser. C 5.00% due 11/15/2019	1,000,000	1,158,540

72	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TAX-EXEMPT FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Illinois (continued)
Illinois St. G.O. 5.00% due 3/1/2017 - 1/1/2019	$6,350,000	$7,057,666
5.50% due 7/1/2027	2,000,000	2,274,940
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ref. Ser. A-1 5.25% due 1/1/2030	2,000,000	2,239,280
Ser. B 5.50% due 1/1/2033	1,500,000	1,681,740

		14,412,166
Indiana – 0.9%
Indiana Fin. Auth. Health Sys. Rev. Sisters of St. Francis Health 5.00% due 11/1/2025	2,000,000	2,210,040

		2,210,040
Kansas – 1.3%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2 5.00% due 9/1/2022	1,500,000	1,734,630
Kansas St. Dev. Fin. Auth. Hosp. Rev. Adventist Health 5.50% due 11/15/2029	1,500,000	1,690,095

		3,424,725
Louisiana – 1.8%
Louisiana Loc. Govt. Environmental Facs. & Cmnty. Dev. Auth. Rev. Jefferson Parish Ser. A 5.25% due 4/1/2022	1,525,000	1,676,326
Louisiana St. G.O. Ser. A 5.00% due 9/1/2025	1,500,000	1,751,070
Louisiana St. Pub. Facs. Auth. Rev. Ochsner Clinic Foundation Proj. Ser. A 5.375% due 5/15/2043	1,200,000	1,257,132

		4,684,528
Maine – 0.7%
Maine St. Tpk. Auth. Rev. 6.00% due 7/1/2034	1,500,000	1,760,445

		1,760,445
Maryland – 3.1%
Anne Arundel Cnty. MD G.O. Cons. Gen. Impt. 5.00% due 4/1/2028	1,500,000	1,743,495
Baltimore Cnty. MD G.O. Met. Dist. 71st Issue 5.00% due 2/1/2022	1,500,000	1,710,345

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	73

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Maryland (continued)
Maryland St. Dept. Transn. Cons. Transn. Rev. 5.25% due 12/15/2017	$1,500,000	$1,731,120
Prince Georges Cnty. MD G.O. Cons. Pub. Impt. Ser. A 5.00% due 9/15/2029	2,285,000	2,647,767

		7,832,727
Massachusetts – 4.9%
Massachusetts Bay Transn. Auth. Rev. Ser. A 5.25% due 7/1/2034	1,500,000	1,699,215
Massachusetts St. College Bldg. Auth. Rev. Ser. B 5.00% due 5/1/2030	1,500,000	1,686,555
Massachusetts St. Dept. Transn. Met Hwy. Sys. Rev. Ser. B 5.00% due 1/1/2027	2,000,000	2,183,220
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser. A 5.50% due 11/15/2036	1,500,000	1,739,565
Ser. O, M.I.T. 6.00% due 7/1/2036	1,500,000	1,780,635
Massachusetts St. Wtr. Res. Auth. Rev. Ref-Gen-Ser. B 5.00% due 8/1/2031	2,000,000	2,267,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Senior-Ser. 1 5.00% due 11/1/2039	1,000,000	1,129,950

		12,486,140
Michigan – 3.5%
Michigan Mun. Bd. Auth. Dept. of Treasury Rev. St. Clean Wtr. Revolving Fd. 5.00% due 10/1/2019	2,000,000	2,271,240
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. Ser. B 5.00% due 10/1/2018	1,820,000	1,961,705
Wayne Cnty. MI Arpt. Auth. Rev. AMT-Arpt. Rev. Ref-Ser. A 5.00% due 12/1/2022	1,500,000	1,681,050
Arpt. Rev. Ref-Ser. B 5.00% due 12/1/2020	2,595,000	3,022,137

		8,936,132
Minnesota – 2.3%
Minnesota St. G.O. Hwy. & Var. Purp. 5.00% due 8/1/2022	1,500,000	1,685,775

74	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TAX-EXEMPT FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Minnesota (continued)
Ref-St. Var. Purp. Ser. D 5.00% due 8/1/2022 - 8/1/2024	$3,500,000	$4,123,230

		5,809,005
Missouri – 2.6%
Metropolitan St. Louis MO Swr. Dist. Wastewtr. Sys. Rev. Ser. A 5.75% due 5/1/2038	1,500,000	1,674,495
Missouri St. Environmental Impt. & Energy Res. Auth. Wtr. Poll. Rev. St. Revolving Fds. Pgs. Ser. A 5.75% due 1/1/2029	1,500,000	1,710,825
Missouri St. Hwys & Trans Commn. St. Rd. Rev. (1st Lein) 5.00% due 5/1/2016(2)	1,500,000	1,631,295
(2nd Lein) 5.25% due 5/1/2017(2)	1,500,000	1,702,530

		6,719,145
Nevada – 0.9%
Clark Cnty. NV Wtr. Reclamation Dist. G.O. Ser. A 5.25% due 7/1/2038	2,000,000	2,287,020

		2,287,020
New Jersey – 8.3%
Essex Cnty. NJ Impt. Auth. Proj. Rev. AMBAC Insured 5.00% due 12/15/2023	2,000,000	2,213,140
Middlesex Cnty. NJ Impt. Auth. Lease Rev. Regl. Ed. Svc. Commn. 5.25% due 12/15/2033	1,500,000	1,672,680
New Jersey Environmental Infrastructure Tr. Rev. AMT-Ser. B 5.00% due 9/1/2028	1,355,000	1,515,446
New Jersey Garden St. Preservation Tr. Rev. Ser. A FSA Insured 5.50% due 11/1/2015	1,500,000	1,604,940
New Jersey St. Economic Dev. Auth. Rev. Ref 5.00% due 6/15/2017	1,500,000	1,669,335
Ref-Sch. Facs. Constr. Sifma Ser. I 1.31% due 9/1/2025(1)	2,500,000	2,457,475
Sch. Facs. Constr. Ser. O 5.25% due 3/1/2015(2)	1,500,000	1,550,535
New Jersey St. G.O. Var. Purp. 5.00% due 6/1/2021	2,000,000	2,303,560

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	75

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2014 (unaudited)	Principal Amount	Value
New Jersey (continued)
New Jersey St. Transn. Tr. Fd. Auth. Rev. Transn. Sys. Ser. C FSA Insured 5.50% due 12/15/2016	$1,500,000	$1,679,265
Transn. Sys. Ser. D 5.00% due 6/15/2015(2)	2,000,000	2,091,660
New Jersey St. Turnpike Auth. Rev. Ser. B 5.00% due 1/1/2021	2,000,000	2,357,040

		21,115,076
New York – 8.9%
New York NY G.O. Ref-Ser. F 5.00% due 8/1/2027	1,000,000	1,136,090
Subser. A-1 5.25% due 8/1/2025	1,610,000	1,925,640
Subser. J-4 0.61% due 8/1/2025(1)	2,000,000	2,000,200
New York St. Dorm. Auth. Lease Rev. Mental Health Svcs. Facs. Ser. A 5.00% due 8/15/2021	2,000,000	2,327,500
New York St. Environmental Facs. Corp. St. Clean Wtr. & Drinking Rev. Revolving Fds. NYC Muni. Wtr. Fin.
Auth. Projs-2nd Res-Ser. D 5.00% due 6/15/2024 - 6/15/2027	3,000,000	3,531,550
New York St. Liberty Dev. Corp. Liberty Rev.
Ref-7 World Trade Ctr. Class 1 5.00% due 9/15/2029 - 9/15/2031	3,425,000	3,880,598
New York St.Thruway Auth. Second Gen. Hwy. & Bridge Tr. Fd. Rev. Ser. A-1 5.00% due 4/1/2028	1,500,000	1,695,570
Port Authority of NY & NJ Rev. AMT-Ser. 178 5.00% due 12/1/2032	1,000,000	1,101,660
Consol-Ser. 172 5.00% due 10/1/2030	2,000,000	2,200,440
Triborough NY Bridge. & Tunl. Auth. Revs. Ref-Gen-Ser. B 5.00% due 11/15/2029	1,000,000	1,147,780
Utility Debt Securitization Auth. NY Rev. Restructuring-Ser. TE 5.00% due 12/15/2041	1,500,000	1,689,975

		22,637,003

76	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TAX-EXEMPT FUND

June 30, 2014 (unaudited)	Principal Amount	Value
North Carolina – 3.5%
Charlotte NC G.O. Ref-Ser. A 5.00% due 7/1/2022	$1,000,000	$1,220,630
Charlotte NC Wtr. & Swr. Sys. Rev. Ser. B 5.00% due 7/1/2033	1,750,000	1,976,555
University NC Univ. Revs. 5.00% due 12/1/2027	1,500,000	1,695,855
Wake Cnty. NC G.O. 5.00% due 3/1/2017(2)	1,500,000	1,680,750
Pub. Impt. Ser. A 5.00% due 4/1/2018	2,000,000	2,301,240

		8,875,030
Ohio – 0.7%
Ohio St. Hosp. Fac. Rev. Cleveland Clinic Health Ser. B 5.50% due 1/1/2034	1,500,000	1,686,780

		1,686,780
Oklahoma – 0.7%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev. Master Tr. 5.00% due 4/1/2029	1,635,000	1,864,668

		1,864,668
Oregon – 2.3%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O. 6.125% due 6/15/2018(2)	1,500,000	1,800,870
Oregon St. Dept. Administrative Svcs. Lottery Rev. Ser. A 5.25% due 4/1/2030	1,480,000	1,735,122
Oregon St. Dept. Transn. Hwy. User Tax Rev. Ser. A 5.00% due 11/15/2038	1,000,000	1,134,260
Oregon St. G.O. St. Brd. Ed. Ser. D 5.00% due 8/1/2025	1,000,000	1,154,150

		5,824,402
Pennsylvania – 2.6%
Franklin Cnty. PA Ind. Dev. Auth. Rev. Chambersburg Hosp. Proj. 5.30% due 7/1/2030	1,000,000	1,076,400
Pennsylvania St. Higher Edl. Facs. Auth. Rev. Univ. Pittsburgh Med. Ctr. Ser. E 5.00% due 5/15/2031	1,000,000	1,089,410
Pennsylvania St. Tpk. Commn. Tpk. Rev. Ser. A 5.00% due 12/1/2044	2,000,000	2,190,300

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	77

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Pennsylvania (continued)
Sub-Spl-Motor License Fd. Enhanced Ser. A 6.00% due 12/1/2036	$1,000,000	$1,159,220
St. Mary Hosp. Auth. PA Health Sys. Rev. Catholic Health East Ser. A 5.00% due 11/15/2018	1,000,000	1,150,130

		6,665,460
Rhode Island – 1.1%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,734,390
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.125% due 6/1/2032	1,015,000	1,015,305

		2,749,695
South Carolina – 1.6%
Charleston Cnty. SC G.O. Cap. Impt. Transn. Sales Tax 5.00% due 11/1/2022	2,000,000	2,399,480
South Carolina St. Pub. Svc. Auth. Rev. Ser. B 5.25% due 1/1/2034	1,500,000	1,660,200

		4,059,680
Tennessee – 3.2%
Johnson City Health & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Health Alliance 5.625% due 7/1/2030	1,500,000	1,654,815
Metropolitan Govt. Nashville & Davidson Cnty. Tenn Health & Ed. Facs. Brd. Rev. Vanderbilt Univ. Ser. A 5.00% due 10/1/2034	1,250,000	1,389,663
Vanderbilt Univ. Ser. B 5.50% due 10/1/2034	1,500,000	1,747,095
Tennessee St. G.O. Ser. C 5.00% due 5/1/2018(2)	1,425,000	1,651,917
Tennessee St. Sch. Bd. Auth. Higher Ed. Facs. Rev. Ser. B 5.125% due 5/1/2033	1,500,000	1,673,040

		8,116,530
Texas – 9.7%
Austin, Tex. Elec. Utility Sys. Rev. Ser. A 5.00% due 11/15/2026	2,000,000	2,278,660

78	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS TAX-EXEMPT FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Texas (continued)
Canadian River Tex. Mun. Wtr. Auth. Rev. Sub Lien-Conjunctive Use Groundwater Supply Proj. 5.00% due 2/15/2026	$2,000,000	$2,280,860
Harris Cnty. Tex. G.O. Ser. B 5.00% due 10/1/2024	1,500,000	1,747,560
Lower Colorado River Tex. Auth. Rev Ref. 5.50% due 5/15/2032	1,000,000	1,152,110
Montgomery Cnty. Tex. G.O. 5.125% due 3/1/2031	1,500,000	1,654,110
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C 6.00% due 1/1/2023 - 1/1/2025	4,250,000	4,945,877
North Tex. Twy. Auth. Rev. Sr. Projs. Sys. Ser. A 5.50% due 9/1/2036	1,500,000	1,733,700
Round Rock Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.25% due 8/1/2034	1,500,000	1,706,370
Seguin Tex. Indpt. Sch. Dist. G.O. Sch. Bldg. 5.00% due 8/15/2037	1,500,000	1,694,265
Tex. Private Activity Bd. Surface Transn. Corp. Rev. Sr. Lien 6.875% due 12/31/2039	3,130,000	3,667,515
Texas St. Univ. Sys. Fing. Rev. 5.25% due 3/15/2027	1,500,000	1,745,415

		24,606,442
Virginia – 4.0%
Fairfax Cnty. VA Indl. Dev. Auth. Rev. Health Care Inova Ser. C 5.00% due 5/15/2025	500,000	558,385
Tobacco Settlement Fin. Corp. VA Rev. Asset Bkd. 5.50% due 6/1/2026(2)	725,000	759,822
Virginia St. Comwlth. Transn. Brd. Rev. Fed. Transn. Grant Antic. Nts. Ser. B-Garvee 5.00% due 3/15/2027	1,835,000	2,130,343
Virginia St. Pub. Sch. Auth. Rev. Sch. Fing. Ser. B 5.00% due 8/1/2028	1,500,000	1,689,780
5.25% due 8/1/2033	1,000,000	1,124,560

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	79

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Virginia (continued)
Virginia St. Res. Auth. Infrastructure Rev. Pooled Fing. Prog. Ser. B 5.00% due 11/1/2030	$1,375,000	$1,578,019
Ref-Pooled Fing. Prog. Ser. A 5.00% due 11/1/2038	2,095,000	2,390,667

		10,231,576
Washington – 3.2%
Clark Cnty. WA Pub. Utility Dist. No. 001 Generating Sys. Rev. 5.00% due 1/1/2024	2,000,000	2,259,580
King Cnty. WA Swr. Rev. 5.50% due 1/1/2030	1,815,000	2,051,985
Port of Seattle WA Rev. AMT-Ref-Ser. B 5.00% due 9/1/2024	1,500,000	1,689,915
Washington St. G.O. Motor Vehicle Tax-Senior 520 Corridor Prog. Toll- Ser. C 5.00% due 6/1/2033	2,000,000	2,247,940

		8,249,420
Total Municipal Bonds (Cost $231,036,293)		251,131,395
Total Investments – 98.6% (Cost $231,036,293)		251,131,395
Other Assets, Net – 1.4%		3,528,130
Total Net Assets – 100.0%		$254,659,525

(1)	Variable rate security. The rate shown is the rate in effect at June 30, 2014.
(2)	Pre-refunded.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$251,131,395	$—	$251,131,395
Total	$—	$251,131,395	$—	$251,131,395

80	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Municipal Bonds – 94.8%
Arizona – 0.9%
Tempe AZ Indl. Dev. Auth. Rev. Ref-Friendship Vlg. Ser. A 6.25% due 12/1/2042	$1,000,000	$1,045,090

		1,045,090
California – 8.4%
California Hlth. Facs. Fing. Auth. Rev. Episcopal Home Ser. B 6.00% due 2/1/2020(1)	1,500,000	1,869,870
California St. Hsg. Fin. Agy. Rev. AMT-Home Mtge. Ser. K 5.50% due 2/1/2042	775,000	788,555
California St. Muni. Fin. Auth. Rev. Emerson College 5.75% due 1/1/2033	1,300,000	1,467,596
California St. Pub. Wrks. Brd. Lease Rev. Var. Cap. Projs. Sub. Ser. I-1 6.125% due 11/1/2029	1,500,000	1,790,250
6.625% due 11/1/2034	200,000	201,318
San Diego Calif. Redev. Agy. Tax Allocation Rev. Naval Training Ctr. Ser. A 5.75% due 9/1/2040	1,000,000	1,111,960
Tulare Calif. Redev. Agy. Tax Allocation Merged Tulare Redev. Ser. A 6.125% due 8/1/2035	1,970,000	2,172,595

		9,402,144
Colorado – 2.7%
Colorado Regl. Trans. Dist. Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2034	2,000,000	2,221,560
Regl. Transn. Dist. CO Private Activity Rev. Denver Trans. Partners 6.00% due 1/15/2026	670,000	760,772

		2,982,332
District Of Columbia – 3.6%
District of Columbia Rev. Utd. Negro College Fund 6.875% due 7/1/2040	2,000,000	2,307,240
District of Columbia Tobacco Settlement Fing. Corp. Asset Bkd. Bds. 6.50% due 5/15/2033	1,500,000	1,687,890

		3,995,130

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	81

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Florida – 11.7%
Brevard Cnty. FLA Hlth. Facs. Auth. Hlth. Care Facs. Rev. Hlth. First Inc. Proj. 7.00% due 4/1/2039	$1,500,000	$1,712,070
Highlands Cnty. FLA Hlth. Facs. Auth. Rev. Adventist Hlth./Sunbelt Ser. B 6.00% due 11/15/2037	1,600,000	1,830,256
Miami-Dade Cnty. FLA Hlth. Facs. Auth. Hosp. Rev. Ref-Miami Children’s Hosp. 5.875% due 8/1/2042	975,000	1,104,012
Ref-Miami Children’s Hosp. Ser. A 6.125% due 8/1/2042	1,895,000	2,161,816
Village Cmnty. Dev. Dist. No. 10 FLA Spl. Assessment Rev. 5.75% due 5/1/2031	1,500,000	1,569,570
Village Cmnty. Dev. Dist. No. 8 FLA Spl. Assessment Rev. Ref-Phase II 6.125% due 5/1/2039	2,120,000	2,332,318
Ref-Phase III 6.125% due 5/1/2040	2,175,000	2,346,172

		13,056,214
Georgia – 1.3%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A 6.25% due 11/1/2039	1,250,000	1,458,637

		1,458,637
Illinois – 6.5%
Chicago IL O’Hare Intl. Arpt. Rev. Gen-Third Lien-Ser. A 5.75% due 1/1/2039	1,500,000	1,716,075
Illinois Fin. Auth. Rev. Ref-Roosevelt Univ. Proj. 6.50% due 4/1/2044	755,000	791,708
Temps-50-Park Place Elmhurst Ser. D-3 6.25% due 8/15/2015	575,000	410,625
Temps-75-Admiral at Lake-D-1 7.00% due 5/15/2018	1,000,000	1,001,410
Illinois St. G.O. 5.50% due 7/1/2025 - 7/1/2038	3,000,000	3,343,650

		7,263,468
Indiana – 1.8%
Indiana Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev. Cmnty. Fndtn. Northwest Indiana 5.50% due 3/1/2037	1,900,000	2,006,552

		2,006,552

82	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Iowa – 0.9%
Iowa St. Fin. Auth. Midwestern Disaster Area Rev. St. Fertilizer Co. Proj. 5.50% due 12/1/2022	$1,000,000	$1,042,410

		1,042,410
Kentucky – 3.0%
Kentucky St. Economic Dev. Fin. Auth. Rev. Owensboro Medical Hlth Sys. Ser. A 6.50% due 3/1/2045	1,500,000	1,679,700
Ref-Owensboro Medical Hlth. Ser. B 6.375% due 3/1/2040	1,500,000	1,675,545

		3,355,245
Louisiana – 1.6%
Louisiana Pub. Facs. Auth. Rev. Ochsner Clinic Fndtn. Proj. 6.50% due 5/15/2037	1,500,000	1,746,615

		1,746,615
Maryland – 1.5%
Gaithersburg MD Economic Dev. Rev. Ref-Asbury MD Oblig. Ser. B 6.00% due 1/1/2023	1,500,000	1,685,175

		1,685,175
Massachusetts – 3.3%
Massachusetts Edl. Fing. Auth. Ed. Loan Rev. Ser. J 5.625% due 7/1/2028 - 7/1/2033	3,345,000	3,630,169

		3,630,169
Michigan – 1.4%
Michigan St. Hsg. Dev. Auth. Single Fam. Homeownership Rev. AMT-Ser. C 5.50% due 12/1/2028	950,000	1,002,820
Wayne Cnty. MI Arpt. Auth. Rev. AMT-Arpt. Rev. Ref-Ser. A 5.00% due 12/1/2022	500,000	560,350

		1,563,170
New Jersey – 4.5%
New Jersey Economic Dev. Auth. Rev. MSU Student Hsg. Proj. Provident Group Montclair LLC 5.875% due 6/1/2042	2,000,000	2,183,500
New Jersey St. Higher Ed. Assistance Auth. Student Loan Rev. Ser. 1 5.75% due 12/1/2028	1,500,000	1,643,595

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	83

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
New Jersey (continued)
New Jersey St. Trans. Trust Fund Auth. Rev. Transn. Ser. B 5.25% due 6/15/2036	$1,060,000	$1,157,817

		4,984,912
New Mexico – 3.6%
Farmington NM Poll. Ctrl. Rev. Ref- Pub. Svc. N Mex Ser. F 6.25% due 6/1/2040	1,600,000	1,766,528
Ref-AMT-Pub. Svc. N Mex San Juan Ser. D 5.90% due 6/1/2040	2,000,000	2,204,840

		3,971,368
New York – 6.2%
Albany NY Cap. Res. Corp. Rev. St. Peter’s Hosp. 6.25% due 11/15/2038	1,500,000	1,691,550
Hempstead Town NY Loc. Dev. Corp. Rev. Molloy College Proj. 5.75% due 7/1/2039	1,500,000	1,652,700
New York City Indl. Dev. Agy. Spl. Fac. Rev. AMT-Jetblue Airways Corp. Project 5.125% due 5/15/2030	1,825,000	1,826,807
Port Auth. of New York & New Jersey Spl. Oblig. Rev. JFK Intl. Air Terminal LLC 6.00% due 12/1/2036	1,500,000	1,716,405

		6,887,462
Ohio – 1.4%
Bowling Green OH Student Hsg. Rev. CFP I LLC St. Univ. Proj. 6.00% due 6/1/2045	1,500,000	1,555,680

		1,555,680
Oklahoma – 3.2%
Oklahoma Dev. Fin. Auth. CCRC Rev. Ref-Inverness Vlg. Cmnty. 6.00% due 1/1/2032	1,885,000	1,952,766
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev. Montereau Inc. Proj. Ser. A 7.25% due 11/1/2040	1,500,000	1,640,145

		3,592,911
Pennsylvania – 6.8%
Cumberland Cnty. PA Mun. Auth. Rev. Asbury PA Oblig. Group 6.00% due 1/1/2030	1,300,000	1,388,127
Diakon Lutheran 6.125% due 1/1/2029	1,500,000	1,636,380

84	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Pennsylvania (continued)
Dauphin Cnty. PA Gen. Auth. Hlth. Sys. Rev. Pinnacle Hlth. Sys. Proj. Ser. A 6.00% due 6/1/2036	$1,500,000	$1,649,340
Pennsylvania St. Tpk. Commn. Tpk. Rev. Sub. Ser. A 5.625% due 12/1/2031	1,500,000	1,702,770
6.50% due 12/1/2036	1,000,000	1,175,300

		7,551,917
Rhode Island – 2.1%
Rhode Island St. & Providence Plantations G.O. Cons. Cap. Dev. Lien-Ser. A 5.50% due 8/1/2031	1,500,000	1,734,390
Tobacco Settlement Fing. Corp. RI Asset Bkd. Ser. A 6.125% due 6/1/2032	600,000	600,180

		2,334,570
South Carolina – 1.5%
South Carolina Jobs-Economic Dev. Auth. Student Hsg. Rev. Coastal Hsg. Fndtn. Ser. A 6.00% due 4/1/2030	1,500,000	1,658,985

		1,658,985
Tennessee – 1.5%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev. Mountain Sts. Hlth. Alliance 5.625% due 7/1/2030	1,500,000	1,654,815

		1,654,815
Texas – 15.4%
Central Tex. Regl. Mobility Auth. Rev. Sr. Lien 6.00% due 1/1/2041	1,500,000	1,694,790
Lower Colorado River Tex. Auth. Rev Ref. 5.50% due 5/15/2032	1,500,000	1,728,165
North Tex. Twy. Auth. Rev. Toll 2nd Tier Ref. Ser. F 5.75% due 1/1/2033	2,000,000	2,219,740
Seguin TX Indpt. Sch. Dist. G.O. Sch. Bldg. 5.00% due 8/15/2038	1,500,000	1,689,240
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp. Ret. Fac. CC Young Memorial Home Ser. B-1 7.25% due 2/15/2016	126,000	126,262

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	85

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Texas (continued)
Tex. Private Activity Bd. Surface Transn. Corp. Sr. Lien-LBJ Infrastructure 7.00% due 6/30/2040	$3,110,000	$3,690,046
7.50% due 6/30/2033	2,000,000	2,450,840
Sr. Lien-NTE Mobility 6.875% due 12/31/2039	1,500,000	1,757,595
7.50% due 12/31/2031	1,500,000	1,820,940

		17,177,618
Total Municipal Bonds (Cost $96,312,586)		105,602,589
Total Investments – 94.8% (Cost $96,312,586)		105,602,589
Other Assets, Net – 5.2%		5,824,521
Total Net Assets – 100.0%		$111,427,110

(1)	Pre-refunded.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$105,602,589	$—	$105,602,589
Total	$—	$105,602,589	$—	$105,602,589

86	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Senior Secured Loans – 84.1%
Airlines – 2.3%
Air Canada Term Loan B 5.50% due 9/20/2019(1)	$20,500,000	$20,910,000
American Airlines, Inc. Exit Term Loan 3.75% due 6/27/2019(1)	25,702,406	25,727,337
Delta Air Lines, Inc. New Term Loan B 3.50% due 4/20/2017(1)	14,071,602	14,061,611

		60,698,948
Automotive – 2.9%
INA Beteiligungsgesellschaft mbH USD Term Loan E 3.75% due 5/15/2020(1)	21,000,000	21,074,340
Navistar International Corp. Term Loan B 5.75% due 8/17/2017(1)	16,198,599	16,502,323
The Goodyear Tire & Rubber Co. New 2nd Lien Term Loan 4.75% due 4/30/2019(1)	25,000,000	25,125,000
TI Group Automotive Systems LLC Term Loan B 5.50% due 3/28/2019(1)	13,825,000	13,825,000

		76,526,663
Building Materials – 2.5%
ABC Supply Co., Inc. Term Loan 3.50% due 4/16/2020(1)	12,840,063	12,795,893
Generac Power Systems, Inc. Term Loan B 3.25% due 5/31/2020(1)	26,001,250	25,793,240
Quikrete Holdings, Inc. 1st Lien Term Loan 4.00% due 9/28/2020(1)	25,805,000	25,813,000
2nd Lien Term Loan 7.00% due 3/26/2021(1)	2,000,000	2,048,760

		66,450,893
Cable Satellite – 2.6%
Grande Communications Holdings Term Loan B 4.50% due 5/22/2020(1)	20,010,784	19,935,744
Virgin Media Bristol LLC USD Term Loan B 3.50% due 6/5/2020(1)	20,000,000	19,931,200

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	87

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Cable Satellite (continued)
Yankee Cable Acquisition LLC Term Loan B 4.50% due 3/2/2020(1)	$28,961,991	$29,097,822

		68,964,766
Chemicals – 2.9%
Arysta LifeScience Corp. 1st Lien Term Loan 4.50% due 5/29/2020(1)	17,324,985	17,346,641
2nd Lien Term Loan 8.25% due 11/30/2020(1)	5,000,000	5,075,000
Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 4.00% due 2/1/2020(1)	29,700,000	29,682,774
Minerals Technologies, Inc. Term Loan B 4.00% due 5/9/2021(1)	24,000,000	24,090,000

		76,194,415
Consumer Cyclical Services – 0.5%
Monitronics International, Inc. New Term Loan B 4.25% due 3/23/2018(1)	12,708,789	12,728,615

		12,728,615
Consumer Products – 2.9%
Bombardier Recreational Products, Inc. New Term Loan B 4.00% due 1/30/2019(1)	29,051,557	29,059,691
KIK Custom Products, Inc. New 1st Lien Term Loan 5.50% due 4/29/2019(1)	19,800,175	19,862,150
New 2nd Lien Term Loan 9.50% due 10/29/2019(1)	10,000,000	10,112,500
Party City Holdings, Inc. Term Loan 4.00% due 7/27/2019(1)	17,698,886	17,579,949

		76,614,290
Diversified Manufacturing – 0.7%
Silver II U.S. Holdings LLC Term Loan 4.00% due 12/13/2019(1)	19,152,985	19,091,504

		19,091,504
Electric – 3.0%
Calpine Corp. Term Loan B1 4.00% due 4/1/2018(1)	10,618,105	10,647,942

88	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Electric (continued)
Term Loan B3 4.00% due 10/9/2019(1)	$21,148,374	$21,192,363
Dynegy Holdings, Inc. Term Loan B2 4.00% due 4/23/2020(1)	14,469,231	14,498,603
Viva Alamo LLC Term Loan B 4.75% due 2/20/2021(1)	31,181,850	31,493,668

		77,832,576
Environmental – 0.7%
ADS Waste Holdings, Inc. New Term Loan 3.75% due 10/9/2019(1)	19,700,000	19,592,635

		19,592,635
Financial Other – 1.5%
Delos Finance S.a.r.l. Term Loan B 3.50% due 3/6/2021(1)	5,000,000	4,993,750
Fly Funding II S.a.r.l. Term Loan B 4.50% due 8/9/2019(1)	28,443,417	28,668,689
Flying Fortress, Inc. New Term Loan 3.50% due 6/30/2017(1)	5,000,000	4,990,650

		38,653,089
Food And Beverage – 2.7%
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(1)	36,630,594	36,298,721
H.J. Heinz Co. Term Loan B2 3.50% due 6/5/2020(1)	18,412,878	18,542,504
New HB Acquisition LLC Term Loan 6.75% due 4/9/2020(1)	14,962,500	15,504,891

		70,346,116
Gaming – 3.7%
Bally Technologies, Inc. Term Loan B 4.25% due 11/25/2020(1)	22,056,034	22,138,744
Boyd Gaming Corp. Term Loan B 4.00% due 8/14/2020(1)	9,677,778	9,699,553

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	89

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Gaming (continued)
Peninsula Gaming LLC Term Loan 4.25% due 11/20/2017(1)	$14,556,364	$14,578,053
Pinnacle Entertainment, Inc. Term Loan B2 3.75% due 8/13/2020(1)	5,113,791	5,122,279
Scientific Games International, Inc. New Term Loan B 4.25% due 10/18/2020(1)	17,910,000	17,705,647
Station Casinos LLC Term Loan B 4.25% due 3/2/2020(1)	26,784,076	26,851,037

		96,095,313
Healthcare – 9.4%
CareCore National LLC Term Loan B 5.50% due 3/5/2021(1)	11,970,000	12,067,316
Connolly Corp. 1st Lien Term Loan 5.00% due 5/14/2021(1)	25,000,000	25,268,750
2nd Lien Term Loan 8.00% due 5/14/2022(1)	5,000,000	5,070,850
Convatec, Inc. Term Loan 4.00% due 12/22/2016(1)	12,005,395	12,000,353
DaVita HealthCare Partners, Inc. Term Loan B 3.50% due 6/24/2021(1)	9,250,000	9,287,832
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(1)	22,716,969	22,795,115
INC Research, Inc. Refi Term Loan B 4.25% due 7/12/2018(1)	6,420,366	6,404,316
Kindred Healthcare, Inc. New Term Loan 4.00% due 4/9/2021(1)	30,000,000	30,012,600
MedSolutions Holdings, Inc. Term Loan B 6.50% due 7/8/2019(1)	20,900,000	20,913,167
Onex Carestream Finance LP 1st Lien Term Loan 5.00% due 6/7/2019(1)	17,064,105	17,072,637
2nd Lien Term Loan 9.50% due 12/7/2019(1)	14,589,646	14,881,439

90	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Healthcare (continued)
Pharmaceutical Product Development LLC New Term Loan B 4.00% due 12/5/2018(1)	$985,000	$986,999
Select Medical Corp. Series E Term Loan B 3.75% due 6/1/2018(1)	11,000,000	10,986,140
Sheridan Holdings, Inc. 1st Lien Term Loan 2013 4.50% due 6/29/2018(1)	20,343,672	20,328,414
2nd Lien Term Loan 2013 8.25% due 12/20/2021(1)	5,000,000	5,106,250
Surgical Care Affiliates, Inc. Class C Incremental Term Loan 4.00% due 6/29/2018(1)	16,925,256	16,854,678
United Surgical Partners International, Inc. Extended Term Loan 4.25% due 4/19/2017(1)	9,196,627	9,196,627
Incremental Term Loan 4.75% due 4/3/2019(1)	8,324,761	8,366,385

		247,599,868
Independent Energy – 1.6%
Chief Exploration & Development LLC 2nd Lien Term Loan 7.50% due 5/12/2021(1)	7,000,000	7,140,000
Fieldwood Energy LLC 1st Lien Term Loan 3.875% due 9/28/2018(1)	6,947,520	6,967,806
2nd Lien Term Loan 8.375% due 9/30/2020(1)	15,470,443	15,942,292
Samson Investment Co. New 2nd Lien Term Loan 5.00% due 9/25/2018(1)	13,000,000	12,977,250

		43,027,348
Industrial - Other – 3.3%
Brock Holdings III, Inc. New Term Loan B 6.00% due 3/16/2017(1)	10,040,181	10,052,731
New 2nd Lien Term Loan 10.00% due 3/16/2018(1)	2,500,000	2,521,875
Gates Global, Inc. Term Loan B 4.25% due 6/5/2021(1)	26,000,000	25,906,660
Rexnord LLC 1st Lien Term Loan B 4.00% due 8/21/2020(1)	29,775,000	29,730,338

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	91

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Industrial - Other (continued)
Road Infrastructure Investment LLC New 1st Lien Term Loan 4.25% due 3/31/2021(1)	$14,962,500	$14,943,797
New 2nd Lien Term Loan 7.75% due 9/21/2021(1)	2,500,000	2,483,325

		85,638,726
Insurance - Life – 0.6%
CNO Financial Group, Inc. Term Loan B2 3.75% due 9/20/2018(1)	16,177,772	16,170,977

		16,170,977
Insurance: Property - Casualty – 2.7%
Alliant Holdings I, Inc. New Term Loan B 4.25% due 12/20/2019(1)	16,554,091	16,541,675
Asurion LLC New Term Loan B1 5.00% due 5/24/2019(1)	21,314,070	21,434,069
New 2nd Lien Term Loan 8.50% due 3/3/2021(1)	9,000,000	9,328,500
USI, Inc. Term Loan B 4.25% due 12/27/2019(1)	22,693,587	22,707,884

		70,012,128
Leisure – 1.0%
WMG Acquisition Corp. New Term Loan 3.75% due 7/1/2020(1)	27,293,750	26,833,304

		26,833,304
Lodging – 0.9%
Hilton Worldwide Finance LLC USD Term Loan B2 3.50% due 10/26/2020(1)	24,210,526	24,160,168

		24,160,168
Media - Entertainment – 8.4%
Cumulus Media Holdings, Inc. 2013 Term Loan 4.25% due 12/23/2020(1)	20,425,673	20,476,738
Deluxe Entertainment Services Group, Inc. Term Loan 2014 6.50% due 2/28/2020(1)	21,862,500	21,780,516
EMI Music Publishing Ltd. Term Loan B 3.75% due 6/29/2018(1)	14,124,161	14,095,912

92	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Media - Entertainment (continued)
Getty Images, Inc. Term Loan B 4.75% due 10/18/2019(1)	$20,192,500	$19,497,070
IMG Worldwide Holdings LLC 1st Lien Term Loan 5.25% due 5/6/2021(1)	25,000,000	25,150,000
2nd Lien Term Loan 8.25% due 5/1/2022(1)	6,000,000	6,097,500
Media General, Inc. Delayed Draw Term Loan B 4.25% due 7/31/2020(1)	27,830,508	27,934,595
Telesat Canada USD Term Loan B2 3.50% due 3/28/2019(1)	18,116,885	18,065,976
Tribune Co. 2013 Term Loan 4.00% due 12/27/2020(1)	34,825,000	34,879,327
Univision Communications, Inc. Term Loan C4 4.00% due 3/1/2020(1)	33,382,514	33,337,113

		221,314,747
Metals And Mining – 1.1%
FMG Resources (August 2006) Pty. Ltd. New Term Loan B 3.75% due 6/30/2019(1)	29,479,475	29,490,678

		29,490,678
Midstream – 0.1%
EMG Utica LLC Term Loan 4.75% due 3/27/2020(1)	2,500,000	2,503,125

		2,503,125
Oil Field Services – 5.0%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan 8.75% due 4/2/2021(1)	14,500,000	14,258,285
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(1)	29,775,000	30,240,383
Floatel international Ltd. USD Term Loan B 6.00% due 5/2/2020(1)	27,800,000	27,956,514
Seadrill Partners Finco LLC Term Loan B 4.00% due 2/21/2021(1)	35,835,000	35,586,663

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	93

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Oil Field Services (continued)
Stallion Oilfield Services Ltd. Term Loan B 8.00% due 6/19/2018(1)	$11,121,497	$11,274,418
Teine Energy Ltd. 2nd Lien Term Loan 7.50% due 5/9/2019(1)	10,862,500	10,971,125

		130,287,388
Packaging – 1.8%
Berry Plastics Holding Corp. Term Loan D 3.50% due 2/8/2020(1)	25,422,667	25,197,677
Reynolds Group Holdings, Inc. New Dollar Term Loan 4.00% due 12/1/2018(1)	23,170,894	23,189,431

		48,387,108
Pharmaceuticals – 3.4%
Envision Acquisition Co. LLC 1st Lien Term Loan 5.75% due 11/4/2020(1)	19,850,000	19,998,875
2nd Lien Term Loan 9.75% due 11/4/2021(1)	2,500,000	2,525,000
JLL/Delta Dutch Newco B.V. USD Term Loan 4.25% due 3/11/2021(1)	24,000,000	23,790,000
Millennium Laboratories, Inc. Term Loan B 5.25% due 4/16/2021(1)	30,000,000	30,275,100
Quintiles Transnational Corp. Term Loan B3 3.75% due 6/8/2018(1)	13,000,000	12,987,000

		89,575,975
Refining – 0.3%
Citgo Petroleum Corp. Term Loan B 8.00% due 6/24/2015(1)	1,142,857	1,150,000
Term Loan C 9.00% due 6/23/2017(1)	6,729,631	6,813,751

		7,963,751
Retailers – 4.5%
99 Cents Only Stores New Term Loan 4.50% due 1/11/2019(1)	12,642,134	12,699,023
Bass Pro Group LLC New Term Loan 3.75% due 11/20/2019(1)	15,784,735	15,789,628

94	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Retailers (continued)
BJ’s Wholesale Club, Inc. New 1st Lien Term Loan 4.50% due 9/26/2019(1)	$22,213,702	$22,225,253
New 2nd Lien Term Loan 8.50% due 3/26/2020(1)	15,000,000	15,346,950
Hudson’s Bay Co. 1st Lien Term Loan 4.75% due 11/4/2020(1)	23,125,000	23,405,738
The Neiman Marcus Group, Inc. 2020 Term Loan 4.25% due 10/25/2020(1)	29,850,187	29,769,890

		119,236,482
Technology – 8.8%
Avago Technologies Cayman Ltd. USD Term Loan B 3.75% due 5/6/2021(1)	27,000,000	27,074,790
Avaya, Inc. Term Loan B6 6.50% due 3/30/2018(1)	18,671,184	18,673,798
CDW LLC New Term Loan 3.25% due 4/29/2020(1)	25,789,918	25,499,781
First Data Corp. 2018 Term Loan 4.154% due 9/24/2018(1)	22,435,000	22,450,929
Extended 2021 Term Loan 4.154% due 3/24/2021(1)	10,000,000	10,012,500
Interactive Data Corp. 2014 Term Loan 4.75% due 5/2/2021(1)	11,000,000	11,089,430
ION Trading Technologies S.a.r.l. New 2nd Lien Term Loan 7.25% due 5/15/2022(1)	26,000,000	26,086,580
Renaissance Learning, Inc. New 1st Lien Term Loan 4.50% due 4/9/2021(1)	14,463,750	14,445,670
New 2nd Lien Term Loan 8.00% due 4/1/2022(1)	12,000,000	11,940,000
STG-Fairway Acquisitions, Inc. Term Loan B 6.25% due 2/28/2019(1)	14,328,749	14,275,017
SumTotal Systems LLC 1st Lien Term Loan 6.25% due 11/16/2018(1)	10,224,233	9,968,627
TransUnion LLC New USD Term Loan 4.00% due 4/9/2021(1)	26,932,500	26,922,804

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	95

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Technology (continued)
Vantiv LLC 2014 Term Loan B 3.75% due 5/12/2021(1)	$12,700,000	$12,763,500

		231,203,426
Wireless – 1.1%
Crown Castle Operating Co. Term Loan B2 3.00% due 1/31/2021(1)	5,491,552	5,488,862
LTS Buyer LLC 1st Lien Term Loan 4.00% due 4/13/2020(1)	23,191,740	23,113,120

		28,601,982
Wirelines – 1.2%
Integra Telecom, Inc. Term Loan B 5.25% due 2/22/2019(1)	9,875,000	9,926,844
Level 3 Financing, Inc. New 2019 Term Loan 4.00% due 8/1/2019(1)	21,000,000	21,017,430

		30,944,274
Total Senior Secured Loans (Cost $2,203,697,430)		2,212,741,278

	Principal Amount	Value
Corporate Bonds – 11.6%
Airlines – 0.2%
Air Canada Sr. Sec. Nt. 6.75% due 10/1/2019(2)	4,000,000	4,350,000

		4,350,000
Cable Satellite – 0.4%
CCO Holdings LLC 7.25% due 10/30/2017	10,000,000	10,550,000

		10,550,000
Chemicals – 0.3%
Axalta Coating Systems U.S. Holdings, Inc. 7.375% due 5/1/2021(2)	6,422,000	6,999,980

		6,999,980
Consumer Cyclical Services – 0.4%
Monitronics International, Inc. 9.125% due 4/1/2020(3)	11,000,000	11,742,500

		11,742,500

96	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Consumer Products – 0.5%
Party City Holdings, Inc. 8.875% due 8/1/2020	$6,250,000	$6,921,875
PC Nextco Holdings LLC Sr. Nt. 8.75% due 8/15/2019(2)(4)	5,400,000	5,514,750

		12,436,625
Food And Beverage – 0.2%
Big Heart Pet Brands 7.625% due 2/15/2019	4,154,000	4,328,883

		4,328,883
Gaming – 0.8%
Golden Nugget Escrow, Inc. Sr. Nt. 8.50% due 12/1/2021(2)(3)	10,000,000	10,500,000
Pinnacle Entertainment, Inc. 7.75% due 4/1/2022	10,000,000	10,875,000

		21,375,000
Healthcare – 1.4%
Amsurg Corp. 5.625% due 11/30/2020	6,250,000	6,312,500
ConvaTec Finance International S.A. Sr. Nt. 8.25% due 1/15/2019(2)(3)(4)	6,800,000	6,953,000
ConvaTec Healthcare E S.A. 10.50% due 12/15/2018(2)	11,600,000	12,557,000
Universal Hospital Services, Inc. Sec. Nt. 7.625% due 8/15/2020	10,750,000	11,260,625

		37,083,125
Independent Energy – 3.4%
Alta Mesa Holdings LP 9.625% due 10/15/2018	10,330,000	10,846,500
Clayton Williams Energy, Inc. 7.75% due 4/1/2019(3)	14,000,000	14,840,000
Energy XXI Gulf Coast, Inc. 7.50% due 12/15/2021	6,250,000	6,687,500
Linn Energy LLC 6.50% due 5/15/2019	5,000,000	5,275,000
Midstates Petroleum Co., Inc. 10.75% due 10/1/2020	5,000,000	5,675,000
Northern Oil and Gas, Inc. 8.00% due 6/1/2020	8,250,000	8,806,875
Penn Virginia Corp. 8.50% due 5/1/2020(3)	15,000,000	16,762,500

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	97

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Independent Energy (continued)
Samson Investment Co. 10.75% due 2/15/2020(2)	$9,000,000	$9,483,750
SandRidge Energy, Inc. 8.125% due 10/15/2022	11,000,000	12,113,750

		90,490,875
Industrial - Other – 0.5%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(2)	11,600,000	12,296,000

		12,296,000
Insurance: Property - Casualty – 0.2%
A-S Co-Issuer Subsidiary, Inc. Sr. Nt. 7.875% due 12/15/2020(2)	5,000,000	5,281,250

		5,281,250
Pharmaceuticals – 0.6%
JLL/Delta Dutch Newco B.V. Sr. Nt. 7.50% due 2/1/2022(2)	14,330,000	14,831,550

		14,831,550
Retailers – 0.5%
99 Cents Only Stores 11.00% due 12/15/2019	5,625,000	6,229,688
Neiman Marcus Group Ltd. LLC 8.75% due 10/15/2021(2)(4)	6,000,000	6,540,000

		12,769,688
Technology – 1.2%
Alcatel-Lucent U.S.A., Inc. 4.625% due 7/1/2017(2)	7,500,000	7,743,750
Avaya, Inc. Sec. Nt. 10.50% due 3/1/2021(2)	14,457,000	13,336,583
Igloo Holdings Corp. Sr. Nt. 8.25% due 12/15/2017(2)(4)	8,000,000	8,160,000
Interactive Data Corp. 5.875% due 4/15/2019(2)	3,000,000	3,045,000

		32,285,333
Transportation Services – 0.5%
Avis Budget Car Rental LLC 2.977% due 12/1/2017(1)	6,000,000	6,120,000
Navios Maritime Holdings, Inc. 8.125% due 2/15/2019	8,000,000	8,410,000

		14,530,000

98	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS FLOATING RATE FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Wireless – 0.5%
Digicel Group Ltd. Sr. Nt. 8.25% due 9/30/2020(2)	$12,470,000	$13,592,300

		13,592,300
Total Corporate Bonds (Cost $291,971,065)		304,943,109

	Principal Amount	Value
Repurchase Agreements – 4.8%

State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $127,364,000, due 7/1/2014(5)	127,364,000	127,364,000
Total Repurchase Agreements (Cost $127,364,000)		127,364,000
Total Investments – 100.5% (Cost $2,623,032,495)		2,645,048,387
Other Liabilities, Net – (0.5)%		(13,953,529)
Total Net Assets – 100.0%		$2,631,094,858

(1)	Variable rate security. The rate shown is the rate in effect at June 30, 2014.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2014, the aggregate market value of these securities amounted to $141,184,913, representing 5.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(4)

Payment-in-kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2014, interest payments had been made in cash.

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.75%	3/31/2018	$129,914,025

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	99

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Senior Secured Loans	$—	$2,212,741,278	$—	$2,212,741,278
Corporate Bonds	—	304,943,109	—	304,943,109
Repurchase Agreements	—	127,364,000	—	127,364,000
Total	$—	$2,645,048,387	$—	$2,645,048,387

100	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Asset-Backed Securities – 2.5%
Avis Budget Rental Car Funding AESOP LLC 2014-1A A 2.46% due 7/20/2020(1)(2)	$500,000	$503,584
Domino’s Pizza Master Issuer LLC 2012-1A A2 5.216% due 1/25/2042(1)	763,338	820,299
GE Capital Credit Card Master Note Trust 2012-6 A 1.36% due 8/17/2020(2)	500,000	497,801
Miramax LLC 2011-1A A 6.25% due 10/20/2021(1)(2)	316,058	324,967
Total Asset-Backed Securities (Cost $2,078,672)		2,146,651

	Principal Amount	Value
Collateralized Mortgage Obligations – 11.1%
Banc of America Funding Corp. 2004-2 1CB1 5.75% due 9/20/2034	206,353	222,597
Banc of America Mortgage Securities Trust 2003-J 2A2 2.846% due 11/25/2033(3)	266,868	268,233
Bear Stearns ALT-A Trust 2003-3 2A 2.599% due 10/25/2033(3)	427,495	432,793
2004-4 A1 0.752% due 6/25/2034(3)	471,040	452,777
Chase Mortgage Finance Corp. 2005-S1 1A10 5.50% due 5/25/2035	35,836	36,787
2007-A1 2A1 2.498% due 2/25/2037(2)(3)	165,350	166,195
2007-A1 9A1 2.573% due 2/25/2037(3)	152,128	152,012
Countrywide Home Loans Mortgage Pass-Through Trust 2003-11 A31 5.50% due 5/25/2033(2)	99,621	102,612
Countrywide Home Loans Trust 2004-5 2A9 5.25% due 5/25/2034	378,799	398,152
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018(2)	56,255	56,797

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	101

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
2004-AR5 6A1 2.561% due 6/25/2034(3)	$433,673	$436,250
GSR Mortgage Loan Trust 2004-15F 5A1 5.50% due 1/25/2020	131,624	135,233
Impac CMB Trust 2004-7 1A1 0.892% due 11/25/2034(3)	423,770	407,848
JPMorgan Mortgage Trust 2004-S2 1A3 4.75% due 11/25/2019(2)	95,991	96,679
2005-A1 3A1 2.971% due 2/25/2035(2)(3)	229,627	231,116
2005-A1 6T1 2.952% due 2/25/2035(2)(3)	130,491	129,652
Master Adjustable Rate Mortgages Trust 2004-13 2A1 2.642% due 4/21/2034(2)(3)	221,563	224,195
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	71,682	74,270
Merrill Lynch Mortgage Investors Trust 2005-A2 A2 2.47% due 2/25/2035(3)	444,682	445,773
Morgan Stanley Mortgage Loan Trust 2004-1 1A9 4.50% due 11/25/2018(2)	44,736	45,394
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019(2)	77,913	80,833
RAAC Trust 2005-SP1 1A5 5.00% due 9/25/2034	222,163	228,256
Residential Funding Mortgage Securities I, Inc. 2005-S3 A1 4.75% due 3/25/2020	68,538	69,712
Structured Adjustable Rate Mortgage Loan Trust 2004-5 3A1 2.415% due 5/25/2034(2)(3)	405,849	409,287
Structured Asset Securities Corp. 2004-20 7A1 5.25% due 11/25/2034	202,599	205,424
2004-21XS 2A6A 4.74% due 12/25/2034(3)	40,495	41,420
Thornburg Mortgage Securities Trust 2004-4 3A 2.018% due 12/25/2044(2)(3)	406,034	407,789

102	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage Backed Securities Trust 2003-17 1A14 5.25% due 1/25/2034(2)	$145,778	$154,902
2004-EE 2A1 2.612% due 12/25/2034(2)(3)	356,748	364,433
2004-O A1 4.857% due 8/25/2034(2)(3)	255,222	260,403
2004-R 2A1 2.615% due 9/25/2034(2)(3)	310,759	319,613
2004-W A9 2.616% due 11/25/2034(3)	289,492	298,355
2004-Y 3A1 2.616% due 11/25/2034(3)	433,119	438,747
2005-2 2A1 4.75% due 4/25/2020	119,831	124,089
2005-6 A4 5.50% due 8/25/2035	171,509	177,842
2005-AR10 2A6 2.614% due 6/25/2035(2)(3)	239,093	242,045
2005-AR12 2A5 2.618% due 6/25/2035(3)	259,785	262,746
2005-AR3 2A1 2.614% due 3/25/2035(3)	391,661	396,326
2005-AR4 2A2 2.613% due 4/25/2035(3)	421,157	428,177
2006-1 A3 5.00% due 3/25/2021	153,612	157,116
Total Collateralized Mortgage Obligations (Cost $9,454,255)		9,582,880

	Principal Amount	Value
Senior Secured Loans – 10.6%
Automotive – 0.8%
Navistar International Corp. Term Loan B 5.75% due 8/17/2017(3)	697,500	710,578

		710,578
Consumer Products – 1.1%
Party City Holdings, Inc. Term Loan 4.00% due 7/27/2019(3)	982,587	975,984

		975,984

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SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Electric – 1.1%
Calpine Corp. Term Loan B3 4.00% due 10/9/2019(3)	$982,500	$984,544

		984,544
Food And Beverage – 1.5%
Big Heart Pet Brands New Term Loan 3.50% due 3/8/2020(3)	798,089	790,858
H.J. Heinz Co. Term Loan B2 3.50% due 6/5/2020(3)	495,000	498,485

		1,289,343
Healthcare – 3.5%
Immucor, Inc. Refi Term Loan B2 5.00% due 8/17/2018(3)	972,725	976,071
Kindred Healthcare, Inc. New Term Loan 4.00% due 4/9/2021(3)	1,000,000	1,000,420
Select Medical Corp. Series E Term Loan B 3.75% due 6/1/2018(3)	500,000	499,370
Sheridan Holdings, Inc. 1st Lien Term Loan 2013 4.50% due 6/29/2018(3)	492,504	492,135

		2,967,996
Oil Field Services – 1.2%
Drillships Financing Holding, Inc. Term Loan B1 6.00% due 3/31/2021(3)	992,500	1,008,013

		1,008,013
Refining – 0.3%
Citgo Petroleum Corp. Term Loan B 8.00% due 6/24/2015(3)	228,572	230,000

		230,000
Retailers – 1.1%
Bass Pro Group LLC New Term Loan 3.75% due 11/20/2019(3)	967,139	967,439

		967,439
Total Senior Secured Loans (Cost $9,077,554)		9,133,897

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RS STRATEGIC INCOME FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities – 10.1%
Bear Stearns Commercial Mortgage Securities Trust 2006-T24 AM 5.568% due 10/12/2041(3)	$475,000	$516,127
2007-PW16 AM 5.898% due 6/11/2040(3)	450,000	499,372
Citigroup Commercial Mortgage Trust 2006-C5 A4 5.431% due 10/15/2049(2)	605,000	656,230
2006-C5 AM 5.462% due 10/15/2049(2)	420,000	456,306
2014-388G B 1.205% due 6/15/2033(1)(3)	425,000	426,069
CS Commercial Mortgage Trust 2006-C3 A3 5.982% due 6/15/2038(2)(3)	481,602	517,201
Fairway Outdoor Funding LLC 2012-1A A2 4.212% due 10/15/2042(1)(2)	477,108	483,941
GS Mortgage Securities Trust 2006-GG8 AM 5.591% due 11/10/2039	424,000	459,594
2012-ALOH A 3.551% due 4/10/2034(1)(2)	500,000	517,990
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 AM 6.057% due 4/15/2045(2)(3)	500,000	544,640
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD12 AM 6.218% due 2/15/2051(3)	450,000	504,830
LB UBS Commercial Mortgage Trust 2006-C1 AM 5.217% due 2/15/2031(2)(3)	600,000	636,379
2006-C6 AM 5.413% due 9/15/2039(2)	450,000	489,461
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2 3.085% due 8/15/2046	400,000	417,435
Morgan Stanley Capital I Trust 2006-HQ9 AM 5.773% due 7/12/2044(2)(3)	500,000	544,481
SBA Tower Trust 2.933% due 12/15/2017(1)(2)	500,000	509,552

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SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust 2006-C29 A4 5.308% due 11/15/2048(2)	$492,259	$533,490
Total Commercial Mortgage-Backed Securities (Cost $8,735,726)		8,713,098

	Principal Amount	Value
Corporate Bonds – 58.3%
Automotive – 1.2%
Ford Motor Credit Co. LLC Sr. Nt. 3.875% due 1/15/2015(2)	500,000	508,957
General Motors Financial Co., Inc. 3.25% due 5/15/2018	500,000	507,500

		1,016,457
Banking – 10.9%
Bank of America Corp. Sr. Nt. 5.875% due 1/5/2021(2)	1,000,000	1,169,958
BBVA Bancomer S.A./Grand Cayman Jr. Sub. Nt. 6.008% due 5/17/2022(1)(3)	1,000,000	1,055,000
Citigroup, Inc. Sr. Nt. 4.50% due 1/14/2022(2)	750,000	815,251
First Horizon National Corp. Sr. Nt. 5.375% due 12/15/2015(2)	500,000	528,931
HSBC Holdings PLC Sr. Nt. 5.10% due 4/5/2021(2)	1,000,000	1,136,279
Intesa Sanpaolo S.p.A. 5.017% due 6/26/2024(1)	1,000,000	1,011,815
Lloyds Bank PLC 6.375% due 1/21/2021(2)	750,000	905,638
Morgan Stanley Sr. Nt. 5.50% due 7/28/2021(2)	950,000	1,091,386
Royal Bank of Scotland Group PLC Sub. Nt. 6.125% due 12/15/2022	500,000	546,867
The Goldman Sachs Group, Inc. Sr. Nt. 5.75% due 1/24/2022(2)	500,000	578,592

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RS STRATEGIC INCOME FUND

June 30, 2014 (unaudited)	Foreign Currency(5)	Principal Amount	Value
Banking (continued)
5.95% due 1/18/2018(2)		$500,000	$568,025

			9,407,742
Building Materials – 1.6%
Cemex S.A.B. de C.V. Sr. Sec. Nt. 6.50% due 12/10/2019(1)		300,000	321,375
HeidelbergCement Finance Luxembourg SA 3.25% due 10/21/2020(2)	EUR	400,000	576,363
Odebrecht Finance Ltd. 5.25% due 6/27/2029(1)		$500,000	497,750

			1,395,488
Cable Satellite – 2.7%
Cablevision Systems Corp. Sr. Nt. 5.875% due 9/15/2022		300,000	305,625
Cequel Communications Holdings I LLC Sr. Nt. 6.375% due 9/15/2020(1)		300,000	318,750
Comcast Corp. 6.50% due 11/15/2035(2)		500,000	647,754
CSC Holdings LLC Sr. Nt. 6.75% due 11/15/2021		500,000	550,000
DIRECTV Holdings LLC 3.80% due 3/15/2022(2)		250,000	258,154
Hughes Satellite Systems Corp. Sr. Sec. Nt. 6.50% due 6/15/2019		250,000	278,750

			2,359,033
Chemicals – 0.7%
FMC Corp. Sr. Nt. 5.20% due 12/15/2019(2)		250,000	278,808
LyondellBasell Industries N.V. Sr. Nt. 5.00% due 4/15/2019(2)		300,000	338,393

			617,201
Construction Machinery – 0.8%
Ashtead Capital, Inc. Sec. Nt. 6.50% due 7/15/2022(1)		300,000	327,750
United Rentals North America, Inc. 7.625% due 4/15/2022		300,000	336,750

			664,500

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SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Electric – 0.4%
AES Corp. Sr. Nt. 7.375% due 7/1/2021	$300,000	$351,000

		351,000
Energy - Integrated – 0.3%
Suncor Energy, Inc. Sr. Nt. 6.10% due 6/1/2018(2)	250,000	290,141

		290,141
Finance Companies – 1.9%
AerCap Ireland Capital Ltd. 3.75% due 5/15/2019(1)	300,000	302,250
Aircastle Ltd. Sr. Nt. 6.25% due 12/1/2019	500,000	547,500
CIT Group, Inc. Sr. Nt. 5.25% due 3/15/2018	280,000	300,650
HSBC Finance Capital Trust IX 5.911% due 11/30/2035(2)(3)	500,000	521,250

		1,671,650
Food And Beverage – 1.2%
Constellation Brands, Inc. 4.25% due 5/1/2023	500,000	501,875
Mead Johnson Nutrition Co. Sr. Nt. 4.60% due 6/1/2044	500,000	504,015

		1,005,890
Gaming – 0.4%
MGM Resorts International 6.625% due 12/15/2021	300,000	333,750

		333,750
Government Related – 4.3%
Petrobras International Finance Co. 5.875% due 3/1/2018(2)	1,000,000	1,089,649
Petroleos Mexicanos 5.75% due 3/1/2018	1,000,000	1,127,500
Sinopec Group Overseas Development 2014 Ltd. 1.75% due 4/10/2017(1)	1,500,000	1,500,684

		3,717,833

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RS STRATEGIC INCOME FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Home Construction – 0.6%
Taylor Morrison Communities, Inc. 7.75% due 4/15/2020(1)	$216,000	$235,980
Weekley Homes LLC Sr. Nt. 6.00% due 2/1/2023	250,000	250,000

		485,980
Independent Energy – 3.1%
Alta Mesa Holdings LP 9.625% due 10/15/2018	250,000	262,500
Anadarko Petroleum Corp. Sr. Nt. 6.95% due 6/15/2019(2)	250,000	305,962
Bonanza Creek Energy, Inc. 6.75% due 4/15/2021	300,000	321,000
Clayton Williams Energy, Inc. 7.75% due 4/1/2019	250,000	265,000
Energy XXI Gulf Coast, Inc. 6.875% due 3/15/2024(1)	500,000	510,000
EV Energy Partners LP 8.00% due 4/15/2019	130,000	136,500
Harvest Operations Corp. 6.875% due 10/1/2017	300,000	325,500
RKI Exploration & Production LLC 8.50% due 8/1/2021(1)	500,000	542,500

		2,668,962
Industrial - Other – 0.6%
Safway Group Holding LLC Sec. Nt. 7.00% due 5/15/2018(1)	500,000	530,000

		530,000
Insurance - Life – 0.7%
MetLife, Inc. Sr. Nt. 4.75% due 2/8/2021(2)	500,000	558,795

		558,795
Insurance: Property - Casualty – 1.1%
ACE INA Holdings, Inc. 5.70% due 2/15/2017(2)	300,000	334,986
CNA Financial Corp. Sr. Nt. 7.35% due 11/15/2019(2)	500,000	616,764

		951,750

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SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Leisure – 0.3%
WMG Acquisition Corp. Sr. Sec. Nt. 6.00% due 1/15/2021(1)	$270,000	$278,775

		278,775
Media - Entertainment – 2.7%
21st Century Fox America, Inc. 5.65% due 8/15/2020(2)	250,000	291,187
Discovery Communications LLC 5.625% due 8/15/2019(2)	250,000	286,285
Netflix, Inc. Sr. Nt. 5.75% due 3/1/2024(1)	350,000	365,750
Telesat LLC 6.00% due 5/15/2017(1)	300,000	309,375
Time Warner, Inc. 4.00% due 1/15/2022(2)	500,000	527,235
Univision Communications, Inc. Sr. Sec. Nt. 7.875% due 11/1/2020(1)	500,000	550,000

		2,329,832
Metals And Mining – 3.0%
Anglo American Capital PLC 2.625% due 9/27/2017(1)(2)	1,000,000	1,025,300
FMG Resources August 2006 Pty. Ltd. 8.25% due 11/1/2019(1)	250,000	272,187
Samarco Mineracao S.A. Sr. Nt. 5.75% due 10/24/2023(1)	250,000	262,425
Southern Copper Corp. Sr. Nt. 7.50% due 7/27/2035	400,000	465,650
Vale Overseas Ltd. 6.875% due 11/21/2036	500,000	553,520

		2,579,082
Midstream – 5.9%
Crestwood Midstream Partners LP 6.00% due 12/15/2020	400,000	420,000
Energy Transfer Partners LP
Sr. Nt.
3.60% due 2/1/2023(2)	250,000	247,700
6.70% due 7/1/2018(2)	1,000,000	1,170,888
Magellan Midstream Partners LP Sr. Nt. 4.25% due 2/1/2021(2)	250,000	272,325

110	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Midstream (continued)
MarkWest Energy Partners LP 6.50% due 8/15/2021	$163,000	$176,040
Niska Gas Storage Canada ULC 6.50% due 4/1/2019(1)	300,000	288,000
NiSource Finance Corp.
5.25% due 9/15/2017	750,000	836,002
5.65% due 2/1/2045(2)	750,000	844,443
Regency Energy Partners LP 6.50% due 7/15/2021	250,000	272,500
Tesoro Logistics LP 6.125% due 10/15/2021	500,000	533,750

		5,061,648
Oil Field Services – 1.2%
Offshore Group Investment Ltd. Sr. Sec. Nt. 7.125% due 4/1/2023	250,000	253,750
Transocean, Inc. 2.50% due 10/15/2017	800,000	816,954

		1,070,704
Paper – 0.6%
Fibria Overseas Finance Ltd. 5.25% due 5/12/2024	250,000	248,750
Georgia-Pacific LLC 5.40% due 11/1/2020(1)(2)	235,000	271,248

		519,998
Refining – 0.7%
Calumet Specialty Products Partners LP 6.50% due 4/15/2021(1)	300,000	306,000
Phillips 66 4.30% due 4/1/2022(2)	250,000	270,576

		576,576
REITs – 0.8%
Sabra Health Care LP 5.50% due 2/1/2021	80,000	84,000
WCI Finance LLC 5.70% due 10/1/2016(1)(2)	500,000	563,504

		647,504
Sovereign – 2.5%
Republic of Costa Rica Sr. Nt. 7.00% due 4/4/2044(1)	500,000	520,000
Republic of Indonesia Sr. Nt. 5.875% due 3/13/2020(1)	500,000	555,000

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SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

June 30, 2014 (unaudited)	Principal Amount	Value
Sovereign (continued)
Republic of Panama Sr. Nt. 5.20% due 1/30/2020	$1,000,000	$1,116,000

		2,191,000
Technology – 0.7%
First Data Corp. 12.625% due 1/15/2021	500,000	615,625

		615,625
Wireless – 3.4%
America Movil S.A.B. de C.V. 5.625% due 11/15/2017(2)	500,000	564,760
American Tower Corp. Sr. Nt. 4.50% due 1/15/2018	500,000	544,796
Bharti Airtel International Netherlands BV 5.35% due 5/20/2024(1)	1,000,000	1,037,550
Sprint Communications, Inc. 9.00% due 11/15/2018(1)	400,000	485,000
T-Mobile U.S.A., Inc. 6.25% due 4/1/2021	250,000	265,625

		2,897,731
Wirelines – 4.0%
AT&T, Inc. Sr. Nt. 6.30% due 1/15/2038	1,000,000	1,210,177
Telecom Italia Capital S.A. 4.95% due 9/30/2014(2)	500,000	504,000
Turk Telekomunikasyon AS Sr. Nt. 3.75% due 6/19/2019(1)	500,000	494,200
Verizon Communications, Inc.
Sr. Nt.
6.10% due 4/15/2018(2)	500,000	578,141
6.55% due 9/15/2043(2)	500,000	629,220

		3,415,738
Total Corporate Bonds (Cost $48,185,078)		50,210,385

	Principal Amount	Value
Mortgage Pass-Through Securities – 0.2%
FNMA 3.50% due 7/1/2043(2)	188,675	194,521

Total Mortgage Pass-Through Securities (Cost $193,802)		194,521

112	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

June 30, 2014 (unaudited)	Principal Amount	Value
U.S. Government Securities – 2.3%
U.S. Treasury Notes 0.875% due 12/31/2016(2)	$2,000,000	$2,010,468

Total U.S. Government Securities (Cost $2,002,029)		2,010,468

	Principal Amount	Value
Repurchase Agreements – 2.5%

State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $2,165,000, due 7/1/2014(4)	2,165,000	2,165,000
Total Repurchase Agreements (Cost $2,165,000)		2,165,000
Total Investments – 97.6% (Cost $81,892,116)		84,156,900
Other Assets, Net – 2.4%		2,029,827
Total Net Assets – 100.0%		$86,186,727

(1)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At June 30, 2014, the aggregate market value of these securities amounted to $18,324,570, representing 21.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

At June 30, 2014, the Fund had entered into the following forward currency exchange contracts:

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation

9/17/2014	Barclays Bank PLC	USD	555,850	EUR	400,000	$(3,126)

Legend:

EUR – Euro

USD – U.S. Dollar

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2014.

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SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	1.375%	6/30/2018	$2,209,134

(5)	See currency legend on previous page.

The table below presents futures contracts as of June 30, 2014:

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Sold Futures Contracts
U.S. Ultra Bond	Goldman Sachs & Co.	7	9/19/2014	$1,050	$(21,022)

At June 30, 2014, the Fund had entered into the following open option contracts:

Number of Contracts	Written Call Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation/ (Depreciation)
85	10 YR U.S. Treasury Note, strike @ $125.5	August 2014	$36,030	$(54,453)	$(18,423)
25	30 YR U.S. Treasury Note, strike @ $137	August 2014	19,443	(39,453)	(20,010)
25	30 YR U.S. Treasury Note, strike @ $139	August 2014	19,443	(18,750)	693
Total			$74,916	$(112,656)	$(37,740)

Number of Contracts	Written Put Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation
40	30 YR U.S. Treasury Note, strike @ $129	August 2014	$18,609	$(1,875)	$16,734
35	30 YR U.S. Treasury Note, strike @ $133	August 2014	20,658	(9,844)	10,814
Total			$39,267	$(11,719)	$27,548

114	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS STRATEGIC INCOME FUND

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,146,651	$—	$2,146,651
Collateralized Mortgage Obligations	—	9,582,880	—	9,582,880
Senior Secured Loans	—	9,133,897	—	9,133,897
Commercial Mortgage-Backed Securities	—	8,713,098	—	8,713,098
Corporate Bonds	—	50,210,385	—	50,210,385
Mortgage Pass-Through Securities	—	194,521	—	194,521
U.S. Government Securities	—	2,010,468	—	2,010,468
Repurchase Agreements	—	2,165,000	—	2,165,000
Other Financial Instruments:
Forward Currency Contracts	—	(3,126)	—	(3,126)
Financial Futures Contracts	(21,022)	—	—	(21,022)
Written Call Options	(112,656)	—	—	(112,656)
Written Put Options	(11,719)	—	—	(11,719)
Total	$(145,397)	$84,153,774	$—	$84,008,377

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FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2014 (unaudited)	RS Investment Quality Bond	RS Low Duration Bond
Assets
Investments, at value	$121,546,760	$1,154,315,385
Cash	20,030	1,354,999
Cash deposits with brokers	231,000	144,000
Foreign currency, at value	—	—
Receivable for investments sold	—	8,009,300
Dividends/interest receivable	895,650	5,352,269
Receivable for fund shares subscribed	118,011	3,610,487
Receivable for variation margin	17,657	8,750
Prepaid expenses	33,936	81,265

Total Assets	122,863,044	1,172,876,455

Liabilities
Payable for investments purchased	1,939,613	19,483,762
Payable for fund shares redeemed	192,398	4,497,110
Payable to adviser	33,526	429,005
Written options, at value	27,187	—
Distributions payable	11,954	328,455
Payable to distributor	4,392	48,410
Accrued trustees’ fees	2,280	22,657
Unrealized depreciation for open forward currency contracts	—	—
Accrued expenses/other liabilities	82,541	376,241

Total Liabilities	2,293,891	25,185,640

Total Net Assets	$120,569,153	$1,147,690,815

Net Assets Consist of:
Paid-in capital	$114,410,171	$1,164,318,665
Distributions in excess of net investment income	—	(3,551)
Accumulated undistributed net investment income	32,832	—
Accumulated net realized gain/(loss) from investments, futures contracts, swap contracts, written options and foreign currency transactions	804,168	(17,623,290)
Net unrealized appreciation on investments, futures contracts, written options and translation of assets and liabilities in foreign currencies	5,321,982	998,991

Total Net Assets	$120,569,153	$1,147,690,815

Investments, at Cost	$116,258,835	$1,153,254,156

Foreign Currency, at Cost	$—	$—

Premiums Received for Written Options	$30,656	$—

Pricing of Shares
Net Assets:
Class A	$69,144,385	$510,843,057
Class C	10,263,100	221,918,414
Class K	7,035,902	5,482,385
Class Y	34,125,766	409,446,959
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	6,705,906	50,372,199
Class C	995,514	21,881,129
Class K	681,449	540,516
Class Y	3,308,000	40,366,439
Net Asset Value Per Share:
Class A	$10.31	$10.14
Class C	10.31	10.14
Class K	10.32	10.14
Class Y	10.32	10.14
Sales Charge Class A (Load)	3.75%	2.25%
Maximum Offering Price Per Class A Share	$10.71	$10.37

116	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS High Yield	RS Tax-Exempt	RS High Income Municipal Bond	RS Floating Rate	RS Strategic Income

$118,177,940	$251,131,395	$105,602,589	$2,645,048,387	$84,156,900
56,110	2,645,425	4,065,343	3,262,211	—
—	—	—	—	427,000
—	—	—	—	8,779
6,146,424	—	—	73,909,491	—
1,617,539	3,185,189	1,449,093	11,628,481	797,876
212,022	371,387	692,102	6,085,952	1,667,452
—	—	—	—	3,738
40,970	31,550	17,605	93,649	21,490

126,251,005	257,364,946	111,826,732	2,740,028,171	87,083,235

10,243,004	—	—	90,689,975	505,280
819,648	2,350,444	235,877	13,915,144	59,688
40,823	80,047	29,458	1,249,026	29,869
—	—	—	—	124,375
246,026	137,092	59,067	2,038,608	108,953
8,311	12,806	6,401	130,312	4,523
1,821	5,125	2,231	46,662	1,424
—	—	—	—	3,126
56,707	119,907	66,588	863,586	59,270

11,416,340	2,705,421	399,622	108,933,313	896,508

$114,834,665	$254,659,525	$111,427,110	$2,631,094,858	$86,186,727

$109,780,820	$238,461,599	$109,924,345	$2,624,908,986	$83,434,102
(1)	—	—	—	(32,732)
—	18,778	10,271	235,290	—
2,567,769	(3,915,954)	(7,797,509)	(16,065,310)	554,833
2,486,077	20,095,102	9,290,003	22,015,892	2,230,524

$114,834,665	$254,659,525	$111,427,110	$2,631,094,858	$86,186,727

$115,691,863	$231,036,293	$96,312,586	$2,623,032,495	$81,892,116

$—	$—	$—	$—	$8,699

$—	$—	$—	$—	$114,183

$50,785,763	$140,609,109	$44,969,323	$810,739,867	$54,685,519
32,347,118	57,992,132	35,654,163	744,970,073	16,817,003
23,926,727	—	—	2,563,782	3,869,381
7,775,057	56,058,284	30,803,624	1,072,821,136	10,814,824

6,773,313	13,132,183	4,252,676	78,336,658	5,209,331
4,306,296	5,417,420	3,372,169	71,946,685	1,594,766
3,181,216	—	—	247,733	366,710
1,042,043	5,238,477	2,912,730	103,625,952	1,035,782

$7.50	$10.71	$10.57	$10.35	$10.50
7.51	10.70	10.57	10.35	10.55
7.52	—	—	10.35	10.55
7.46	10.70	10.58	10.35	10.44
3.75%	3.75%	3.75%	2.25%	3.75%
$7.79	$11.13	$10.98	$10.59	$10.91

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	117

FINANCIAL INFORMATION

Statements of Operations For the Six-Month Period Ended June 30, 2014 (unaudited)	RS Investment Quality Bond	RS Low Duration Bond
Investment Income
Interest	$2,491,436	$16,640,888
Dividends	—	—

Total Investment Income	2,491,436	16,640,888

Expenses
Investment advisory fees	308,657	2,714,974
Distribution fees	166,630	1,891,736
Transfer agent fees	92,143	706,333
Custodian fees	40,134	87,503
Professional fees	21,022	75,417
Registration fees	16,167	23,270
Shareholder reports	12,632	100,080
Administrative service fees	7,544	75,364
Trustees’ fees	3,809	37,835
Insurance expense	2,326	10,744
Other expenses	2,244	16,378

Total Expenses	673,308	5,739,634

Less: Fee waiver by adviser	(116,716)	—

Total Expenses, Net	556,592	5,739,634

Net Investment Income	1,934,844	10,901,254

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Transactions
Net realized gain/(loss) from investments	673,052	(4,227,544)
Net realized gain/(loss) from futures contracts	105,835	(276,633)
Net realized loss from swap contracts	(5,808)	—
Net realized gain from written options	4,769	—
Net realized loss from foreign currency transactions	—	—
Net change in unrealized appreciation/depreciation on investments	2,776,856	7,583,022
Net change in unrealized appreciation/depreciation on futures contracts	181,023	(1,503,039)
Net change in unrealized appreciation/depreciation on written options	762	—
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	—	—

Net Gain on Investments, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Transactions	3,736,489	1,575,806

Net Increase in Net Assets Resulting from Operations	$5,671,333	$12,477,060

118	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS High Yield	RS Tax-Exempt	RS High Income Municipal Bond	RS Floating Rate	RS Strategic Income

$3,499,349	$5,187,544	$2,842,441	$69,215,851	$1,639,926
7,969	—	—	—	—

3,507,318	5,187,544	2,842,441	69,215,851	1,639,926

326,444	669,923	273,363	8,927,768	247,582
297,041	488,382	231,629	4,933,974	158,926
66,532	171,840	78,100	1,490,886	44,870
26,626	26,873	12,645	136,288	30,147
19,743	27,559	20,163	191,898	19,289
17,843	13,386	9,095	16,729	11,384
9,037	22,152	10,529	189,519	7,814
6,421	16,498	6,807	165,383	4,830
3,204	8,285	3,427	82,830	2,437
2,093	4,525	545	21,700	1,064
1,737	5,159	3,203	192,434	1,991

776,721	1,454,582	649,506	16,349,409	530,334

(92,465)	(171,939)	(134,666)	(931,543)	(105,858)

684,256	1,282,643	514,840	15,417,866	424,476

2,823,062	3,904,901	2,327,601	53,797,985	1,215,450

4,650,468	2,220,431	370,304	6,918,483	561,020
(28,198)	—	—	—	(95,060)
—	—	—	—	(11,717)
—	—	—	—	50,214
—	—	—	—	(1,215)
(1,806,814)	8,415,116	5,752,096	(4,495,336)	848,413
(55,890)	—	—	—	90,747
—	—	—	—	(69,931)
—	—	—	—	(309)

2,759,566	10,635,547	6,122,400	2,423,147	1,372,162

$5,582,628	$14,540,448	$8,450,001	$56,221,132	$2,587,612

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	119

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS Investment Quality Bond

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income	$1,934,844	$4,684,976
Net realized gain/(loss) from investments, futures contracts, swap contracts and written options	777,848	385,724
Net change in unrealized appreciation/depreciation on investments, futures contracts and written options	2,958,641	(8,617,864)

Net Increase/(Decrease) in Net Assets Resulting from Operations	5,671,333	(3,547,164)

Distributions to Shareholders
Net investment income
Class A	(1,133,738)	(2,824,108)
Class C	(129,630)	(390,828)
Class K	(97,965)	(196,041)
Class Y	(574,699)	(1,273,999)
Net realized gain on investments
Class A	—	(332,048)
Class C	—	(59,879)
Class K	—	(29,667)
Class Y	—	(145,811)

Total Distributions	(1,936,032)	(5,252,381)

Capital Share Transactions
Proceeds from sales of shares	7,829,511	24,362,473
Reinvestment of distributions	1,853,092	4,934,563
Cost of shares redeemed	(26,899,374)	(110,994,178)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,216,771)	(81,697,142)

Net Increase/(Decrease) in Net Assets	(13,481,470)	(90,496,687)

Net Assets
Beginning of period	134,050,623	224,547,310

End of period	$120,569,153	$134,050,623

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$—

Accumulated Undistributed Net Investment Income Included in Net Assets	$32,832	$34,020

Other Information:
Shares
Sold	767,610	2,362,860
Reinvested	181,265	484,130
Redeemed	(2,646,218)	(10,842,560)

Net Decrease	(1,697,343)	(7,995,570)

120	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Low Duration Bond		RS High Yield		RS Tax-Exempt

For the Six Months Ended 6/30/14	For the Year Ended 12/31/13	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

$10,901,254	$27,219,913	$2,823,062	$6,824,682	$3,904,901	$11,304,551
(4,504,177)	(13,068,984)	4,622,270	3,349,464	2,220,431	(6,136,385)
6,079,983	(18,574,200)	(1,862,704)	(2,212,824)	8,415,116	(27,340,584)

12,477,060	(4,423,271)	5,582,628	7,961,322	14,540,448	(22,172,418)

(5,017,411)	(12,609,796)	(1,215,849)	(3,115,247)	(2,254,984)	(6,609,911)
(1,325,054)	(3,129,208)	(786,004)	(1,920,004)	(693,441)	(1,920,654)
(40,018)	(90,507)	(596,909)	(1,204,530)	—	—
(4,515,896)	(11,390,023)	(224,300)	(759,894)	(956,476)	(2,774,072)

—	(118,647)	—	—	—	(59,390)
—	(53,009)	—	—	—	(23,815)
—	(1,043)	—	—	—	—
—	(98,848)	—	—	—	(23,765)

(10,898,379)	(27,491,081)	(2,823,062)	(6,999,675)	(3,904,901)	(11,411,607)

210,946,691	918,921,776	16,463,140	56,339,294	24,048,141	89,071,968
8,888,546	22,148,909	1,526,210	4,611,072	3,056,779	8,872,698
(399,889,011)	(1,377,311,394)	(18,476,337)	(82,538,038)	(63,049,970)	(277,554,762)

(180,053,774)	(436,240,709)	(486,987)	(21,587,672)	(35,945,050)	(179,610,096)

(178,475,093)	(468,155,061)	2,272,579	(20,626,025)	(25,309,503)	(213,194,121)

1,326,165,908	1,794,320,969	112,562,086	133,188,111	279,969,028	493,163,149

$1,147,690,815	$1,326,165,908	$114,834,665	$112,562,086	$254,659,525	$279,969,028

$(3,551)	$(6,426)	$(1)	$(1)	$—	$—

$—	$—	$—	$—	$18,778	$18,778

20,790,989	89,693,913	2,213,012	7,717,120	2,287,625	8,237,613
876,200	2,169,626	205,699	633,544	288,470	830,523
(39,419,302)	(134,808,715)	(2,502,299)	(11,338,353)	(5,974,950)	(26,212,459)

(17,752,113)	(42,945,176)	(83,588)	(2,987,689)	(3,398,855)	(17,144,323)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	121

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS High Income Municipal Bond

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income	$2,327,601	$8,076,676
Net realized gain/(loss) from investments, futures contracts, swap contracts, written options and foreign currency transactions	370,304	(7,022,336)
Net change in unrealized appreciation/depreciation on investments, futures contracts, written options and translation of assets and liabilities in foreign currencies	5,752,096	(14,952,856)

Net Increase/(Decrease) in Net Assets Resulting from Operations	8,450,001	(13,898,516)

Distributions to Shareholders
Net investment income
Class A	(1,001,818)	(3,896,630)
Class C	(635,671)	(1,757,327)
Class K	—	—
Class Y	(677,091)	(2,426,719)
Net realized gain on investments
Class A	—	—
Class C	—	—
Class K	—	—
Class Y	—	—

Total Distributions	(2,314,580)	(8,080,676)

Capital Share Transactions
Proceeds from sales of shares	21,323,797	67,477,002
Reinvestment of distributions	1,971,717	6,835,230
Cost of shares redeemed	(35,941,360)	(214,565,062)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(12,645,846)	(140,252,830)

Net Increase/(Decrease) in Net Assets	(6,510,425)	(162,232,022)

Net Assets
Beginning of period	117,937,535	280,169,557

End of period	$111,427,110	$117,937,535

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(2,750)

Accumulated Undistributed Net Investment Income Included in Net Assets	$10,271	$—

Other Information:
Shares
Sold	2,064,906	6,222,069
Reinvested	190,549	642,355
Redeemed	(3,512,673)	(20,103,907)

Net Increase/(Decrease)	(1,257,218)	(13,239,483)

122	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Floating Rate		RS Strategic Income

For the Six Months Ended 6/30/14	For the Year Ended 12/31/13	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

$53,797,985	$105,212,437	$1,215,450	$3,194,608
6,918,483	11,165,721	503,242	353,630
(4,495,336)	4,504,240	868,920	(3,250,276)

56,221,132	120,882,398	2,587,612	297,962

(16,993,105)	(34,787,955)	(835,956)	(2,429,996)
(12,534,449)	(25,507,532)	(178,376)	(334,949)
(47,970)	(164,617)	(50,281)	(101,165)
(23,943,105)	(44,792,353)	(140,706)	(493,849)

—	—	(34,759)	(18,620)
—	—	(10,449)	(4,283)
—	—	(2,418)	(1,315)
—	—	(5,866)	(2,997)

(53,518,629)	(105,252,457)	(1,258,811)	(3,387,174)

458,004,010	2,014,741,715	15,098,108	32,342,276
40,314,033	79,404,482	694,803	3,274,818
(713,517,895)	(1,209,449,428)	(9,458,306)	(63,711,121)

(215,199,852)	884,696,769	6,334,605	(28,094,027)

(212,497,349)	900,326,710	7,663,406	(31,183,239)

2,843,592,207	1,943,265,497	78,523,321	109,706,560

$2,631,094,858	$2,843,592,207	$86,186,727	$78,523,321

$—	$(44,066)	$(32,732)	$(42,863)

$235,290	$—	$—	$—

44,244,057	195,273,740	1,445,927	3,072,550
3,896,552	7,704,050	66,504	314,001
(68,954,660)	(117,276,207)	(905,765)	(6,096,868)

(20,814,051)	85,701,583	606,666	(2,710,317)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	123

FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Investment Quality Bond Fund
Class A
Six Months Ended 6/30/14[1]	$10.01	$0.16	$0.30	$0.46	$(0.16)	$—
Year Ended 12/31/13	10.50	0.28	(0.45)	(0.17)	(0.28)	(0.04)
Year Ended 12/31/12	10.34	0.28	0.32	0.60	(0.28)	(0.16)
Year Ended 12/31/11	10.12	0.35	0.33	0.68	(0.35)	(0.11)
Year Ended 12/31/10	9.89	0.38	0.36	0.74	(0.38)	(0.13)
Year Ended 12/31/09	9.34	0.41	0.55	0.96	(0.41)	—

Class C
Six Months Ended 6/30/14[1]	$10.01	$0.12	$0.30	$0.42	$(0.12)	$—
Year Ended 12/31/13	10.50	0.20	(0.45)	(0.25)	(0.20)	(0.04)
Year Ended 12/31/12	10.34	0.20	0.32	0.52	(0.20)	(0.16)
Year Ended 12/31/11	10.11	0.28	0.34	0.62	(0.28)	(0.11)
Year Ended 12/31/10	9.89	0.30	0.35	0.65	(0.30)	(0.13)
Year Ended 12/31/09	9.34	0.34	0.55	0.89	(0.34)	—

Class K
Six Months Ended 6/30/14[1]	$10.02	$0.14	$0.30	$0.44	$(0.14)	$—
Year Ended 12/31/13	10.51	0.24	(0.45)	(0.21)	(0.24)	(0.04)
Year Ended 12/31/12	10.36	0.23	0.31	0.54	(0.23)	(0.16)
Year Ended 12/31/11	10.13	0.31	0.34	0.65	(0.31)	(0.11)
Year Ended 12/31/10	9.90	0.34	0.36	0.70	(0.34)	(0.13)
Year Ended 12/31/09	9.35	0.37	0.55	0.92	(0.37)	—

Class Y
Six Months Ended 6/30/14[1]	$10.02	$0.17	$0.30	$0.47	$(0.17)	$—
Year Ended 12/31/13	10.50	0.30	(0.44)	(0.14)	(0.30)	(0.04)
Year Ended 12/31/12	10.35	0.30	0.31	0.61	(0.30)	(0.16)
Year Ended 12/31/11	10.12	0.37	0.34	0.71	(0.37)	(0.11)
Year Ended 12/31/10	9.89	0.40	0.36	0.76	(0.40)	(0.13)
Period From 5/13/09[4] to 12/31/09[1]	9.47	0.27	0.42	0.69	(0.27)	—

See notes to Financial Highlights on pages 136–137.

124	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.16)	$10.31	4.62%	$69,144	0.87%	1.07%	3.17%	2.97%	24%
(0.32)	10.01	(1.64)%	80,139	0.85%	1.01%	2.70%	2.54%	201%
(0.44)	10.50	5.85%	129,706	0.85%	0.99%	2.62%	2.48%	154%
(0.46)	10.34	6.87%	115,632	0.85%	0.98%	3.46%	3.33%	113%
(0.51)	10.12	7.55%	135,370	0.85%	1.04%	3.69%	3.50%	129%
(0.41)	9.89	10.50%	127,155	0.85%	1.05%	4.24%	4.04%	169%

$(0.12)	$10.31	4.21%	$10,263	1.66%	1.91%	2.39%	2.14%	24%
(0.24)	10.01	(2.37)%	12,057	1.60%	1.81%	1.92%	1.71%	201%
(0.36)	10.50	5.06%	27,040	1.60%	1.79%	1.83%	1.64%	154%
(0.39)	10.34	6.17%	15,482	1.60%	1.84%	2.60%	2.36%	113%
(0.43)	10.11	6.64%	7,270	1.60%	1.80%	2.97%	2.77%	129%
(0.34)	9.89	9.68%	11,701	1.60%	1.81%	3.49%	3.28%	169%

$(0.14)	$10.32	4.41%	$7,036	1.27%	1.47%	2.76%	2.56%	24%
(0.28)	10.02	(2.02)%	7,287	1.25%	1.41%	2.32%	2.16%	201%
(0.39)	10.51	5.33%	9,291	1.25%	1.44%	2.23%	2.04%	154%
(0.42)	10.36	6.55%	10,471	1.25%	1.50%	3.04%	2.79%	113%
(0.47)	10.13	7.12%	10,104	1.25%	1.50%	3.34%	3.09%	129%
(0.37)	9.90	10.05%	13,096	1.25%	1.55%	3.86%	3.56%	169%

$(0.17)	$10.32	4.72%	$34,126	0.66%	0.79%	3.37%	3.24%	24%
(0.34)	10.02	(1.35)%	34,568	0.66%	0.72%	2.89%	2.83%	201%
(0.46)	10.50	5.95%	58,511	0.66%	0.74%	2.80%	2.72%	154%
(0.48)	10.35	7.18%	51,026	0.66%	0.68%	3.39%	3.37%	113%
(0.53)	10.12	7.75%	1,849	0.66%	0.76%	3.85%	3.75%	129%
(0.27)	9.89	7.32%	1,093	0.66%	0.84%	4.28%	4.10%	169%

See notes to Financial Highlights on pages 136–137.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	125

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Low Duration Bond Fund
Class A
Six Months Ended 6/30/14[1]	$10.13	$0.09	$0.01	$0.10	$(0.09)	$—
Year Ended 12/31/13	10.32	0.18	(0.19)	(0.01)	(0.18)	—	[5]
Year Ended 12/31/12	10.21	0.20	0.11	0.31	(0.20)	—	[5]
Year Ended 12/31/11	10.28	0.24	(0.06)	0.18	(0.24)	(0.01)
Year Ended 12/31/10	10.17	0.28	0.14	0.42	(0.28)	(0.03)
Year Ended 12/31/09	9.88	0.28	0.29	0.57	(0.28)	—	[5]

Class C
Six Months Ended 6/30/14[1]	$10.13	$0.06	$0.01	$0.07	$(0.06)	$—
Year Ended 12/31/13	10.32	0.10	(0.19)	(0.09)	(0.10)	—	[5]
Year Ended 12/31/12	10.21	0.12	0.11	0.23	(0.12)	—	[5]
Year Ended 12/31/11	10.28	0.16	(0.06)	0.10	(0.16)	(0.01)
Year Ended 12/31/10	10.17	0.21	0.14	0.35	(0.21)	(0.03)
Year Ended 12/31/09	9.88	0.21	0.29	0.50	(0.21)	—	[5]

Class K
Six Months Ended 6/30/14[1]	$10.13	$0.07	$0.01	$0.08	$(0.07)	$—
Year Ended 12/31/13	10.32	0.14	(0.19)	(0.05)	(0.14)	—	[5]
Year Ended 12/31/12	10.21	0.15	0.11	0.26	(0.15)	—	[5]
Year Ended 12/31/11	10.28	0.20	(0.06)	0.14	(0.20)	(0.01)
Year Ended 12/31/10	10.17	0.24	0.14	0.38	(0.24)	(0.03)
Year Ended 12/31/09	9.88	0.24	0.29	0.53	(0.24)	—	[5]

Class Y
Six Months Ended 6/30/14[1]	$10.13	$0.11	$0.01	$0.12	$(0.11)	$—
Year Ended 12/31/13	10.32	0.20	(0.19)	0.01	(0.20)	—	[5]
Year Ended 12/31/12	10.21	0.22	0.11	0.33	(0.22)	—	[5]
Year Ended 12/31/11	10.28	0.26	(0.06)	0.20	(0.26)	(0.01)
Year Ended 12/31/10	10.17	0.30	0.14	0.44	(0.30)	(0.03)
Period From 5/13/09[4] to 12/31/09[1]	9.98	0.20	0.19	0.39	(0.20)	—	[5]

See notes to Financial Highlights on pages 136–137.

126	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.09)	$10.14	1.03%	$510,843	0.89%	0.89%	1.87%	1.87%	19%
(0.18)	10.13	(0.07)%	580,942	0.83%	0.84%	1.76%	1.75%	74%
(0.20)	10.32	3.06%	818,462	0.80%	0.84%	1.88%	1.84%	64%
(0.25)	10.21	1.68%	665,196	0.80%	0.86%	2.26%	2.20%	76%
(0.31)	10.28	4.15%	408,167	0.80%	0.93%	2.68%	2.55%	121%
(0.28)	10.17	5.89%	162,209	0.80%	0.97%	2.84%	2.67%	393%

$(0.06)	$10.14	0.64%	$221,919	1.66%	1.66%	1.10%	1.10%	19%
(0.10)	10.13	(0.85)%	268,237	1.61%	1.63%	0.98%	0.96%	74%
(0.12)	10.32	2.29%	334,753	1.55%	1.62%	1.12%	1.05%	64%
(0.17)	10.21	0.93%	236,987	1.55%	1.61%	1.52%	1.46%	76%
(0.24)	10.28	3.38%	144,393	1.55%	1.67%	1.92%	1.80%	121%
(0.21)	10.17	5.10%	44,681	1.55%	1.71%	2.09%	1.93%	393%

$(0.07)	$10.14	0.81%	$5,482	1.33%	1.33%	1.43%	1.43%	19%
(0.14)	10.13	(0.50)%	5,894	1.26%	1.30%	1.34%	1.30%	74%
(0.15)	10.32	2.65%	7,238	1.20%	1.33%	1.46%	1.33%	64%
(0.21)	10.21	1.28%	5,551	1.20%	1.36%	1.88%	1.72%	76%
(0.27)	10.28	3.75%	4,139	1.20%	1.41%	2.32%	2.11%	121%
(0.24)	10.17	5.47%	3,746	1.20%	1.42%	2.42%	2.20%	393%

$(0.11)	$10.14	1.16%	$409,447	0.62%	0.62%	2.13%	2.13%	19%
(0.20)	10.13	0.15%	471,093	0.61%	0.61%	1.98%	1.98%	74%
(0.22)	10.32	3.27%	633,868	0.61%	0.61%	2.03%	2.03%	64%
(0.27)	10.21	1.89%	312,680	0.60%	0.60%	2.43%	2.43%	76%
(0.33)	10.28	4.36%	104,784	0.62%	0.62%	2.83%	2.83%	121%

(0.20)	10.17	3.91%	7,347	0.63%	0.73%	3.07%	2.97%	393%

See notes to Financial Highlights on pages 136–137.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	127

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS High Yield Fund
Class A
Six Months Ended 6/30/14[1]	$7.31	$0.20	$0.19	$0.39	$(0.20)	$—
Year Ended 12/31/13	7.25	0.43	0.07	0.50	(0.44)	—
Year Ended 12/31/12	6.75	0.45	0.50	0.95	(0.45)	—
Year Ended 12/31/11	6.93	0.49	(0.18)	0.31	(0.49)	—
Year Ended 12/31/10	6.59	0.52	0.34	0.86	(0.52)	—
Year Ended 12/31/09	5.16	0.50	1.43	1.93	(0.50)	—

Class C
Six Months Ended 6/30/14[1]	$7.32	$0.17	$0.19	$0.36	$(0.17)	$—
Year Ended 12/31/13	7.25	0.36	0.07	0.43	(0.36)	—
Year Ended 12/31/12	6.74	0.39	0.51	0.90	(0.39)	—
Year Ended 12/31/11	6.93	0.44	(0.19)	0.25	(0.44)	—
Year Ended 12/31/10	6.58	0.47	0.35	0.82	(0.47)	—
Year Ended 12/31/09	5.16	0.45	1.42	1.87	(0.45)	—

Class K
Six Months Ended 6/30/14[1]	$7.33	$0.19	$0.19	$0.38	$(0.19)	$—
Year Ended 12/31/13	7.25	0.39	0.08	0.47	(0.39)	—
Year Ended 12/31/12	6.75	0.42	0.50	0.92	(0.42)	—
Year Ended 12/31/11	6.93	0.46	(0.18)	0.28	(0.46)	—
Year Ended 12/31/10	6.59	0.49	0.34	0.83	(0.49)	—
Year Ended 12/31/09	5.16	0.48	1.43	1.91	(0.48)	—

Class Y
Six Months Ended 6/30/14[1]	$7.27	$0.21	$0.19	$0.40	$(0.21)	$—
Year Ended 12/31/13	7.24	0.43	0.07	0.50	(0.47)	—
Year Ended 12/31/12	6.74	0.46	0.50	0.96	(0.46)	—
Year Ended 12/31/11	6.92	0.50	(0.18)	0.32	(0.50)	—
Year Ended 12/31/10	6.58	0.53	0.34	0.87	(0.53)	—
Period From 5/13/09[4] to 12/31/09[1]	5.74	0.33	0.84	1.17	(0.33)	—

See notes to Financial Highlights on pages 136–137.

128	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.20)	$7.50	5.42%	$50,786	0.97%	1.14%	5.46%	5.29%	131%
(0.44)	7.31	7.05%	42,329	0.95%	1.11%	5.72%	5.56%	96%
(0.45)	7.25	14.43%	64,916	0.92%	1.12%	6.36%	6.16%	103%
(0.49)	6.75	4.56%	68,517	0.85%	1.11%	7.10%	6.84%	101%
(0.52)	6.93	13.54%	72,025	0.85%	1.14%	7.67%	7.38%	108%
(0.50)	6.59	38.92%	76,328	0.85%	1.14%	8.39%	8.10%	66%

$(0.17)	$7.51	5.03%	$32,347	1.70%	1.89%	4.75%	4.56%	131%
(0.36)	7.32	6.10%	37,733	1.70%	1.87%	4.97%	4.80%	96%
(0.39)	7.25	13.75%	34,998	1.67%	1.88%	5.60%	5.39%	103%
(0.44)	6.74	3.62%	27,882	1.60%	1.88%	6.34%	6.06%	101%
(0.47)	6.93	12.88%	25,102	1.60%	1.92%	6.92%	6.60%	108%
(0.45)	6.58	37.69%	15,088	1.60%	1.93%	7.67%	7.34%	66%

$(0.19)	$7.52	5.21%	$23,927	1.35%	1.50%	5.10%	4.95%	131%
(0.39)	7.33	6.62%	23,036	1.35%	1.49%	5.32%	5.18%	96%
(0.42)	7.25	13.98%	22,003	1.32%	1.52%	5.96%	5.76%	103%
(0.46)	6.75	4.15%	18,961	1.25%	1.54%	6.71%	6.42%	101%
(0.49)	6.93	13.09%	18,710	1.25%	1.58%	7.29%	6.96%	108%
(0.48)	6.59	38.36%	16,522	1.25%	1.60%	8.04%	7.69%	66%

$(0.21)	$7.46	5.54%	$7,775	0.76%	0.89%	5.72%	5.59%	131%
(0.47)	7.27	7.14%	9,464	0.76%	0.85%	5.88%	5.79%	96%
(0.46)	7.24	14.66%	11,271	0.73%	0.91%	6.52%	6.34%	103%
(0.50)	6.74	4.75%	7,418	0.66%	0.88%	7.30%	7.08%	101%
(0.53)	6.92	13.77%	4,678	0.66%	0.88%	7.89%	7.67%	108%

(0.33)	6.58	20.76%	1,207	0.66%	0.97%	8.25%	7.94%	66%

See notes to Financial Highlights on pages 136–137.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	129

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Tax-Exempt Fund
Class A
Six Months Ended 6/30/14[1]	$10.30	$0.16	$0.41	$0.57	$(0.16)	$—
Year Ended 12/31/13	11.13	0.31	(0.83)	(0.52)	(0.31)	—[5]
Year Ended 12/31/12	10.69	0.32	0.44	0.76	(0.32)	—
Year Ended 12/31/11	9.95	0.34	0.74	1.08	(0.34)	—
Year Ended 12/31/10	10.19	0.37	(0.24)	0.13	(0.37)	—
Year Ended 12/31/09	9.48	0.37	0.71	1.08	(0.37)	—

Class C
Six Months Ended 6/30/14[1]	$10.30	$0.12	$0.40	$0.52	$(0.12)	$—
Year Ended 12/31/13	11.12	0.23	(0.82)	(0.59)	(0.23)	—[5]
Year Ended 12/31/12	10.69	0.23	0.43	0.66	(0.23)	—
Year Ended 12/31/11	9.95	0.26	0.74	1.00	(0.26)	—
Year Ended 12/31/10	10.18	0.29	(0.23)	0.06	(0.29)	—
Year Ended 12/31/09	9.47	0.29	0.71	1.00	(0.29)	—

Class Y
Six Months Ended 6/30/14[1]	$10.29	$0.17	$0.41	$0.58	$(0.17)	$—
Year Ended 12/31/13	11.12	0.33	(0.83)	(0.50)	(0.33)	—[5]
Year Ended 12/31/12	10.68	0.34	0.44	0.78	(0.34)	—
Year Ended 12/31/11	9.95	0.36	0.73	1.09	(0.36)	—
Year Ended 12/31/10	10.18	0.39	(0.23)	0.16	(0.39)	—
Period From 5/13/09[4] to 12/31/09[1]	9.94	0.25	0.24	0.49	(0.25)	—

See notes to Financial Highlights on pages 136–137.

130	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.16)	$10.71	5.57%	$140,610	0.80%	0.97%	3.07%	2.90%	8%
(0.31)	10.30	(4.67)%	152,992	0.80%	0.93%	2.92%	2.79%	26%
(0.32)	11.13	7.19%	275,881	0.80%	0.91%	2.91%	2.80%	15%
(0.34)	10.69	11.11%	258,848	0.80%	0.90%	3.33%	3.23%	17%
(0.37)	9.95	1.21%	161,531	0.82%	0.96%	3.58%	3.44%	22%
(0.37)	10.19	11.52%	181,692	0.85%	0.94%	3.66%	3.57%	44%

$(0.12)	$10.70	5.06%	$57,992	1.60%	1.73%	2.27%	2.14%	8%
(0.23)	10.30	(5.35)%	64,061	1.60%	1.69%	2.12%	2.03%	26%
(0.23)	11.12	6.24%	107,073	1.60%	1.69%	2.10%	2.01%	15%
(0.26)	10.69	10.22%	79,106	1.60%	1.67%	2.55%	2.48%	17%
(0.29)	9.95	0.52%	62,692	1.60%	1.72%	2.78%	2.66%	22%
(0.29)	10.18	10.69%	43,668	1.60%	1.71%	2.90%	2.79%	44%

$(0.17)	$10.70	5.63%	$56,058	0.69%	0.71%	3.18%	3.16%	8%
(0.33)	10.29	(4.57)%	62,916	0.69%	0.69%	3.03%	3.03%	26%
(0.34)	11.12	7.34%	110,209	0.67%	0.67%	3.03%	3.03%	15%
(0.36)	10.68	11.14%	75,837	0.68%	0.68%	3.42%	3.42%	17%
(0.39)	9.95	1.47%	41,376	0.67%	0.67%	3.71%	3.71%	22%

(0.25)	10.18	4.95%	2,356	0.69%	0.77%	3.80%	3.72%	44%

See notes to Financial Highlights on pages 136–137.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	131

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS High Income Municipal Bond Fund
Class A
Six Months Ended 6/30/14[1]	$10.00	$0.23	$0.57	$0.80	$(0.23)	$—
Year Ended 12/31/13	11.19	0.45	(1.19)	(0.74)	(0.45)	—
Year Ended 12/31/12	10.55	0.44	0.64	1.08	(0.44)	—
Year Ended 12/31/11	9.95	0.52	0.60	1.12	(0.52)	—
Year Ended 12/31/10	10.07	0.59	(0.11)	0.48	(0.59)	(0.01)
Period From 11/23/09[6] to 12/31/09[1]	10.00	0.04	0.07	0.11	(0.04)	—

Class C
Six Months Ended 6/30/14[1]	$10.00	$0.19	$0.57	$0.76	$(0.19)	$—
Year Ended 12/31/13	11.19	0.37	(1.19)	(0.82)	(0.37)	—
Year Ended 12/31/12	10.55	0.35	0.64	0.99	(0.35)	—
Year Ended 12/31/11	9.95	0.46	0.60	1.06	(0.46)	—
Year Ended 12/31/10	10.07	0.57	(0.11)	0.46	(0.57)	(0.01)
Period From 11/23/09[6] to 12/31/09[1]	10.00	0.04	0.07	0.11	(0.04)	—

Class Y
Six Months Ended 6/30/14[1]	$10.00	$0.24	$0.58	$0.82	$(0.24)	$—
Year Ended 12/31/13	11.19	0.47	(1.19)	(0.72)	(0.47)	—
Year Ended 12/31/12	10.55	0.46	0.64	1.10	(0.46)	—
Year Ended 12/31/11	9.95	0.54	0.60	1.14	(0.54)	—
Year Ended 12/31/10	10.07	0.59	(0.11)	0.48	(0.59)	(0.01)
Period From 11/23/09[6] to 12/31/09[1]	10.00	0.04	0.07	0.11	(0.04)	—

See notes to Financial Highlights on pages 136–137.

132	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]		Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.23)	$10.57	8.02%	$44,969	0.77%		1.02%	4.44%	4.19%	8%
(0.45)	10.00	(6.74)%	54,603	0.73%		0.95%	4.17%	3.95%	19%
(0.44)	11.19	10.32%	137,734	0.68%		0.92%	3.89%	3.65%	17%
(0.52)	10.55	11.68%	99,686	0.51%		0.96%	5.11%	4.66%	20%
(0.60)	9.95	4.74%	72,924	0.12%		1.20%	5.64%	4.56%	41%
(0.04)	10.07	1.10%	31,346	—%	[7]	1.25%	3.85%	2.60%	—%	[8]

$(0.19)	$10.57	7.61%	$35,654	1.53%		1.78%	3.67%	3.42%	8%
(0.37)	10.00	(7.47)%	36,049	1.52%		1.73%	3.40%	3.19%	19%
(0.35)	11.19	9.46%	68,925	1.48%		1.72%	3.08%	2.84%	17%
(0.46)	10.55	10.94%	34,428	1.21%		1.74%	4.41%	3.88%	20%
(0.58)	9.95	4.55%	20,104	0.34%		1.94%	5.36%	3.76%	41%
(0.04)	10.07	1.10%	2,022	—%	[7]	2.14%	3.85%	1.71%	—%	[8]

$(0.24)	$10.58	8.26%	$30,804	0.51%		0.74%	4.67%	4.44%	8%
(0.47)	10.00	(6.54)%	27,286	0.50%		0.71%	4.39%	4.18%	19%
(0.46)	11.19	10.59%	73,511	0.44%		0.68%	4.11%	3.88%	17%
(0.54)	10.55	11.89%	36,526	0.30%		0.67%	5.25%	4.88%	20%
(0.60)	9.95	4.76%	10,731	0.10%		0.87%	5.66%	4.89%	41%
(0.04)	10.07	1.10%	2,022	—%	[7]	2.14%	3.85%	1.71%	—%	[8]

See notes to Financial Highlights on pages 136–137.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	133

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Floating Rate Fund
Class A
Six Months Ended 6/30/14[1]	$10.34	$0.21	$0.01	$0.22	$(0.21)	$—
Year Ended 12/31/13	10.27	0.44	0.07	0.51	(0.44)	—
Year Ended 12/31/12	9.85	0.54	0.42	0.96	(0.54)	—
Year Ended 12/31/11	10.30	0.54	(0.44)	0.10	(0.54)	(0.01)
Year Ended 12/31/10	10.03	0.52	0.30	0.82	(0.52)	(0.03)
Period From 12/7/09[6] to 12/31/09[1]	10.00	0.01	0.03	0.04	(0.01)	—

Class C
Six Months Ended 6/30/14[1]	$10.34	$0.17	$0.01	$0.18	$(0.17)	$—
Year Ended 12/31/13	10.27	0.36	0.07	0.43	(0.36)	—
Year Ended 12/31/12	9.86	0.46	0.41	0.87	(0.46)	—
Year Ended 12/31/11	10.31	0.48	(0.44)	0.04	(0.48)	(0.01)
Year Ended 12/31/10	10.04	0.51	0.30	0.81	(0.51)	(0.03)
Period From 12/7/09[6] to 12/31/09[1]	10.00	0.01	0.04	0.05	(0.01)	—

Class K
Six Months Ended 6/30/14[1]	$10.34	$0.18	$0.01	$0.19	$(0.18)	$—
Year Ended 12/31/13	10.26	0.40	0.08	0.48	(0.40)	—
Year Ended 12/31/12	9.85	0.49	0.41	0.90	(0.49)	—
Year Ended 12/31/11	10.31	0.50	(0.45)	0.05	(0.50)	(0.01)
Year Ended 12/31/10	10.04	0.52	0.30	0.82	(0.52)	(0.03)
Period From 12/7/09[6] to 12/31/09[1]	10.00	0.01	0.04	0.05	(0.01)	—

Class Y
Six Months Ended 6/30/14[1]	$10.34	$0.22	$0.01	$0.23	$(0.22)	$—
Year Ended 12/31/13	10.27	0.47	0.07	0.54	(0.47)	—
Year Ended 12/31/12	9.86	0.56	0.41	0.97	(0.56)	—
Year Ended 12/31/11	10.30	0.56	(0.43)	0.13	(0.56)	(0.01)
Year Ended 12/31/10	10.04	0.52	0.29	0.81	(0.52)	(0.03)
Period From 12/7/09[6] to 12/31/09[1]	10.00	0.01	0.04	0.05	(0.01)	—

See notes to Financial Highlights on pages 136–137.

134	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.21)	$10.35	2.12%	$810,740	0.99%	1.07%	4.05%	3.97%	23%
(0.44)	10.34	5.10%	854,291	0.94%	1.06%	4.29%	4.17%	30%
(0.54)	10.27	9.96%	771,638	0.79%	1.05%	5.27%	5.01%	52%
(0.55)	9.85	1.02%	458,208	0.50%	1.07%	5.33%	4.76%	87%
(0.55)	10.30	8.37%	373,238	0.07%	1.24%	5.22%	4.05%	64%
(0.01)	10.03	0.38%	44,195	—%[7]	1.65%	1.26%	(0.39)%	—%[8]

$(0.17)	$10.35	1.71%	$744,970	1.79%	1.85%	3.25%	3.19%	23%
(0.36)	10.34	4.27%	800,072	1.73%	1.85%	3.48%	3.36%	30%
(0.46)	10.27	8.98%	599,026	1.58%	1.84%	4.50%	4.24%	52%
(0.49)	9.86	0.38%	407,389	1.20%	1.82%	4.72%	4.10%	87%
(0.54)	10.31	8.25%	159,695	0.24%	2.02%	5.12%	3.34%	64%
(0.01)	10.04	0.48%	2,009	—%[7]	3.09%	1.20%	(1.89)%	—%[8]

$(0.18)	$10.35	1.85%	$2,564	1.54%	1.59%	3.50%	3.45%	23%
(0.40)	10.34	4.72%	2,773	1.38%	1.50%	3.85%	3.73%	30%
(0.49)	10.26	9.31%	4,285	1.26%	1.52%	4.82%	4.56%	52%
(0.51)	9.85	0.52%	3,627	0.90%	1.57%	4.96%	4.29%	87%
(0.55)	10.31	8.33%	2,918	0.08%	1.62%	5.13%	3.59%	64%
(0.01)	10.04	0.48%	2,009	—%[7]	3.09%	1.20%	(1.89)%	—%[8]

$(0.22)	$10.35	2.23%	$1,072,821	0.77%	0.83%	4.27%	4.21%	23%
(0.47)	10.34	5.34%	1,186,456	0.72%	0.83%	4.47%	4.36%	30%
(0.56)	10.27	10.08%	568,316	0.60%	0.86%	5.46%	5.20%	52%
(0.57)	9.86	1.30%	283,393	0.31%	0.82%	5.54%	5.03%	87%
(0.55)	10.30	8.28%	120,289	0.08%	1.00%	5.30%	4.38%	64%
(0.01)	10.04	0.48%	2,015	—%[7]	3.09%	1.20%	(1.89)%	—%[8]
See notes to Financial Highlights on pages 136–137.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	135

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Strategic Income Fund
Class A
Six Months Ended 6/30/14[1]	$10.33	$0.16	$0.18	$0.34	$(0.16)	$(0.01)
Year Ended 12/31/13	10.64	0.35	(0.28)	0.07	(0.38)	—[5]
Year Ended 12/31/12	10.29	0.40	0.48	0.88	(0.40)	(0.13)
Year Ended 12/31/11	10.30	0.49	0.08	0.57	(0.52)	(0.06)
Year Ended 12/31/10	9.96	0.53	0.35	0.88	(0.53)	(0.01)
Period From 11/23/09[6] to 12/31/09[1]	10.00	0.03	(0.04)	(0.01)	(0.03)	—

Class C
Six Months Ended 6/30/14[1]	$10.38	$0.12	$0.18	$0.30	$(0.12)	$(0.01)
Year Ended 12/31/13	10.66	0.27	(0.28)	(0.01)	(0.27)	—[5]
Year Ended 12/31/12	10.31	0.30	0.49	0.79	(0.31)	(0.13)
Year Ended 12/31/11	10.30	0.41	0.09	0.50	(0.43)	(0.06)
Year Ended 12/31/10	9.96	0.53	0.34	0.87	(0.52)	(0.01)
Period From 11/23/09[6] to 12/31/09[1]	10.00	0.03	(0.04)	(0.01)	(0.03)	—
Class K
Six Months Ended 6/30/14[1]	$10.38	$0.14	$0.18	$0.32	$(0.14)	$(0.01)
Year Ended 12/31/13	10.67	0.30	(0.28)	0.02	(0.31)	—[5]
Year Ended 12/31/12	10.32	0.34	0.49	0.83	(0.35)	(0.13)
Year Ended 12/31/11	10.30	0.45	0.08	0.53	(0.45)	(0.06)
Year Ended 12/31/10	9.96	0.53	0.35	0.88	(0.53)	(0.01)
Period From 11/23/09[6] to 12/31/09[1]	10.00	0.03	(0.04)	(0.01)	(0.03)	—

Class Y
Six Months Ended 6/30/14[1]	$10.27	$0.18	$0.17	$0.35	$(0.17)	$(0.01)
Year Ended 12/31/13	10.62	0.38	(0.29)	0.09	(0.44)	—[5]
Year Ended 12/31/12	10.27	0.42	0.48	0.90	(0.42)	(0.13)
Year Ended 12/31/11	10.30	0.51	0.07	0.58	(0.55)	(0.06)
Year Ended 12/31/10	9.96	0.54	0.34	0.88	(0.53)	(0.01)
Period From 11/23/09[6] to 12/31/09[1]	10.00	0.03	(0.04)	(0.01)	(0.03)	—

Distributions reflect actual per–share amounts distributed for the period.

[1]	Ratios for periods of less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[3]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations, and exclude the effect of custody credits, if applicable.

136	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[3]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets[3]	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.17)	$10.50	3.27%	$54,686	0.88%	1.14%	3.09%	2.83%	54%
(0.38)	10.33	0.71%	53,615	0.81%	1.18%	3.40%	3.03%	133%
(0.53)	10.64	8.67%	84,372	0.72%	1.16%	3.74%	3.30%	157%
(0.58)	10.29	5.66%	66,131	0.50%	1.18%	4.73%	4.05%	79%
(0.54)	10.30	8.93%	52,362	0.12%	1.41%	5.14%	3.85%	51%
(0.03)	9.96	(0.14)%	43,942	—%[7]	1.14%	2.47%	1.33%	2%

$(0.13)	$10.55	2.86%	$16,817	1.67%	1.93%	2.30%	2.04%	54%
(0.27)	10.38	(0.03)%	12,691	1.64%	1.99%	2.58%	2.23%	133%
(0.44)	10.66	7.78%	13,106	1.54%	1.97%	2.91%	2.48%	157%
(0.49)	10.31	4.94%	9,193	1.20%	2.01%	4.02%	3.21%	79%
(0.53)	10.30	8.89%	4,873	0.12%	2.19%	5.14%	3.07%	51%
(0.03)	9.96	(0.14)%	1,997	—%[7]	2.06%	2.47%	0.41%	2%

$(0.15)	$10.55	3.04%	$3,869	1.28%	1.56%	2.70%	2.42%	54%
(0.31)	10.38	0.27%	3,806	1.25%	1.59%	2.97%	2.63%	133%
(0.48)	10.67	8.17%	3,085	1.16%	1.60%	3.32%	2.88%	157%
(0.51)	10.32	5.31%	2,595	0.83%	1.65%	4.41%	3.59%	79%
(0.54)	10.30	8.93%	2,298	0.12%	1.78%	5.15%	3.49%	51%
(0.03)	9.96	(0.14)%	1,997	—%[7]	2.06%	2.47%	0.41%	2%

$(0.18)	$10.44	3.38%	$10,815	0.66%	0.90%	3.31%	3.07%	54%
(0.44)	10.27	0.88%	8,411	0.57%	0.91%	3.62%	3.28%	133%
(0.55)	10.62	8.93%	9,143	0.50%	0.90%	3.91%	3.51%	157%
(0.61)	10.27	5.82%	4,776	0.29%	0.93%	4.99%	4.35%	79%
(0.54)	10.30	8.95%	6,972	0.10%	1.07%	5.14%	4.17%	51%
(0.03)	9.96	(0.14)%	1,997	—%[7]	2.06%	2.47%	0.41%	2%
[4]	Inception date.

[5]	Rounds to $0.00 per share.

[6]	Inception date. Shares were not offered to public prior to December 31, 2009.

[7]	Expenses for the period ended December 31, 2009, were reimbursed by Guardian Investor Services LLC (See Note 2a).

[8]	For the period ended December 31, 2009, no long-term securities were sold.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	137

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2014 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to seven series offered by the Trust: RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Income Municipal Bond Fund, RS Floating Rate Fund and RS Strategic Income Fund (each a “Fund,” collectively the “Funds”). All of the Funds are diversified funds. The financial statements for the other remaining series of the Trust are presented in separate reports.

RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Floating Rate Fund and RS Strategic Income Fund offer Class A, C, K and Y shares. RS Tax-Exempt Fund and RS High Income Municipal Bond Fund offer Class A, C and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Funds are responsible for the valuation of portfolio securities. The valuations of debt securities, including bank loans, with more than 60 days to maturity for which quoted bid prices are readily available and considered by management to be representative of the bid side of the market are valued at the bid price by independent pricing services (each, a “Service”). Debt securities with more than 60 days to maturity for which quoted bid prices are not readily available and considered by management to be representative of market value are valued by a Service at estimated market value based on methods which may include consideration of yields or prices of government securities of comparable coupon, maturity and type; indications as to values from dealers; and general market conditions.

Other marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and ask prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (see Note 5e). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates, and forward foreign currency contracts are valued at the mean between the bid and ask prices at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service does not provide a valuation are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees.

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2014, the Funds had no securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. For the six months ended June 30, 2014, there were no transfers between Level 1, Level 2 and Level 3.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, loans, state, municipal and provincial obligations, certain foreign equity securities and commercial paper and other short-term securities valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

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b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2014, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2014, the Funds did not incur any such interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state authorities for tax years before 2009.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Forward Foreign Currency Contracts The Funds may enter into forward foreign currency contracts. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a Fund’s counterparty to meet the terms of a contract and from unanticipated movements in the value of a currency relative to another currency. Fluctuations in the values of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Funds. When a forward contract is closed, a Fund will record a realized gain or loss equal to the increase or decrease in the value of such forward contract between the time it was opened and the time it was closed. Such amounts are recorded as net realized gains or losses on foreign currency related transactions.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f. Futures Contracts The Funds may enter into financial futures contracts. In entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Funds each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Funds. Daily changes in variation margin are recognized as unrealized gains or losses by the Funds. The Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

g. Credit Derivatives The Funds may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Funds may enter into credit default swap agreements either as a buyer or seller. The Funds may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterpary, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

In entering into swap contracts, the Funds are required to deposit with the broker, either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Funds each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Funds. Daily changes in variation margin are recognized as unrealized gains or losses by the Funds. The Funds may not achieve the anticipated benefits of the swap contracts and may realize a loss.

For the six months ended June 30, 2014, the following Funds entered into credit default swaps primarily for the strategy listed below:

Fund	Strategy
RS Investment Quality Bond Fund	Asset allocation and risk exposure management
RS Strategic Income Fund	Asset allocation and risk exposure management

There were no credit default swaps held as of June 30, 2014.

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h. Options Transactions The Funds can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. In writing options, the Funds are required to deposit with the broker, either in cash or securities, an amount equal to a percentage of the value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Funds’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing or selling a security at a price different from its current market value.

i. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

j. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

k. Distributions to Shareholders Distributions of net investment income are declared and accrued daily and each Fund intends to distribute substantially all net investment income, as determined on a federal tax basis if any, monthly. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

l. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance

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Company of America, holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS Investment Quality Bond Fund	0.50%
RS Low Duration Bond Fund	0.45%
RS High Yield Fund	0.60%
RS Tax-Exempt Fund	0.50%
RS High Income Municipal Bond Fund	0.50%
RS Floating Rate Fund	0.65%
RS Strategic Income Fund	0.60%

RS Investments has entered into a Sub-Advisory Services Agreement with GIS. GIS is responsible for providing day-to-day investment advisory services to the Funds, subject to the oversight of the Board of Trustees of the Trust and RS Investments. Sub-investment advisory fees are paid by RS Investments to GIS and do not represent separate or additional expense to the Funds.

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect from May 1, 2014, through April 30, 2015, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses [e.g., brokerage commissions], and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A	Class C	Class K	Class Y
RS Investment Quality Bond Fund	0.90%	1.77%	1.30%	0.66%
RS High Yield Fund	1.00%	1.70%	1.35%	0.76%
RS Tax-Exempt Fund	0.80%	1.60%	N/A	0.69%
RS High Income Municipal Bond Fund	0.80%	1.57%	N/A	0.57%
RS Floating Rate Fund	1.00%	1.80%	1.56%	0.78%
RS Strategic Income Fund	0.95%	1.74%	1.34%	0.74%

The expense limitations in effect for RS Investment Quality Bond Fund, RS High Yield Fund and RS Tax-Exempt Fund from January 1, 2014, through April 30, 2014, were at the following rates:

Fund	Expense Limitation
	Class A	Class C	Class K	Class Y
RS Investment Quality Bond Fund	0.85%	1.60%	1.25%	0.66%
RS High Yield Fund	0.95%	1.70%	1.35%	0.76%
RS Tax-Exempt Fund	0.80%	1.60%	N/A	0.69%

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Expense limitations were imposed pursuant to a written agreement between RS Investments and the Trust in effect from January 1, 2014, through April 30, 2014, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses [e.g., brokerage commissions], and extraordinary expenses) for Class A shares to the rates shown in the table below and to limit the total annual fund operating expenses of each of the other classes of the Fund so that each of those classes benefits from a level of fee waiver and/or expense reimbursement (as expressed in basis points) that is the same as the level of fee waiver and/or expense reimbursement for Class A shares during the period.

Fund	Expense Limitation
RS High Income Municipal Bond Fund, Class A	0.75%
RS Floating Rate Fund, Class A	0.98%
RS Strategic Income Fund, Class A	0.85%

To satisfy the expense limitations, certain affiliates of RS Investments, including GIS, may waive fees that would otherwise be paid by the Funds or may reimburse expenses incurred by the Funds.

RS Investments and GIS do not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. Prior to June 1, 2014, GIS served as the principal underwriter for shares of the Funds. For the six months ended June 30, 2014, RSFD and GIS received distribution fees as follows:

Fund		Annual Rate	Distribution Fees Received by RSFD	Distribution Fees Received by GIS
RS Investment Quality Bond Fund	Class A	0.25%	$14,133	$75,210
	Class C	1.00%	8,556	45,730
	Class K	0.65%	3,733	19,268
	Class Y	0.00%	—	—

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Fund		Annual Rate	Distribution Fees Received by RSFD	Distribution Fees Received by GIS
RS Low Duration Bond Fund	Class A	0.25%	$106,515	$565,117
	Class C	1.00%	183,895	1,017,991
	Class K	0.65%	2,927	15,291
	Class Y	0.00%	—	—
RS High Yield Fund	Class A	0.25%	$10,146	$45,487
	Class C	1.00%	26,533	138,866
	Class K	0.65%	12,758	63,251
	Class Y	0.00%	—	—
RS Tax-Exempt Fund	Class A	0.25%	$29,510	$154,062
	Class C	1.00%	48,437	256,373
	Class Y	0.00%	—	—
RS High Income Municipal Bond Fund	Class A	0.25%	$9,238	$47,312
	Class C	1.00%	29,125	145,954
	Class Y	0.00%	—	—
RS Floating Rate Fund	Class A	0.25%	$167,816	$885,175
	Class C	1.00%	618,846	3,253,275
	Class K	0.65%	1,396	7,466
	Class Y	0.00%	—	—
RS Strategic Income Fund	Class A	0.25%	$11,351	$56,665
	Class C	1.00%	13,753	64,806
	Class K	0.65%	2,062	10,289
	Class Y	0.00%	—	—

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts are included in the Statement of Operations under the caption “Transfer agent fees.”

Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six months ended June 30, 2014, PAS informed the Trust it received $885,200 directly or indirectly from RSFD and GIS as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

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For the six months ended June 30, 2014, aggregate front-end sales charges for the sale of Class A shares paid to RSFD and GIS were as follows:

Fund	Sales Charges Received by RSFD	Sales Charges Received by GIS
RS Investment Quality Bond Fund	$241	$1,895
RS Low Duration Bond Fund	1,132	8,028
RS High Yield Fund	391	3,582
RS Tax-Exempt Fund	192	1,297
RS High Income Municipal Bond Fund	1,357	3,021
RS Floating Rate Fund	2,892	22,212
RS Strategic Income Fund	253	2,388

RSFD is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. Prior to June 1, 2014, GIS was entitled to retain any CDSL. For the six months ended June 30, 2014, RSFD and GIS received CDSL charges as follows:

Fund	CDSL Received by RSFD	CDSL Received by GIS
RS Investment Quality Bond Fund	$ —	$7,768
RS Low Duration Bond Fund	—	89,016
RS High Yield Fund	—	1,664
RS Tax-Exempt Fund	—	2,425
RS High Income Municipal Bond Fund	—	1,673
RS Floating Rate Fund	—	142,905
RS Strategic Income Fund	—	3,367

Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2013, which is the most recently completed tax year, was as follows:

Fund	Tax-Exempt	Ordinary Income	Long-Term Capital Gains
RS Investment Quality Bond Fund	$—	$4,737,557	$514,824
RS Low Duration Bond Fund	—	27,491,081	—
RS High Yield Fund	—	6,999,675	—
RS Tax-Exempt Fund	11,295,671	9,044	106,892
RS High Income Municipal Bond Fund	7,940,395	140,281	—
RS Floating Rate Fund	—	105,252,457	—
RS Strategic Income Fund	—	3,359,959	27,215

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds.

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2013, the Funds made the following reclassifications of permanent book and tax basis differences:

Fund	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
RS Investment Quality Bond Fund	$—	$(488)	$488
RS Low Duration Bond Fund	—	(4,239)	4,239
RS High Yield Fund	(287)	287	—
RS Tax-Exempt Fund	—	(78)	78
RS Floating Rate Fund	(44,057)	44,057	—
RS Strategic Income Fund	—	218,233	(218,233)

See the chart below for the tax basis of distributable earnings as of December 31, 2013.

Fund	Tax-Exempt	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
RS Investment Quality Bond Fund	$—	$34,021	$—
RS Low Duration Bond Fund	—	360,886	—
RS Tax-Exempt Fund	18,778	—	—
RS High Income Municipal Bond Fund	40,979	—	—
RS Strategic Income Fund	—	2,119	53,054

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2013, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS High Yield Fund	$3,405,354
RS Floating Rate Fund	6,458,587

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See the chart below for capital loss carryovers available to the Funds at December 31, 2013.

	Expiring
Fund	2017	No Expiration*	Total
RS Low Duration Bond Fund	$—	$11,678,008	$11,678,008
RS High Yield Fund	1,998,611	—	1,998,611
RS Tax-Exempt Fund	—	6,136,385	6,136,385
RS High Income Municipal Bond Fund	—	8,167,814	8,167,814
RS Floating Rate Fund	—	22,701,910	22,701,910

*	For tax years beginning 2011, revisions to capital loss carryforward rules allow for capital losses to be carried forward to one or more subsequent taxable years without expiration.

In determining their taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the Funds elected to defer net capital and currency losses as follows:

Fund	Deferred Net Capital Losses
RS Investment Quality Bond Fund	$121,411

b. Tax Basis of Investments The cost of investments for federal income tax purposes at June 30, 2014, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Investment Quality Bond Fund	$116,258,835	$5,287,925	$5,741,729	$(453,804)
RS Low Duration Bond Fund	1,153,292,978	1,022,407	9,672,920	(8,650,513)
RS High Yield Fund	115,691,863	2,486,077	2,644,007	(157,930)
RS Tax-Exempt Fund	231,036,293	20,095,102	20,241,654	(146,552)
RS High Income Municipal Bond Fund	96,312,586	9,290,003	9,461,922	(171,919)
RS Floating Rate Fund	2,623,284,212	21,764,175	26,274,974	(4,510,799)
RS Strategic Income Fund	81,892,116	2,264,784	2,413,351	(148,567)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

RS Investment Quality Bond Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	309,827	$3,158,769	1,233,443	$12,735,486
Shares reinvested	106,708	1,090,662	294,533	3,001,653
Shares redeemed	(1,715,631)	(17,431,591)	(5,876,497)	(60,293,010)

Net decrease	(1,299,096)	$(13,182,160)	(4,348,521)	$(44,555,871)

Class C
Shares sold	62,382	$636,099	192,135	$1,995,044
Shares reinvested	11,106	113,417	36,421	371,020
Shares redeemed	(282,586)	(2,870,961)	(1,600,058)	(16,260,195)

Net decrease	(209,098)	$(2,121,445)	(1,371,502)	$(13,894,131)

Class K
Shares sold	50,956	$519,479	178,911	$1,837,289
Shares reinvested	9,310	95,294	21,661	220,707
Shares redeemed	(105,814)	(1,077,574)	(357,416)	(3,634,571)

Net decrease	(45,548)	$(462,801)	(156,844)	$(1,576,575)

Class Y
Shares sold	344,445	$3,515,164	758,371	$7,794,654
Shares reinvested	54,141	553,719	131,515	1,341,183
Shares redeemed	(542,187)	(5,519,248)	(3,008,589)	(30,806,402)

Net decrease	(143,601)	$(1,450,365)	(2,118,703)	$(21,670,565)

RS Low Duration Bond Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	9,691,306	$98,308,959	41,729,846	$427,500,024
Shares reinvested	448,694	4,551,434	1,135,614	11,593,533
Shares redeemed	(17,119,830)	(173,650,824)	(64,822,796)	(662,674,610)

Net decrease	(6,979,830)	$(70,790,431)	(21,957,336)	$(223,581,053)

Class C
Shares sold	1,630,389	$16,544,644	8,854,785	$90,716,647
Shares reinvested	108,023	1,095,796	253,891	2,591,697
Shares redeemed	(6,336,714)	(64,285,443)	(15,066,107)	(153,599,587)

Net decrease	(4,598,302)	$(46,645,003)	(5,957,431)	$(60,291,243)

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RS Low Duration Bond Fund — continued

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class K
Shares sold	69,063	$700,781	249,912	$2,556,201
Shares reinvested	3,918	39,748	8,918	91,039
Shares redeemed	(114,253)	(1,159,266)	(378,319)	(3,862,821)

Net decrease	(41,272)	$(418,737)	(119,489)	$(1,215,581)

Class Y
Shares sold	9,400,231	$95,392,307	38,859,370	$398,148,904
Shares reinvested	315,565	3,201,568	771,203	7,872,640
Shares redeemed	(15,848,505)	(160,793,478)	(54,541,493)	(557,174,376)

Net decrease	(6,132,709)	$(62,199,603)	(14,910,920)	$(151,152,832)

RS High Yield Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,790,414	$13,329,122	1,657,807	$12,175,247
Shares reinvested	117,005	868,485	285,676	2,079,200
Shares redeemed	(925,023)	(6,875,729)	(5,106,553)	(37,263,035)

Net increase/(decrease)	982,396	$7,321,878	(3,163,070)	$(23,008,588)

Class C
Shares sold	196,120	$1,456,214	3,863,248	$28,099,757
Shares reinvested	44,199	328,496	120,946	880,069
Shares redeemed	(1,086,750)	(7,997,829)	(3,661,492)	(26,558,188)

Net increase/(decrease)	(846,431)	$(6,213,119)	322,702	$2,421,638

Class K
Shares sold	87,817	$651,560	183,777	$1,344,051
Shares reinvested	27,335	202,564	165,043	1,201,312
Shares redeemed	(75,685)	(563,101)	(240,537)	(1,752,797)

Net increase	39,467	$291,023	108,283	$792,566

Class Y
Shares sold	138,661	$1,026,244	2,012,288	$14,720,239
Shares reinvested	17,160	126,665	61,879	450,491
Shares redeemed	(414,841)	(3,039,678)	(2,329,771)	(16,964,018)

Net decrease	(259,020)	$(1,886,769)	(255,604)	$(1,793,288)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Tax-Exempt Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,282,886	$13,456,485	4,437,117	$48,094,281
Shares reinvested	191,562	2,030,443	546,488	5,837,951
Shares redeemed	(3,196,231)	(33,669,179)	(14,924,845)	(158,376,883)

Net decrease	(1,721,783)	$(18,182,251)	(9,941,240)	$(104,444,651)

Class C
Shares sold	132,522	$1,400,207	656,203	$7,171,435
Shares reinvested	50,232	532,112	134,147	1,431,979
Shares redeemed	(986,418)	(10,409,918)	(4,194,648)	(44,120,678)

Net decrease	(803,664)	$(8,477,599)	(3,404,298)	$(35,517,264)

Class Y
Shares sold	872,217	$9,191,449	3,144,293	$33,806,252
Shares reinvested	46,676	494,224	149,888	1,602,768
Shares redeemed	(1,792,301)	(18,970,873)	(7,092,966)	(75,057,201)

Net decrease	(873,408)	$(9,285,200)	(3,798,785)	$(39,648,181)

RS High Income Municipal Bond Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	682,631	$7,061,207	2,378,384	$25,900,354
Shares reinvested	85,549	884,952	322,452	3,434,532
Shares redeemed	(1,976,077)	(20,136,135)	(9,547,616)	(102,538,613)

Net decrease	(1,207,897)	$(12,189,976)	(6,846,780)	$(73,203,727)

Class C
Shares sold	277,061	$2,882,077	710,678	$7,709,208
Shares reinvested	52,708	545,452	138,308	1,464,680
Shares redeemed	(563,394)	(5,796,122)	(3,402,722)	(36,197,845)

Net decrease	(233,625)	$(2,368,593)	(2,553,736)	$(27,023,957)

Class Y
Shares sold	1,105,214	$11,380,513	3,133,007	$33,867,440
Shares reinvested	52,292	541,313	181,595	1,936,018
Shares redeemed	(973,202)	(10,009,103)	(7,153,569)	(75,828,604)

Net increase/(decrease)	184,304	$1,912,723	(3,838,967)	$(40,025,146)

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RS Floating Rate Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	16,462,828	$170,398,669	59,545,691	$614,039,458
Shares reinvested	1,471,853	15,225,951	3,028,826	31,215,340
Shares redeemed	(22,228,020)	(229,903,704)	(55,114,664)	(568,996,206)

Net increase/(decrease)	(4,293,339)	$(44,279,084)	7,459,853	$76,258,592

Class C
Shares sold	6,084,088	$62,992,270	30,540,503	$315,078,548
Shares reinvested	900,586	9,320,975	1,805,753	18,614,471
Shares redeemed	(12,386,571)	(128,196,908)	(13,328,652)	(137,348,556)

Net increase/(decrease)	(5,401,897)	$(55,883,663)	19,017,604	$196,344,463

Class K
Shares sold	67,570	$699,286	162,862	$1,676,535
Shares reinvested	4,465	46,191	15,262	157,189
Shares redeemed	(92,564)	(957,652)	(327,350)	(3,358,203)

Net decrease	(20,529)	$(212,175)	(149,226)	$(1,524,479)

Class Y
Shares sold	21,629,571	$223,913,785	105,024,684	$1,083,947,174
Shares reinvested	1,519,648	15,720,916	2,854,209	29,417,482
Shares redeemed	(34,247,505)	(354,459,631)	(48,505,541)	(499,746,463)

Net increase/(decrease)	(11,098,286)	$(114,824,930)	59,373,352	$613,618,193

RS Strategic Income Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	393,830	$4,111,721	1,234,944	$12,986,519
Shares reinvested	38,250	399,323	226,642	2,364,945
Shares redeemed	(413,865)	(4,327,213)	(4,201,351)	(43,935,443)

Net increase/(decrease)	18,215	$183,831	(2,739,765)	$(28,583,979)

Class C
Shares sold	609,264	$6,376,262	455,257	$4,758,091
Shares reinvested	15,374	161,399	30,438	318,165
Shares redeemed	(253,075)	(2,650,583)	(491,503)	(5,126,737)

Net increase/(decrease)	371,563	$3,887,078	(5,808)	$(50,481)

Class K
Shares sold	4,040	$42,397	75,304	$784,511
Shares reinvested	2,280	23,919	9,803	102,463
Shares redeemed	(6,315)	(66,034)	(7,589)	(79,114)

Net increase	5	$282	77,518	$807,860

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Transactions in Capital Shares (continued)

RS Strategic Income Fund — continued

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class Y
Shares sold	438,793	$4,567,728	1,307,045	$13,813,155
Shares reinvested	10,600	110,162	47,118	489,245
Shares redeemed	(232,510)	(2,414,476)	(1,396,425)	(14,569,827)

Net increase/(decrease)	216,883	$2,263,414	(42,262)	$(267,427)

b. Shareholder Concentration As of June 30, 2014, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders	Percentage of Net Assets
RS Investment Quality Bond Fund	4	54.23%
RS Low Duration Bond Fund	7	74.62%
RS High Yield Fund	3	53.58%
RS Tax-Exempt Fund	6	74.33%
RS High Income Municipal Bond Fund	7	76.48%
RS Floating Rate Fund	4	69.37%
RS Strategic Income Fund	3	67.68%

Note 5 Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments) for the six months ended June 30, 2014, were as follows:

	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	Other Investments	U.S. Government and Agency Obligations	Other Investments	U.S. Government and Agency Obligations
RS Investment Quality Bond Fund	$6,594,453	$23,210,643	$26,330,211	$19,597,253
RS Low Duration Bond Fund	130,877,360	101,391,172	260,687,423	75,934,283
RS High Yield Fund	144,589,240	—	139,290,063	—
RS Tax-Exempt Fund	20,040,260	—	55,666,938	—

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	Cost of Investments Purchased		Proceeds from Investments Sold
Fund	Other Investments	U.S. Government and Agency Obligations	Other Investments	U.S. Government and Agency Obligations
RS High Income Municipal Bond Fund	$8,628,155	$—	$26,143,857	$—
RS Floating Rate Fund	721,440,614	—	625,313,715	—
RS Strategic Income Fund	31,412,465	20,897,931	20,309,947	22,188,696

b. Derivative Instruments The following is a summary of the fair valuation of Funds’ derivative instruments at June 30, 2014.

Fund	Derivative Instrument Type	Statement of Assets and Liabilities Location	Value
RS Investment Quality Bond Fund	Financial Futures Contracts	Net unrealized appreciation on futures contracts*	$30,588
	Written Call Option Contracts	Written options, at value	(26,250)
	Written Put Option Contracts	Written options, at value	(937)
RS Low Duration Bond Fund	Financial Futures Contracts	Net unrealized depreciation on futures contracts*	(62,238)
RS Strategic Income Fund	Forward Foreign Currency Contracts to Sell	Net unrealized depreciation for open forward currency contracts	(3,126)
	Financial Futures Contracts	Net unrealized depreciation on futures contracts*	(21,022)
	Written Call Option Contracts	Written options, at value	(112,656)
	Written Put Option Contracts	Written options, at value	(11,719)

*	The cumulative appreciation/(depreciation) of financial futures contracts is reported in the notes to the Schedule of Investments. Only the daily change in variation margin as of the reporting date is presented in the Statement of Assets and Liabilities. See Note 1f for additional information on futures contracts.

See Note 1e for additional information on forward foreign currency contracts.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following is a summary of the effect of the Funds’ foreign currency and other hedging activities on the Statement of Operations for the six months ended June 30, 2014.

Fund	Derivative Instrument Type	Location of Gain/(Loss) on Derivatives Recognized in Income	Amount
RS Investment Quality Bond Fund	Financial Futures Contracts	Net realized gain from futures contracts	$105,835
		Net change in unrealized appreciation/(depreciation) on futures contracts	181,023
	Swap Contracts	Net realized loss from swaps contracts	(5,808)
		Net change in unrealized appreciation/(depreciation) on swap contracts	—
	Option Contracts	Net realized gain from written options	4,769
		Net change in unrealized appreciation/(depreciation) on written options	762
RS Low Duration Bond Fund	Financial Futures Contracts	Net realized loss from futures contracts	(276,633)
		Net change in unrealized appreciation/(depreciation) on futures contracts	(1,503,039)
RS High Yield Fund	Financial Futures Contracts	Net realized loss from futures contracts	(28,198)
		Net change in unrealized appreciation/(depreciation) on futures contracts	(55,890)
RS Strategic Income Fund	Forward Foreign Currency Contracts	Net realized loss from foreign currency transactions	(36,286)
		Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(122)
	Financial Futures Contracts	Net realized loss from futures contracts	(95,060)
		Net change in unrealized appreciation/(depreciation) on futures contracts	90,747

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Derivative Instrument Type	Location of Gain/(Loss) on Derivatives Recognized in Income	Amount
RS Strategic Income Fund	Swap Contracts	Net realized loss from swap contracts	$(11,717)
		Net change in unrealized appreciation/(depreciation) on swap contracts	—
	Option Contracts	Net realized gain from investments and written options	50,214
		Net change in unrealized appreciation/(depreciation) on written options	(69,931)

Transactions in written options for the six months ended June 30, 2014:

	RS Investment Quality Bond Fund		RS Strategic Income Fund
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2013	30	$18,176	120	$113,177
Written options	120	46,843	585	304,081
Options terminated in closing transactions	(40)	(16,187)	(435)	(266,723)
Options exercised	—	—	—	—
Options expired	(30)	(18,176)	(60)	(36,352)
Options outstanding, June 30, 2014	80	30,656	210	114,183

See the chart below for the average monthly value in forward foreign currency contracts, average daily face value in futures contracts, average daily notional value in swaps contracts and average daily face value in purchase and written option contacts during the six months ended June 30, 2014:

Fund	Forward Foreign Currency Contracts	Short Futures Contracts	Long Futures Contracts	Swap Contracts	Written Option Contracts
RS Investment Quality Bond Fund	$—	$(234,807)	$10,738,122	$126,740	$26,602
RS Low Duration Bond Fund	—	(25,653,039)	25,370,166	—	—
RS High Yield Fund	—	(3,639,227)	—	—	—
RS Strategic Income Fund	388,009	(1,354,696)	2,217,127	253,481	166,298

RS Strategic Income Fund used foreign currency forward contracts to hedge currency risk associated with the Fund’s foreign currency-denominated investments and to manage foreign currency exposure. RS Strategic Income Fund and RS Investment Quality Bond Fund used exchange-traded futures and options on Treasury futures to manage interest rate exposure and for income. RS Low Duration Bond Fund and RS

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

High Yield Fund used exchange-traded futures to manage interest rate exposure. RS Investment Quality Bond Fund and RS Strategic Income Fund used swap contracts for asset allocation and to manage risk exposure.

The Funds have entered into ISDA Master Agreements (“ISDA Agreements”) with various counterparties, which govern derivatives transactions (the “Transactions”). The ISDA Agreements are each single contracts with a counterparty that permit multiple Transactions governed by that contract to be net settled upon the designation by the non-defaulting party of an early termination date (the “Early Termination Date”) under such contract upon the occurrence of certain events of default or termination events. Upon the designation of such Early Termination Date, all Transactions governed by the applicable agreement are terminated and a net settlement amount is calculated. In addition, the Fund receives and posts cash and securities collateral under the ISDA Agreements, subject to the terms of the related credit support agreement. Such credit support agreement grants the non-defaulting party designating the Early Termination Date the right to liquidate the collateral that has been posted to it and apply the proceeds to the calculation of the net settlement amount.

The following table presents RS Strategic Income Fund’s derivative liabilities by counterparty net of amounts available for offset and net of the related collateral pledged by the Fund as of June 30, 2014. The Fund did not hold any derivative assets as of June 30, 2014.

Counterparty	Gross Liabilities in SAL	Financial Instrument	Collateral Pledged	Net Amount (not less than 0)
Barclays Bank PLC	$3,126	$—	$—	$3,126

c. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

d. Industry or Sector Concentration In their normal course of business, some of the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, these Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

e. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral

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by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

f. Loans Floating rate loans in which the Funds invest are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Funds’ floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See Note 5(l) regarding below investment grade securities.

The Funds may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans may settle on a delayed basis, and the Funds may not receive the proceeds from the sale of a loan for a substantial period of time after sale.

g. Unfunded Loan Commitments The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented in the Schedule of Investments. There were no unfunded commitments as of June 30, 2014.

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

h. Municipal Obligations The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

i. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Funds may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally enter into these transactions with the intention of holding the securities, they may sell the securities before the settlement date. Assets will be segregated when a Fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

j. Payment-In-Kind Securities Certain Funds may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

k. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

l. Below Investment Grade Securities Certain Funds may invest in below investment grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

m. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”) are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, share in a $400 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing. $300 million of the line of credit is

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reserved for use in the first instance by RS Floating Rate Fund with RS Floating Rate Fund paying the related commitment fees for that amount.

For the six months ended June 30, 2014, the Funds which borrowed under the facility were as follows:

Fund	Amount Outstanding at 6/30/14	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
RS Investment Quality Bond Fund	$—	$4,580,387	1	1.34%
RS Tax-Exempt Fund	—	917,718	18	1.34%
RS High Income Municipal Bond Fund	—	1,280,353	7	1.34%

*	For the six months ended June 30, 2014, based on the number of days borrowings were outstanding.

Note 7 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure.

Note 8 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Meeting of Shareholders

A special meeting of the shareholders of RS Investment Trust (the “Trust”) was held on May 23, 2014. At the meeting, the shareholders of the Trust elected Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons, Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin, Jr., Gloria S. Nelund, and Matthew H. Scanlan as trustees of the Trust.

Proposal to Elect Trustees

Nominee	Votes For	Votes Against/ Withheld	Abstentions
Judson Bergman	550,801,232.965	9,280,122.985	0.000
Dennis M. Bushe	550,597,774.166	9,483,581.784	0.000
Margherita L. DiManni	550,787,370.938	9,293,985.012	0.000
Kenneth R. Fitzsimmons	550,425,719.024	9,655,636.926	0.000
Anne M. Goggin	550,954,630.766	9,126,725.184	0.000
Lawrence E. Harris	550,636,278.980	9,445,076.970	0.000
Christopher C. Melvin, Jr.	550,776,574.483	9,304,781.467	0.000
Gloria S. Nelund	550,067,457.888	9,013,898.888	0.000
Matthew H. Scanlan	550,564,139.160	9,517,216.790	0.000

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at http://www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-766-3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

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One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	EB 015098 (06/14)

RS INTERNATIONAL FUNDS

Class A, C, K, and Y Shares

RS INTERNATIONAL FUND

RS GLOBAL FUND

RS EMERGING MARKETS FUND

RS EMERGING MARKETS SMALL CAP FUND

RS CHINA FUND

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

RS Investments

Value | Growth | International | Natural Resources | Fixed Income

RS Funds provide clients with access to distinct and experienced investment teams — each pursuing investment opportunities consistent with its particular style. The dedicated research team approach assures that our clients benefit from process consistency, investment excellence, and choice across disciplines.

Value	RS Technology Fund	Natural Resources
RS Partners Fund*	RS Small Cap Equity Fund*	RS Global Natural Resources Fund*
RS Value Fund
RS Large Cap Alpha Fund	International	Fixed Income
RS Investors Fund	RS International Fund	RS Investment Quality Bond Fund
	RS Global Fund	RS Low Duration Bond Fund
Growth	RS Emerging Markets Fund	RS High Yield Fund
RS Small Cap Growth Fund	RS Emerging Markets Small Cap Fund	RS Tax-Exempt Fund
RS Select Growth Fund	RS China Fund	RS High Income Municipal Bond Fund
RS Mid Cap Growth Fund		RS Floating Rate Fund
RS Growth Fund		RS Strategic Income Fund

*	Closed to most new investments. Please see prospectus for more information.

CEO’S LETTER

Matthew H. Scanlan CEO, RS Investments

Dear RS Funds Shareholder,

Despite clear evidence of economic recovery, investors are still reeling from 2008. Though caution remains a high priority, investors are finally beginning to overcome inertia and to realize the need to act with more conviction in this low-return environment.

Thus, the hunt for alpha (a measure of performance on a risk-adjusted basis) continues. We’ve noticed that the concept of high-conviction investing is gaining interest among investors, many of whom are exploring new approaches to produce alpha for their equity portfolios.

I spent most of my career in a quantitative investment environment, so I’ve had to do some serious soul searching over the last two years, asking myself: “Why am I leading a fundamental active investment firm?” I recently co-authored a white paper with my colleague Larry Siegel, Director of Research at the CFA Institute Research Foundation, which explores this concept and provides some answers.

Decades of experience have taught us that portfolios must be broadly diversified to meet long-term investment goals. But that doesn’t mean all managers must be diversified. In “No Fear of Commitment: The Role of High-Conviction Active Management,” we study the role of concentrated managers within a diversified portfolio and how investors should evaluate them.

We started with a philosophical review of active management. There’s a behavioral finance concept called “bounded rationality” that tells us that most managers should specialize, focusing their efforts on segments of the market where they are most confident in their ability to apply insights and earn significant alpha. Why? Because in the end, you can’t be an expert on everything, but you can know a great deal about a few things. Specialization — and conviction — matter!

In our white paper, which will appear in the fall issue of the Journal of Investing, we also took a look at implementation to find out which characteristics matter most with high-conviction managers and how those influence portfolio construction techniques. One key takeaway is that investors can blend the best of index and active exposures to create an optimal portfolio. That includes high-conviction managers, in those cases where the investor has confidence that the manager will exceed expectations.

We appreciate the confidence you’ve placed in us. In the pages that follow, you’ll find an update on the RS Funds. It includes important information about your investment with our firm.

Please visit www.rsinvestments.com for additional insights and the latest commentary from our investment teams.

Sincerely,

Matthew H. Scanlan

Chief Executive Officer

THIS PAGE NOT PART OF YOUR FUND REPORT	www.rsinvestments.com	1

CEO’S LETTER

As with all mutual funds, the value of an investment in a Fund could decline, so you could lose money.

RS Funds are sold by prospectus only. You should carefully consider the investment objectives, risks, charges, and expenses of the RS Funds before making an investment decision. The prospectus contains this and other important information. Please read it carefully before investing or sending money. To obtain a copy, please call 800.766.3863 or visit www.rsinvestments.com.

RS Funds are distributed by RS Funds Distributor LLC, member: FINRA, SIPC.

©2014 RS Investment Management Co. LLC

2	www.rsinvestments.com	THIS PAGE NOT PART OF YOUR FUND REPORT

IMPORTANT INFORMATION CONCERNING FUND PERFORMANCE

Important Information Concerning Fund Performance

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2014. Any mention of specific securities should not be considered a recommendation to buy or sell those securities. A Fund may buy, sell, or hold any security identified herein, on the basis of factors described herein or on the basis of other factors or other considerations. Fund holdings will change.

Performance quoted represents past performance and does not guarantee or predict future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Please keep in mind that any double-digit returns are highly unusual and cannot be sustained. Class A performance quoted “with maximum sales charge” reflects the current maximum sales charge of 4.75%. Please read a Fund’s prospectus carefully for more information on sales charges as they do not apply in all cases, and if applied, are reduced for larger purchases. Certain share classes are subject to contingent deferred sales charges which are typically paid at time of sale. The Class C share performance quoted “with sales charge” takes into account the applicable contingent deferred sales charge of 1% for periods of 1 year or less. There are no sales charges for Class K and Class Y shares. Any sales charges are in addition to the Fund’s fees and expenses as detailed in the Financial Highlights section of this report. Fees and expenses are factored into the net asset value of your shares and any performance numbers we release. Total return figures include the effect of expense limitations in effect during the periods shown, if applicable; without such limitations, the performance shown would have been lower. Performance results assume the reinvestment of dividends and capital gains. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Current and month-end performance and other information, which may be lower or higher than that cited, is available by contacting RS Investments at 800.766.3863 and is periodically updated on our website: www.rsinvestments.com.

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RS INTERNATIONAL FUND

RS International Fund

Characteristics (unaudited)

Total Net Assets: $41,827,723

Sector Allocation[1]

Top Ten Holdings[1]

Holding	Country	% of Total Net Assets
Roche Holding AG	Switzerland	3.54%
British American Tobacco PLC	United Kingdom	2.81%
Novartis AG, ADR	Switzerland	2.37%
Bayer AG (Reg S)	Germany	2.26%
Wolters Kluwer NV	Netherlands	2.20%
Royal Dutch Shell PLC, Class A	United Kingdom	1.89%
BHP Billiton Ltd.	Australia	1.79%
Daimler AG (Reg S)	Germany	1.67%
Aviva PLC	United Kingdom	1.64%
Smith & Nephew PLC	United Kingdom	1.62%
Total		21.79%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The MSCI EAFE Index (Europe, Australasia, and Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. “(Gross)” index results assume the reinvestment of dividends paid on the stocks constituting the index without any deduction of withholding taxes. Unlike the Fund, the index does not incur fees or expenses.

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RS INTERNATIONAL FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (2/16/93)
without sales charge	2.42%	20.93%	4.89%	11.52%	7.08%	6.29%
with maximum sales charge	-2.45%	15.17%	3.21%	10.45%	6.56%	6.05%
Class C Shares (8/7/00)
without sales charge	1.88%	19.46%	3.91%	10.58%	6.17%	1.68%
with sales charge	0.88%	18.46%	3.91%	10.58%	6.17%	1.68%
Class K Shares (5/15/01)	2.14%	20.12%	4.39%	11.04%	6.70%	4.10%
Class Y Shares (3/10/09)	2.52%	22.33%	5.33%	11.46%	—	18.17%
MSCI EAFE Index (Gross)[2]	5.14%	24.09%	8.59%	12.27%	7.42%	7.33%	*

*	Since Class A shares inception. Since inception performance for the index is measured from 1/31/93, the month end prior to the Fund’s commencement of operations.

As of July 1, 2013, the Fund is managed by a new investment team led by U-Wen Kok.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS International Fund and in the MSCI EAFE Index (Gross). The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75%. Hypothetical $10,000 investments made 10 years ago in Class C shares and Class K shares and upon the inception of Class Y shares (3/10/09) would have the following values as of June 30, 2014: $18,193 (Class C), $19,120 (Class K) and $24,246 (Class Y). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian International Growth Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006.

www.rsinvestments.com	5

RS GLOBAL FUND

RS Global Fund

Characteristics (unaudited)

Total Net Assets: $39,822,615

Sector Allocation[1]

Top Ten Holdings[1]

Holding	Country	% of Total Net Assets
Apple, Inc.	United States	2.25%
Johnson & Johnson	United States	2.08%
Wells Fargo & Co.	United States	1.96%
The TJX Cos., Inc.	United States	1.90%
Fifth Third Bancorp	United States	1.79%
Eli Lilly & Co.	United States	1.78%
Microsoft Corp.	United States	1.77%
Colgate-Palmolive Co.	United States	1.76%
Cathay Financial Holding Co. Ltd.	Taiwan	1.74%
EOG Resources, Inc.	United States	1.68%
Total		18.71%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The MSCI All Country World Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. “(Gross)” index results assume the reinvestment of dividends paid on the stocks constituting the index without any deduction of withholding taxes. Unlike the Fund, the index does not incur fees or expenses.

6	www.rsinvestments.com

RS GLOBAL FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	Since Inception
Class A Shares (5/16/11)
without sales charge	5.41%	25.14%	12.20%	11.58%
with maximum sales charge	0.41%	19.15%	10.38%	9.85%
Class C Shares (5/16/11)
without sales charge	5.03%	24.23%	11.40%	10.79%
with sales charge	4.03%	23.23%	11.40%	10.79%
Class K Shares (5/16/11)	5.26%	24.74%	11.83%	11.23%
Class Y Shares (5/16/11)	5.57%	25.58%	12.60%	12.00%
MSCI All Country World Index (Gross)[2]	6.50%	23.58%	10.85%	10.44%
Performance quoted represents past performance and does not guarantee or predict future results.

As of July 1, 2013, the Fund is managed by a new investment team led by U-Wen Kok.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made on 5/16/11 in Class A shares of RS Global Fund and in the MSCI All Country World Index (Gross). The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75%. Hypothetical $10,000 investments made on 5/16/11 in Class C shares, Class K shares and Class Y shares would have the following values as of June 30, 2014: $13,771 (Class C), $13,944 (Class K) and $14,249 (Class Y). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

www.rsinvestments.com	7

RS EMERGING MARKETS FUND

RS Emerging Markets Fund

Characteristics (unaudited)

Total Net Assets: $432,467,100

Sector Allocation[1]

Top Ten Holdings[1]

Holding	Country	% of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	3.45%
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.43%
Hyundai Motor Co.	South Korea	2.11%
China Construction Bank Corp., H shares	People’s Republic of China	2.11%
Tencent Holdings Ltd.	People’s Republic of China	1.86%
Bank of China Ltd., H shares	People’s Republic of China	1.61%
Sasol Ltd.	South Africa	1.57%
China Petroleum & Chemical Corp., H shares	People’s Republic of China	1.47%
PetroChina Co. Ltd., H shares	People’s Republic of China	1.43%
SK Telecom Co. Ltd., ADR	South Korea	1.34%
Total		20.38%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets. “(Gross)” index results assume the reinvestment of dividends paid on the stocks constituting the index without any deduction of withholding taxes. Unlike the Fund, the index does not incur fees or expenses.

8	www.rsinvestments.com

RS EMERGING MARKETS FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	5 Year	10 Year	Since Inception
Class A Shares (5/1/97)
without sales charge	3.88%	16.09%	-2.86%	7.18%	11.86%	8.09%
with maximum sales charge	-1.03%	10.60%	-4.43%	6.15%	11.32%	7.78%
Class C Shares (8/7/00)
without sales charge	3.50%	15.19%	-3.62%	6.36%	10.99%	8.75%
with sales charge	2.50%	14.19%	-3.62%	6.36%	10.99%	8.75%
Class K Shares (5/15/01)	3.74%	15.84%	-3.16%	6.81%	11.48%	11.60%
Class Y Shares (3/10/09)	4.08%	16.74%	-2.59%	7.51%	—	16.90%
MSCI Emerging Markets Index (Gross)[2]	6.32%	14.68%	-0.06%	9.58%	12.30%	6.97%	*

*	Since Class A shares inception. Since inception performance for the index is measured from 4/30/97, the month end prior to the Fund’s commencement of operations.

As of March 1, 2013, the Fund is managed by a new investment team led by Michael Reynal.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made 10 years ago in Class A shares of RS Emerging Markets Fund and the MSCI Emerging Markets Index (Gross). The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75%. Hypothetical $10,000 investments made 10 years ago in Class C shares and Class K shares and upon the inception of Class Y shares (3/10/09) would have the following values as of June 30, 2014: $28,358 (Class C), $29,647 (Class K) and $22,901 (Class Y). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results. The Fund is the successor to The Guardian Emerging Markets Fund; performance shown includes performance of the predecessor fund for periods prior to October 9, 2006.

www.rsinvestments.com	9

RS EMERGING MARKETS SMALL CAP FUND

RS Emerging Markets Small Cap Fund

Characteristics (unaudited)

Total Net Assets: $29,097,306

Sector Allocation[1]

Top Ten Holdings[1]

Holding	Country	% of Total Net Assets
TCL Communication Technology Holdings Ltd.	People’s Republic of China	1.87%
Namchow Chemical Industrial Co. Ltd.	Taiwan	1.86%
LG Innotek Co. Ltd.	South Korea	1.77%
Advantech Co. Ltd.	Taiwan	1.76%
China Animal Healthcare Ltd.	Hong Kong	1.75%
Grand Korea Leisure Co. Ltd.	South Korea	1.66%
Largan Precision Co. Ltd.	Taiwan	1.65%
Ser Educacional S.A.	Brazil	1.53%
Samkee Automotive Co. Ltd.	South Korea	1.44%
Sinmag Equipment Corp.	Taiwan	1.39%
Total		16.68%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure equity performance of small-capitalization companies in emerging markets countries. “(Gross)” index results assume the reinvestment of dividends paid on the stocks constituting the index without any deduction of withholding taxes. Unlike the Fund, the index does not incur fees or expenses.

10	www.rsinvestments.com

RS EMERGING MARKETS SMALL CAP FUND

Performance Update (unaudited)

Average Annual Total Returns
Since Inception*
Class A Shares (1/31/14)
without sales charge	10.00%
with maximum sales charge	4.76%
Class C Shares (1/31/14)
without sales charge	9.60%
with sales charge	8.60%
Class Y Shares (1/31/14)	10.20%
MSCI Emerging Markets Small Cap Index (Gross)[2]	12.12%

Performance quoted represents past performance and does not guarantee or predict future results.

*	Since inception returns are not annualized and represent cumulative total returns.

www.rsinvestments.com	11

RS CHINA FUND

RS China Fund

Characteristics (unaudited)

Total Net Assets: $28,374,934

Sector Allocation[1]

Top Ten Holdings[1]

Holding	Country	% of Total Net Assets
Tencent Holdings Ltd.	People’s Republic of China	9.63%
China Construction Bank Corp., H shares	People’s Republic of China	8.41%
Bank of China Ltd., H shares	People’s Republic of China	5.52%
PetroChina Co. Ltd., H shares	People’s Republic of China	4.56%
China Petroleum & Chemical Corp., H shares	People’s Republic of China	4.28%
China Mobile Ltd.	People’s Republic of China	4.11%
CNOOC Ltd.	People’s Republic of China	2.94%
Industrial & Commercial Bank of China Ltd., H shares	People’s Republic of China	2.94%
Ping An Insurance (Group) Co. of China Ltd., H shares	People’s Republic of China	2.86%
China Unicom Hong Kong Ltd.	People’s Republic of China	2.31%
Total		47.56%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The MSCI China Index is a free float-adjusted market-capitalization-weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges. “(Gross)” index results assume the reinvestment of dividends paid on the stocks constituting the index without any deduction of withholding taxes. Unlike the Fund, the index does not incur fees or expenses. Effective May 1, 2013, RS Greater China Fund was renamed “RS China Fund” and, in connection with this change, the Fund’s index was changed from the MSCI Golden Dragon Index to the MSCI China Index, which is a more appropriate comparative, broad-based market index for the Fund.
3	The MSCI Golden Dragon Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consists of the following country indices: China, Hong Kong and Taiwan. “(Gross)” index results assume the reinvestment of dividends paid on the stocks constituting the index without any deduction of withholding taxes. Unlike the Fund, the index does not incur fees or expenses.

12	www.rsinvestments.com

RS CHINA FUND

Performance Update (unaudited)

Average Annual Total Returns
	Year-to-Date	1 Year	3 Year	Since Inception
Class A Shares (5/16/11)
without sales charge	-1.26%	19.00%	2.31%	1.53%
with maximum sales charge	-5.91%	13.38%	0.66%	-0.05%
Class C Shares (5/16/11)
without sales charge	-1.65%	18.10%	1.51%	0.73%
with sales charge	-2.63%	17.10%	1.51%	0.73%
Class K Shares (5/16/11)	-1.55%	18.57%	1.87%	1.10%
Class Y Shares (5/16/11)	-1.16%	19.43%	2.63%	1.86%
MSCI China (Gross)[2]	-0.50%	15.94%	0.99%	0.86%
MSCI Golden Dragon Index (Gross)[3]	4.14%	17.77%	4.01%	3.39%

Performance quoted represents past performance and does not guarantee or predict future results.

As of March 1, 2013, the Fund is managed by a new investment team led by Michael Reynal.

Results of a Hypothetical $10,000 Investment

The chart above shows the performance of a hypothetical $10,000 investment made on 5/16/11 in Class A shares of RS China Fund, the MSCI China Index (Gross), and the MSCI Golden Dragon Index (Gross). The starting point of $9,525 for Class A shares reflects the current maximum sales charge of 4.75%. Hypothetical $10,000 investments made on 5/16/11 in Class C shares, Class K shares and Class Y shares would have the following values as of June 30, 2014: $10,230 (Class C), $10,349 (Class K) and $10,593 (Class Y). While Class C shares and Class K shares have a higher starting value than Class A shares because they do not impose a sales charge on purchase, they have higher annual expenses and, therefore, day-to-day performance is lower than that of Class A shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance quoted represents past performance and does not guarantee or predict future results.

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This Page Intentionally Left Blank

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including as applicable, sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014, unless otherwise indicated. The following tables show the Funds’ expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” for your Fund to estimate the expenses you paid on your account during this period. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A maintenance fee of $12.00 that is charged once a year may apply for IRAs. This fee is not included in the table below. If it were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

www.rsinvestments.com	15

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

Based on Actual Return		Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14-6/30/14	Expense Ratio During Period 1/1/14-6/30/14
RS International Fund	Class A	$1,000.00	$1,024.20	$7.03	1.40%
	Class C	$1,000.00	$1,018.80	$12.56	2.51%
	Class K	$1,000.00	$1,021.40	$9.82	1.96%
	Class Y	$1,000.00	$1,025.20	$5.77	1.15%
RS Global Fund	Class A	$1,000.00	$1,054.10	$7.13	1.40%
	Class C	$1,000.00	$1,050.30	$10.98	2.16%
	Class K	$1,000.00	$1,052.60	$9.16	1.80%
	Class Y	$1,000.00	$1,055.70	$5.50	1.08%
RS Emerging Markets Fund	Class A	$1,000.00	$1,038.80	$8.34	1.65%
	Class C	$1,000.00	$1,035.00	$12.36	2.45%
	Class K	$1,000.00	$1,037.40	$9.90	1.96%
	Class Y	$1,000.00	$1,040.80	$6.78	1.34%
RS Emerging Markets Small Cap Fund(a)	Class A	$1,000.00	$1,100.00	$8.41	1.95%
	Class C	$1,000.00	$1,096.00	$11.71	2.72%
	Class Y	$1,000.00	$1,102.00	$6.48	1.50%
RS China Fund	Class A	$1,000.00	$987.40	$8.62	1.75%
	Class C	$1,000.00	$983.50	$12.30	2.50%
	Class K	$1,000.00	$984.50	$10.52	2.14%
	Class Y	$1,000.00	$988.40	$7.00	1.42%
Based on Hypothetical Return (5% Return Before Expenses)
RS International Fund	Class A	$1,000.00	$1,017.85	$7.00	1.40%
	Class C	$1,000.00	$1,012.35	$12.52	2.51%
	Class K	$1,000.00	$1,015.08	$9.79	1.96%
	Class Y	$1,000.00	$1,019.09	$5.76	1.15%
RS Global Fund	Class A	$1,000.00	$1,017.85	$7.00	1.40%
	Class C	$1,000.00	$1,014.08	$10.79	2.16%
	Class K	$1,000.00	$1,015.87	$9.00	1.80%
	Class Y	$1,000.00	$1,019.44	$5.41	1.08%
RS Emerging Markets Fund	Class A	$1,000.00	$1,016.61	$8.25	1.65%
	Class C	$1,000.00	$1,012.65	$12.23	2.45%
	Class K	$1,000.00	$1,015.08	$9.79	1.96%
	Class Y	$1,000.00	$1,018.15	$6.71	1.34%
RS Emerging Markets Small Cap Fund(a)	Class A	$1,000.00	$1,012.53	$8.06	1.95%
	Class C	$1,000.00	$1,009.37	$11.23	2.72%
	Class Y	$1,000.00	$1,014.38	$6.21	1.50%
RS China Fund	Class A	$1,000.00	$1,016.12	$8.75	1.75%
	Class C	$1,000.00	$1,012.39	$12.48	2.50%
	Class K	$1,000.00	$1,014.19	$10.68	2.14%
	Class Y	$1,000.00	$1,017.75	$7.10	1.42%
*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(a)

Commencement of operations was February 1, 2014. Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 150/365 (to reflect the one-half year period).

16	www.rsinvestments.com

Financial Information

Six-Month Period Ended June 30, 2014

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 96.1%
Australia – 7.3%
Australia & New Zealand Banking Group Ltd.	11,754	$369,598
BHP Billiton Ltd.	22,013	750,745
Commonwealth Bank of Australia	6,996	533,571
CSL Ltd.	5,973	374,943
Macquarie Group Ltd.	6,368	358,224
Westpac Banking Corp.	11,161	356,997
Woodside Petroleum Ltd.	8,376	324,749

		3,068,827
Denmark – 2.6%
Coloplast A/S, Class B	5,317	481,109
Pandora A/S	4,368	335,217
Royal UNIBREW A/S(1)	1,662	261,342

		1,077,668
France – 7.7%
AXA S.A.	13,144	314,054
Cap Gemini S.A.	4,761	339,763
GDF Suez	19,161	527,915
Natixis	45,967	295,012
Orange S.A.	27,120	429,101
Total S.A.	9,018	652,449
Vinci S.A.	8,896	665,054

		3,223,348
Germany – 11.3%
Allianz SE (Reg S)	3,819	637,444
BASF SE	4,776	555,561
Bayer AG (Reg S)	6,697	944,767
Daimler AG (Reg S)	7,460	696,873
Deutsche Post AG (Reg S)	13,827	499,084
Drillisch AG	10,377	412,280
HeidelbergCement AG	5,451	464,469
Infineon Technologies AG	21,114	263,569
Siemens AG (Reg S)	2,029	267,897

		4,741,944
Hong Kong – 2.6%
Cheung Kong Holdings Ltd.	20,000	354,575
Hutchison Whampoa Ltd.	37,000	505,555
Power Assets Holdings Ltd.	20,500	179,833
Sands China Ltd.	7,200	54,529

		1,094,492

18	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INTERNATIONAL FUND

June 30, 2014 (unaudited)	Shares	Value
Italy – 1.9%
Enel S.p.A.	64,022	$372,393
Intesa Sanpaolo S.p.A.	73,632	227,179
MARR S.p.A.	10,757	200,879

		800,451
Japan – 17.2%
Alps Electric Co. Ltd.	31,600	406,066
Astellas Pharma, Inc.	32,600	428,708
Brother Industries Ltd.	16,300	282,602
Central Japan Railway Co.	4,000	570,992
Chubu Electric Power Co., Inc.(1)	16,000	198,711
Daito Trust Construction Co. Ltd.	2,800	329,249
Fujitsu Ltd.	48,000	359,656
Honda Motor Co. Ltd.	3,800	132,600
Mitsubishi Electric Corp.	28,000	345,877
Mitsubishi UFJ Financial Group, Inc.	66,100	405,769
Mitsui Fudosan Co. Ltd.	5,000	168,746
Mizuho Financial Group, Inc.	237,841	488,883
NH Foods Ltd.	16,000	312,387
Nippon Telegraph & Telephone Corp.	9,000	560,950
Obic Co. Ltd.	15,400	507,893
Rohto Pharmaceutical Co. Ltd.	16,180	251,677
SoftBank Corp.	3,000	223,569
Sumitomo Corp.	26,600	358,918
Sumitomo Mitsui Financial Group, Inc.	4,905	205,799
Toyota Motor Corp.	8,400	502,930
Tsuruha Holdings, Inc.	2,588	142,815

		7,184,797
Netherlands – 4.8%
Heineken NV	9,366	672,283
ING Groep NV, CVA(1)	28,494	399,841
Wolters Kluwer NV	31,028	919,094

		1,991,218
New Zealand – 0.9%
Fisher & Paykel Healthcare Corp. Ltd.	36,896	153,445
SKY Network Television Ltd.	39,938	240,189

		393,634
Norway – 2.3%
DNB ASA	27,911	509,970
Statoil ASA	14,791	454,658

		964,628

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	19

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

June 30, 2014 (unaudited)	Shares	Value
South Korea – 0.5%
Samsung Electronics Co. Ltd.	150	$195,892

		195,892
Spain – 1.6%
Amadeus IT Holding S.A., Class A	6,365	262,386
Banco Bilbao Vizcaya Argentaria S.A.	13,019	165,933
Ferrovial S.A.	11,801	262,937

		691,256
Sweden – 4.6%
Intrum Justitia AB	19,653	586,190
NCC AB, Class B	11,271	387,938
Skandinaviska Enskilda Banken AB, Class A	43,377	578,985
Swedbank AB, Class A	14,002	370,872

		1,923,985
Switzerland – 10.0%
Actelion Ltd. (Reg S)(1)	2,055	260,101
Helvetia Holding AG (Reg S)	278	127,635
Nestle S.A. (Reg S)	5,338	413,625
Novartis AG (Reg S)	2,742	248,311
Novartis AG, ADR	10,952	991,485
Roche Holding AG	4,966	1,479,653
Swiss Life Holding AG (Reg S)(1)	810	192,004
Swisscom AG (Reg S)	649	376,989
UBS AG (Reg S)(1)	5,173	94,844

		4,184,647
United Kingdom – 20.8%
AstraZeneca PLC	1,727	128,485
Aviva PLC	78,621	685,951
BP PLC, ADR	6,730	355,008
British American Tobacco PLC	19,769	1,176,300
British Land Co. PLC	20,234	243,124
British Sky Broadcasting Group PLC	3,435	53,124
Britvic PLC	11,283	140,467
BT Group PLC	70,863	465,645
Diageo PLC	16,588	528,312
GlaxoSmithKline PLC	19,323	514,478
Glencore PLC(1)	13,864	77,260
HSBC Holdings PLC	28,753	291,701
Lloyds Banking Group PLC(1)	64,895	82,486
National Grid PLC	20,561	296,013
Next PLC	4,537	502,260
Reed Elsevier PLC	31,862	512,019

20	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS INTERNATIONAL FUND

June 30, 2014 (unaudited)	Shares	Value
United Kingdom (continued)
Rio Tinto PLC	7,398	$399,449
Royal Dutch Shell PLC, Class A	19,155	791,537
Royal Dutch Shell PLC, Class B	14,171	615,873
Smith & Nephew PLC	38,368	679,036
Vodafone Group PLC	42,456	141,900

		8,680,428
Total Common Stocks (Cost $38,131,077)		40,217,215

	Shares	Value
Exchange-Traded Funds – 1.0%
United States – 1.0%
iShares MSCI EAFE ETF	5,983	409,058

		409,058
Total Exchange-Traded Funds (Cost $404,742)		409,058

	Principal Amount	Value
Repurchase Agreements – 1.9%

State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $789,000, due 7/1/2014(2)	$789,000	789,000
Total Repurchase Agreements (Cost $789,000)		789,000
Total Investments – 99.0% (Cost $39,324,819)		41,415,273
Other Assets, Net – 1.0%		412,450
Total Net Assets – 100.0%		$41,827,723

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	1.50%	8/31/2018	$808,000

Legend:

ADR – American Depositary Receipt.

CVA – Certificaten Van Aandelen (Certificate of Shares).

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	21

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL FUND

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Argentina	$—	$3,068,827	*	$—	$3,068,827
Denmark	—	1,077,668	*	—	1,077,668
France	—	3,223,348	*	—	3,223,348
Germany	—	4,741,944	*	—	4,741,944
Hong Kong	—	1,094,492	*	—	1,094,492
Italy	—	800,451	*	—	800,451
Japan	—	7,184,797	*	—	7,184,797
Netherlands	—	1,991,218	*	—	1,991,218
New Zealand	153,445	240,189	*	—	393,634
Norway	—	964,628	*	—	964,628
South Korea	—	195,892	*	—	195,892
Spain	—	691,256	*	—	691,256
Sweden	—	1,923,985	*	—	1,923,985
Switzerland	991,485	3,193,162	*	—	4,184,647
United Kingdom	355,008	8,325,420	*	—	8,680,428

Exchange-Traded Funds	409,058	—		—	409,058

Repurchase Agreements	—	789,000		—	789,000

Total	$1,908,996	$39,506,277		$—	$41,415,273

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

(unaudited)	Investment in Securities

Balance as of 12/31/2013	$641,850

Change in unrealized appreciation/depreciation	(42,574)

Net realized gain	45,351

Purchases	—

Sales	(644,627)

Transfers into/out of Level 3	—

Balance as of 6/30/2014	$—

22	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 97.7%
Australia – 3.9%
Australia & New Zealand Banking Group Ltd.	8,355	$262,719
BHP Billiton Ltd.	7,915	269,938
CSL Ltd.	4,272	268,166
Macquarie Group Ltd.	6,683	375,944
Transurban Group	22,276	155,229
Woodside Petroleum Ltd.	5,225	202,580

		1,534,576
Canada – 3.1%
Canadian Tire Corp. Ltd., Class A	6,520	625,512
Magna International, Inc.	1,830	196,986
Whitecap Resources, Inc.	27,855	429,944

		1,252,442
Denmark – 0.4%
Pandora A/S	2,137	164,001

		164,001
Finland – 1.8%
Orion Oyj, Class B	10,771	401,465
Sampo Oyj, Class A	5,870	296,743

		698,208
France – 3.0%
AXA S.A.	7,747	185,101
Cap Gemini S.A.	4,321	308,363
GDF Suez	5,234	144,205
Natixis	29,248	187,711
Total S.A.	5,358	387,649

		1,213,029
Germany – 4.8%
Allianz SE (Reg S)	1,163	194,121
BASF SE	3,003	349,320
Daimler AG (Reg S)	4,889	456,704
Drillisch AG	10,237	406,718
Hannover Rueck SE	1,503	135,347
HeidelbergCement AG	4,316	367,757

		1,909,967
Hong Kong – 1.7%
Cheung Kong Holdings Ltd.	10,000	177,287
CNOOC Ltd.	175,957	317,221
Hutchison Whampoa Ltd.	13,000	177,627

		672,135
India – 0.4%
ICICI Bank Ltd.	6,197	145,918

		145,918

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	23

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

June 30, 2014 (unaudited)	Shares	Value
Japan – 7.4%
Alps Electric Co. Ltd.	26,100	$335,390
As One Corp.	6,479	201,073
Astellas Pharma, Inc.	30,400	399,777
Central Japan Railway Co.	2,500	356,870
Honda Motor Co. Ltd.	1,500	52,342
Nishio Rent All Co. Ltd.	4,406	187,182
Obic Co. Ltd.	10,500	346,290
Resona Holdings, Inc.	65,896	383,998
SoftBank Corp.	1,400	104,332
Sumitomo Mitsui Financial Group, Inc.	4,599	192,960
Tokyo Gas Co. Ltd.	12,000	70,096
Toyota Motor Corp.	2,700	161,656
Tsuruha Holdings, Inc.	2,500	137,959

		2,929,925
Mexico – 1.7%
Gruma S.A.B. de C.V., Class B(1)	31,597	378,161
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	23,300	310,864

		689,025
New Zealand – 0.7%
Fisher & Paykel Healthcare Corp. Ltd.	44,439	184,816
SKY Network Television Ltd.	15,285	91,924

		276,740
Norway – 0.8%
Statoil ASA	10,564	324,725

		324,725
People’s Republic of China – 0.1%
Tencent Holdings Ltd.	3,500	53,381

		53,381
Singapore – 1.1%
Avago Technologies Ltd.	5,980	430,979

		430,979
South Africa – 0.9%
Omnia Holdings Ltd.	17,112	371,330

		371,330
South Korea – 0.9%
Samsung Electronics Co. Ltd.	277	361,748

		361,748
Spain – 1.4%
Amadeus IT Holding S.A., Class A	4,925	203,024
Banco Bilbao Vizcaya Argentaria S.A.	3,037	38,708

24	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS GLOBAL FUND

June 30, 2014 (unaudited)	Shares	Value
Spain (continued)
Gas Natural SDG S.A.	4,261	$134,619
Zeltia S.A.(1)	41,739	168,414

		544,765
Sweden – 1.6%
Nolato AB, Class B	11,344	257,905
Swedbank AB, Class A	13,890	367,906

		625,811
Switzerland – 5.7%
Actelion Ltd. (Reg S)(1)	1,161	146,947
Nestle S.A. (Reg S)	2,336	181,009
Novartis AG (Reg S)	3,642	329,814
Novartis AG, ADR	5,800	525,074
Roche Holding AG	2,057	612,897
Swisscom AG (Reg S)	820	476,319

		2,272,060
Taiwan – 1.7%
Cathay Financial Holding Co. Ltd.	442,726	691,519

		691,519
Thailand – 0.3%
BEC World PCL (Reg F)	81,500	122,377

		122,377
United Kingdom – 7.9%
AstraZeneca PLC	1,141	84,888
British American Tobacco PLC	9,860	586,692
British Land Co. PLC	19,433	233,499
British Sky Broadcasting Group PLC	5,241	81,054
Britvic PLC	10,831	134,840
BT Group PLC	33,903	222,779
GlaxoSmithKline PLC	13,570	361,304
HSBC Holdings PLC	11,186	113,483
Lloyds Banking Group PLC(1)	265,265	337,171
Northgate PLC	21,531	193,327
Rio Tinto PLC	3,317	179,099
Severn Trent PLC	6,952	229,817
Vodafone Group PLC	26,946	90,061
Whitbread PLC	3,918	295,576

		3,143,590
United States – 46.4%
Ameriprise Financial, Inc.	4,639	556,680
Amgen, Inc.	3,840	454,541

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	25

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

June 30, 2014 (unaudited)	Shares	Value
United States (continued)
Apple, Inc.	9,646	$896,403
Biogen Idec, Inc.(1)	928	292,608
Cantel Medical Corp.	6,306	230,926
Celgene Corp.(1)	4,114	353,310
Cisco Systems, Inc.	12,333	306,475
Colgate-Palmolive Co.	10,300	702,254
DIRECTV(1)	6,769	575,433
Dollar Tree, Inc.(1)	6,742	367,169
Domino’s Pizza, Inc.	7,610	556,215
Electronic Arts, Inc.(1)	5,025	180,247
Eli Lilly & Co.	11,392	708,241
EOG Resources, Inc.	5,710	667,270
Facebook, Inc., Class A(1)	6,100	410,469
Fifth Third Bancorp	33,431	713,752
Gilead Sciences, Inc.(1)	3,534	293,004
Google, Inc., Class C(1)	841	483,810
Hess Corp.	6,037	596,999
Johnson & Johnson	7,928	829,427
JPMorgan Chase & Co.	5,153	296,916
LinkedIn Corp., Class A(1)	1,277	218,967
Marathon Oil Corp.	7,911	315,807
Microsoft Corp.	16,904	704,897
Murphy Oil Corp.	5,305	352,676
Phillips 66	4,209	338,530
Prudential Financial, Inc.	6,928	614,998
Public Service Enterprise Group, Inc.	10,800	440,532
Quaker Chemical Corp.	2,901	222,768
QUALCOMM, Inc.	5,914	468,389
Ross Stores, Inc.	7,244	479,046
Sanderson Farms, Inc.	4,300	417,960
Texas Instruments, Inc.	8,500	406,215
The TJX Cos., Inc.	14,200	754,730
Universal Corp.	2,254	124,759
Walgreen Co.	7,300	541,149
Wells Fargo & Co.	14,864	781,252
Westlake Chemical Corp.	6,770	567,055
Yahoo!, Inc.(1)	7,020	246,612

		18,468,491
Total Common Stocks (Cost $33,886,335)		38,896,742

26	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS GLOBAL FUND

June 30, 2014 (unaudited)	Shares	Value
Preferred Stocks – 0.2%
Brazil – 0.2%
Companhia Energetica de Minas Gerais	11,955	$87,329

		87,329
Total Preferred Stocks (Cost $79,638)		87,329

	Principal Amount	Value
Repurchase Agreements – 2.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $921,000, due 7/1/2014(2)	$921,000	921,000
Total Repurchase Agreements (Cost $921,000)		921,000
Total Investments – 100.2% (Cost $34,886,973)		39,905,071
Other Liabilities, Net – (0.2)%		(82,456)
Total Net Assets – 100.0%		$39,822,615

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	3.75%	11/15/2043	$940,688

Legend:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	27

SCHEDULE OF INVESTMENTS — RS GLOBAL FUND

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Australia	$—	$1,534,576	*	$—	$1,534,576
Canada	1,252,442	—		—	1,252,442
Denmark	—	164,001	*	—	164,001
Finland	—	698,208	*	—	698,208
France	—	1,213,029	*	—	1,213,029
Germany	—	1,909,967	*	—	1,909,967
Hong Kong	—	672,135	*	—	672,135
India	—	145,918	*	—	145,918
Japan	—	2,929,925	*	—	2,929,925
Mexico	689,025	—		—	689,025
New Zealand	184,816	91,924	*	—	276,740
Norway	—	324,725	*	—	324,725
People’s Republic of China	—	53,381	*	—	53,381
Singapore	430,979	—		—	430,979
South Africa	—	371,330	*	—	371,330
South Korea	—	361,748	*	—	361,748
Spain	—	544,765	*	—	544,765
Sweden	—	625,811	*	—	625,811
Switzerland	525,074	1,746,986	*	—	2,272,060
Taiwan	—	691,519	*	—	691,519
Thailand	—	122,377	*	—	122,377
United Kingdom	—	3,143,590	*	—	3,143,590
United States	18,468,491	—		—	18,468,491

Preferred Stocks	87,329	—		—	87,329

Repurchase Agreements	—	921,000		—	921,000

Total	$21,638,156	$18,266,915		$—	$39,905,071

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

28	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 95.0%
Argentina – 0.4%
YPF S.A., ADR	51,416	$1,680,275

		1,680,275
Brazil – 6.2%
Ambev S.A., ADR	589,149	4,147,609
BB Seguridade Participacoes S.A.	340,600	5,000,708
Duratex S.A.	354,870	1,448,711
Estacio Participacoes S.A.	165,800	2,194,908
Even Construtora e Incorporadora S.A.	379,700	1,125,610
Petroleo Brasileiro S.A., ADR	295,089	4,317,152
Sao Martinho S.A.	159,308	2,884,055
Ser Educacional S.A.	257,400	2,974,167
Ultrapar Participacoes S.A., ADR	106,454	2,512,315

		26,605,235
Chile – 1.0%
Banco de Chile	12,780,442	1,699,314
Enersis S.A., ADR	151,598	2,554,426

		4,253,740
Colombia – 0.5%
Cemex Latam Holdings S.A.(1)	238,270	2,335,109

		2,335,109
Greece – 1.2%
Hellenic Telecommunications Organization S.A.(1)	142,702	2,107,662
Piraeus Bank S.A.(1)	1,359,862	3,011,848

		5,119,510
Hong Kong – 1.9%
China Pioneer Pharma Holdings Ltd.	5,996,000	3,612,680
Sands China Ltd.	336,000	2,544,686
Sound Global Ltd.(1)	2,194,000	2,054,519

		8,211,885
India – 7.8%
Bank of Baroda	219,613	3,203,286
Bharat Petroleum Corp. Ltd.	175,577	1,751,668
CESC Ltd.	133,651	1,570,134
Container Corp. of India Ltd.	99,692	1,981,176
HCL Technologies Ltd.	168,085	4,202,350
HDFC Bank Ltd., ADR	55,480	2,597,574
ICICI Bank Ltd., ADR	110,575	5,517,693
Lupin Ltd.	258,316	4,509,921

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	29

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

June 30, 2014 (unaudited)	Shares	Value
India (continued)
NMDC Ltd.	287,857	$869,523
Raymond Ltd.	324,973	2,184,603
Tata Motors Ltd., ADR	140,206	5,476,446

		33,864,374
Indonesia – 2.4%
PT Adaro Energy Tbk	17,151,224	1,703,166
PT Bank Rakyat Indonesia (Persero) Tbk	5,674,300	4,944,078
PT Telekomunikasi Indonesia (Persero) Tbk	17,831,900	3,709,081

		10,356,325
Malaysia – 1.8%
Muhibbah Engineering (M) Bhd	2,051,700	1,909,362
Telekom Malaysia Bhd	1,210,300	2,393,296
Tenaga Nasional Bhd	930,181	3,533,775

		7,836,433
Mexico – 4.9%
America Movil S.A.B. de C.V., ADR, Series L	100,947	2,094,650
Arca Continental S.A.B. de C.V.	521,800	3,532,964
Banregio Grupo Financiero S.A.B. de C.V.	217,200	1,288,116
Cemex S.A.B. de C.V.(1)	2,129,854	2,818,792
Gruma S.A.B. de C.V., Class B(1)	226,255	2,707,875
Grupo Financiero Inbursa S.A.B. de C.V.	1,194,800	3,561,330
Grupo Mexico S.A.B. de C.V., Series B	883,206	2,947,083
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	174,500	2,328,146

		21,278,956
People’s Republic of China – 17.0%
Bank of China Ltd., H shares	15,555,000	6,964,188
China Communications Construction Co. Ltd., H shares	3,831,000	2,577,475
China Construction Bank Corp., H shares	12,080,857	9,136,161
China Mobile Ltd.	399,840	3,883,541
China Petroleum & Chemical Corp., H shares	6,685,805	6,365,081
China Resources Cement Holdings Ltd.	2,416,000	1,514,740
China Shenhua Energy Co. Ltd., H shares	740,000	2,137,699
China Singyes Solar Technologies Holdings Ltd.(1)	856,000	1,455,336
China Unicom Hong Kong Ltd.	1,518,000	2,338,170
Huadian Power International Corp. Ltd., H shares	4,164,000	2,526,810
New China Life Insurance Co. Ltd., H shares	1,418,200	4,684,679
PetroChina Co. Ltd., H shares	4,928,000	6,192,976
Ping An Insurance (Group) Co. of China Ltd., H shares	477,500	3,693,735
Qihoo 360 Technology Co. Ltd., ADR(1)	21,633	1,991,101

30	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS FUND

June 30, 2014 (unaudited)	Shares	Value
People’s Republic of China (continued)
Shenzhen International Holdings Ltd.	2,972,500	$3,654,570
TCL Communication Technology Holdings Ltd.	2,500,000	3,025,841
Tencent Holdings Ltd.	528,015	8,053,098
Want Want China Holdings Ltd.	2,235,187	3,217,728

		73,412,929
Peru – 1.5%
Credicorp Ltd.	27,346	4,251,482
Southern Copper Corp.	66,859	2,030,508

		6,281,990
Philippines – 1.8%
BDO Unibank, Inc.	1,461,900	3,130,223
Emperador, Inc.(1)	7,913,800	2,142,614
Universal Robina Corp.	742,960	2,625,928

		7,898,765
Poland – 0.6%
Bank Zachodni WBK S.A.	21,187	2,575,513

		2,575,513
Russia – 6.5%
Etalon Group Ltd., GDR (Reg S)	288,455	1,280,163
Gazprom OAO, ADR	471,901	4,112,617
Lukoil OAO, ADR	77,189	4,617,446
Magnitogorsk Iron & Steel Works OJSC, GDR (Reg S)(1)	111,981	293,390
MMC Norilsk Nickel OJSC, ADR	159,129	3,152,346
QIWI PLC, ADR	30,514	1,230,630
Rosneft OAO, GDR (Reg S)	173,505	1,269,189
Sberbank of Russia, ADR	366,096	3,702,514
Sistema JSFC, GDR (Reg S)	140,929	4,340,613
X5 Retail Group N.V., GDR (Reg S)(1)	194,936	4,208,668

		28,207,576
South Africa – 5.1%
Barclays Africa Group Ltd.	194,685	2,956,435
Coronation Fund Managers Ltd.	137,871	1,238,506
MMI Holdings Ltd.	1,109,238	2,737,872
Naspers Ltd., N shares	41,061	4,834,639
Sasol Ltd.	113,979	6,770,798
Steinhoff International Holdings Ltd.	606,664	3,382,104

		21,920,354
South Korea – 17.4%
BS Financial Group, Inc.	183,670	2,705,470
Hanssem Co. Ltd.	21,393	1,644,406
Hyundai Motor Co.	40,334	9,144,554

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	31

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

June 30, 2014 (unaudited)	Shares	Value
South Korea (continued)
KB Financial Group, Inc.	142,770	$4,961,525
KCC Corp.	8,561	5,219,689
Korea Electric Power Corp.	131,710	4,848,720
LG Chem Ltd.	10,155	2,969,805
LG Innotek Co. Ltd.(1)	25,580	3,664,905
Lumens Co. Ltd.(1)	100,793	876,670
Meritz Fire & Marine Insurance Co. Ltd.	225,830	2,755,950
Paradise Co. Ltd.	57,106	2,111,272
POSCO, ADR	24,067	1,791,547
Samkee Automotive Co. Ltd.	207,160	1,966,955
Samsung C&T Corp.	55,344	4,082,345
Samsung Electronics Co. Ltd.	11,439	14,938,746
SK Hynix, Inc.(1)	117,794	5,656,216
SK Telecom Co. Ltd., ADR	223,054	5,786,021

		75,124,796
Taiwan – 12.7%
AcBel Polytech, Inc.	1,759,000	2,632,787
Catcher Technology Co. Ltd.	305,000	2,846,356
CTBC Financial Holding Co. Ltd.	4,033,000	2,688,645
E-Lead Electronic Co. Ltd.	668,000	1,717,385
Fubon Financial Holding Co. Ltd.	3,963,000	5,724,710
Hon Hai Precision Industry Co. Ltd.	522,000	1,750,039
Largan Precision Co. Ltd.	64,000	5,105,806
MediaTek, Inc.	276,000	4,668,619
Merry Electronics Co. Ltd.	454,000	2,425,217
Namchow Chemical Industrial Co. Ltd.	981,000	2,261,872
Novatek Microelectronics Corp.	787,000	3,870,653
President Chain Store Corp.	285,000	2,284,017
Taiwan Cement Corp.	1,385,000	2,098,048
Taiwan Semiconductor Manufacturing Co. Ltd.	3,501,998	14,818,856

		54,893,010
Thailand – 1.6%
GFPT PCL (Reg F)	7,188,800	2,836,760
Krung Thai Bank PCL (Reg F)	2,368,477	1,525,111
PTT Global Chemical PCL (Reg F)	391,628	814,688
The Siam Cement PCL (Reg F)	121,500	1,707,447

		6,884,006
Turkey – 2.3%
Celebi Hava Servisi A.S.	147,500	1,594,889
Migros Ticaret A.S.(1)	440,989	4,217,059
Turkiye Vakiflar Bankasi T.A.O., Class D	1,854,285	4,353,034

		10,164,982

32	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS FUND

June 30, 2014 (unaudited)	Shares	Value
United Arab Emirates – 0.4%
Aldar Properties PJSC	1,973,176	$1,666,697

		1,666,697
Total Common Stocks (Cost $348,494,506)		410,572,460

	Shares	Value
Preferred Stocks – 3.6%
Brazil – 3.6%
Banco Bradesco S.A.	373,169	5,413,019
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	33,175	1,536,998
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	—
Itau Unibanco Holding S.A.	259,556	3,755,603
Vale S.A.	419,608	5,004,151

		15,709,771
Total Preferred Stocks (Cost $15,573,702)		15,709,771

	Rights	Value
Rights – 0.0%
South Korea – 0.0%
BS Financial Group, Inc.(1)(2)	35,605	82,833

		82,833
Total Rights (Cost $0)		82,833

	Principal Amount	Value
Repurchase Agreements – 1.2%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $5,251,000, due 7/1/2014(4)	$5,251,000	5,251,000
Total Repurchase Agreements (Cost $5,251,000)		5,251,000
Total Investments – 99.8% (Cost $369,319,208)		431,616,064
Other Assets, Net – 0.2%		851,036
Total Net Assets – 100.0%		$432,467,100

(1)	Non-income-producing security.
(2)	Fair valued security. See 1a in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	33

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets

Comp. Lorenz S.A.	4,700,000	$179,645	$—	6/27/1997	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	2.75%	11/15/2042	$5,356,575

Legend:

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Argentina	$1,680,275	$—		$—	$1,680,275
Brazil	26,605,235	—		—	26,605,235
Chile	4,253,740	—		—	4,253,740
Colombia	2,335,109	—		—	2,335,109
Greece	—	5,119,510	*	—	5,119,510
Hong Kong	—	8,211,885	*	—	8,211,885
India	13,591,713	20,272,661	*	—	33,864,374
Indonesia	—	10,356,325	*	—	10,356,325
Malaysia	—	7,836,433	*	—	7,836,433
Mexico	21,278,956	—		—	21,278,956
People’s Republic of China	1,991,101	71,421,828	*	—	73,412,929
Peru	6,281,990	—		—	6,281,990
Philippines	—	7,898,765	*	—	7,898,765
Poland	—	2,575,513	*	—	2,575,513
Russia	25,025,695	3,181,881	*	—	28,207,576
South Africa	—	21,920,354	*	—	21,920,354
South Korea	7,577,568	67,547,228	*	—	75,124,796
Taiwan	—	54,893,010	*	—	54,893,010
Thailand	—	6,884,006	*	—	6,884,006
Turkey	—	10,164,982	*	—	10,164,982
United Arab Emirates	—	1,666,697	*	—	1,666,697

Preferred Stocks	15,709,771	—		—	15,709,771

Rights	—	82,833		—	82,833

Repurchase Agreements	—	5,251,000		—	5,251,000

Total	$126,331,153	$305,284,911		$—	$431,616,064

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

34	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 96.2%
Argentina – 0.6%
Ternium S.A., ADR	6,122	$170,988

		170,988
Brazil – 4.3%
Duratex S.A.	60,830	248,331
Even Construtora e Incorporadora S.A.	77,700	230,339
Kroton Educacional S.A.	12,100	339,315
Ser Educacional S.A.	38,500	444,854

		1,262,839
Colombia – 0.5%
Gran Tierra Energy, Inc.(1)	16,349	132,754

		132,754
Georgia – 0.7%
TBC Bank JSC, GDR (Reg S)(1)	15,200	215,080

		215,080
Greece – 1.0%
Piraeus Bank S.A.(1)	133,382	295,417

		295,417
Hong Kong – 3.9%
China Animal Healthcare Ltd.	731,000	509,439
China Pioneer Pharma Holdings Ltd.	657,000	395,852
Sound Global Ltd.(1)	243,000	227,552

		1,132,843
India – 6.0%
Bank of Baroda	18,102	264,037
CESC Ltd.	21,987	258,304
Container Corp. of India Ltd.	13,027	258,885
Raymond Ltd.	47,631	320,195
TVS Motor Co. Ltd.	131,914	354,514
Yes Bank Ltd.	30,873	278,382

		1,734,317
Indonesia – 2.1%
PT Adaro Energy Tbk	1,048,900	104,159
PT Astra Agro Lestari Tbk	106,600	253,581
PT Salim Ivomas Pratama Tbk	2,823,200	240,410

		598,150
Malaysia – 2.5%
AMMB Holdings Bhd	62,600	138,835
Genting Plantations Bhd	89,200	322,242
Muhibbah Engineering (M) Bhd	299,000	278,257

		739,334

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	35

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

June 30, 2014 (unaudited)	Shares	Value
Mexico – 4.2%
Arca Continental S.A.B. de C.V.	42,800	$289,787
Banregio Grupo Financiero S.A.B. de C.V.	47,100	279,329
Gruma S.A.B. de C.V., Class B(1)	16,300	195,082
Megacable Holdings S.A.B. de C.V.	56,900	240,609
Promotora y Operadora de Infraestructura S.A.B. de C.V.(1)	17,300	230,813

		1,235,620
People’s Republic of China – 12.2%
China Lilang Ltd.	296,000	188,693
China Shipping Development Co. Ltd., H shares(1)	364,000	212,760
China Singyes Solar Technologies Holdings Ltd.(1)	55,000	93,509
Dongyue Group Ltd.	466,000	194,258
ENN Energy Holdings Ltd.	52,000	373,397
Huadian Power International Corp. Ltd., H shares	490,000	297,343
Jiangxi Copper Co. Ltd., H Shares	142,000	225,198
Kaisa Group Holdings Ltd.	683,000	202,656
Lonking Holdings Ltd.	1,481,000	254,317
New China Life Insurance Co. Ltd., H shares	90,000	297,293
Shenzhen International Holdings Ltd.	110,750	136,163
Shenzhou International Group Holdings Ltd.	72,000	246,562
TCL Communication Technology Holdings Ltd.	449,000	543,441
Tianjin Port Development Holdings Ltd.	1,750,000	275,422

		3,541,012
Peru – 1.4%
Ferreycorp S.A.A.	443,772	301,292
Intercorp Financial Services, Inc.	3,405	111,446

		412,738
Philippines – 2.9%
Alliance Global Group, Inc.	367,900	245,129
BDO Unibank, Inc.	157,750	337,774
Universal Robina Corp.	69,970	247,303

		830,206
Russia – 1.9%
Magnitogorsk Iron & Steel Works OJSC, GDR (Reg S)(1)	7,259	19,018
Phosagro OAO, GDR (Reg S)	19,042	238,406
X5 Retail Group N.V., GDR (Reg S)(1)	13,503	291,530

		548,954
South Africa – 6.1%
Coronation Fund Managers Ltd.	15,057	135,258
Investec Ltd.	18,114	166,146
Mediclinic International Ltd.	30,394	233,503

36	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS SMALL CAP FUND

June 30, 2014 (unaudited)	Shares	Value
South Africa (continued)
MMI Holdings Ltd.	162,842	$401,934
Mondi Ltd.	15,235	278,155
Omnia Holdings Ltd.	13,468	292,255
Super Group Ltd.(1)	92,899	266,052

		1,773,303
South Korea – 14.9%
Grand Korea Leisure Co. Ltd.	11,780	484,294
GS Home Shopping, Inc.	1,219	290,587
Hancom, Inc.	16,225	394,436
Hansol Paper Co.	26,020	301,973
Hanssem Co. Ltd.	1,590	122,218
KCC Corp.	542	330,460
KEPCO Plant Service & Engineering Co. Ltd.	3,943	269,613
LG Hausys Ltd.	1,488	284,818
LG Innotek Co. Ltd.(1)	3,591	514,491
Lumens Co. Ltd.(1)	20,366	177,138
Mando Corp.	1,333	167,296
Medy-Tox, Inc.	2,105	285,953
Meritz Fire & Marine Insurance Co. Ltd.	23,340	284,833
Samkee Automotive Co. Ltd.	44,143	419,132

		4,327,242
Taiwan – 24.1%
AcBel Polytech, Inc.	173,000	258,938
Advantech Co. Ltd.	60,000	512,430
ASPEED Technology, Inc.	41,000	367,601
E-Lead Electronic Co. Ltd.	108,000	277,661
E.Sun Financial Holding Co. Ltd.	315,000	202,066
Gigabyte Technology Co. Ltd.	210,000	336,459
Grand Pacific Petrochemical Corp.	362,000	226,764
Huaku Development Co. Ltd.	76,000	181,947
King Slide Works Co. Ltd.	26,000	371,611
King’s Town Bank	282,000	272,011
Largan Precision Co. Ltd.	6,000	478,669
Merry Electronics Co. Ltd.	63,000	336,539
MPI Corp.	100,000	395,754
Namchow Chemical Industrial Co. Ltd.	235,000	541,835
Novatek Microelectronics Corp.	81,000	398,377
Posiflex Technology, Inc.	58,000	365,422
Primax Electronics Ltd.	238,000	368,932
Promise Technology, Inc.	265,000	394,533
Sinmag Equipment Corp.	72,000	405,321

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	37

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS SMALL CAP FUND

June 30, 2014 (unaudited)	Shares	Value
Taiwan (continued)
YC INOX Co. Ltd.	339,000	$329,145

		7,022,015
Thailand – 1.6%
GFPT PCL (Reg F)	870,100	343,349
Siamgas & Petrochemicals PCL (Reg F)	239,600	126,241

		469,590
Turkey – 4.9%
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	61,524	195,230
Celebi Hava Servisi A.S.	24,674	266,795
Eregli Demir ve Celik Fabrikalari T.A.S.	74,885	134,113
Migros Ticaret A.S.(1)	35,003	334,724
Turk Traktor ve Ziraat Makineleri A.S.	7,054	229,739
Turkiye Sinai Kalkinma Bankasi A.S.	339,959	277,615

		1,438,216
United Arab Emirates – 0.4%
Drake & Scull International(1)	324,252	119,077

		119,077
Total Common Stocks (Cost $25,358,054)		27,999,695

	Shares	Value
Preferred Stocks – 0.5%
Brazil – 0.5%
Banco ABC Brasil S.A.	23,800	146,495

		146,495
Total Preferred Stocks (Cost $141,505)		146,495
Total Investments – 96.7% (Cost $25,499,559)		28,146,190
Other Assets, Net – 3.3%		951,116
Total Net Assets – 100.0%		$29,097,306

(1)	Non-income-producing security.

Legend:

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

38	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS EMERGING MARKETS SMALL CAP FUND

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Argentina	$170,988	$—		$—	$170,988
Brazil	1,262,839	—		—	1,262,839
Colombia	132,754	—		—	132,754
Georgia	215,080	—		—	215,080
Greece	—	295,417	*	—	295,417
Hong Kong	—	1,132,843	*	—	1,132,843
India	—	1,734,317	*	—	1,734,317
Indonesia	—	598,150	*	—	598,150
Malaysia	322,242	417,092	*	—	739,334
Mexico	1,235,620	—		—	1,235,620
People’s Republic of China	—	3,541,012	*	—	3,541,012
Peru	412,738	—		—	412,738
Philippines	—	830,206	*	—	830,206
Russia	548,954	—		—	548,954
South Africa	—	1,773,303	*	—	1,773,303
South Korea	—	4,327,242	*	—	4,327,242
Taiwan	—	7,022,015	*	—	7,022,015
Thailand	—	469,590	*	—	469,590
Turkey	—	1,438,216	*	—	1,438,216
United Arab Emirates	—	119,077	*	—	119,077

Preferred Stocks	146,495	—		—	146,495

Total	$4,447,710	$23,698,480		$—	$28,146,190

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	39

SCHEDULE OF INVESTMENTS — RS CHINA FUND

June 30, 2014 (unaudited)	Shares	Value
Common Stocks – 96.5%
Hong Kong – 8.5%
China Animal Healthcare Ltd.	411,000	$286,429
China Pioneer Pharma Holdings Ltd.	483,000	291,015
China Vanke Co. Ltd., H shares(1)	223,623	392,979
Huadian Fuxin Energy Corp. Ltd., H shares	522,000	272,853
Man Wah Holdings Ltd.	89,200	142,466
Sands China Ltd.	38,400	290,821
SITC International Holdings Co. Ltd.	544,000	221,863
Sound Global Ltd.(1)	302,000	282,801
Xinyi Solar Holdings Ltd.	934,000	239,981

		2,421,208
People’s Republic of China – 84.5%
Anhui Conch Cement Co. Ltd., H shares	56,636	195,363
Bank of China Ltd., H shares	3,500,000	1,566,998
China CITIC Bank Corp. Ltd., H shares	841,000	509,928
China Construction Bank Corp., H shares	3,155,000	2,385,972
China Life Insurance Co. Ltd., H shares	204,000	533,729
China Lilang Ltd.	338,000	215,467
China Merchants Bank Co. Ltd., H shares	269,000	531,007
China Mobile Ltd.	120,000	1,165,529
China Oilfield Services Ltd., H shares	142,000	341,135
China Overseas Land & Investment Ltd.	86,000	208,597
China Pacific Insurance (Group) Co. Ltd., H shares	66,600	235,462
China Petroleum & Chemical Corp., H shares	1,275,200	1,214,027
China Resources Cement Holdings Ltd.	328,000	205,644
China Shenhua Energy Co. Ltd., H shares	97,000	280,212
China Singyes Solar Technologies Holdings Ltd.(1)	169,000	287,327
China Taiping Insurance Holdings Co. Ltd.(1)	181,600	324,751
China Telecom Corp. Ltd., H shares	890,000	436,472
China Unicom Hong Kong Ltd.	426,000	656,166
Chongqing Changan Automobile Co. Ltd., B shares	185,200	365,602
CNOOC Ltd.	463,000	834,711
ENN Energy Holdings Ltd.	58,000	416,481
Guangdong Investment Ltd.	320,000	368,328
Haier Electronics Group Co. Ltd.	114,000	298,684
Huadian Power International Corp. Ltd., H shares	746,000	452,690
Industrial & Commercial Bank of China Ltd., H shares	1,320,000	834,682
Jiangxi Copper Co. Ltd., H Shares	112,000	177,621
Jumei International Holding Ltd., ADR(1)	11,441	311,195
New China Life Insurance Co. Ltd., H shares	172,700	570,472
PAX Global Technology Ltd.(1)	276,000	179,452

40	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

RS CHINA FUND

June 30, 2014 (unaudited)	Shares	Value
People’s Republic of China (continued)
PetroChina Co. Ltd., H shares	1,030,000	$1,294,392
Ping An Insurance (Group) Co. of China Ltd., H shares	105,000	812,235
Qihoo 360 Technology Co. Ltd., ADR(1)	2,685	247,127
Shenzhen Expressway Co. Ltd., H shares	542,000	288,875
Shenzhen International Holdings Ltd.	226,000	277,858
Shimao Property Holdings Ltd.	148,000	272,665
Sihuan Pharmaceutical Holdings Group Ltd.	684,000	416,565
Sinotrans Ltd., H shares	440,000	284,408
TCL Communication Technology Holdings Ltd.	280,000	338,894
Tencent Holdings Ltd.	179,155	2,732,409
Want Want China Holdings Ltd.	413,000	594,546
YY, Inc., ADR(1)	4,120	311,060

		23,974,738
Taiwan – 3.5%
AcBel Polytech, Inc.	262,000	392,149
E-Lead Electronic Co. Ltd.	109,000	280,232
Namchow Chemical Industrial Co. Ltd.	144,000	332,018

		1,004,399
Total Common Stocks (Cost $24,605,149)		27,400,345

	Principal Amount	Value
Repurchase Agreements – 0.4%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00%, dated 6/30/2014, maturity value of $102,000, due 7/1/2014(2)	$102,000	102,000
Total Repurchase Agreements (Cost $102,000)		102,000
Total Investments – 96.9% (Cost $24,707,149)		27,502,345
Other Assets, Net – 3.1%		872,589
Total Net Assets – 100.0%		$28,374,934

(1)	Non-income-producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Bond	3.75%	11/15/2043	$108,125

Legend:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	41

SCHEDULE OF INVESTMENTS — RS CHINA FUND

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 1a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total

Common Stocks:
Hong Kong	$392,979	$2,028,229	*	$—	$2,421,208
People’s Republic of China	1,234,984	22,739,754	*	—	23,974,738
Taiwan	—	1,004,399	*	—	1,004,399

Repurchase Agreements	—	102,000		—	102,000

Total	$1,627,963	$25,874,382		$—	$27,502,345

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

42	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

www.rsinvestments.com	43

FINANCIAL INFORMATION

Statements of Assets and Liabilities As of June 30, 2014 (unaudited)	RS International
Assets
Investments, at value	$41,415,273
Cash	786
Foreign currency, at value	8,563
Foreign tax reclaims receivable	384,947
Dividends receivable	72,471
Receivable for fund shares subscribed	18,878
Receivable for investments sold	—
Prepaid expenses	32,724

Total Assets	41,933,642

Liabilities
Payable for fund shares redeemed	34,162
Payable to adviser	14,092
Payable to distributor	1,725
Accrued trustees’ fees	831
Payable for investments purchased	9
Accrued foreign capital gains tax	—
Accrued expenses/other liabilities	55,100

Total Liabilities	105,919

Total Net Assets	$41,827,723

Net Assets Consist of:
Paid-in capital	$33,044,798
Accumulated undistributed net investment income	561,145
Accumulated net realized gain/(loss) from investments, foreign currency transactions and foreign capital gains tax	6,114,722
Net unrealized appreciation on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	2,107,058

Total Net Assets	$41,827,723

Investments, at Cost	$39,324,819

Foreign Currency, at Cost	$8,564

Pricing of Shares
Net Assets:
Class A	$29,680,778
Class C	2,457,208
Class K	4,205,550
Class Y	5,484,187
Shares of Beneficial Interest Outstanding with No Par Value:
Class A	2,188,706
Class C	227,202
Class K	326,040
Class Y	408,863
Net Asset Value Per Share:
Class A	$13.56
Class C	10.82
Class K	12.90
Class Y	13.41
Sales Charge Class A (Load)	4.75%
Maximum Offering Price Per Class A Share	$14.24

44	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Global	RS Emerging Markets	RS Emerging Markets Small Cap	RS China

$39,905,071	$431,616,064	$28,146,190	$27,502,345
913	18,037	535,667	865
13,176	50,149	50,892	78,240
32,448	6,137	215	—
89,451	1,514,975	72,494	338,102
—	406,440	479,851	258,736
—	1,424,216	—	214,293
36,882	50,646	39,153	36,394

40,077,941	435,086,664	29,324,462	28,428,975

—	1,032,832	—	2,422
18,617	335,455	20,976	14,101
1,894	12,767	572	1,276
605	8,054	439	482
195,950	784,135	144,981	6
1,529	122,604	40,806	—
36,731	323,717	19,382	35,754

255,326	2,619,564	227,156	54,041

$39,822,615	$432,467,100	$29,097,306	$28,374,934

$32,655,268	$368,182,287	$26,521,154	$27,968,924
245,013	1,027,285	53,586	240,962
1,904,734	1,084,497	(82,928)	(2,630,883)
5,017,600	62,173,031	2,605,494	2,795,931

$39,822,615	$432,467,100	$29,097,306	$28,374,934

$34,886,973	$369,319,208	$25,499,559	$24,707,149

$13,182	$50,144	$50,815	$77,659

$13,388,944	$191,886,413	$6,428,639	$10,574,388
6,889,167	27,551,295	2,740,903	4,110,311
5,588,524	27,289,618	—	4,139,932
13,955,980	185,739,774	19,927,764	9,550,303

1,089,893	9,549,340	584,513	1,038,954
568,434	1,725,215	250,000	405,799
458,222	1,426,572	—	407,421
1,132,568	9,209,623	1,808,559	936,402

$12.28	$20.09	$11.00	$10.18
12.12	15.97	10.96	10.13
12.20	19.13	—	10.16
12.32	20.17	11.02	10.20
4.75%	4.75%	4.75%	4.75%
$12.89	$21.09	$11.55	$10.69

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	45

FINANCIAL INFORMATION

Statements of Operations For the Six-Month Period Ended June 30, 2014 (unaudited)	RS International
Investment Income
Dividends	$992,184
Interest	377
Withholding taxes on foreign dividends	(89,578)

Total Investment Income	902,983

Expenses
Investment advisory fees	170,073
Distribution fees	63,780
Transfer agent fees	51,718
Custodian fees	43,488
Professional fees	24,955
Registration fees	16,946
Shareholder reports	10,986
Administrative service fees	2,676
Trustees’ fees	1,358
Insurance expense	634
Other expenses	6,466

Total Expenses	393,080

Less: Fee waiver by adviser	(76,975)

Total Expenses, Net	316,105

Net Investment Income	586,878

Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax
Net realized gain/(loss) from investments	3,169,369
Net realized loss from foreign currency transactions	(60,782)
Foreign capital gains taxes paid	—
Net change in unrealized appreciation/depreciation on investments	(2,737,523)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies	791
Net change in accrued foreign capital gains tax	—

Net Gain/(Loss) on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax	371,855

Net Increase/(Decrease) in Net Assets Resulting from Operations	$958,733

[1]	Commenced operations on February 1, 2014.

46	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Global	RS Emerging Markets	RS Emerging Markets Small Cap[1]	RS China

$603,121	$5,250,423	$256,858	$536,803
—	85	—	—
(47,922)	(526,477)	(15,657)	(43,495)

555,199	4,724,031	241,201	493,308

149,478	2,180,171	137,052	150,113
64,092	475,182	16,378	45,544
13,211	447,769	9,198	17,238
30,131	250,108	22,629	29,963
24,851	44,776	12,040	21,301
17,732	19,264	20,374	17,435
3,896	74,394	3,036	3,353
2,162	26,757	1,028	1,745
1,092	13,492	688	846
474	27,391	105	429
3,876	12,630	3,657	1,391

310,995	3,571,934	226,185	289,358

(36,411)	(107,626)	(38,570)	(42,919)

274,584	3,464,308	187,615	246,439

280,615	1,259,723	53,586	246,869

1,753,772	3,708,399	24,312	(138,750)
(26,120)	(572,984)	(105,044)	(2,944)
—	(937)	(2,196)	—
19,972	10,910,521	2,646,631	(520,462)
(107)	(250)	(331)	769
(1,529)	(83,800)	(40,806)	—

1,745,988	13,960,949	2,522,566	(661,387)

$2,026,603	$15,220,672	$2,576,152	$(414,518)

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	47

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS International

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income	$586,878	$7,016,071
Net realized gain/(loss) from investments, foreign currency transactions, foreign capital gains tax and contribution by adviser	3,108,587	124,398,366
Net change in unrealized appreciation/depreciation on investments, foreign capital gains tax and translation of assets and liabilities in foreign currencies	(2,736,732)	(79,798,432)

Net Increase/(Decrease) in Net Assets Resulting from Operations	958,733	51,616,005

Distributions to Shareholders
Net investment income
Class A	—	(1,606,717)
Class C	—	(119,589)
Class K	—	(217,071)
Class Y	—	(4,597,377)
Net realized gain on investments
Class A	—	(10,914,490)
Class C	—	(935,827)
Class K	—	(1,567,154)
Class Y	—	(39,048,198)

Total Distributions	—	(59,006,423)

Capital Share Transactions
Proceeds from sales of shares	2,428,971	34,593,375
Reinvestment of distributions	—	50,057,099
Cost of shares redeemed	(7,144,041)	(940,028,503)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(4,715,070)	(855,378,029)

Net Increase/(Decrease) in Net Assets	(3,756,337)	(862,768,447)

Net Assets
Beginning of period	45,584,060	908,352,507

End of period	$41,827,723	$45,584,060

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(25,733)

Accumulated Undistributed Net Investment Income Included in Net Assets	$561,145	$—

Other Information:
Shares
Sold	190,676	1,935,725
Reinvested	—	3,853,076
Redeemed	(549,386)	(52,638,706)

Net Increase/(Decrease)	(358,710)	(46,849,905)

[1]	Commenced operations on February 1, 2014.

48	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

RS Global		RS Emerging Markets		RS Emerging Markets Small Cap

For the Six Months Ended 6/30/14	For the Year Ended 12/31/13	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13	For the Period Ended 6/30/14[1]

$280,615	$145,073	$1,259,723	$2,688,726	$53,586
1,727,652	5,646,541	3,134,478	191,316,852	(82,928)
18,336	2,471,755	10,826,471	(239,672,159)	2,605,494

2,026,603	8,263,369	15,220,672	(45,666,581)	2,576,152

—	(124,648)	—	(114,451)	—
—	(24,087)	—	—	—
—	(34,502)	—	—	—
—	(172,024)	—	(943,945)	—

—	(1,341,893)	—	(44,119,341)	—
—	(643,598)	—	(7,311,381)	—
—	(571,730)	—	(4,981,615)	—
—	(1,420,303)	—	(33,761,473)	—

—	(4,332,785)	—	(91,232,206)	—

1,018,741	4,124,334	49,055,096	171,411,078	26,953,264
—	4,319,856	—	85,900,078	—
(433,283)	(4,728,988)	(109,278,982)	(1,041,750,739)	(432,110)

585,458	3,715,202	(60,223,886)	(784,439,583)	26,521,154

2,612,061	7,645,786	(45,003,214)	(921,338,370)	29,097,306

37,210,554	29,564,768	477,470,314	1,398,808,684	—

$39,822,615	$37,210,554	$432,467,100	$477,470,314	$29,097,306

$—	$(35,602)	$—	$(232,438)	$—

$245,013	$—	$1,027,285	$—	$53,586

87,386	362,999	2,635,036	8,402,244	2,684,572
—	381,669	—	4,535,316	—
(37,351)	(430,175)	(5,871,858)	(46,810,905)	(41,500)

50,035	314,493	(3,236,822)	(33,873,345)	2,643,072

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	49

FINANCIAL INFORMATION

Statements of Changes in Net Assets Six-Months-Ended Numbers are unaudited	RS China

	For the Six Months Ended 6/30/14	For the Year Ended 12/31/13

Operations
Net investment income	$246,869	$278,569
Net realized loss from investments and foreign currency transactions	(141,694)	(633,501)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies	(519,693)	3,949,462

Net Increase/(Decrease) in Net Assets Resulting from Operations	(414,518)	3,594,530

Distributions to Shareholders
Net investment income
Class A	—	(143,570)
Class C	—	(25,191)
Class K	—	(38,911)
Class Y	—	(148,945)

Total Distributions	—	(356,617)

Capital Share Transactions
Proceeds from sales of shares	1,352,170	6,361,949
Reinvestment of distributions	—	356,561
Cost of shares redeemed	(1,264,050)	(5,020,521)

Net Increase in Net Assets Resulting from Capital Share Transactions	88,120	1,697,989

Net Increase/(Decrease) in Net Assets	(326,398)	4,935,902

Net Assets
Beginning of period	28,701,332	23,765,430

End of period	$28,374,934	$28,701,332

Distributions in Excess of Net Investment Income Included in Net Assets	$—	$(5,907)

Accumulated Undistributed Net Investment Income Included in Net Assets	$240,962	$—

Other Information:
Shares
Sold	138,172	620,346
Reinvested	—	34,967
Redeemed	(132,148)	(497,098)

Net Increase	6,024	158,215

50	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

www.rsinvestments.com	51

FINANCIAL INFORMATION

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception of each Fund’s share classes). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions).

Financial Highlights Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS International Fund
Class A
Six Months Ended 6/30/14[1]	$13.24	$0.19	[2]	$0.13	$0.32	$—	$—	$—
Year Ended 12/31/13	18.08	0.23	[2]	1.91	2.14	(0.87)	(6.11)	(6.98)
Year Ended 12/31/12	15.44	0.12	[2]	2.60	2.72	(0.08)	—	(0.08)
Year Ended 12/31/11	17.79	0.14	[2]	(2.61)	(2.47)	— [3]	—	— [3]
Year Ended 12/31/10	15.73	0.07	[2]	2.32	2.39	(0.37)	—	(0.37)
Year Ended 12/31/09	11.59	0.09	[2]	3.85	3.94	—	—	—
Class C
Six Months Ended 6/30/14[1]	$10.62	$0.09	[2]	$0.11	$0.20	$—	$—	$—
Year Ended 12/31/13	15.85	0.04	[2]	1.59	1.63	(0.75)	(6.11)	(6.86)
Year Ended 12/31/12	13.61	(0.02)[2]		2.29	2.27	(0.03)	—	(0.03)
Year Ended 12/31/11	15.79	0.04	[2]	(2.34)	(2.30)	— [3]	—	— [3]
Year Ended 12/31/10	14.03	(0.05)[2]		2.06	2.01	(0.29)	—	(0.29)
Year Ended 12/31/09	10.41	—	[2,3]	3.42	3.42	—	—	—
Class K
Six Months Ended 6/30/14[1]	$12.63	$0.15	[2]	$0.12	$0.27	$—	$—	$—
Year Ended 12/31/13	17.58	0.14	[2]	1.83	1.97	(0.81)	(6.11)	(6.92)
Year Ended 12/31/12	15.03	0.06	[2]	2.52	2.58	(0.03)	—	(0.03)
Year Ended 12/31/11	17.39	0.10	[2]	(2.58)	(2.48)	— [3]	—	— [3]
Year Ended 12/31/10	15.41	—	[2,3]	2.26	2.26	(0.32)	—	(0.32)
Year Ended 12/31/09	11.37	0.06	[2]	3.78	3.84	—	—	—
Class Y
Six Months Ended 6/30/14[1]	$13.08	$0.20	[2]	$0.13	$0.33	$—	$—	$—
Year Ended 12/31/13	18.04	0.37	[2]	1.86	2.23	(1.08)	(6.11)	(7.19)
Year Ended 12/31/12	15.42	0.16	[2]	2.61	2.77	(0.15)	—	(0.15)
Year Ended 12/31/11	17.76	0.06	[2]	(2.47)	(2.41)	(0.05)	—	(0.05)
Year Ended 12/31/10	15.84	(0.04)[2]		2.36	2.32	(0.44)	—	(0.44)
Period From 3/10/09[7] to 12/31/09[1]	9.20	(0.26)[2]		6.70	6.44	—	—	—

See notes to Financial Highlights on pages 60–61.

52	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Increase From Regulatory Settlements	Net Asset Value, End of Period	Total Return[4]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[5]		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[5]		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$—	$13.56	2.42%		$29,681	1.40%		1.75%		2.85%		2.50%		116%
—	13.24	15.55%		31,483	1.40%		1.61%		1.46%		1.25%		41%	[9]
—	18.08	17.65%		34,005	1.34%		1.34%		0.73%		0.73%		21%
0.12	15.44	(13.19)%	[6]	29,807	1.40%		1.42%		0.82%		0.80%		15%
0.04	17.79	15.50%	[6]	32,556	1.54%		1.60%		0.45%		0.39%		23%
0.20	15.73	35.72%	[6]	28,303	1.73%		1.75%		0.71%		0.69%		99%

$—	$10.82	1.88%		$2,457	2.51%		2.66%		1.79%		1.64%		116%
—	10.62	14.24%		2,390	2.55%		2.55%		0.29%		0.29%		41%	[9]
—	15.85	16.69%		2,370	2.20%		2.20%		(0.12)%		(0.12)%		21%
0.12	13.61	(13.78)%	[6]	1,600	2.14%		2.14%		0.26%		0.26%		15%
0.04	15.79	14.61%	[6]	10,124	2.30%		2.30%		(0.32)%		(0.32)%		23%
0.20	14.03	34.77%	[6]	8,040	2.43%		2.43%		(0.02)%		(0.02)%		99%

$—	$12.90	2.14%		$4,206	1.96%		2.14%		2.34%		2.16%		116%
—	12.63	14.93%		4,479	1.96%		1.99%		0.91%		0.88%		41%	[9]
—	17.58	17.18%		4,247	1.74%		1.74%		0.38%		0.38%		21%
0.12	15.03	(13.55)%	[6]	4,132	1.78%		1.78%		0.59%		0.59%		15%
0.04	17.39	14.95%	[6]	17,234	1.95%		1.95%		0.03%		0.03%		23%
0.20	15.41	35.53%	[6]	14,790	1.96%		2.12%		0.45%		0.29%		99%

$—	$13.41	2.52%		$5,484	1.15%		1.79%		3.02%		2.38%		116%
—	13.08	16.29%		7,232	1.01%		1.01%		1.96%		1.96%		41%	[9]
—	18.04	18.00%		867,731	1.02%		1.02%		0.94%		0.94%		21%
0.12	15.42	(12.90)%	[6]	454,722	1.04%		1.04%		0.38%		0.38%		15%
0.04	17.76	14.93%	[6]	22,179	1.16%		1.16%		(0.22)%		(0.22)%		23%
0.20	15.84	72.17%	[6]	76	3.69%	[8]	3.69%	[8]	(2.21)%	[8]	(2.21)%	[8]	99%

See notes to Financial Highlights on pages 60–61.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	53

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Global Fund
Class A
Six Months Ended 6/30/14[1]	$11.65	$0.09	[2]	$0.54	$0.63	$—	$—
Year Ended 12/31/13	10.26	0.06	[2]	2.87	2.93	(0.13)	(1.41)
Year Ended 12/31/12	8.79	0.12	[2]	1.44	1.56	(0.09)	—
Period From 5/16/11[7] to 12/31/11[1]	10.00	0.02	[2]	(1.23)	(1.21)	—	—

Class C
Six Months Ended 6/30/14[1]	$11.54	$0.05	[2]	$0.53	$0.58	$—	$—
Year Ended 12/31/13	10.19	(0.03)[2]		2.84	2.81	(0.05)	(1.41)
Year Ended 12/31/12	8.74	0.06	[2]	1.44	1.50	(0.05)	—
Period From 5/16/11[7] to 12/31/11[1]	10.00	(0.03)[2]		(1.23)	(1.26)	—	—

Class K
Six Months Ended 6/30/14[1]	$11.59	$0.07	[2]	$0.54	$0.61	$—	$—
Year Ended 12/31/13	10.22	0.01	[2]	2.86	2.87	(0.09)	(1.41)
Year Ended 12/31/12	8.76	0.10	[2]	1.45	1.55	(0.09)	—
Period From 5/16/11[7] to 12/31/11[1]	10.00	(0.01)[2]		(1.23)	(1.24)	—	—

Class Y
Six Months Ended 6/30/14[1]	$11.67	$0.11	[2]	$0.54	$0.65	$—	$—
Year Ended 12/31/13	10.27	0.10	[2]	2.88	2.98	(0.17)	(1.41)
Year Ended 12/31/12	8.81	0.15	[2]	1.46	1.61	(0.15)	—
Period From 5/16/11[7] to 12/31/11[1]	10.00	0.03	[2]	(1.22)	(1.19)	—	—

See notes to Financial Highlights on pages 60–61.

54	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[4]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[5]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[5]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$12.28	5.41%	$13,389	1.40%	1.58%	1.57%	1.39%	83%
(1.54)	11.65	29.02%	12,539	1.40%	1.67%	0.50%	0.23%	137%	[9]
(0.09)	10.26	17.81%	9,557	1.40%	1.95%	1.22%	0.67%	28%
—	8.79	(12.10)%	11,211	1.40%	1.78%	0.27%	(0.11)%	9%

$—	$12.12	5.03%	$6,889	2.16%	2.36%	0.83%	0.63%	83%
(1.46)	11.54	28.04%	5,997	2.15%	2.42%	(0.26)%	(0.53)%	137%	[9]
(0.05)	10.19	17.18%	4,171	1.94%	2.49%	0.60%	0.05%	28%
—	8.74	(12.60)%	3,508	2.31%	2.69%	(0.60)%	(0.98)%	9%

$—	$12.20	5.26%	$5,589	1.80%	2.00%	1.17%	0.97%	83%
(1.50)	11.59	28.47%	5,311	1.79%	2.06%	0.10%	(0.17)%	137%	[9]
(0.09)	10.22	17.70%	4,126	1.52%	2.07%	1.02%	0.47%	28%
—	8.76	(12.40)%	3,505	1.90%	2.28%	(0.19)%	(0.57)%	9%

$—	$12.32	5.57%	$13,956	1.08%	1.28%	1.88%	1.68%	83%
(1.58)	11.67	29.50%	13,364	1.05%	1.32%	0.85%	0.58%	137%	[9]
(0.15)	10.27	18.30%	11,711	0.89%	1.44%	1.59%	1.04%	28%
—	8.81	(11.90)%	7,514	1.10%	1.48%	0.61%	0.23%	9%
See notes to Financial Highlights on pages 60–61.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	55

FINANCIAL HIGHLIGHTS

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains	Total Distributions
RS Emerging Markets Fund
Class A
Six Months Ended 6/30/14[1]	$19.34	$0.05	[2]	$0.70	$0.75	$—	$—	$—
Year Ended 12/31/13	23.88	0.09	[2]	(1.37)	(1.28)	(0.01)	(3.39)	(3.40)
Year Ended 12/31/12	21.13	0.07	[2]	2.73	2.80	(0.05)	—	(0.05)
Year Ended 12/31/11	26.74	0.07	[2]	(5.68)	(5.61)	—	—	—
Year Ended 12/31/10	23.12	(0.01)[2]		4.18	4.17	(0.55)	—	(0.55)
Year Ended 12/31/09	12.14	(0.02)[2]		11.29	11.27	(0.29)	—	(0.29)

Class C
Six Months Ended 6/30/14[1]	$15.43	$(0.02)[2]		$0.56	$0.54	$—	$—	$—
Year Ended 12/31/13	19.90	(0.03)[2]		(1.16)	(1.19)	—	(3.39)	(3.39)
Year Ended 12/31/12	17.72	(0.08)[2]		2.26	2.18	—	—	—
Year Ended 12/31/11	22.59	(0.10)[2]		(4.77)	(4.87)	—	—	—
Year Ended 12/31/10	19.63	(0.15)[2]		3.52	3.37	(0.41)	—	(0.41)
Year Ended 12/31/09	10.35	(0.13)[2]		9.60	9.47	(0.19)	—	(0.19)

Class K
Six Months Ended 6/30/14[1]	$18.44	$0.02	[2]	$0.67	$0.69	$—	$—	$—
Year Ended 12/31/13	22.97	0.07	[2]	(1.34)	(1.27)	—	(3.39)	(3.39)
Year Ended 12/31/12	20.36	0.01	[2]	2.60	2.61	—	—	—
Year Ended 12/31/11	25.86	(0.02)[2]		(5.48)	(5.50)	—	—	—
Year Ended 12/31/10	22.41	(0.09)[2]		4.04	3.95	(0.50)	—	(0.50)
Year Ended 12/31/09	11.71	(0.07)[2]		10.86	10.79	(0.09)	—	(0.09)

Class Y
Six Months Ended 6/30/14[1]	$19.38	$0.08	[2]	$0.71	$0.79	$—	$—	$—
Year Ended 12/31/13	23.92	0.10	[2]	(1.30)	(1.20)	(0.09)	(3.39)	(3.48)
Year Ended 12/31/12	21.18	0.15	[2]	2.70	2.85	(0.11)	—	(0.11)
Year Ended 12/31/11	26.75	0.12	[2]	(5.69)	(5.57)	—	—	—
Year Ended 12/31/10	23.13	0.11	[2]	4.16	4.27	(0.65)	—	(0.65)
Period From 3/10/09[7] to 12/31/09[1]	10.88	—	[2,3]	12.60	12.60	(0.35)	—	(0.35)

See notes to Financial Highlights on pages 60–61.

56	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Increase From Contribution by Adviser	Net Asset Value, End of Period	Total Return[4]		Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[5]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[5]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$20.09	3.88%		$191,866	1.65%	1.74%	0.49%	0.40%	72%
0.14	19.34	(4.74)%	[10]	225,463	1.65%	1.65%	0.42%	0.42%	224%	[11]
—	23.88	13.26%		533,677	1.53%	1.53%	0.30%	0.30%	49%
—	21.13	(20.98)%		919,103	1.49%	1.49%	0.27%	0.27%	44%
—	26.74	18.15%		1,393,971	1.56%	1.56%	(0.03)%	(0.03)%	41%
—	23.12	92.96%		1,174,248	1.61%	1.61%	(0.10)%	(0.10)%	61%

$—	$15.97	3.50%		$27,551	2.45%	2.52%	(0.29)%	(0.36)%	72%
0.11	15.43	(5.46)%	[10]	31,349	2.43%	2.43%	(0.21)%	(0.21)%	224%	[11]
—	19.90	12.30%		52,280	2.32%	2.32%	(0.42)%	(0.42)%	49%
—	17.72	(21.56)%		62,237	2.26%	2.26%	(0.50)%	(0.50)%	44%
—	22.59	17.26%		104,109	2.31%	2.31%	(0.75)%	(0.75)%	41%
—	19.63	91.61%		80,180	2.34%	2.34%	(0.86)%	(0.86)%	61%

$—	$19.13	3.74%		$27,290	1.96%	1.97%	0.23%	0.22%	72%
0.13	18.44	(4.95)%	[10]	28,038	1.90%	1.90%	0.37%	0.37%	224%	[11]
—	22.97	12.82%		36,130	1.88%	1.88%	0.03%	0.03%	49%
—	20.36	(21.27)%		36,423	1.87%	1.87%	(0.09)%	(0.09)%	44%
—	25.86	17.71%		46,882	1.92%	1.92%	(0.38)%	(0.38)%	41%
—	22.41	92.21%		24,569	1.95%	1.95%	(0.40)%	(0.40)%	61%

$—	$20.17	4.08%		$185,740	1.34%	1.34%	0.85%	0.85%	72%
0.14	19.38	(4.32)%	[10]	192,620	1.31%	1.31%	0.46%	0.46%	224%	[11]
—	23.92	13.47%		776,722	1.31%	1.31%	0.64%	0.64%	49%
—	21.18	(20.82)%		554,099	1.32%	1.32%	0.49%	0.49%	44%
—	26.75	18.57%		633,433	1.19%	1.19%	0.47%	0.47%	41%
—	23.13	115.89%		53,546	1.22%	1.22%	0.02%	0.02%	61%

See notes to Financial Highlights on pages 60–61.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	57

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gain	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS Emerging Markets Small Cap Fund
Class A
Period From 1/31/14[7] to 6/30/14[1]	$10.00	$0.01	[2]	$0.99	$1.00	$—	$—

Class C
Period From 1/31/14[7] to 6/30/14[1]	$10.00	$(0.02)[2]		$0.98	$0.96	$—	$—

Class Y
Period From 1/31/14[7] to 6/30/14[1]	$10.00	$0.03	[2]	$0.99	$1.02	$—	$—

See notes to Financial Highlights on pages 60–61.

58	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

`
Total Distributions	Net Asset Value, End of Period	Total Return[4]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[5]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[5]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$11.00	10.00%	$6,428	1.95%	2.30%	0.27%	(0.08)%	69%

$—	$10.96	9.60%	$2,741	2.72%	3.07%	(0.54)%	(0.89)%	69%

$—	$11.02	10.20%	$19,928	1.50%	1.85%	0.70%	0.35%	69%

See notes to Financial Highlights on pages 60–61.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	59

FINANCIAL INFORMATION

Financial Highlights (continued) Six-Months-Ended Numbers are unaudited
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Distributions From Net Investment Income	Distributions From Net Realized Capital Gains
RS China Fund
Class A
Six Months Ended 6/30/14[1]	$10.31	$0.09	[2]	$(0.22)	$(0.13)	$—	$—
Year Ended 12/31/13	9.06	0.11	[2]	1.28	1.39	(0.14)	—
Year Ended 12/31/12	7.51	0.07	[2]	1.55	1.62	(0.07)	—
Period From 5/16/11[7] to 12/31/11[1]	10.00	0.06	[2]	(2.49)	(2.43)	(0.06)	—

Class C
Six Months Ended 6/30/14[1]	$10.30	$0.06	[2]	$(0.23)	$(0.17)	$—	$—
Year Ended 12/31/13	9.05	0.04	[2]	1.27	1.31	(0.06)	—
Year Ended 12/31/12	7.50	0.02	[2]	1.56	1.58	(0.03)	—
Period From 5/16/11[7] to 12/31/11[1]	10.00	—	[2,3]	(2.50)	(2.50)	—	—

Class K
Six Months Ended 6/30/14[1]	$10.32	$0.07	[2]	$(0.23)	$(0.16)	$—	$—
Year Ended 12/31/13	9.06	0.07	[2]	1.29	1.36	(0.10)	—
Year Ended 12/31/12	7.51	0.04	[2]	1.56	1.60	(0.05)	—
Period From 5/16/11[7] to 12/31/11[1]	10.00	0.03	[2]	(2.50)	(2.47)	(0.02)	—

Class Y
Six Months Ended 6/30/14[1]	$10.32	$0.11	[2]	$(0.23)	$(0.12)	$—	$—
Year Ended 12/31/13	9.06	0.15	[2]	1.28	1.43	(0.17)	—
Year Ended 12/31/12	7.51	0.09	[2]	1.56	1.65	(0.10)	—
Period From 5/16/11[7] to 12/31/11[1]	10.00	0.08	[2]	(2.50)	(2.42)	(0.07)	—

Distributions reflect actual per-share amounts distributed for the period.

[1]	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

[2]	Calculated based on the average shares outstanding during the period.

[3]	Rounds to $0.00 per share.

[4]	Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return.

[5]

Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations and exclude the effect of custody credits, if applicable.

60	www.rsinvestments.com	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION

Total Distributions	Net Asset Value, End of Period	Total Return[4]	Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets[5]	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets[5]	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$10.18	(1.26)%	$10,575	1.75%	2.11%	1.76%	1.40%	76%
(0.14)	10.31	15.33%	10,919	1.75%	2.05%	1.12%	0.82%	200%	[11]
(0.07)	9.06	21.65%	8,500	1.75%	2.06%	0.81%	0.50%	23%
(0.06)	7.51	(24.32)%	6,784	1.75%	2.27%	1.20%	0.68%	9%

$—	$10.13	(1.65)%	$4,110	2.50%	2.79%	1.15%	0.86%	76%
(0.06)	10.30	14.51%	4,192	2.52%	2.82%	0.41%	0.11%	200%	[11]
(0.03)	9.05	21.12%	3,661	2.26%	2.57%	0.29%	(0.02)%	23%
—	7.50	(25.00)%	3,017	2.98%	3.50%	(0.01)%	(0.53)%	9%

$—	$10.16	(1.55)%	$4,140	2.14%	2.42%	1.51%	1.23%	76%
(0.10)	10.32	14.98%	4,204	2.16%	2.46%	0.78%	0.48%	200%	[11]
(0.05)	9.06	21.33%	3,657	2.04%	2.35%	0.51%	0.20%	23%
(0.02)	7.51	(24.66)%	3,014	2.35%	2.87%	0.63%	0.11%	9%

$—	$10.20	(1.16)%	$9,550	1.42%	1.70%	2.29%	2.01%	76%
(0.17)	10.32	15.77%	9,386	1.43%	1.73%	1.54%	1.24%	200%	[11]
(0.10)	9.06	22.03%	7,947	1.43%	1.74%	1.12%	0.81%	23%
(0.07)	7.51	(24.13)%	6,485	1.41%	1.93%	1.56%	1.04%	9%
[6]

Without the effect of the income from regulatory settlements, the total returns would have been for 2011 (13.49)%, (14.07)%, (13.86)%, and (13.16)%; for 2010 15.17%, 14.32%, 14.68%, and 14.93%; for 2009, 33.91%, 32.95%, 33.69%, and 69.89% for Class A, Class C, Class K and Class Y, respectively. The total return impact from regulatory settlements is calculated based on average shares outstanding for the period.

[7]	Inception date.

[8]	Ratios have been annualized using the period from May 23, 2009, through December 31, 2009, to reflect the initial date when significant capital shares were sold.

[9]	The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund’s new portfolio management team, effective as of July 1, 2013.

[10]

Without the effect of the contribution by adviser, the total returns would have been (5.50)%, (6.22)%, (5.64)%, and (5.05)% for Class A, Class C, Class K and Class Y, respectively. The total return impact from contribution by adviser is calculated based on average shares outstanding for the period.

[11]	The portfolio turnover rate was significantly higher than in prior periods due to trading in the Fund by the Fund’s new portfolio management team, effective as of March 1, 2013.

The accompanying notes are an integral part of these financial statements.	www.rsinvestments.com	61

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Notes to Financial Statements

June 30, 2014 (unaudited)

RS Investment Trust (the “Trust”), a Massachusetts business trust organized on May 11, 1987, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to five series offered by the Trust: RS International Fund, RS Global Fund, RS Emerging Markets Fund, RS Emerging Markets Small Cap Fund and RS China Fund (each a “Fund,” collectively the “Funds”). RS Emerging Markets Small Cap Fund commenced operations on February 1, 2014. All of the Funds are diversified funds. The financial statements for the other remaining series of the Trust are presented in separate reports.

RS International Fund, RS Global Fund, RS Emerging Markets Fund, and RS China Fund offer Class A, C, K and Y shares. RS Emerging Markets Small Cap Fund offers Class A, C and Y shares. The various classes differ principally in their respective sales charges, transfer agent expenses, and other expenses. In general, all classes of shares have identical rights to earnings, assets and voting privileges, except for certain differences, including class-specific expenses and voting rights with respect to matters affecting fewer than all classes or in which the interests of one class differ from the interests of any other class.

The Trust has an unlimited number of authorized shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”) less any applicable sales charge.

Note 1 Significant Accounting Policies

The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Marketable securities are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”) are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued using the last reported sale price, or, if no sales are reported, at the mean between the closing bid and ask prices. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are carried at cost, which approximates market value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars using the prevailing exchange rates and forward foreign currency contracts are valued at the mean between the bid and ask prices at the close of the New York Stock Exchange (“NYSE”).

Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with guidelines and procedures adopted by the Trust’s Board of Trustees.

62	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities whose values have been materially affected by events occurring before the Funds’ valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with guidelines and procedures adopted by the Board of Trustees. In addition, the values of a Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities.

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2014, RS International Fund held one security classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees.

www.rsinvestments.com	63

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transfers into and out of each level of the fair value hierarchy for the six months ended June 30, 2014, were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3
RS International Fund
Common Stocks	$153,445	$(619,566)	$619,566	$(153,445)	$—	$—
RS Global Fund
Common Stocks	184,816	(747,274)	747,274	(184,816)	—	—
Preferred Stocks	87,329	—	—	(87,329)	—	—
RS Emerging Markets Fund
Preferred Stocks	14,172,773	—	—	(14,172,773)	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain

64	www.rsinvestments.com

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Taxes The Funds intend to continue complying with the requirements of the Internal Revenue Code to qualify as regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, the Funds do not expect to be subject to income tax, and no provision for such tax has been made.

From time to time, however, a Fund may choose to pay an excise tax if the cost of making the required distribution exceeds the amount of the excise tax.

As of June 30, 2014, the Trust has reviewed the tax positions for open periods, as applicable to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. For the six months ended June 30, 2014, the Funds did not incur any such interest or penalties. RS International Fund and RS Emerging Markets Fund are not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state authorities for tax years before 2009. RS Global Fund, RS Emerging Markets Small Cap Fund and RS China Fund are subject to U.S. federal and state authority examination since inception.

c. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

d. Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

e. Forward Foreign Currency Contracts The Funds may enter into forward foreign currency contracts. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a Fund’s counterparty to meet the terms of a contract and from unanticipated movements in the value of a currency relative to another currency. Fluctuations in the values of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Funds. When a forward contract is closed, a Fund will record a realized gain or loss equal to the increase or decrease in

www.rsinvestments.com	65

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the value of such forward contract between the time it was opened and the time it was closed. Such amounts are recorded as net realized gains or losses on foreign currency related transactions.

f. Foreign Capital Gains Tax Gains realized by the Funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for non-U.S. taxes likely to be payable upon the sale of such securities.

g. Investment Income Dividend income is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is accrued and recorded daily.

In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets attributable to each class at the beginning of the day.

h. Expenses Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are generally apportioned among all the series in the Trust, based on relative net assets.

i. Distributions to Shareholders Each Fund intends to declare and distribute substantially all net investment income, if any, at least once a year. Distributions of net realized capital gains, if any, are declared and paid at least once a year. Distributions to shareholders are recorded on the ex-dividend date.

j. Capital Accounts Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement purposes versus federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the Funds.

Note 2 Transactions with Affiliates

a. Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which is reviewed and approved annually by the Board of Trustees, each Fund pays an investment advisory fee to RS Investment Management Co. LLC (“RS Investments”). Guardian Investor Services LLC (“GIS”), a subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”), holds a majority interest in RS Investments. RS Investments receives an investment advisory fee based on the average daily net assets of the Funds, at the following annual rates:

Fund	Investment Advisory Fee Percentage
RS International Fund	0.80%
RS Global Fund	0.80%
RS Emerging Markets Fund	1.00%
RS Emerging Markets Small Cap Fund	1.25%
RS China Fund	1.10%

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2015, to limit the following Funds’ total annual fund operating expenses (excluding expenses indirectly incurred by the Funds through investments in pooled investment vehicles, interest, taxes, investment-related expenses [e.g., brokerage commissions], and extraordinary expenses) to the following rates:

Fund	Expense Limitation
	Class A	Class C	Class K	Class Y
RS International Fund	1.40%	2.65%	1.96%	1.15%
RS Global Fund(1)	1.40%	2.17%	1.81%	1.09%
RS Emerging Markets Fund	1.65%	2.45%	1.96%	1.32%	(2)
RS China Fund(3)	1.75%	2.50%	2.14%	1.42%
(1)

The expense limitation in effect from January 1, 2014, through April 30, 2014, was 1.40% for Class A shares, and the fee waiver for each of the other classes of the Fund was equal to the level of fee waiver for Class A shares.

(2)	The expense limitation was in effect beginning May 1, 2014.
(3)

The expense limitation in effect from January 1, 2014, through April 30, 2014, was 1.75% for Class A shares, and the fee waiver for each of the other classes of the Fund was equal to the level of fee waiver for Class A shares.

Expense limitations have been imposed pursuant to a written agreement between RS Investments and the Trust in effect through April 30, 2015, to limit the following Fund’s total annual fund operating expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses [e.g., brokerage commissions], and extraordinary expenses) for Class Y shares to the rates shown in the table below and to limit the total annual fund operating expenses of each of the other classes of the Fund so that each of those classes benefits from a level of fee waiver and/or expense reimbursement (as expressed in basis points) that is the same as the level of fee waiver and/or expense reimbursement for Class Y shares during the period.

Fund	Expense Limitation
RS Emerging Markets Small Cap Fund, Class Y	1.50%

To satisfy the expense limitations, certain affiliates of RS Investments, including GIS, may waive expenses that would otherwise be charged to the Funds or may reimburse expenses incurred by the Funds.

RS Investments and GIS do not intend to recoup any reimbursed expenses or waived advisory fees from a prior year under expense limitations then in effect for a Fund.

b. Compensation of Trustees and Officers Trustees and officers of the Trust who are interested persons, as defined in the 1940 Act, of RS Investments receive no compensation from the Funds for acting as such. Trustees of the Trust who are not interested persons of RS Investments receive compensation and reimbursement of expenses from the Trust.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Distribution Fees RS Funds Distributor LLC (“RSFD”), a wholly owned subsidiary of RS Investments, serves as the principal underwriter for shares of the Funds. The Funds have entered into an agreement with RSFD for distribution services with respect to their shares and have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whose continuance is reviewed annually by the Trust’s Board of Trustees. Under the plan, RSFD is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of each Fund. Prior to June 1, 2014, GIS served as the principal underwriter for shares of the Funds. For the six months ended June 30, 2014, RSFD and GIS received distribution fees as follows:

Fund		Annual Rate	Distribution Fees Received by RSFD	Distribution Fees Received by GIS
RS International Fund	Class A	0.25%	$6,134	$31,385
	Class C	1.00%	2,025	10,112
	Class K	0.65%	2,240	11,884
	Class Y	0.00%	—	—
RS Global Fund	Class A	0.25%	$2,731	$12,953
	Class C	1.00%	5,582	25,600
	Class K	0.65%	2,962	14,264
	Class Y	0.00%	—	—
RS Emerging Markets Fund	Class A	0.25%	$39,516	$210,146
	Class C	1.00%	22,667	116,688
	Class K	0.65%	14,654	71,511
	Class Y	0.00%	—	—
RS Emerging Markets Small Cap Fund	Class A	0.25%	$1,198	$4,442
	Class C	1.00%	2,208	8,530
	Class Y	0.00%	—	—
RS China Fund	Class A	0.25%	$2,090	$10,926
	Class C	1.00%	3,321	16,358
	Class K	0.65%	2,174	10,675
	Class Y	0.00%	—	—

RS Investments may perform certain services and incur certain expenses with respect to the promotion of the Funds’ shares and the servicing of shareholder accounts, which expenses are allocable to RSFD. RS Investments compensates RSFD for its services in connection with the promotion of Fund shares and reimburses RSFD for its expenses, including payments made by RSFD to third parties in respect of the promotion of Fund shares in excess of amounts received by RSFD under the distribution plan. In addition to payments under the distribution plan, the Funds reimburse RSFD for payments RSFD makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement is calculated in a manner reviewed by the Board of Trustees periodically. Such amounts are included in the Statement of Operations under the caption “Transfer agent fees.”

Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of GIAC and an affiliate of GIS, distributes the Funds’ shares as a retail broker-dealer. For the six

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

months ended June 30, 2014, PAS informed the Trust it received $885,200 directly or indirectly from RSFD and GIS as continuing compensation for its services relating to its distribution of shares of all series in the Trust.

For the six months ended June 30, 2014, aggregate front-end sales charges for the sale of Class A shares paid to RSFD and GIS were as follows:

Fund	Sales Charges Received by RSFD	Sales Charges Received by GIS
RS International Fund	$105	$2,054
RS Global Fund	58	261
RS Emerging Markets Fund	839	7,674
RS Emerging Markets Small Cap Fund	3	—
RS China Fund	2	129

RSFD is entitled to retain any contingent deferred sales load (“CDSL”) imposed on certain share redemptions. Prior to June 1, 2014, GIS was entitled to retain any CDSL. For the six months ended June 30, 2014, RSFD and GIS received CDSL charges as follows:

Fund	CDSL Received by RSFD	CDSL Received by GIS
RS International Fund	$—	$2
RS Global Fund	—	248
RS Emerging Markets Fund	—	1,815
RS Emerging Markets Small Cap Fund	—	—
RS China Fund	—	—

Note 3 Federal Income Taxes

a. Distributions to Shareholders The tax character of distributions paid to shareholders during the year ended December 31, 2013, which is the most recently completed tax year, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains
RS International Fund	$39,260,797	$19,745,626
RS Global Fund	1,216,050	3,116,735
RS Emerging Markets Fund	1,058,396	90,173,810
RS China Fund	356,617	—

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Permanent book and tax basis differences will result in reclassifications to paid-in capital, undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences, which will reverse in a subsequent period.

As of December 31, 2013, the Funds made the following reclassifications of permanent book and tax basis differences:

Fund	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
RS International Fund	$65,959,821	$(336,984)	$(65,622,837)
RS Global Fund	(133)	174,753	(174,620)
RS Emerging Markets Fund	13,702,235	15,068,632	(28,770,867)
RS China Fund	—	72,141	(72,141)

The tax basis of distributable earnings as of December 31, 2013, was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
RS International Fund	$3,058,831	$—
RS Global Fund	188,989	24,418
RS China Fund	8,222	—

During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, are normally distributed to shareholders annually.

During the year ended December 31, 2013, the Funds utilized capital loss carryovers as follows:

Fund	Amount
RS International Fund	$1,519,411
RS Global Fund	972,488
RS Emerging Markets Fund	61,870,826

See the chart below for capital loss carryovers available to the Funds at December 31, 2013.

Fund	No Expiration*	Total
RS China Fund	$2,233,187	$2,233,187
*	For tax years beginning 2011, revisions to capital loss carryforward rules allow for capital losses to be carried forward to one or more subsequent taxable years without expiration.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

In determining their taxable income, current tax law permits the Funds to elect to treat all or a portion of any net capital or currency loss realized after October 31 as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the Funds elected to defer net capital and currency losses as follows:

Fund	Deferred Net Capital Losses
RS International Fund	$24,271
RS Emerging Markets Fund	54,014
RS China Fund	30,472

b. Tax Basis of Investments The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at June 30, 2014, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Fund	Cost of Investments	Net Unrealized Appreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS International Fund	$39,492,916	$1,922,357	$2,411,752	$(489,395)
RS Global Fund	34,995,750	4,909,321	5,074,121	(164,800)
RS Emerging Markets Fund	372,019,022	59,597,042	67,228,681	(7,631,639)
RS Emerging Markets Small Cap Fund	25,499,599	2,646,631	3,229,991	(583,360)
RS China Fund	25,028,706	2,473,639	3,107,220	(633,581)

Note 4 Capital Shares

a. Transactions The Funds have authorized an unlimited number of shares of beneficial interest with no par value. Transactions, including conversions and exchanges, in capital shares for the Funds were as follows:

Transactions in Capital Shares

RS International Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	100,321	$1,324,379	301,254	$5,112,563
Shares reinvested	—	—	953,343	12,417,598
Shares redeemed	(288,755)	(3,818,812)	(758,491)	(12,168,859)

Net increase/(decrease)	(188,434)	$(2,494,433)	496,106	$5,361,302

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS International Fund — continued

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class C
Shares sold	23,451	$249,876	69,094	$842,764
Shares reinvested	—	—	96,364	1,026,727
Shares redeemed	(21,274)	(226,528)	(89,975)	(1,078,857)

Net increase	2,177	$23,348	75,483	$790,634

Class K
Shares sold	42,772	$537,423	62,741	$975,613
Shares reinvested	—	—	142,888	1,784,231
Shares redeemed	(71,284)	(901,855)	(92,683)	(1,323,936)

Net increase/(decrease)	(28,512)	$(364,432)	112,946	$1,435,908

Class Y
Shares sold	24,132	$317,293	1,502,636	$27,662,435
Shares reinvested	—	—	2,660,481	34,828,543
Shares redeemed	(168,073)	(2,196,846)	(51,697,557)	(925,456,851)

Net decrease	(143,941)	$(1,879,553)	(47,534,440)	$(862,965,873)

RS Global Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	29,017	$342,039	144,202	$1,623,914
Shares reinvested	—	—	129,070	1,463,663
Shares redeemed	(15,169)	(176,217)	(128,507)	(1,404,786)

Net increase	13,848	$165,822	144,765	$1,682,791

Class C
Shares sold	56,815	$658,756	55,810	$663,996
Shares reinvested	—	—	58,660	658,753
Shares redeemed	(8,050)	(91,528)	(4,207)	(47,101)

Net increase	48,765	$567,228	110,263	$1,275,648

Class K
Shares sold	—	$—	1,086	$11,724
Shares reinvested	—	—	53,744	606,232
Shares redeemed	—	—	(433)	(5,308)

Net increase	—	$—	54,397	$612,648

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RS Global Fund — continued

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class Y
Shares sold	1,554	$17,946	161,901	$1,824,700
Shares reinvested	—	—	140,195	1,591,208
Shares redeemed	(14,132)	(165,538)	(297,028)	(3,271,793)

Net increase/(decrease)	(12,578)	$(147,592)	5,068	$144,115

RS Emerging Markets Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,089,461	$20,552,818	3,186,932	$65,367,035
Shares reinvested	—	—	2,237,259	43,220,435
Shares redeemed	(3,197,449)	(60,665,404)	(16,119,631)	(350,143,496)

Net decrease	(2,107,988)	$(40,112,586)	(10,695,440)	$(241,556,026)

Class C
Shares sold	151,192	$2,275,525	263,442	$4,152,226
Shares reinvested	—	—	408,574	6,324,450
Shares redeemed	(457,360)	(6,879,471)	(1,267,547)	(21,060,005)

Net decrease	(306,168)	$(4,603,946)	(595,531)	$(10,583,329)

Class K
Shares sold	181,016	$3,250,704	353,365	$6,758,193
Shares reinvested	—	—	261,666	4,824,924
Shares redeemed	(274,905)	(4,916,238)	(667,317)	(12,723,521)

Net decrease	(93,889)	$(1,665,534)	(52,286)	$(1,140,404)

Class Y
Shares sold	1,213,367	$22,976,049	4,598,505	$95,133,624
Shares reinvested	—	—	1,627,817	31,530,269
Shares redeemed	(1,942,144)	(36,817,869)	(28,756,410)	(657,823,717)

Net decrease	(728,777)	$(13,841,820)	(22,530,088)	$(531,159,824)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions in Capital Shares (continued)

RS Emerging Markets Small Cap Fund

	For the Period Ended 6/30/14
	Shares	Amount
Class A*
Shares sold	623,212	$6,308,376
Shares redeemed	(38,699)	(401,830)

Net increase	584,513	$5,906,546

Class C*
Shares sold	250,000	$2,500,000

Net increase	250,000	$2,500,000

Class Y*
Shares sold	1,811,360	$18,144,888
Shares redeemed	(2,801)	(30,280)

Net increase	1,808,559	$18,114,608

*	Inception date was January 31, 2014.

RS China Fund

	For the Six Months Ended 6/30/14		For the Year Ended 12/31/13
	Shares	Amount	Shares	Amount
Class A
Shares sold	109,153	$1,072,894	184,323	$1,823,372
Shares reinvested	—	—	14,080	143,570
Shares redeemed	(128,766)	(1,230,721)	(78,402)	(733,437)

Net increase/(decrease)	(19,613)	$(157,827)	120,001	$1,233,505

Class C
Shares sold	—	$—	6,575	$60,901
Shares reinvested	—	—	2,468	25,191
Shares redeemed	(1,055)	(10,007)	(6,784)	(59,292)

Net increase/(decrease)	(1,055)	$(10,007)	2,259	$26,800

Class K
Shares sold	38	$369	71	$700
Shares reinvested	—	—	3,813	38,911
Shares redeemed	(110)	(1,075)	—	—

Net increase/(decrease)	(72)	$(706)	3,884	$39,611

Class Y
Shares sold	28,981	$278,907	429,377	$4,476,976
Shares reinvested	—	—	14,606	148,889
Shares redeemed	(2,217)	(22,247)	(411,912)	(4,227,792)

Net increase	26,764	$256,660	32,071	$398,073

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b. Shareholder Concentration As of June 30, 2014, the number of shareholders and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders) who owned of record 5% or more of the net assets of a Fund is summarized in the following table:

Fund	Number of Shareholders	Percentage of Net Assets
RS International Fund	2	20.61%
RS Global Fund	2	88.31%
RS Emerging Markets Fund	4	48.04%
RS Emerging Markets Small Cap Fund	1	94.60%
RS China Fund	1	92.15%

Note 5 Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended June 30, 2014, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
RS International Fund	$48,471,782	$52,820,919
RS Global Fund	31,505,082	30,987,199
RS Emerging Markets Fund	314,002,627	380,271,403
RS Emerging Markets Small Cap Fund	40,656,774	15,182,304
RS China Fund	20,674,067	20,742,317

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign companies may be less liquid and their prices more volatile than those of comparable U.S. companies.

c. Industry, Sector or Regional Concentration In their normal course of business, the Funds may invest a significant portion of their assets in companies within a limited number of industries or sectors. As a result, the Funds may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

Investing in a regionally concentrated mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to a broader geographical area. The political and economic conditions and changes in regulatory, tax or economic policy in a concentrated region could significantly affect the market in that region and in surrounding areas.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar. Transaction costs are often higher and there may be delays in settlement procedures.

d. Repurchase Agreements The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller.

Note 6 Temporary Borrowings

The Funds, with other funds managed by RS Investments, share in a $400 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on market rates at the time of borrowing.

For the six months ended June 30, 2014, the Funds which borrowed under the facility were as follows:

Fund	Amount Outstanding at 6/30/14	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
RS International Fund	$—	$377,546	21	1.34%
RS Global Fund	—	13,804	1	1.34%
RS Emerging Markets Fund	—	2,905,924	55	1.34%
RS Emerging Markets Small Cap Fund	—	135,574	14	1.34%
RS China Fund	—	253,827	17	1.34%
*	For the six months ended June 30, 2014, based on the number of days borrowings were outstanding.

Note 7 Review for Subsequent Events

Management has evaluated subsequent events through the issuance of the Funds’ financial statements and determined that no material events have occurred that require disclosure.

Note 8 Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Supplemental Information (unaudited)

Approval of the Investment Advisory Agreement for RS Emerging Markets Small Cap Fund

The Board of Trustees of RS Investment Trust (the “Trust”), including all the Independent Trustees, met in person on December 4, 2013 to consider the approval of the investment advisory agreement (the “Advisory Agreement”) for RS Emerging Markets Small Cap Fund (the “Fund”), a new series of the Trust, for the two-year period commencing on its date of execution. Before the Board meeting on December 4, 2013, the Trustees had met on November 6, 2013 with representatives of RS Investment Management Co. LLC (“RS Investments”), the proposed investment adviser of the Fund, to discuss in detail the proposed new Fund. The Trustees considered and reviewed the information they received from RS Investments and determined not to request further information from RS Investments at that time in connection with their consideration of the approval of the Advisory Agreement.

In their consideration of the Advisory Agreement, the Trustees considered both the information provided specifically for that purpose at their meeting and information they receive and consider throughout the year, both in connection with the general oversight of the Funds and in connection with the annual advisory contract renewal process for all of the Funds.

The Trustees were assisted in their review by the Independent Trustees’ counsel, who reviewed all of the information presented to the Trustees.

The Trustees considered the nature, extent, and quality of the services expected to be provided by RS Investments. In this regard, the Trustees took into account the experience of the Fund’s proposed portfolio management team and of RS Investments’ senior management, and the time and attention to be devoted by each to the Fund. The Trustees considered RS Investments’ significant responsibilities in monitoring the services to be provided by the Fund’s service providers, such as the custodian, transfer agent, fund accountant and others.

The Trustees reviewed the proposed advisory fee and expense ratio for the Fund. They compared that information to comparable information for a peer group of small-cap emerging markets funds (the “Custom Peer Group”). The Custom Peer Group was developed by RS Investments from Morningstar’s universe of emerging markets funds, by eliminating from the universe all funds that were identified by Morningstar as large-cap funds. The data developed by RS Investments showed that the Fund’s proposed advisory fee and its anticipated total expense ratio, taking into consideration RS Investments’ proposed expense cap, were both close to the median of the funds in the Custom Peer Group.

The representatives of RS Investments reported to the Trustees that RS Investments does not currently provide advisory services in strategies that are similar to the Fund’s strategies.

The Trustees discussed with RS Investments the firm’s anticipated profitability with respect to the Fund, whether economies of scale would likely be realized as the Fund

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grows, and whether a reduction in the advisory fees paid by the Fund by means of breakpoints would be appropriate. Representatives of RS Investments noted that because RS Investments will incur significant expenses in connection with the start-up of the Fund, it does not expect to realize any profit from the advisory or other fees RS Investments and its affiliates expect to receive from the Fund for a number of years. The Trustees noted that profitability and possible economies of scale should be assessed after a reasonable period of operation and determined not to recommend advisory fee breakpoints for the Fund at this time.

The Trustees considered the research and other similar services RS Investments receives from many of the broker-dealers with which it intends to place the Fund’s (as well as other RS Investments clients’) portfolio transactions and from third parties with which these broker-dealers have arrangements. The Trustees concluded that any benefit to RS Investments of these “soft dollar” relationships did not appear likely to be unreasonable.

After reviewing and considering all of the information described above, the Trustees voted unanimously to approve the Advisory Agreement, including the advisory fee proposed in connection with that approval, for the two-year period commencing on its date of execution.

Meeting of Shareholders

A special meeting of the shareholders of RS Investment Trust (the “Trust”) was held on May 23, 2014. At the meeting, the shareholders of the Trust elected Judson Bergman, Dennis M. Bushe, Margherita L. DiManni, Kenneth R. Fitzsimmons, Anne M. Goggin, Lawrence E. Harris, Christopher C. Melvin, Jr., Gloria S. Nelund, and Matthew H. Scanlan as trustees of the Trust.

Proposal to Elect Trustees

Nominee	Votes For	Votes Against/ Withheld	Abstentions
Judson Bergman	550,801,232.965	9,280,122.985	0.000
Dennis M. Bushe	550,597,774.166	9,483,581.784	0.000
Margherita L. DiManni	550,787,370.938	9,293,985.012	0.000
Kenneth R. Fitzsimmons	550,425,719.024	9,655,636.926	0.000
Anne M. Goggin	550,954,630.766	9,126,725.184	0.000
Lawrence E. Harris	550,636,278.980	9,445,076.970	0.000
Christopher C. Melvin, Jr.	550,776,574.483	9,304,781.467	0.000
Gloria S. Nelund	550,067,457.888	9,013,898.888	0.000
Matthew H. Scanlan	550,564,139.160	9,517,216.790	0.000

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Portfolio Holdings and Proxy Voting Procedures

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. This information is also available, without charge, upon request, by calling toll-free 800-766-3863.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling toll-free 800-766-3863; (ii) on RS Investments’ website at www.rsinvestments.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Statement of Additional Information includes information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 800-766-3863.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

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One Bush Street, Suite 900 San Francisco, CA 94104	PRSRT STD U.S. POSTAGE PAID RS INVESTMENTS

WWW.RSINVESTMENTS.COM // 800.766.3863	EB 015099 (06/14)

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	None.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RS Investment Trust

By (Signature and Title)*	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date: September 5, 2014

By (Signature and Title)*	/s/ Shelly Chu
Shelly Chu, Treasurer
(Principal Financial Officer)

Date: September 5, 2014